UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-10263

GuideStone Funds

(Exact name of registrant as specified in charter)

2401 Cedar Springs Road Dallas, TX	75201-1407
(Address of principal executive offices)	(Zip code)

Rodney R. Miller, Esq.

GuideStone Financial Resources of the Southern Baptist Convention

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Name and address of agent for service)

registrant’s telephone number, including area code: 214-720-2142

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

GuideStone Funds

GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)

GuideStone Capital Management (“GSCM”)

GuideStone Trust Services (“GSTS”)

GuideStone Financial Services (“GFS”)

GuideStone Advisors (“GA”)

PFPC Distributors, Inc. (“PFPC”)

NOTICE CONCERNING YOUR PRIVACY RIGHTS

This notice will provide you with information concerning our policies with respect to nonpublic personal information that we collect about you in connection with the following financial products and services provided and/or serviced by the entities listed above: individual retirement accounts (“IRAs”) and/or personal mutual fund accounts.

The confidentiality of your information is important to us as we recognize that you depend on us to keep your information confidential, as described in this notice.

We collect nonpublic personal information about you with regard to your IRA and/or personal mutual fund accounts from the following sources:

•	Information we receive from you on applications or other forms;

•	Information about your transactions with us, our affiliates or others (including our third-party service providers);

•	Information we receive from others such as service providers, broker-dealers and your personal agents or representatives; and

•	Information you and others provide to us in correspondence sent to us, whether written, electronic or by telephone.

We may disclose such nonpublic personal financial information about you to one or more of our affiliates. An affiliate of an organization means any entity that controls, is controlled by, or is under common control with that organization. For example, GuideStone Financial Resources, GSCM, GSTS, GFS and GA are affiliates of one another. GuideStone Funds, GuideStone Financial Resources, GSCM, GSTS, GFS, GA and PFPC do not sell your personal information to nonaffiliated third parties.

We may also disclose any of the personal information that we collect about you to nonaffiliated third parties as permitted by law. For example, we may provide your information to nonaffiliated companies that provide account services or that perform marketing services on our behalf and to other financial institutions with whom we have joint marketing agreements. We restrict access to nonpublic personal information about you to those of our employees who need to know that information in order for us to provide and/or service products or services to you. We also maintain physical, electronic, and procedural safeguards to guard your personal information.

These procedures will continue to remain in effect after you cease to receive financial products and services from us.

If you have any questions concerning our customer information policy, please contact a customer service representative at 1-888-98-GUIDE.

This report has been prepared for shareholders of GuideStone Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus, which contains more complete information about the Funds. Investors are reminded to read the prospectus carefully before investing. Past performance is no guarantee of future results. Share prices will fluctuate and there may be a gain or loss when shares are redeemed. Fund shares are distributed by PFPC Distributors, Inc., 760 Moore Rd., King of Prussia, PA 19406.

LETTER FROM THE PRESIDENT

Dear Valued Shareholders:

We are pleased to present you with the GuideStone Funds semi-annual report for the period ended June 30, 2009. Although the capital markets still contend with economic hardships, GuideStone Funds experienced strong investment performance over the course of the past six months. With the exception of two funds, all of the GuideStone Funds closed out the first half of the year with positive year-to-date returns. We have continued to work diligently to enhance the products and services delivered to our shareholders. Milestones reached during the first two quarters included:

•

The Inflation Protected Bond Fund was launched on June 25th. The fund seeks to provide inflation protection and income consistent with investment in inflation-indexed debt securities. This fund may be suitable for investors with long time horizons who want a hedge against inflation and hold diversified portfolios.

•

The GS6 Share Class was eliminated effective May 1st. Shares of the GS6 Class of each Fund were exchanged for shares of the GS4 Class of the same Fund on a share-for-share basis. Former GS6 shareholders now benefit from the lower fee structure of the GS4 Class.

Additionally, retirement plan participants investing in GuideStone Funds will soon receive fund-specific investment advice through GuideStone Advisors, a registered investment adviser. The advice will be available online through a web-based tool or by contacting a GuideStone financial advisor.

Thank you for choosing to invest in GuideStone Funds. We appreciate your ongoing confidence and invite you to contact us at 1-888-98-GUIDE (1-888-984-8433) or visit our Web site at www.GuideStoneFunds.org.

Sincerely,

/s/ John R. Jones
John R. Jones

FROM THE CHIEF INVESTMENT OFFICER

Rodric E. Cummins, CFA	Financial Market Review

After a tumultuous 2008 and first quarter of 2009, risky assets such as equities surged forward in the second quarter with anticipation that the severity of the worst economic downturn in decades is abating. The S&P 500® Index posted a return of 15.93% for the period, the best quarterly performance since 1998.

The renewed optimism was fueled by a few “green shoots” appearing on the barren economic landscape. Better than expected quarterly earnings from many financial institutions and a smattering of improving economic data provided signs that the coordinated global effort by central banks to restore economic growth is gaining positive traction. These small indications of progress were received as a welcome relief for investors who for the past 18 months have watched hard-earned investment balances erode under the pressures of a global financial crisis and an economic recession.

Most economists continue to point to a modest economic recovery beginning in the second half of 2009. The future path of economic growth will hold the key to the direction and magnitude of capital market returns in the periods ahead. It is clear that central banks are committed to providing the stimulus needed to restart the global economic engine, yet there are many financial and economic challenges that pose significant headwinds for the future. As global economies begin the long process toward recovery, periods of excitement and doubt about the strength and sustainability of future economic growth will certainly fuel further market volatility.

Equity Market Review

For equity markets, the second quarter of 2009 began in a similar fashion to how the first quarter ended: with a continuation of a significant rally that began in early March. The stock market’s resurgence came on the back of a variety of “less bad” readings on the U.S. and global economy, some apparent healing in the banking system and credit markets, and optimism about the impact of massive fiscal stimulus and monetary policy initiatives. Measures of financial stress, including bond spreads and options volatility, steadily decreased as investors regained some of their appetite for risk. Fears of a “depression” scenario began to fade.

U.S. large-capitalization equities rallied back to life and began the process of recapturing the ground that has been lost. Benchmark indexes such as the S&P 500® Index and Russell 1000® Index rose 15.93% and 16.50%, respectively, during the quarter. The S&P 500® Index finished the quarter 36% above its March 9 “low” and posted its best quarterly return since 1998. The broader U.S equity market as measured by the Russell 3000® Index gained 16.82%. Emerging country stocks soared and a falling U.S. dollar helped to push international stocks ahead of domestic stocks during the quarter. The MSCI All Country World ex-U.S. Index (Net), representing both developed and emerging international markets, rose 27.59%. However, over the last 12 months, most foreign stock indexes remain deeper in the red than those measuring U.S. stocks.

As summer approached, some of the vigor behind the market rally dissipated. Rekindled concerns regarding the actual strength of the economy — including factors such as rising unemployment, tepid retail sales and enormous state government budget deficits all served to temper enthusiasm. Equity returns for the month of June were muted and for some, slightly negative.

The prices of many commodities staged a revival during the quarter, as global economic growth prospects appeared to brighten to some extent in emerging market countries. Crude oil had its largest quarterly percentage price increase (about 35%) since 1990.

In terms of equity market capitalization and style, the second quarter yielded a blend of similar and disparate results. Higher “beta” and lower-quality equities tended to lead the overall market higher. Companies with negative earnings and those which do not pay a dividend also outperformed. Small-cap companies outpaced their large-cap counterparts by about 4.2% based on Russell 2000® Index and Russell 1000® Index performance. Across the broad market, large- and medium-capitalization arenas, growth and value essentially were in a dead heat as financial stock strength in the value indexes was matched by strong performance in technology and industrial companies in growth indexes. The exception to that pattern occurred in the small-cap space, where growth topped value by well over 5% led by the technology and consumer discretionary sectors. The Russell 1000® Value Index and Russell 1000® Growth Index had total quarterly returns of 16.70% and 16.32%, respectively. Over the last 12 months, growth led value by about 4.5%.

The developed international stock market index, represented by the MSCI EAFE Index (Net), recorded its highest quarterly return in over 20 years during the second quarter (+25.43%). From a country perspective, notable strong performance came from the Nordic countries, Canada, Singapore and Spain. Emerging market performance exceeded the developed market returns, as signs of stronger Chinese growth and rising commodity prices reinvigorated investment inflows. As measured by the MSCI Emerging Markets Index (Net), these stocks leaped 34.73% for the quarter. Exceptional rallies occurred in the “BRIC” countries of Brazil, Russia, India and China.

Although facing a continued difficult operating environment, public real estate companies, including REITs, were able to raise much needed capital in the second quarter. This sign of stabilization helped to boost the stock prices of many REITS, albeit with ongoing elevated day-to-day volatility. The Dow Jones U.S. Select Real Estate Securities Index gained 31.69% for the quarter. However, this index is down over 45% from a year ago.

Fixed Income Market Review

A broad overtone of renewed optimism seemed to spread throughout the fixed-income markets as investors willingly abandoned safe haven assets to reintroduce risk into their portfolios. Underpinning investors’ more positive outlook were “green shoots” (improving economic data), increased stability in the credit markets partially due to government intervention, improved liquidity and traction in the equity markets. These factors led many to believe the worst of the economic crisis may be over allowing them to focus on the future and underlying fundamentals (in lieu of depression scenarios). Investors’ cash flows were directed toward spread (non-U.S. Treasury) assets to opportunistically take advantage of historically attractive valuations. The quarter was characterized by a strong performance recovery in non-U.S. Treasury sectors while Treasury performance lagged in response to rising yields. The broad U.S. bond market, as measured by the Barclays Capital Aggregate Bond Index (“Aggregate Index”), posted a quarterly return of 1.78%. Within the index, dispersion in returns was wide across different sectors, industries and maturities.

The U.S. Treasury yield curve became steeper during the quarter as short-term yields remained relatively stable while yields of mid- to long-term maturities increased. The steeper yield curve reflected the increased risk appetite of investors, the significant level of Treasury debt issuance to pay for the budget deficit and the possibility of future inflation once the economy hits high gear. Given the inverse relationship between bond prices and yields, the U.S. Treasury sector was one of the worst performing segments of the bond market, posting a quarterly return of (3.02%). Long-maturity Treasuries, generating a quarterly return of (6.67%), dragged down the sector’s performance as these bonds were more price sensitive to rising rates. The quarter ended with the 10-year note yield at 3.53% (up 87 basis points) and the 30-year bond at 4.33% (up 80 basis points).

Spread sectors rallied as all non-Treasury sectors of the Aggregate Index outperformed U.S. Treasuries during the quarter. The investment grade corporate bond sector posted a quarterly return of 10.45%, led by long-maturity financials which were up 22.76%. Corporate bonds outside the financial sector were also robust, producing returns in excess of 10.00%. Asset-backed securities (“ABS”) were one of the better performing sectors at 7.64%, with top performing segments being credit cards and autos. The ABS sector continued to benefit from the government’s Term Asset-Backed Securities Loan Facility (“TALF”) program. Mortgages, one of the largest bond sectors, outpaced Treasuries but lagged other spread sectors amidst the improving credit markets. Mortgages posted a quarterly return of 0.70%.

The higher risk extended bond sectors benefited from investors’ strong appetite for risk as rallies in these sectors posted meaningful absolute returns. Portfolios containing allocations to these sectors were advantaged. High yield bonds (defined as below investment grade corporate bonds) posted a quarterly return of 22.80%, outpacing its investment grade counterparts and the broad equity market. Generally, the lower the quality of the bond, the higher the return as triple C-rated bonds led the high yield market during the quarter. Emerging market debt was another top performing extended sector, posting a quarterly return of 10.71%.

Asset Class Performance Comparison

The following graph illustrates the performance of the major assets classes during 2009.

1 The S&P 500® Index includes 500 of the largest stocks (in terms of market value) in the United States.

2 The Russell 2000® Index is a small-cap index consisting of approximately 2000 of the smallest companies in the Russell 3000® index, representing approximately 8% of the Russell 3000® Index total market capitalization.

3 The MSCI ACWI® Ex-U.S. is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets excluding the U.S.

4 The Barclays Capital U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

About Your Expenses (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees, as well as other Fund expenses. This example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

ACTUAL
Fund	Class	Beginning Account Value 01/01/2009	Ending Account Value 06/30/2009	Annualized Expense Ratio (1)	Expenses Paid During Period (2)
MyDestination 2005	GS4	$1,000.00	$1,062.24	0.20%	$1.02
MyDestination 2015	GS4	1,000.00	1,061.83	0.18	0.92
MyDestination 2025	GS4	1,000.00	1,061.10	0.20	1.02
MyDestination 2035	GS4	1,000.00	1,052.73	0.20	1.02
MyDestination 2045	GS4	1,000.00	1,040.57	0.20	1.01
Conservative Allocation	GS4	1,000.00	1,068.49	0.12	0.62

Balanced Allocation	GS4	1,000.00	1,075.77	0.12	0.62

Growth Allocation	GS4	1,000.00	1,065.86	0.12	0.61

Aggressive Allocation	GS4	1,000.00	1,055.87	0.12	0.61

Conservative Allocation I	GS2	1,000.00	1,072.50	0.16	0.82

Balanced Allocation I	GS2	1,000.00	1,077.02	0.14	0.72

Growth Allocation I	GS2	1,000.00	1,066.66	0.15	0.77

Aggressive Allocation I	GS2	1,000.00	1,055.56	0.15	0.76

Money Market	GS2	1,000.00	1,003.66	0.24	1.19
	GS4	1,000.00	1,002.68	0.44	2.18

Low-Duration Bond	GS2	1,000.00	1,071.24	0.36	1.85
	GS4	1,000.00	1,069.92	0.52	2.67

Medium-Duration Bond	GS2	1,000.00	1,084.72	0.48	2.48
	GS4	1,000.00	1,083.68	0.58	3.00

ACTUAL
Fund	Class	Beginning Account Value 01/01/2009	Ending Account Value 06/30/2009	Annualized Expense Ratio (1)	Expenses Paid During Period (2)
Extended-Duration Bond	GS2	$1,000.00	$1,095.12	0.54%	$2.81
	GS4	1,000.00	1,094.04	0.69	3.58

Inflation Protected Bond	GS4	1,000.00	1,008.00	0.02	—

Global Bond	GS4	1,000.00	1,175.08	0.81	4.36

Equity Index	GS2	1,000.00	1,031.93	0.22	1.16
	GS4	1,000.00	1,030.39	0.37	1.86

Real Estate Securities	GS4	1,000.00	910.88	1.29	3.20

Value Equity	GS2	1,000.00	988.27	0.69	3.40
	GS4	1,000.00	988.41	0.85	4.19

Growth Equity	GS2	1,000.00	1,105.76	0.88	4.59
	GS4	1,000.00	1,106.15	0.97	5.07

Small Cap Equity	GS2	1,000.00	1,027.58	1.04	5.24
	GS4	1,000.00	1,025.87	1.15	5.78

International Equity	GS2	1,000.00	1,090.18	0.94	4.87
	GS4	1,000.00	1,088.99	1.12	5.80

HYPOTHETICAL (assuming a 5% return before expenses)
Fund	Class	Beginning Account Value 01/01/2009	Ending Account Value 06/30/2009	Annualized Expense Ratio (1)	Expenses Paid During Period (2)
MyDestination 2005	GS4	$1,000.00	$1,023.80	0.20%	$1.00
MyDestination 2015	GS4	1,000.00	1,023.90	0.18	0.90
MyDestination 2025	GS4	1,000.00	1,023.80	0.20	1.00
MyDestination 2035	GS4	1,000.00	1,023.80	0.20	1.00
MyDestination 2045	GS4	1,000.00	1,023.80	0.20	1.00
Conservative Allocation	GS4	1,000.00	1,024.20	0.12	0.60

Balanced Allocation	GS4	1,000.00	1,024.20	0.12	0.60

Growth Allocation	GS4	1,000.00	1,024.20	0.12	0.60

Aggressive Allocation	GS4	1,000.00	1,024.20	0.12	0.60

Conservative Allocation I	GS2	1,000.00	1,024.00	0.16	0.80

Balanced Allocation I	GS2	1,000.00	1,024.10	0.14	0.70

Growth Allocation I	GS2	1,000.00	1,024.05	0.15	0.75

Aggressive Allocation I	GS2	1,000.00	1,024.05	0.15	0.75

Money Market	GS2	1,000.00	1,023.60	0.24	1.20
	GS4	1,000.00	1,022.61	0.44	2.21

Low-Duration Bond	GS2	1,000.00	1,023.01	0.36	1.81
	GS4	1,000.00	1,022.22	0.52	2.61

Medium-Duration Bond	GS2	1,000.00	1,022.41	0.48	2.41
	GS4	1,000.00	1,021.92	0.58	2.91

Extended-Duration Bond	GS2	1,000.00	1,022.12	0.54	2.71
	GS4	1,000.00	1,021.37	0.69	3.46

Inflation Protected Bond	GS4	1,000.00	1,024.68	0.02	—

Global Bond	GS4	1,000.00	1,020.79	0.81	4.05

Equity Index	GS2	1,000.00	1,023.65	0.22	1.15
	GS4	1,000.00	1,022.96	0.37	1.86

About Your Expenses (Unaudited) (Continued)

HYPOTHETICAL (assuming a 5% return before expenses)
Fund	Class	Beginning Account Value 01/01/2009	Ending Account Value 06/30/2009	Annualized Expense Ratio (1)	Expenses Paid During Period (2)
Real Estate Securities	GS4	$1,000.00	$1,018.40	1.29%	$6.46

Value Equity	GS2	1,000.00	1,021.37	0.69	3.46
	GS4	1,000.00	1,020.58	0.85	4.26

Growth Equity	GS2	1,000.00	1,020.43	0.88	4.41
	GS4	1,000.00	1,019.98	0.97	4.86

Small Cap Equity	GS2	1,000.00	1,019.63	1.04	5.22
	GS4	1,000.00	1,019.09	1.15	5.76
International Equity	GS2	1,000.00	1,020.13	0.94	4.71
	GS4	1,000.00	1,019.24	1.12	5.61

(1)	Expenses include the effect of contractual waivers by GuideStone Capital Management. The Date Target Funds’ and Asset Allocation Funds’ proportionate share of the operating expenses of the Select Funds is not reflected in the tables above.
(2)	Expenses are equal to the Fund’s annualized expense ratios for the period January 1, 2009 through June 30, 2009, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MyDestination 2005 Fund
SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 98.9%
GuideStone Money Market Fund (GS4 Class)¥	536,123	$536,123
GuideStone Low-Duration Bond Fund (GS4 Class)¥	750,681	9,496,115
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	725,684	9,325,038
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	41,118	567,422
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	800,000	8,064,000
GuideStone Global Bond Fund (GS4 Class)¥	122,780	1,015,392
GuideStone Equity Index Fund (GS4 Class)¥	112,885	1,342,203
GuideStone Real Estate Securities Fund (GS4 Class)¥	438,867	2,067,062
GuideStone Value Equity Fund (GS4 Class)¥	636,258	6,515,283
GuideStone Growth Equity Fund (GS4 Class)¥	515,857	6,566,858
GuideStone Small Cap Equity Fund (GS4 Class)¥	202,023	1,844,470
GuideStone International Equity Fund (GS4 Class)¥	677,382	6,868,652

Total Mutual Funds (Cost $65,674,697)		54,208,618

	Par
U.S. TREASURY OBLIGATIONS — 1.3%
U.S. Treasury Bill
0.27%, 11/19/09‡‡	$160,000	159,846
U.S. Treasury Note
1.88%, 02/28/14	545,000	531,077

Total U.S. Treasury Obligations (Cost $692,790)		690,923

TOTAL INVESTMENTS — 100.2% (Cost $66,367,487)		54,899,541

Liabilities in Excess of Other Assets — (0.2)%		(98,990)

NET ASSETS — 100.0%		$54,800,551

PORTFOLIO SUMMARY (based on net assets)

		%
Bond Funds		51.9
Domestic Equity Funds		33.5
International Equity Fund		12.5
U.S. Treasury Obligations		1.3
Money Market Fund		1.0
Futures Contracts		0.9

		101.1

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$(8,578)
Mutual Funds	54,208,618	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	690,923	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$54,899,541	$(8,578)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

MyDestination 2015 Fund
SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.3%
GuideStone Money Market Fund (GS4 Class)¥	1,657,534	$1,657,534
GuideStone Low-Duration Bond Fund (GS4 Class)¥	837,718	10,597,133
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	1,448,641	18,615,036
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	523,589	7,225,533
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	1,500,000	15,120,000
GuideStone Global Bond Fund (GS4 Class)¥	986,285	8,156,579
GuideStone Equity Index Fund (GS4 Class)¥	409,102	4,864,226
GuideStone Real Estate Securities Fund (GS4 Class)¥	2,049,755	9,654,347
GuideStone Value Equity Fund (GS4 Class)¥	2,601,883	26,643,287
GuideStone Growth Equity Fund (GS4 Class)¥	2,070,214	26,353,829
GuideStone Small Cap Equity Fund (GS4 Class)¥	830,899	7,586,106
GuideStone International Equity Fund (GS4 Class)¥	2,758,297	27,969,127

Total Mutual Funds (Cost $217,512,327)		164,442,737

	Par
U.S. TREASURY OBLIGATIONS — 0.7%
U.S. Treasury Bill
0.27%, 11/19/09‡‡	$325,000	324,688
U.S. Treasury Note
4.25%, 08/15/15	730,000	782,754

Total U.S. Treasury Obligations (Cost $1,104,099)		1,107,442

TOTAL INVESTMENTS — 100.0% (Cost $218,616,426)		165,550,179

Other Assets in Excess of Liabilities — 0.0%		18,683

NET ASSETS — 100.0%		$165,568,862

PORTFOLIO SUMMARY (based on net assets)

		%
Domestic Equity Funds		45.4
Bond Funds		36.1
International Equity Fund		16.8
Money Market Fund		1.0
Futures Contracts		0.9
U.S. Treasury Obligations		0.7

		100.9

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***

Level 1 — Quoted Prices
Futures Contracts	$—	$(27,266)
Mutual Funds	164,442,737	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	1,107,442	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$165,550,179	$(27,266)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

MyDestination 2025 Fund
SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.3%
GuideStone Money Market Fund (GS4 Class)¥	1,730,974	$1,730,974
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	647,065	8,314,791
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	608,506	8,397,379
GuideStone Global Bond Fund (GS4 Class)¥	1,070,512	8,853,134
GuideStone Equity Index Fund (GS4 Class)¥	339,216	4,033,276
GuideStone Real Estate Securities Fund (GS4 Class)¥	1,745,568	8,221,624
GuideStone Value Equity Fund (GS4 Class)¥	2,240,722	22,944,991
GuideStone Growth Equity Fund (GS4 Class)¥	1,801,659	22,935,114
GuideStone Small Cap Equity Fund (GS4 Class)¥	878,258	8,018,492
GuideStone International Equity Fund (GS4 Class)¥	2,442,731	24,769,297

Total Mutual Funds (Cost $163,317,977)		118,219,072

	Par
U.S. TREASURY OBLIGATIONS — 0.6%
U.S. Treasury Bill
0.27%, 11/19/09‡‡	$265,000	264,746
U.S. Treasury Note
4.63%, 02/15/17	375,000	408,135

Total U.S. Treasury Obligations (Cost $668,729)		672,881

TOTAL INVESTMENTS — 99.9% (Cost $163,986,706)		118,891,953

Other Assets in Excess of Liabilities — 0.1%		159,143

NET ASSETS — 100.0%		$119,051,096

PORTFOLIO SUMMARY (based on net assets)

		%
Domestic Equity Funds		55.6
Bond Funds		21.5
International Equity Fund		20.7
Money Market Fund		1.5
Futures Contracts		1.3
U.S. Treasury Obligations		0.6

		101.2

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***

Level 1 — Quoted Prices
Futures Contracts	$—	$(1,563)
Mutual Funds	118,219,072	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	672,881	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$118,891,953	$(1,563)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

MyDestination 2035 Fund
SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (GS4 Class)¥	1,115,778	$1,115,778
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	68,583	881,286
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	65,244	900,365
GuideStone Global Bond Fund (GS4 Class)¥	253,586	2,097,160
GuideStone Equity Index Fund (GS4 Class)¥	168,137	1,999,149
GuideStone Real Estate Securities Fund (GS4 Class)¥	794,609	3,742,607
GuideStone Value Equity Fund (GS4 Class)¥	1,130,775	11,579,132
GuideStone Growth Equity Fund (GS4 Class)¥	908,127	11,560,452
GuideStone Small Cap Equity Fund (GS4 Class)¥	502,734	4,589,960
GuideStone International Equity Fund (GS4 Class)¥	1,265,073	12,827,845

Total Mutual Funds (Cost $70,532,959)		51,293,734

	Par
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bill
0.27%, 11/19/09‡‡	$130,000	129,875
U.S. Treasury Note
5.13%, 05/15/16	53,000	59,460

Total U.S. Treasury Obligations (Cost $188,890)		189,335

TOTAL INVESTMENTS — 100.4% (Cost $70,721,849)		51,483,069

Liabilities in Excess of Other Assets — (0.4)%		(179,563)

NET ASSETS — 100.0%		$51,303,506

PORTFOLIO SUMMARY (based on net assets)

		%
Domestic Equity Funds		65.2
International Equity Fund		25.0
Bond Funds		7.6
Money Market Fund		2.2
Futures Contracts		1.5
U.S. Treasury Obligations		0.4

		101.9

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***

Level 1 — Quoted Prices
Futures Contracts	$—	$2,751
Mutual Funds	51,293,734	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	189,335	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$51,483,069	$2,751

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

MyDestination 2045 Fund
SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.4%
GuideStone Money Market Fund (GS4 Class)¥	990,646	$990,646
GuideStone Equity Index Fund (GS4 Class)¥	116,483	1,384,982
GuideStone Real Estate Securities Fund (GS4 Class)¥	602,101	2,835,895
GuideStone Value Equity Fund (GS4 Class)¥	650,182	6,657,867
GuideStone Growth Equity Fund (GS4 Class)¥	522,648	6,653,304
GuideStone Small Cap Equity Fund (GS4 Class)¥	307,933	2,811,426
GuideStone International Equity Fund (GS4 Class)¥	738,115	7,484,490

Total Mutual Funds (Cost $35,060,621)		28,818,610

	Par
U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bill
0.27%, 11/19/09‡‡ (Cost $104,883)	$105,000	104,899

TOTAL INVESTMENTS — 99.7% (Cost $35,165,504)		28,923,509

Other Assets in Excess of Liabilities — 0.3%		80,123

NET ASSETS — 100.0%		$29,003,632

PORTFOLIO SUMMARY (based on net assets)

		%
Domestic Equity Funds		70.2
International Equity Fund		25.8
Money Market Fund		3.4
Futures Contracts		2.5
U.S. Treasury Obligation		0.3

		102.2

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***

Level 1 — Quoted Prices
Futures Contracts	$—	$(7,480)
Mutual Funds	28,818,610	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligation	104,899	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$28,923,509	$(7,480)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

	MyDestination 2005 Fund	MyDestination 2015 Fund	MyDestination 2025 Fund	MyDestination 2035 Fund	MyDestination 2045 Fund
Assets
Investments in securities of affiliated issuers, at value	$54,208,618	$164,442,737	$118,219,072	$51,293,734	$28,818,610
Investments in securities of unaffiliated issuers, at value	690,923	1,107,442	672,881	189,335	104,899

Total investments (1)	54,899,541	165,550,179	118,891,953	51,483,069	28,923,509
Receivables:
Dividends	98	313	324	181	180
Interest	3,416	11,656	6,516	347	—
Investment securities sold	—	—	—	18,068	—
Fund shares sold	6,612	42,566	191,221	85,560	88,511
Receivable from advisor	—	—	—	282	3,971
Prepaid expenses and other assets	14,437	15,001	15,053	14,372	14,064

Total Assets	54,924,104	165,619,715	119,105,067	51,601,879	29,030,235

Liabilities
Cash overdraft	598	598	598	598	598
Payables:
Investment securities purchased	—	—	—	270,262	—
Fund shares redeemed	96,134	—	8,000	—	—
Variation margin	3,135	9,405	9,690	3,954	4,560
Accrued expenses:
Investment advisory fees	60	13,735	9,169	—	—
Distribution (12b-1) fees	123	232	248	168	108
Other expenses	23,503	26,883	26,266	23,391	21,337

Total Liabilities	123,553	50,853	53,971	298,373	26,603

Net Assets	$54,800,551	$165,568,862	$119,051,096	$51,303,506	$29,003,632

Net Assets Consist of:
Paid-in capital	$71,330,076	$228,133,705	$168,935,783	$71,474,169	$36,768,105
Undistributed net investment income	368,744	1,245,726	919,863	367,190	183,510
Accumulated net realized loss on investments and futures transactions	(5,421,745)	(10,717,056)	(5,708,234)	(1,301,824)	(1,698,508)
Net unrealized appreciation (depreciation) on investments and futures	(11,476,524)	(53,093,513)	(45,096,316)	(19,236,029)	(6,249,475)

Net Assets	$54,800,551	$165,568,862	$119,051,096	$51,303,506	$29,003,632

Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the GS4 Class	$54,800,551	$165,568,862	$119,051,096	$51,303,506	$29,003,632

GS4 shares outstanding	6,982,260	23,137,056	18,312,024	8,399,208	4,873,593

Net asset value, offering and redemption price per GS4 share	$7.85	$7.16	$6.50	$6.11	$5.95

(1) Investments in securities of affiliated issuers, at cost	$65,674,697	$217,512,327	$163,317,977	$70,532,959	$35,060,621
Investments in securities of unaffiliated issuers, at cost	692,790	1,104,099	668,729	188,890	104,883

Total investments at cost	$66,367,487	$218,616,426	$163,986,706	$70,721,849	$35,165,504

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

	MyDestination 2005 Fund	MyDestination 2015 Fund	MyDestination 2025 Fund	MyDestination 2035 Fund	MyDestination 2045 Fund
Investment Income
Income distributions received from affiliated funds	$554,340	$1,759,295	$1,360,759	$448,655	$207,037
Dividends	108,306	196,556	—	—	—
Interest	2,972	5,551	3,154	559	78

Total Investment Income	665,618	1,961,402	1,363,913	449,214	207,115

Expenses
Investment advisory fees	25,826	74,861	51,864	21,244	11,418
Transfer agent fees:
GS4	9,039	9,614	9,794	9,343	9,235
GS6	2,385	2,402	2,397	2,397	2,397
Custodian fees	5,841	6,175	7,024	5,932	5,010
Distribution (12b-1) fees:
GS6	405	679	818	514	333
Shareholder servicing fees:
GS6	445	746	900	565	367
Accounting and administration fees	4,134	7,608	5,925	3,240	2,935
Professional fees	21,535	21,535	21,535	21,535	21,535
Blue sky fees:
GS4	1,705	2,196	1,821	1,700	1,729
GS6	269	272	268	268	280
Shareholder reporting fees:
GS4	1,812	2,760	2,961	2,214	2,013
GS6	36	60	60	60	60
Trustee fees	282	795	507	183	72
Line of credit facility fees	252	707	468	181	86
Other expenses	5,574	5,827	5,838	5,669	5,598

Total Expenses	79,540	136,237	112,180	75,045	63,068
Expenses waived/reimbursed net of amount recaptured(1)	(27,342)	(1,864)	(7,682)	(31,851)	(39,941)

Net Expenses	52,198	134,373	104,498	43,194	23,127

Net Investment Income	613,420	1,827,029	1,259,415	406,020	183,988

Realized and Unrealized Gain (Loss)
Capital gain distributions received from affiliated funds	57,768	112,471	53,925	5,126	69
Net realized loss on investment securities of affiliated issuers	(4,233,530)	(6,872,947)	(5,093,635)	(634,470)	(969,629)
Net realized loss on investment securities of unaffiliated issuers	(3,721)	(47,552)	(27,487)	(4,099)	—
Net realized gain (loss) on futures transactions	(44,606)	67,152	96,871	68,807	69,015

Net realized loss	(4,224,089)	(6,740,876)	(4,970,326)	(564,636)	(900,545)

Change in unrealized appreciation on investment securities of affiliated issuers	6,394,552	13,953,754	11,131,455	3,181,735	2,466,704
Change in unrealized appreciation on investment securities of unaffiliated issuers	246,419	383,362	4,111	410	—
Change in unrealized depreciation on futures	(25,126)	(61,115)	(28,201)	(13,136)	(19,114)

Net change in unrealized appreciation (depreciation)	6,615,845	14,276,001	11,107,365	3,169,009	2,447,590

Net Realized and Unrealized Gain (Loss)	2,391,756	7,535,125	6,137,039	2,604,373	1,547,045

Net Increase in Net Assets Resulting from Operations	$3,005,176	$9,362,154	$7,396,454	$3,010,393	$1,731,033

(1)	See Note 3a and 3c in Notes to Financial Statements.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	MyDestination 2005 Fund
	For the Six Months Ended 06/30/09 (Unaudited)	For the Year Ended 12/31/08
Operations:
Net investment income	$613,420	$1,954,641
Net realized loss on investment securities and futures transactions	(4,224,089)	(957,809)
Net change in unrealized appreciation (depreciation) on investment securities and futures	6,615,845	(16,571,994)

Net increase (decrease) in net assets resulting from operations	3,005,176	(15,575,162)

Dividends and Distributions to Shareholders:
Dividends from net investment income(1)
GS4 shares	(340,576)	(2,047,981)
GS6 shares	(5,830)	(31,478)
Distributions from net realized capital gains
GS4 shares	—	(1,475,258)
GS6 shares	—	(33,204)

Total dividends and distributions	(346,406)	(3,587,921)

Capital Share Transactions:
Proceeds from shares sold
GS4 shares	7,247,110	24,467,910
GS6 shares	355,125	504,471
Proceeds from exchange of GS6 shares for GS4 shares(2)
GS4 shares	1,382,278	—
GS6 shares	(1,382,278)	—
Reinvestment of dividends and distributions
GS4 shares	340,576	3,523,239
GS6 shares	5,830	64,682

Total proceeds from shares sold and reinvested	7,948,641	28,560,302

Value of shares redeemed
GS4 shares	(7,485,227)	(16,249,160)
GS6 shares	(133,418)	(461,028)

Total value of shares redeemed	(7,618,645)	(16,710,188)

Net increase from capital share transactions(3)	329,996	11,850,114

Total increase (decrease) in net assets	2,988,766	(7,312,969)

Net Assets:
Beginning of Period	51,811,785	59,124,754

End of Period*	$54,800,551	$51,811,785

*Including undistributed net investment income	$368,744	$101,730

(1)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated funds.
(2)	See Note 1 in Notes to Financial Statements.
(3)	See Note 7 in Notes to Financial Statements.

See Notes to Financial Statements.

MyDestination 2015 Fund		MyDestination 2025 Fund		MyDestination 2035 Fund		MyDestination 2045 Fund
For the Six Months Ended 06/30/09 (Unaudited)	For the Year Ended 12/31/08	For the Six Months Ended 06/30/09 (Unaudited)	For the Year Ended 12/31/08	For the Six Months Ended 06/30/09 (Unaudited)	For the Year Ended 12/31/08	For the Six Months Ended 06/30/09 (Unaudited)	For the Year Ended 12/31/08
$1,827,029	$4,877,655	$1,259,415	$2,684,323	$406,020	$789,624	$183,988	$307,365
(6,740,876)	(3,479,814)	(4,970,326)	(486,393)	(564,636)	(590,341)	(900,545)	(796,458)
14,276,001	(59,891,445)	11,107,365	(48,820,051)	3,169,009	(19,527,146)	2,447,590	(7,649,855)

9,362,154	(58,493,604)	7,396,454	(46,622,121)	3,010,393	(19,327,863)	1,731,033	(8,138,948)

(1,929,930)	(3,988,233)	(925,137)	(2,302,358)	(217,884)	(625,387)	(125,001)	(180,010)
(32,689)	(18,577)	(23,117)	(33,073)	(6,754)	(5,228)	(3,261)	(30)

—	(5,474,206)	—	(4,533,694)	(118,981)	(1,798,281)	(4,125)	(665,336)
—	(46,540)	—	(95,733)	(5,779)	(57,955)	(222)	(34,799)

(1,962,619)	(9,527,556)	(948,254)	(6,964,858)	(349,398)	(2,486,851)	(132,609)	(880,175)

18,761,385	55,390,960	19,676,125	44,588,486	10,830,166	24,099,520	9,580,158	15,130,813
1,621,277	705,881	1,038,155	1,409,701	842,870	792,304	357,764	352,767

2,917,331	—	3,159,998	—	2,109,355	—	1,269,575	—
(2,917,331)	—	(3,159,998)	—	(2,109,355)	—	(1,269,575)	—

1,929,930	9,462,439	925,137	6,836,052	336,865	2,423,668	129,126	845,346
32,689	65,117	23,117	128,806	12,533	63,183	3,483	34,829

22,345,281	65,624,397	21,662,534	52,963,045	12,022,434	27,378,675	10,070,531	16,363,755

(11,523,332)	(21,287,889)	(7,961,412)	(7,208,810)	(2,233,989)	(3,015,460)	(1,571,614)	(1,237,722)
(44,365)	(406,299)	(9,820)	(418,340)	(7,283)	(191,533)	(21,937)	(67,470)

(11,567,697)	(21,694,188)	(7,971,232)	(7,627,150)	(2,241,272)	(3,206,993)	(1,593,551)	(1,305,192)

10,777,584	43,930,209	13,691,302	45,335,895	9,781,162	24,171,682	8,476,980	15,058,563

18,177,119	(24,090,951)	20,139,502	(8,251,084)	12,442,157	2,356,968	10,075,404	6,039,440

147,391,743	171,482,694	98,911,594	107,162,678	38,861,349	36,504,381	18,928,228	12,888,788

$165,568,862	$147,391,743	$119,051,096	$98,911,594	$51,303,506	$38,861,349	$29,003,632	$18,928,228

$1,245,726	$1,381,316	$919,863	$608,702	$367,190	$185,808	$183,510	$127,784

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ended December 31, unless otherwise indicated

											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (1)		Capital Gain Distributions Received from Affiliated Funds	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net (2)(3)	Expenses, Including Expense Reduction (2)(3)	Expenses, Before Waivers and Expense Reduction (2)(4)	Investment Income, Net (1)	Investment Income/ (Loss), Excluding Waivers and Expense Reduction (1)	Portfolio Turnover Rate
MyDestination 2005 Fund*

GS4 Class
2009(5)	$7.44	$0.09	#	$0.01	$0.36	$(0.05)	$—	$7.85	6.22%	$54,801	0.20%	0.20%	0.30%	2.41%	2.31%	37%
2008	10.35	0.30	#	0.08	(2.75)	(0.31)	(0.23)	7.44	(22.78)	50,678	0.20	0.20	0.29	3.25	3.16	40
2007	10.00	0.33	#	0.62	(0.31)	(0.28)	(0.01)	10.35	6.42	57,667	0.20	0.20	0.43	3.16	2.93	21

MyDestination 2015 Fund*

GS4 Class
2009(5)	$6.83	$0.08	#	$—	$0.34	$(0.09)	$—	$7.16	6.18%	$165,569	0.18%	0.18%	0.18%	2.47%	2.47%	20%
2008	10.33	0.26	#	0.09	(3.39)	(0.19)	(0.27)	6.83	(29.31)	146,140	0.20	0.20	0.18	2.87	2.89	22
2007	10.00	0.29	#	0.83	(0.50)	(0.28)	(0.01)	10.33	6.12	169,953	0.20	0.20	0.24	2.74	2.70	7

MyDestination 2025 Fund*

GS4 Class
2009(5)	$6.18	$0.07	#	$—	$0.30	$(0.05)	$—	$6.50	6.11%	$119,051	0.20%	0.20%	0.21%	2.46%	2.45%	9%
2008	10.24	0.21	#	0.09	(3.89)	(0.15)	(0.32)	6.18	(35.00)	96,826	0.20	0.20	0.21	2.47	2.46	10
2007	10.00	0.25	#	1.13	(0.85)	(0.28)	(0.01)	10.24	5.29	105,102	0.20	0.20	0.30	2.37	2.27	5

MyDestination 2035 Fund*

GS4 Class
2009(5)	$5.85	$0.05	#	$—	$0.26	$(0.03)	$(0.02)	$6.11	5.27%	$51,304	0.20%	0.20%	0.34%	1.94%	1.80%	2%
2008	10.24	0.17	#	0.09	(4.25)	(0.10)	(0.30)	5.85	(38.86)	37,637	0.20	0.20	0.40	2.02	1.82	5
2007	10.00	0.19	#	1.31	(0.98)	(0.28)	— †	10.24	5.20	35,117	0.20	0.20	0.64	1.83	1.39	2

MyDestination 2045 Fund*

GS4 Class
2009(5)	$5.75	$0.05	#	$—	$0.18	$(0.03)	$— †	$5.95	4.06%	$29,004	0.20%	0.20%	0.54%	1.65%	1.31%	5%
2008	10.12	0.16	#	0.10	(4.34)	(0.06)	(0.23)	5.75	(40.29)	17,998	0.20	0.20	0.79	1.97	1.38	5
2007	10.00	0.17	#	1.37	(1.09)	(0.28)	(0.05)	10.12	4.46	11,659	0.19	0.19	1.48	1.60	0.31	9

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
*	Inception date was December 29, 2006.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of the investment companies in which the Fund invests.
(3)	Interest expense paid by the MyDestination 2005, MyDestination 2015 and MyDestination 2025 Funds on borrowings did not have a material impact on the expense ratios of the Funds.
(4)	The ratio also excludes previously recaptured fees.
(5)	For the six months ended June 30, 2009. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

See Notes to Financial Statements.

Conservative Allocation Fund
SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 97.6%
GuideStone Money Market Fund (GS4 Class)¥	1,695,282	$1,695,282
GuideStone Low-Duration Bond Fund (GS4 Class)¥	11,704,031	148,055,993
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	3,680,000	37,094,400
GuideStone Equity Index Fund (GS4 Class)¥	328,085	3,900,926
GuideStone Value Equity Fund (GS4 Class)¥	1,735,953	17,776,163
GuideStone Growth Equity Fund (GS4 Class)¥	1,393,283	17,736,491
GuideStone Small Cap Equity Fund (GS4 Class)¥	489,122	4,465,688
GuideStone International Equity Fund (GS4 Class)¥	1,841,825	18,676,110

Total Mutual Funds (Cost $262,918,206)		249,401,053

	Par
U.S. TREASURY OBLIGATIONS — 2.4%
U.S. Treasury Bill
0.27%, 11/19/09‡‡	$795,000	794,237
U.S. Treasury Note
4.88%, 04/30/11	4,930,000	5,272,024

Total U.S. Treasury Obligations (Cost $6,074,326)		6,066,261

TOTAL INVESTMENTS — 100.0% (Cost $268,992,532)		255,467,314

Other Assets in Excess of Liabilities — 0.0%		105,619

NET ASSETS — 100.0%		$255,572,933

PORTFOLIO SUMMARY (based on net assets)

		%
Bond Funds		72.4
Domestic Equity Funds		17.2
International Equity Fund		7.3
U.S. Treasury Obligations		2.4
Money Market Fund		0.7
Futures Contracts		0.6

		100.6

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***

Level 1 — Quoted Prices
Futures Contracts	$—	$(27,130)
Mutual Funds	249,401,053	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	6,066,261	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$255,467,314	$(27,130)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

Balanced Allocation Fund
SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 98.2%
GuideStone Money Market Fund (GS4 Class)¥	10,308,818	$10,308,818
GuideStone Low-Duration Bond Fund (GS4 Class)¥	11,004,301	139,204,403
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	14,604,856	187,672,404
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	6,055,833	83,570,493
GuideStone Global Bond Fund (GS4 Class)¥	6,001,766	49,634,604
GuideStone Equity Index Fund (GS4 Class)¥	2,264,788	26,928,330
GuideStone Value Equity Fund (GS4 Class)¥	13,055,558	133,688,911
GuideStone Growth Equity Fund (GS4 Class)¥	10,568,793	134,540,737
GuideStone Small Cap Equity Fund (GS4 Class)¥	3,395,361	30,999,646
GuideStone International Equity Fund (GS4 Class)¥	14,932,131	151,411,805

Total Mutual Funds (Cost $1,117,876,438)		947,960,151

	Par
U.S. TREASURY OBLIGATIONS — 1.8%
U.S. Treasury Bill
0.27%, 11/19/09‡‡	$3,985,000	3,981,175
U.S. Treasury Note
1.88%, 02/28/14	13,700,000	13,350,006

Total U.S. Treasury Obligations (Cost $17,401,739)		17,331,181

TOTAL INVESTMENTS — 100.0% (Cost $1,135,278,177)		965,291,332

Other Assets in Excess of Liabilities — 0.0%		231,136

NET ASSETS — 100.0%		$965,522,468

PORTFOLIO SUMMARY (based on net assets)

		%
Bond Funds		47.6
Domestic Equity Funds		33.8
International Equity Fund		15.7
U.S. Treasury Obligations		1.8
Futures Contracts		1.3
Money Market Fund		1.1

		101.3

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***

Level 1 — Quoted Prices
Futures Contracts	$—	$(253,292)
Mutual Funds	947,960,151	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	17,331,181	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$965,291,332	$(253,292)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

Growth Allocation Fund
SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 98.7%
GuideStone Money Market Fund (GS4 Class)¥	11,411,782	$11,411,782
GuideStone Low-Duration Bond Fund (GS4 Class)¥	3,989,890	50,472,112
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	5,254,268	67,517,348
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	2,219,282	30,626,085
GuideStone Global Bond Fund (GS4 Class)¥	2,200,921	18,201,613
GuideStone Equity Index Fund (GS4 Class)¥	2,652,889	31,542,854
GuideStone Value Equity Fund (GS4 Class)¥	14,087,692	144,257,968
GuideStone Growth Equity Fund (GS4 Class)¥	11,241,014	143,098,106
GuideStone Small Cap Equity Fund (GS4 Class)¥	3,686,051	33,653,645
GuideStone International Equity Fund (GS4 Class)¥	16,099,449	163,248,409

Total Mutual Funds (Cost $873,534,324)		694,029,922

	Par
U.S. TREASURY OBLIGATIONS — 1.3%
U.S. Treasury Bill
0.27%, 11/19/09‡‡	$4,285,000	4,280,886
U.S. Treasury Note
1.88%, 02/28/14	5,075,000	4,945,349

Total U.S. Treasury Obligations (Cost $9,242,468)		9,226,235

TOTAL INVESTMENTS — 100.0% (Cost $882,776,792)		703,256,157

Other Assets in Excess of Liabilities — 0.0%		78,392

NET ASSETS — 100.0%		$703,334,549

PORTFOLIO SUMMARY (based on net assets)

		%
Domestic Equity Funds		50.1
Bond Funds		23.7
International Equity Fund		23.3
Futures Contracts		2.0
Money Market Fund		1.6
U.S. Treasury Obligations		1.3

		102.0

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***

Level 1 — Quoted Prices
Futures Contracts	$—	$(80,297)
Mutual Funds	694,029,922	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	9,226,235	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$703,256,157	$(80,297)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

Aggressive Allocation Fund
SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.7%
GuideStone Money Market Fund (GS4 Class)¥	15,655,030	$15,655,030
GuideStone Equity Index Fund (GS4 Class)¥	3,039,997	36,145,569
GuideStone Value Equity Fund (GS4 Class)¥	15,562,573	159,360,752
GuideStone Growth Equity Fund (GS4 Class)¥	12,654,749	161,094,956
GuideStone Small Cap Equity Fund (GS4 Class)¥	4,263,977	38,930,113
GuideStone International Equity Fund (GS4 Class)¥	17,757,050	180,056,483

Total Mutual Funds (Cost $803,107,070)		591,242,903

	Par
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills
0.23%, 11/19/09‡‡	$50,000	49,952
0.25%, 11/19/09‡‡	75,000	74,928
0.26%, 11/19/09‡‡	45,000	44,957
0.27%, 11/19/09‡‡	95,000	94,909
0.27%, 11/19/09‡‡	1,710,000	1,708,358
0.28%, 11/19/09‡‡	75,000	74,928
0.29%, 11/19/09‡‡	15,000	14,985

Total U.S. Treasury Obligations (Cost $2,062,831)		2,063,017

TOTAL INVESTMENTS — 100.0% (Cost $805,169,901)		593,305,920

Liabilities in Excess of Other Assets — 0.0%		(28,024)

NET ASSETS — 100.0%		$593,277,896

PORTFOLIO SUMMARY (based on net assets)

		%
Domestic Equity Funds		66.7
International Equity Fund		30.4
Futures Contracts		2.8
Money Market Fund		2.6
U.S. Treasury Obligations		0.3

		102.8

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***

Level 1 — Quoted Prices
Futures Contracts	$—	$(357,443)
Mutual Funds	591,242,903	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	2,063,017	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$593,305,920	$(357,443)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

	Conservative Allocation Fund	Balanced Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Assets
Investments in securities of affiliated issuers, at value	$249,401,053	$947,960,151	$694,029,922	$591,242,903
Investments in securities of unaffiliated issuers, at value	6,066,261	17,331,181	9,226,235	2,063,017

Total investments (1)	255,467,314	965,291,332	703,256,157	593,305,920
Receivables:
Dividends	237	2,556	2,003	3,310
Interest	40,492	85,853	31,802	—
Fund shares sold	91,698	358,846	231,763	159,045
Prepaid expenses and other assets	33,823	17,397	16,272	15,296

Total Assets	255,633,564	965,755,984	703,537,997	593,483,571

Liabilities
Cash overdraft	—	—	364	114
Payables:
Fund shares redeemed	3,988	5,998	539	4,034
Variation margin	9,975	81,225	91,200	102,600
Accrued expenses:
Investment Advisory fees	10,970	68,441	47,475	38,728
Distribution (12b-1) fees	1,042	1,445	950	1,075
Other expenses	34,656	76,407	62,920	59,124

Total Liabilities	60,631	233,516	203,448	205,675

Net Assets	$255,572,933	$965,522,468	$703,334,549	$593,277,896

Net Assets Consist of:
Paid-in-capital	$260,541,701	$1,138,240,146	$885,948,518	$803,534,319
Undistributed net investment income	1,012,339	6,249,604	4,777,166	3,952,787
Accumulated net realized gain (loss) on investments and futures transactions	7,571,241	(8,727,145)	(7,790,203)	(1,987,786)
Net unrealized appreciation (depreciation) on investments and futures	(13,552,348)	(170,240,137)	(179,600,932)	(212,221,424)

Net Assets	$255,572,933	$965,522,468	$703,334,549	$593,277,896

Net Asset Value:
$0.001 par value, unlimited shares authorized Net assets applicable to the GS4 Class	$255,572,933	$965,522,468	$703,334,549	$593,277,896

GS4 shares outstanding	23,435,677	98,894,966	75,117,395	69,704,238

Net asset value, offering and redemption price per GS4 share	$10.91	$9.76	$9.36	$8.51

(1) Investments in securities of affiliated issuers, at cost	$262,918,206	$1,117,876,438	$873,534,324	$803,107,070
Investments in securities of unaffiliated issuers, at cost	6,074,326	17,401,739	9,242,468	2,062,831

Total investments at cost	$268,992,532	$1,135,278,177	$882,776,792	$805,169,901

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

	Conservative Allocation Fund	Balanced Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Investment Income
Income distributions received from affiliated funds	$3,072,911	$12,525,828	$7,114,835	$4,279,716
Interest	13,516	78,382	34,672	1,424

Total Investment Income	3,086,427	12,604,210	7,149,507	4,281,140

Expenses
Investment advisory fees	126,766	452,061	328,486	272,446
Transfer agent fees:
GS4 shares	12,825	26,762	20,717	19,860
GS6 shares	2,418	2,428	2,416	2,426
Custodian fees	4,914	12,553	10,470	8,796
Distribution (12b-1) fees:
GS6 shares	3,587	5,188	3,296	3,629
Shareholder servicing fees:
GS6 shares	3,942	5,708	3,626	3,995
Accounting and administration fees	11,901	34,535	25,993	21,908
Professional fees	21,869	21,869	21,869	21,869
Blue sky fees:
GS4 shares	6,416	4,444	7,072	6,402
GS6 shares	250	185	202	212
Shareholder reporting fees:
GS4 shares	9,171	27,691	21,664	20,788
GS6 shares	73	73	73	85
Trustee fees	1,432	5,506	4,302	3,832
Line of credit facility fees	1,262	4,512	3,317	2,786
Other expenses	6,206	6,681	6,396	6,281

Total Expenses	213,032	610,196	459,899	395,315
Expenses waived/reimbursed net of amount recaptured(1)	(51,637)	(65,588)	(66,540)	(66,979)

Net Expenses	161,395	544,608	393,359	328,336

Net Investment Income	2,925,032	12,059,602	6,756,148	3,952,804

Realized and Unrealized Loss
Capital gain distributions received from affiliated funds	215	1,288,866	464,505	1,763
Net realized gain (loss) on investment securities of affiliated issuers	8,955,362	(7,034,847)	(6,907,182)	(2,396,312)
Net realized loss on investment securities of unaffiliated issuers	(5,188)	(312,257)	(166,823)	—
Net realized gain (loss) on futures transactions	(694,060)	(244,764)	(408,552)	769,240

Net realized gain	8,256,329	(6,303,002)	(7,018,052)	(1,625,309)

Change in unrealized appreciation on investment securities of affiliated issuers	5,524,844	59,605,024	41,477,175	28,073,250
Change in unrealized appreciation (depreciation) on investment securities of unaffiliated issuers	(8,128)	(70,773)	(16,423)	26
Change in unrealized depreciation on futures	(53,636)	(269,089)	(227,849)	(494,872)

Net change in unrealized appreciation (depreciation)	5,463,080	59,265,162	41,232,903	27,578,404

Net Realized and Unrealized Gain (Loss)	13,719,409	52,962,160	34,214,851	25,953,095

Net Increase in Net Assets Resulting from Operations	$16,644,441	$65,021,762	$40,970,999	$29,905,899

(1)	See Note 3a and 3c in Notes to Financial Statements.

See Notes to Financial Statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	Conservative Allocation Fund		Balanced Allocation Fund
	For the Six Months Ended 06/30/09 (Unaudited)	For the Year Ended 12/31/08	For the Six Months Ended 06/30/09 (Unaudited)	For the Year Ended 12/31/08
Operations:
Net investment income	$2,925,032	$10,269,108	$12,059,602	$35,620,140
Net realized gain (loss) on investment securities and futures transactions	8,256,329	8,824,621	(6,303,002)	61,327,554
Net change in unrealized appreciation (depreciation) on investment securities and futures	5,463,080	(60,614,730)	59,265,162	(415,693,032)

Net increase (decrease) in net assets resulting from operations	16,644,441	(41,521,001)	65,021,762	(318,745,338)

Dividends and Distributions to Shareholders:
Dividends from net investment income(1)
GS4 shares	(1,789,789)	(9,693,871)	(5,621,650)	(40,400,725)
GS6 shares	(129,158)	(568,343)	(188,348)	(1,249,223)
Distributions from net realized capital gains
GS4 shares	(1,004,425)	(11,948,499)	(6,561,723)	(87,603,110)
GS6 shares	(78,277)	(724,405)	(235,776)	(2,600,874)

Total dividends and distributions	(3,001,649)	(22,935,118)	(12,607,497)	(131,853,932)

Capital Share Transactions:
Proceeds from shares sold
GS4 shares	15,879,549	47,483,596	25,912,828	49,002,929
GS6 shares	1,736,060	10,824,099	712,549	2,037,778
Proceeds from exchange of GS6 shares for GS4 shares(2)
GS4 shares	11,903,681	—	16,986,754	—
GS6 shares	(11,903,681)	—	(16,986,754)	—
Reinvestment of dividends and distributions
GS4 shares	2,791,838	21,623,391	12,182,027	127,987,706
GS6 shares	207,435	1,292,748	424,124	3,850,097

Total proceeds from shares sold and reinvested	20,614,882	81,223,834	39,231,528	182,878,510

Value of shares redeemed
GS4 shares	(35,144,409)	(74,845,193)	(47,936,116)	(178,146,050)
GS6 shares	(196,592)	(13,199,672)	(95,773)	(1,652,196)

Total value of shares redeemed	(35,341,001)	(88,044,865)	(48,031,889)	(179,798,246)

Net increase (decrease) from capital share transactions(3)	(14,726,119)	(6,821,031)	(8,800,361)	3,080,264

Total increase (decrease) in net assets	(1,083,327)	(71,277,150)	43,613,904	(447,519,006)

Net Assets:
Beginning of Period	256,656,260	327,933,410	921,908,564	1,369,427,570

End of Period*	$255,572,933	$256,656,260	$965,522,468	$921,908,564

*Including undistributed net investment income	$1,012,339	$6,254	$6,249,604	$—

(1)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated funds.
(2)	See Note 1 in Notes to Financial Statements.
(3)	See Note 7 in Notes to Financial Statements.

See Notes to Financial Statements.

Growth Allocation Fund		Aggressive Allocation Fund
For the Six Months Ended 06/30/09 (Unaudited)	For the Year Ended 12/31/08	For the Six Months Ended 06/30/09 (Unaudited)	For the Year Ended 12/31/08

$6,756,148	$19,512,882	$3,952,804	$9,729,470

(7,018,052)	33,387,179	(1,625,309)	25,916,936

41,232,903	(402,388,211)	27,578,404	(436,941,190)

40,970,999	(349,488,150)	29,905,899	(401,294,784)

(1,930,146)	(21,309,114)	(17)	(9,439,716)
(48,836)	(523,396)	—	(296,932)

(3,758,322)	(71,442,300)	(4,616,754)	(74,709,707)
(114,025)	(1,729,302)	(175,394)	(2,468,492)

(5,851,329)	(95,004,112)	(4,792,165)	(86,914,847)

18,697,326	39,141,307	24,051,188	39,353,913
1,111,513	2,441,653	495,847	1,160,837

11,004,801	—	12,055,110	—
(11,004,801)	—	(12,055,110)	—

5,688,215	92,746,748	4,616,710	84,148,111
162,861	2,252,698	175,394	2,765,424

25,659,915	136,582,406	29,339,139	127,428,285

(35,076,486)	(122,227,222)	(20,194,651)	(100,170,087)
(245,720)	(1,641,495)	(156,279)	(1,067,413)

(35,322,206)	(123,868,717)	(20,350,930)	(101,237,500)

(9,662,291)	12,713,689	8,988,209	26,190,785

25,457,379	(431,778,573)	34,101,943	(462,018,846)

677,877,170	1,109,655,743	559,175,953	1,021,194,799

$703,334,549	$677,877,170	$593,277,896	$559,175,953

$4,777,166	$—	$3,952,787	$—

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ended December 31, unless otherwise indicated

												Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (1)		Capital Gain Distributions Received from Affiliated Funds		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income (2)	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net (3)	Expenses, Including Expense Reduction (3)	Expenses, Before Waivers and Expense Reduction (3)(4)	Investment Income, Net (1)	Investment Income/ (Loss), Excluding Waivers and Expense Reduction (1)	Portfolio Turnover Rate
Conservative Allocation Fund

GS4 Class
2009(5)	$10.33	$0.12	#	$—		$0.58	$(0.08)	$(0.04)	$10.91	6.85%	$255,573	0.12%	0.12%	0.16%	2.33%	2.29%	23%
2008	13.02	0.42	#	0.03		(2.17)	(0.42)	(0.55)	10.33	(13.11)	246,617	0.12	0.12	0.15	3.36	3.33	17
2007	13.15	0.43	#	0.21		0.21	(0.44)	(0.54)	13.02	6.48	313,829	0.13	0.13	0.16	3.13	3.10	13
2006	12.94	0.40	#	0.17		0.20	(0.41)	(0.15)	13.15	5.99	308,802	0.13	0.13	0.18	3.08	3.03	9
2005	13.18	0.33	#	0.09		0.02	(0.32)	(0.36)	12.94	3.31	280,256	0.13	0.13	0.19	2.51	2.45	20
2004	13.00	0.21	#	0.04		0.37	(0.31)	(0.13)	13.18	4.76	270,913	0.13	0.13	0.17	1.60	1.56	11

Balanced Allocation Fund

GS4 Class
2009(5)	$9.20	$0.12	#	$0.01		$0.56	$(0.06)	$(0.07)	$9.76	7.58%	$965,522	0.12%	0.12%	0.13%	2.72%	2.71%	9%
2008	14.13	0.39	#	0.13		(3.99)	(0.43)	(1.03)	9.20	(24.41)	905,743	0.12	0.12	0.13	3.05	3.04	19
2007	14.61	0.41	#	0.48		0.16	(0.48)	(1.05)	14.13	7.16	1,348,204	0.13	0.13	0.13	2.68	2.68	7
2006	14.20	0.36	#	0.39		0.50	(0.40)	(0.44)	14.61	8.78	1,400,001	0.13	0.13	0.14	2.44	2.43	7
2005	14.27	0.32	#	0.21		0.36	(0.36)	(0.60)	14.20	6.24	1,273,855	0.13	0.13	0.14	2.18	2.17	10
2004	13.41	0.26	#	0.11		0.99	(0.30)	(0.20)	14.27	10.13	1,283,982	0.13	0.13	0.13	1.90	1.90	6

Growth Allocation Fund

GS4 Class
2009(5)	$8.86	$0.09	#	$0.01		$0.48	$(0.03)	$(0.05)	$9.36	6.59%	$703,335	0.12%	0.12%	0.14%	2.11%	2.09%	7%
2008	15.34	0.28	#	0.13		(5.50)	(0.29)	(1.10)	8.86	(32.98)	667,769	0.12	0.12	0.13	2.15	2.14	13
2007	16.05	0.30	#	0.78		0.07	(0.43)	(1.43)	15.34	7.16	1,095,092	0.13	0.13	0.13	1.80	1.80	5
2006	15.45	0.27	#	0.63		0.81	(0.35)	(0.76)	16.05	11.03	1,137,039	0.13	0.13	0.14	1.66	1.65	7
2005	15.03	0.23	#	0.31		0.68	(0.31)	(0.49)	15.45	8.09	1,046,061	0.13	0.13	0.14	1.50	1.49	5
2004	13.62	0.19	#	0.08		1.47	(0.21)	(0.12)	15.03	12.80	1,043,625	0.13	0.13	0.13	1.33	1.33	3

Aggressive Allocation Fund

GS4 Class
2009(5)	$8.13	$0.06	#	$—	†	$0.39	$— †	$(0.07)	$8.51	5.59%	$593,278	0.12%	0.12%	0.15%	1.49%	1.46%	1%
2008	16.31	0.16	#	0.12		(7.01)	(0.14)	(1.31)	8.13	(41.05)	547,313	0.12	0.12	0.13	1.21	1.20	7
2007	17.23	0.17	#	1.11		(0.04)	(0.36)	(1.80)	16.31	7.17	1,000,850	0.13	0.13	0.13	0.94	0.94	2
2006	16.28	0.15	#	0.88		1.13	(0.28)	(0.93)	17.23	13.20	1,031,999	0.13	0.13	0.14	0.90	0.89	4
2005	15.55	0.13	#	0.41		0.98	(0.23)	(0.56)	16.28	9.75	940,769	0.13	0.13	0.14	0.85	0.84	4
2004	13.64	0.11	#	0.04		1.96	(0.12)	(0.08)	15.55	15.47	936,734	0.13	0.13	0.13	0.77	0.77	2

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated Funds.
(3)	Does not include expenses of the investment companies in which the Fund invests.
(4)	The ratio also excludes previously recaptured fees.
(5)	For the six months ended June 30, 2009. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

See Notes to Financial Statements.

Conservative Allocation Fund I SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 98.3%
GuideStone Money Market Fund (GS2 Class)¥	271,001	$271,001
GuideStone Low-Duration Bond Fund (GS2 Class)¥	3,897,660	33,130,107
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	820,000	8,265,600
GuideStone Equity Index Fund (GS2 Class)¥	136,447	871,895
GuideStone Value Equity Fund (GS2 Class)¥	752,362	3,972,474
GuideStone Growth Equity Fund (GS2 Class)¥	494,798	3,963,333
GuideStone Small Cap Equity Fund (GS2 Class)¥	164,364	1,000,978
GuideStone International Equity Fund (GS2 Class)¥	528,656	4,176,383

Total Mutual Funds (Cost $62,288,326)		55,651,771

	Par
U.S. TREASURY OBLIGATIONS — 1.7%
U.S. Treasury Bill
0.27%, 11/19/09‡‡	$180,000	179,827
U.S. Treasury Note
4.88%, 04/30/11	725,000	775,298

Total U.S. Treasury Obligations (Cost $956,299)		955,125

TOTAL INVESTMENTS — 100.0% (Cost $63,244,625)		56,606,896

Other Assets in Excess of Liabilities — 0.0%		4,024

NET ASSETS — 100.0%		$56,610,920

PORTFOLIO SUMMARY (based on net assets)

		%
Bond Funds		73.1
Domestic Equity Funds		17.3
International Equity Fund		7.4
U.S. Treasury Obligations		1.7
Money Market Fund		0.5
Futures Contracts		0.4

		100.4

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$(5,401)
Mutual Funds	55,651,771	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	955,125	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$56,606,896	$(5,401)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

Balanced Allocation Fund I SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 98.7%
GuideStone Money Market Fund (GS2 Class)¥	2,507,617	$2,507,617
GuideStone Low-Duration Bond Fund (GS2 Class)¥	4,690,822	39,871,990
GuideStone Medium-Duration Bond Fund (GS2 Class)¥	7,268,837	53,789,395
GuideStone Extended-Duration Bond Fund (GS2 Class)¥	3,676,898	23,936,604
GuideStone Global Bond Fund (GS4 Class)¥	1,719,643	14,221,452
GuideStone Equity Index Fund (GS2 Class)¥	1,207,850	7,718,158
GuideStone Value Equity Fund (GS2 Class)¥	7,248,219	38,270,598
GuideStone Growth Equity Fund (GS2 Class)¥	4,807,420	38,507,438
GuideStone Small Cap Equity Fund (GS2 Class)¥	1,458,500	8,882,266
GuideStone International Equity Fund (GS2 Class)¥	5,492,288	43,389,076

Total Mutual Funds (Cost $353,526,705)		271,094,594

	Par
U.S. TREASURY OBLIGATIONS — 1.3%
U.S. Treasury Bill
0.27%, 11/19/09‡‡	$800,000	799,232
U.S. Treasury Note
1.88%, 02/28/14	2,850,000	2,777,191

Total U.S. Treasury Obligations (Cost $3,583,735)		3,576,423

TOTAL INVESTMENTS — 100.0% (Cost $357,110,440)		274,671,017

Other Assets in Excess of Liabilities — 0.0%		44,424

NET ASSETS — 100.0%		$274,715,441

PORTFOLIO SUMMARY (based on net assets)

		%
Bond Funds		48.0
Domestic Equity Funds		34.0
International Equity Fund		15.8
U.S. Treasury Obligations		1.3
Futures Contracts		1.0
Money Market Fund		0.9

		101.0

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$(55,349)
Mutual Funds	271,094,594
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	3,576,423	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$274,671,017	$(55,349)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

Growth Allocation Fund I
SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.3%
GuideStone Money Market Fund (GS2 Class)¥	2,455,716	$2,455,716
GuideStone Low-Duration Bond Fund (GS2 Class)¥	1,459,965	12,409,706
GuideStone Medium-Duration Bond Fund (GS2 Class)¥	2,245,191	16,614,417
GuideStone Extended-Duration Bond Fund (GS2 Class)¥	1,156,875	7,531,258
GuideStone Global Bond Fund (GS4 Class)¥	541,465	4,477,919
GuideStone Equity Index Fund (GS2 Class)¥	1,214,877	7,763,064
GuideStone Value Equity Fund (GS2 Class)¥	6,716,210	35,461,590
GuideStone Growth Equity Fund (GS2 Class)¥	4,389,818	35,162,444
GuideStone Small Cap Equity Fund (GS2 Class)¥	1,359,805	8,281,215
GuideStone International Equity Fund (GS2 Class)¥	5,084,132	40,164,645

Total Mutual Funds (Cost $246,676,056)		170,321,974

	Par
U.S. TREASURY OBLIGATIONS — 0.8%
U.S. Treasury Bill
0.27%, 11/19/09‡‡	$495,000	494,525
U.S. Treasury Note
1.88%, 02/28/14	875,000	852,646

Total U.S. Treasury Obligations (Cost $1,346,250)		1,347,171

TOTAL INVESTMENTS — 100.1% (Cost $248,022,306)		171,669,145

Liabilities in Excess of Other Assets — (0.1)%		(129,082)

NET ASSETS — 100.0%		$171,540,063

PORTFOLIO SUMMARY (based on net assets)

		%
Domestic Equity Funds		50.5
Bond Funds		24.0
International Equity Fund		23.4
Futures Contracts		1.5
Money Market Fund		1.4
U.S. Treasury Obligations		0.8

		101.6

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$(10,856)
Mutual Funds	170,321,974	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligation	1,347,171	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$171,669,145	$(10,856)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

Aggressive Allocation Fund I
SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.8%
GuideStone Money Market Fund (GS2 Class)¥	2,946,979	$2,946,979
GuideStone Equity Index Fund (GS2 Class)¥	1,088,096	6,952,932
GuideStone Value Equity Fund (GS2 Class)¥	5,966,834	31,504,883
GuideStone Growth Equity Fund (GS2 Class)¥	3,969,409	31,794,965
GuideStone Small Cap Equity Fund (GS2 Class)¥	1,265,448	7,706,581
GuideStone International Equity Fund (GS2 Class)¥	4,503,577	35,578,259

Total Mutual Funds (Cost $187,920,205)		116,484,599

	Par
U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bill
0.27%, 11/19/09‡‡ (Cost $319,644)	$320,000	319,693

TOTAL INVESTMENTS — 100.1% (Cost $188,239,849)		116,804,292

Liabilities in Excess of Other Assets — (0.1)%		(151,300)

NET ASSETS — 100.0%		$116,652,992

PORTFOLIO SUMMARY (based on net assets)

		%
Domestic Equity Funds		66.8
International Equity Fund		30.5
Futures Contracts		2.6
Money Market Fund		2.5
U.S. Treasury Obligation		0.3

		102.7

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$(55,652)
Mutual Funds	116,484,599	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	319,693	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$116,804,292	$(55,652)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

	Conservative Allocation Fund I	Balanced Allocation Fund I	Growth Allocation Fund I	Aggressive Allocation Fund I
Assets
Investments in securities of affiliated issuers, at value	$55,651,771	$271,094,594	$170,321,974	$116,484,599
Investments in securities of unaffiliated issuers, at value	955,125	3,576,423	1,347,171	319,693

Total investments (1)	56,606,896	274,671,017	171,669,145	116,804,292
Cash	85	—	—	175
Receivables:
Dividends	313	1,157	839	959
Interest	5,955	17,855	5,483	—
Fund shares sold	15,963	85,922	17,500	—
Prepaid expenses and other assets	156	157	156	157

Total Assets	56,629,368	274,776,108	171,693,123	116,805,583

Liabilities
Fund shares redeemed	—	—	103,551	107,495
Variation margin	1,425	17,100	15,960	18,525
Accrued expenses:
Investment Advisory fees	219	22,896	13,621	7,512
Other expenses	16,804	20,671	19,928	19,059

Total Liabilities	18,448	60,667	153,060	152,591

Net Assets	$56,610,920	$274,715,441	$171,540,063	$116,652,992

Net Assets Consist of:
Paid-in-capital	$66,670,681	$365,576,712	$250,470,277	$190,640,700
Undistributed net investment income	1,734,968	11,203,814	4,417,803	4,728,621
Accumulated net realized loss on investments and futures transactions	(5,151,599)	(19,570,313)	(6,984,000)	(7,225,120)
Net unrealized appreciation (depreciation) on investments and futures	(6,643,130)	(82,494,772)	(76,364,017)	(71,491,209)

Net Assets	$56,610,920	$274,715,441	$171,540,063	$116,652,992

Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the GS2 Class	$56,610,920	$274,715,441	$171,540,063	$116,652,992

GS2 shares outstanding	6,600,757	33,869,900	21,873,098	15,346,181

Net asset value, offering and redemption price per GS2 share	$8.58	$8.11	$7.84	$7.60

(1) Investments in securities of affiliated issuers, at cost	$62,288,326	$353,526,705	$246,676,056	$187,920,205
Investments in securities of unaffiliated issuers, at cost	956,299	3,583,735	1,346,250	319,644

Total investments at cost	$63,244,625	$357,110,440	$248,022,306	$188,239,849

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

	Conservative Allocation Fund I	Balanced Allocation Fund I	Growth Allocation Fund I	Aggressive Allocation Fund I
Investment Income
Income distributions received from affiliated funds	$1,069,645	$6,090,211	$3,065,687	$1,555,532
Interest	2,066	16,749	6,229	232

Total Investment Income	1,071,711	6,106,960	3,071,916	1,555,764

Expenses
Investment advisory fees	27,129	127,963	79,773	53,542
Transfer agent fees	1,882	1,939	1,902	1,905
Custodian fees	4,701	6,340	5,648	4,396
Accounting and administration fees	4,694	12,168	8,135	6,190
Professional fees	21,869	21,869	21,869	21,869
Shareholder reporting fees	183	291	219	255
Trustee fees	288	1,475	997	746
Line of credit facility fees	265	1,257	794	547
Other expenses	4,988	5,389	5,084	5,015

Total Expenses	65,999	178,691	124,421	94,465
Expenses waived/reimbursed net of amount recaptured(1)	(23,669)	—	(5,114)	(13,977)

Net expenses	42,330	178,691	119,307	80,488

Net Investment Income	1,029,381	5,928,269	2,952,609	1,475,276

Realized and Unrealized Loss
Capital gain distributions received from affiliated funds	60	643,012	199,612	450
Net realized loss on investment securities of affiliated issuers	(2,649,870)	(7,715,855)	(3,362,892)	(2,442,923)
Net realized loss on investment securities of unaffiliated issuers	(731)	(70,775)	(40,058)	—
Net realized gain (loss) on futures transactions	(12,377)	(409,247)	(29,040)	89,548

Net realized loss	(2,662,918)	(7,552,865)	(3,232,378)	(2,352,925)

Change in unrealized appreciation on investment securities of affiliated issuers	5,463,882	20,472,210	10,935,584	7,008,625
Change in unrealized appreciation (depreciation) on investment securities of unaffiliated issuers	(1,199)	(7,395)	867	16
Change in unrealized depreciation on futures	(18,075)	(99,221)	(57,828)	(67,892)

Net change in unrealized appreciation (depreciation)	5,444,608	20,365,594	10,878,623	6,940,749

Net Realized and Unrealized Gain	2,781,690	12,812,729	7,646,245	4,587,824

Net Increase in Net Assets Resulting from Operations	$3,811,071	$18,740,998	$10,598,854	$6,063,100

(1)	See Note 3a and 3c in Notes to Financial Statements.

See Notes to Financial Statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	Conservative Allocation Fund I		Balanced Allocation Fund I
	For the Six Months Ended 06/30/09 (Unaudited)	For the Year Ended 12/31/08	For the Six Months Ended 06/30/09 (Unaudited)	For the Year Ended 12/31/08
Operations:
Net investment income	$1,029,381	$3,230,044	$5,928,269	$16,247,663
Net realized loss on investment securities and futures transactions	(2,662,918)	(1,755,621)	(7,552,865)	(6,648,178)
Net change in unrealized appreciation (depreciation) on investment securities and futures	5,444,608	(9,880,455)	20,365,594	(94,588,586)

Net increase (decrease) in net assets resulting from operations	3,811,071	(8,406,032)	18,740,998	(84,989,101)

Dividends and Distributions to Shareholders:
Dividends from net investment income(1)	—	(2,524,105)	—	(13,746,934)
Distributions from net realized capital gains	—	(1,170,532)	—	(13,133,636)

Total dividends and distributions	—	(3,694,637)	—	(26,880,570)

Capital Share Transactions:
Proceeds from GS2 shares sold	3,373,766	8,306,973	8,035,617	21,418,152
Reinvestment of dividends and distributions into GS2 shares	—	3,682,376	—	26,811,396
Value of GS2 shares redeemed	(4,890,532)	(12,802,980)	(12,183,733)	(30,030,801)

Net increase (decrease) from capital share transactions(2)	(1,516,766)	(813,631)	(4,148,116)	18,198,747

Total increase (decrease) in net assets	2,294,305	(12,914,300)	14,592,882	(93,670,924)

Net Assets:
Beginning of Period	54,316,615	67,230,915	260,122,559	353,793,483

End of Period*	$56,610,920	$54,316,615	$274,715,441	$260,122,559

*Including undistributed net investment income	$1,734,968	$705,587	$11,203,814	$5,275,545

(1)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated funds.
(2)	See Note 7 in Notes to Financial Statements.

See Notes to Financial Statements.

Growth Allocation Fund I		Aggressive Allocation Fund I
For the Six Months Ended 06/30/09 (Unaudited)	For the Year Ended 12/31/08	For the Six Months Ended 06/30/09 (Unaudited)	For the Year Ended 12/31/08

$2,952,609	$7,717,434	$1,475,276	$3,252,965

(3,232,378)	(1,955,658)	(2,352,925)	(4,896,449)

10,878,623	(86,939,096)	6,940,749	(76,732,258)

10,598,854	(81,177,320)	6,063,100	(78,375,742)

—	(7,164,765)	—	—
—	(13,479,284)	—	(14,453,029)

—	(20,644,049)	—	(14,453,029)

7,433,549	14,603,125	5,024,130	9,952,658
—	20,568,986	—	14,434,397
(8,307,316)	(23,114,496)	(3,989,885)	(20,849,161)

(873,767)	12,057,615	1,034,245	3,537,894

9,725,087	(89,763,754)	7,097,345	(89,290,877)

161,814,976	251,578,730	109,555,647	198,846,524

$171,540,063	$161,814,976	$116,652,992	$109,555,647

$4,417,803	$1,465,194	$4,728,621	$3,253,345

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ended December 31, unless otherwise indicated

											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (1)		Capital Gain Distributions Received from Affiliated Funds	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income (2)	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net (3)	Expenses, Including Expense Reduction (3)	Expenses, Before Waivers/ Reimbursements and Expense Reduction (3)(4)	Investment Income, Net (1)	Investment Income, Excluding Waivers/ Reimbursements and Expense Reduction (1)	Portfolio Turnover Rate
Conservative Allocation Fund I

GS2 Class
2009(5)	$8.00	$0.15		$—	$0.43	$—	$—	$8.58	7.25%	$56,611	0.16%	0.16%	0.25%	3.83%	3.74%	24%
2008	9.86	0.49		0.03	(1.81)	(0.39)	(0.18)	8.00	(12.98)	54,317	0.15	0.15	0.22	5.21	5.14	25
2007	10.05	0.50		0.23	(0.07)	(0.54)	(0.31)	9.86	6.55	67,231	0.16	0.16	0.22	4.77	4.71	25
2006	10.15	0.46		0.19	(0.02)	(0.49)	(0.24)	10.05	6.21	57,188	0.17	0.17	0.30	4.53	4.40	16
2005	10.31	0.36		0.10	(0.10)	(0.38)	(0.14)	10.15	3.46	54,231	0.17	0.17	0.30	3.52	3.39	16
2004	10.31	0.25		0.05	0.19	(0.36)	(0.13)	10.31	4.77	31,447	0.17	0.17	0.39	2.42	2.20	23

Balanced Allocation Fund I

GS2 Class
2009(5)	$7.53	$0.17	#	$0.02	$0.39	$—	$—	$8.11	7.70%	$274,715	0.14%	0.14%	0.14%	4.72%	4.72%	10%
2008	11.07	0.51	#	0.17	(3.38)	(0.42)	(0.42)	7.53	(24.26)	260,123	0.14	0.14	0.14	5.16	5.16	23
2007	11.35	0.55	#	0.66	(0.38)	(0.62)	(0.49)	11.07	7.32	353,793	0.16	0.16	0.14	4.62	4.64	12
2006	11.32	0.46	#	0.45	0.09	(0.50)	(0.47)	11.35	8.85	262,451	0.17	0.17	0.18	3.93	3.92	13
2005	11.23	0.40	#	0.25	0.07	(0.46)	(0.17)	11.32	6.42	239,244	0.17	0.17	0.18	3.49	3.48	11
2004	10.62	0.34	#	0.14	0.60	(0.36)	(0.11)	11.23	10.26	122,166	0.17	0.17	0.22	3.07	3.02	10

Growth Allocation Fund I

GS2 Class
2009(5)	$7.35	$0.13	#	$0.01	$0.35	$—	$—	$7.84	6.67%	$171,540	0.15%	0.15%	0.16%	3.78%	3.77%	9%
2008	12.53	0.39	#	0.16	(4.69)	(0.34)	(0.70)	7.35	(32.82)	161,815	0.15	0.15	0.14	3.65	3.66	18
2007	12.96	0.41		0.92	(0.37)	(0.58)	(0.81)	12.53	7.40	251,579	0.16	0.16	0.15	3.20	3.21	9
2006	12.62	0.34		0.73	0.35	(0.44)	(0.64)	12.96	11.21	187,536	0.17	0.17	0.20	2.73	2.70	9
2005	12.17	0.29		0.38	0.33	(0.39)	(0.16)	12.62	8.20	159,849	0.17	0.17	0.20	2.42	2.39	8
2004	11.11	0.24		0.09	1.09	(0.26)	(0.10)	12.17	12.88	70,608	0.17	0.17	0.27	2.13	2.03	7

Aggressive Allocation Fund I

GS2 Class
2009(5)	$7.20	$0.10	#	$—	$0.30	$—	$—	$7.60	5.56%	$116,653	0.15%	0.15%	0.18%	2.82%	2.79%	3%
2008	14.07	0.24	#	0.14	(6.15)	—	(1.10)	7.20	(40.87)	109,556	0.15	0.15	0.16	2.08	2.07	10
2007	14.56	0.27		1.37	(0.56)	(0.52)	(1.05)	14.07	7.38	198,847	0.16	0.16	0.15	1.81	1.82	7
2006	14.01	0.21		1.09	0.57	(0.36)	(0.96)	14.56	13.33	142,218	0.17	0.17	0.21	1.47	1.43	8
2005	13.16	0.18		0.52	0.62	(0.31)	(0.16)	14.01	9.98	125,826	0.17	0.17	0.21	1.38	1.34	5
2004	11.62	0.15		0.05	1.60	(0.15)	(0.11)	13.16	15.48	33,543	0.17	0.17	0.41	1.29	1.05	7

#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated Funds.
(3)	Does not include expenses of the investment companies in which the Fund invests.
(4)	The ratio also excludes previously recaptured fees.
(5)	For the six months ended June 30, 2009. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

See Notes to Financial Statements.

Money Market Fund SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 8.5%
Federal Home Loan Bank
0.73%, 02/05/10†	$6,620,000	$6,620,000
0.82%, 02/26/10†	6,800,000	6,800,000
Federal Home Loan Mortgage Corporation
0.56%, 08/17/09	40,000,000	39,970,756
0.72%, 11/05/09	5,000,000	4,987,300
0.90%, 05/05/11†	17,000,000	16,989,448
Federal National Mortgage Association
0.60%, 08/26/09	8,000,000	7,992,533
0.80%, 05/13/11†	15,000,000	15,005,319

Total Agency Obligations (Cost $98,365,356)		98,365,356

CERTIFICATES OF DEPOSIT — 22.6%
Banco Bilbao Vizcaya Argentaria S.A. NY
0.97%, 07/01/09	2,000,000	2,000,000
1.07%, 10/29/09	6,000,000	6,000,199
0.90%, 11/16/09	5,000,000	5,000,191
BNP Paribas NY
0.43%, 11/16/09	25,000,000	25,000,000
0.56%, 11/30/09	10,000,000	10,000,000
0.55%, 12/04/09	20,000,000	20,000,000
Chase Bank USA NA
0.52%, 07/15/09	1,200,000	1,200,000
DnB NORBank ASA NY
0.67%, 12/10/09	7,000,000	7,000,000
Intesa Sanpaolo SpA NY
0.60%, 12/11/09	5,000,000	5,000,000
Rabobank Nederland NV NY
0.40%, 10/13/09	17,000,000	17,000,000
1.02%, 05/04/10†	17,000,000	17,000,000
Royal Bank of Scotland PLC NY
1.25%, 07/09/09	15,000,000	15,000,000
0.63%, 09/18/09	7,000,000	7,000,153
0.63%, 09/30/09	2,000,000	2,000,000
Sanpaolo IMI SpA NY
0.86%, 07/02/09	15,000,000	15,000,000
State Street Bank and Trust Co.
0.61%, 07/27/09	35,000,000	35,000,000
Sumitomo Mitsui Bank NY
0.90%, 07/21/09	12,000,000	12,000,133
Svenska Handelsbanken NY
0.62%, 11/30/09	5,000,000	5,000,105
0.57%, 12/14/09	10,000,000	10,000,460
0.52%, 12/17/09	15,000,000	15,000,351
UBS AG Stamford
0.71%, 08/04/09	17,000,000	17,000,000
0.74%, 09/02/09	12,000,000	12,000,000

Total Certificates of Deposit (Cost $260,201,592)		260,201,592

COMMERCIAL PAPER — 61.2%
Antalis US Funding Corporation
0.63%, 07/08/09	10,000,000	9,998,775
0.45%, 08/14/09	16,000,000	15,991,200
Atlantis One Funding Corporation
0.45%, 08/05/09	25,000,000	24,989,062
0.39%, 09/02/09	15,000,000	14,989,763
BASF SE
0.40%, 07/20/09	25,000,000	24,994,722
CAFCO LLC
0.50%, 07/01/09	25,000,000	25,000,000
Cancara Asset Securitisation LLC
0.50%, 08/14/09	17,000,000	16,989,611
CBA Delaware Finance, Inc.
0.34%, 09/16/09	25,000,000	24,981,819
Citigroup Funding, Inc.
0.45%, 07/07/09	12,000,000	11,999,100
0.40%, 07/10/09	20,000,000	19,998,000
Danske Corporation
0.49%, 08/10/09	6,000,000	5,996,733
0.76%, 11/02/09	8,000,000	7,979,196
DnB NORBank ASA
0.80%, 07/07/09	8,000,000	7,998,933
Erasmus Capital Corporation
0.55%, 07/14/09	10,000,000	9,998,014
0.50%, 09/01/09	21,000,000	20,981,917
Fairway Finance LLC
0.41%, 08/18/09	45,000,000	44,975,400
ING US Funding LLC
0.68%, 07/27/09	20,000,000	19,990,178
Intesa Funding LLC
0.69%, 07/06/09	39,000,000	38,996,262
JPMorgan Chase Funding, Inc.
0.37%, 08/06/09	7,376,000	7,373,271
0.35%, 08/13/09	5,000,000	4,997,910
National Australia Funding Delaware, Inc.
0.33%, 09/14/09	25,000,000	24,982,813
Nestle Capital Corporation
0.04%, 07/01/09	30,000,000	30,000,000
Nieuw Amsterdam Receivables Corporation
0.70%, 08/11/09	10,000,000	9,992,028
Old Line Funding LLC
0.40%, 07/15/09	15,000,000	14,997,667
0.45%, 08/04/09	10,000,000	9,995,750
Royal Bank of Scotland PLC
1.21%, 07/21/09	12,000,000	11,991,933
1.08%, 07/31/09	12,000,000	11,989,200
0.75%, 09/02/09	10,000,000	9,986,875
Santander Central Hispano Finance Delaware, Inc.
1.65%, 08/03/09	5,000,000	4,992,438
Scaldis Capital LLC
0.70%, 08/04/09	1,000,000	999,339
0.60%, 08/07/09	27,000,000	26,983,350
Societe Generale North America, Inc.
1.39%, 07/07/09	4,000,000	3,999,073
0.71%, 07/24/09	7,000,000	6,996,825
0.35%, 08/26/09	230,000	229,875
0.38%, 09/09/09	12,000,000	11,991,133
0.38%, 09/16/09	10,000,000	9,991,872
0.58%, 12/11/09	18,000,000	17,953,138
Straight-A Funding LLC
0.50%, 08/03/09	7,500,000	7,496,562

See Notes to Financial Statements.

Money Market Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Tempo Finance Corporation
0.55%, 07/06/09	$15,000,000	$14,998,854
Thunder Bay Funding LLC
0.48%, 07/13/09	40,455,000	40,448,527
UBS Finance Delaware LLC
1.20%, 07/06/09	14,000,000	13,997,667
0.68%, 09/04/09	15,000,000	14,981,583
Wells Fargo & Co.
0.05%, 07/01/09	45,103,000	45,103,000

Total Commercial Paper (Cost $704,319,368)		704,319,368

VARIABLE RATE OBLIGATIONS — 9.5%
Bank of Montreal
0.82%, 07/06/09 144A†	9,200,000	9,200,000
Dexia Credit Local
1.01%, 07/17/09†	14,000,000	14,000,000
HSBC USA, Inc.
1.56%, 07/14/09†	1,645,000	1,645,000
ING Bank NV
0.98%, 08/24/09 144A†	4,750,000	4,750,000
ING USA Global Funding Trust
1.08%, 09/18/09†	2,725,000	2,725,000
KBC Bank NV NY
0.49%, 07/01/09†	6,690,000	6,690,000
Lloyds Banking Group PLC
1.29%, 08/07/09 144A†	7,450,000	7,450,000
Nordea Bank AB
1.45%, 07/24/09 144A†	6,900,000	6,900,000
Procter & Gamble International Funding SCA
1.00%, 08/07/09†Δ	27,000,000	27,000,000
Rabobank Nederland NV
0.56%, 07/07/09 144A†	11,800,000	11,800,000
Wachovia Bank NA
1.59%, 07/06/09†Δ	6,250,000	6,250,000
Wisconsin Housing & Economic Development Series D Authority Home Ownership Revenue Bond
0.90%, 07/01/09†	5,000,000	5,000,000
0.90%, 07/01/09†	5,350,000	5,350,000

Total Variable Rate Obligations (Cost $108,760,000)		108,760,000

	Shares
MONEY MARKET FUND — 1.1%
Northern Institutional Liquid Assets Portfolio§ (Cost $12,249,000)	12,249,000	12,249,000

	Par
U.S. TREASURY OBLIGATIONS — 5.2%
U.S. Treasury Bills
0.45%, 08/13/09	$6,000,000	5,996,811
0.41%, 08/20/09	15,000,000	14,991,458
0.47%, 08/20/09	12,000,000	11,992,175
0.49%, 08/27/09Δ	5,000,000	4,996,117
0.32%, 09/03/09	10,757,000	10,750,880
0.55%, 07/01/10	11,000,000	10,939,384

Total U.S. Treasury Obligations (Cost $59,666,825)		59,666,825

TOTAL INVESTMENTS — 108.1% (Cost $1,243,562,141)		1,243,562,141
Liabilities in Excess of Other Assets — (8.1)%		(92,701,685)

NET ASSETS — 100.0%		$1,150,860,456

PORTFOLIO SUMMARY (based on net assets)

%
Commercial Paper	61.2
Certificates of Deposit	22.6
Variable Rate Obligations	9.5
Agency Obligations	8.5
U.S. Treasury Obligations	5.2
Money Market Fund	1.1

108.1

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Money Market Fund	$12,249,000	$—
Level 2 — Other Significant
Observable Inputs
Agency Obligations	98,365,356	—
Certificates Of Deposit	260,201,592	—
Commercial Paper	704,319,368	—
Variable Rate Obligations	108,760,000	—
U.S. Treasury Obligations	59,666,825	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$1,243,562,141	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

Low-Duration Bond Fund SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 2.5%
Federal Home Loan Bank
5.38%, 06/13/14	$895,000	$993,998
5.25%, 09/12/14	895,000	992,591
Federal Home Loan Mortgage Corporation
3.25%, 02/25/11	3,000,000	3,103,800
5.88%, 03/21/11	2,310,000	2,422,002
1.75%, 06/15/12	2,300,000	2,293,282
Federal National Mortgage Association
6.25%, 02/01/11	1,275,000	1,341,540
2.00%, 02/11/11	1,780,000	1,792,672
5.25%, 08/01/12	1,580,000	1,642,942
Small Business Administration
6.95%, 11/10/16	515,985	548,375

Total Agency Obligations (Cost $14,818,731)		15,131,202

ASSET-BACKED SECURITIES — 10.7%
Accredited Mortgage Loan Trust
0.36%, 02/25/37†	856,079	786,952
American Express Issuance Trust
4.02%, 01/18/11	2,580,000	2,619,087
Amresco Independence Funding, Inc.
1.69%, 06/15/26 144A	295,275	185,517
Asset-Backed Securities Corporation Home Equity
0.59%, 09/25/34†	100,868	64,868
Bear Stearns Asset-Backed Securities Trust
0.36%, 11/25/36†	435,476	372,453
1.31%, 10/25/37†	1,280,357	687,418
0.50%, 01/25/47†	1,751,858	1,268,464
BMW Vehicle Lease Trust
0.79%, 06/15/10	490,000	490,166
2.04%, 04/15/11	1,800,000	1,806,193
Business Loan Express
2.25%, 01/01/25 144A†	189,016	102,499
Capital Auto Receivables Asset Trust
5.32%, 03/20/10 144A	267,978	267,978
Carmax Auto Owner Trust
5.24%, 07/15/11	2,105,748	2,137,823
CenterPoint Energy Transition Bond Co., LLC
4.97%, 08/01/14	2,813,020	2,937,862
Chase Issuance Trust
0.34%, 03/15/13†	1,100,000	1,080,789
Citigroup Mortgage Loan Trust, Inc.
0.37%, 07/25/45†	2,674,272	1,876,639
Conseco Financial Corporation
6.04%, 11/01/29	23,851	20,938
CSAB Mortgage Backed Trust
5.72%, 09/25/36 STEP	900,000	571,459
Daimler Chrysler Auto Trust
1.25%, 07/08/11†	970,922	971,467
FHLMC Structured Pass-Through Securities
0.57%, 08/25/31†	1,089,157	873,361
First Franklin Mortgage Loan Asset-Backed Certificates
0.36%, 12/25/36†	5,428	5,368
Ford Credit Auto Lease Trust
1.24%, 06/15/10 144A	600,000	594,656
2.60%, 05/15/11 144A	830,000	832,075
Ford Credit Auto Owner Trust
5.07%, 12/15/10	1,638,532	1,661,655
1.22%, 01/15/11†	901,945	902,613
0.36%, 02/15/12†	2,520,000	2,494,262
3.96%, 04/15/12	3,585,000	3,622,403
2.79%, 08/15/13	2,150,000	2,151,243
Fremont Home Loan Trust
0.36%, 10/25/36†	89,582	55,956
GSAA Trust
0.63%, 12/25/34†	498,936	231,819
Honda Auto Receivables Owner Trust
5.12%, 10/15/10	386,923	389,506
2.22%, 08/15/11	1,000,000	1,005,803
2.79%, 01/15/13	1,520,000	1,528,277
IFC SBA Loan-Backed Adjustable Rate Certificate
1.25%, 01/15/24 144A†	244,888	196,351
JP Morgan Mortgage Acquisition Corporation
0.36%, 05/25/37†	1,933,630	1,675,689
Long Beach Mortgage Loan Trust
0.35%, 11/25/36†	145,015	134,559
Morgan Stanley ABS Capital I
0.36%, 11/25/36†	903,194	852,546
0.35%, 01/25/37†	719,958	623,061
0.42%, 02/25/37†	1,338,741	980,105
0.37%, 05/25/37†	1,554,369	986,376
Nissan Auto Lease Trust
2.01%, 04/15/11	940,000	937,062
Option One Mortgage Loan Trust
0.35%, 02/25/37†	35,663	35,176
PG&E Energy Recovery Funding LLC
4.37%, 06/25/14	350,000	361,558
Securitized Asset-Backed Receivables LLC Trust
0.35%, 01/25/37†	710,668	599,442
SLM Student Loan Trust
2.19%, 10/25/16†	3,985,000	4,007,416
2.39%, 01/25/18†	3,975,000	3,987,788
1.08%, 10/25/18†	866,546	858,829
Soundview Home Equity Loan Trust
0.43%, 01/25/37†	882,222	733,964
0.37%, 08/25/37†	1,085,439	948,027
Specialty Underwriting & Residential Finance
0.36%, 11/25/37†	152,084	146,964
Structured Asset Investment Loan Trust
0.36%, 07/25/36†	118,399	107,313
Structured Asset Securities Corporation
4.90%, 04/25/35†	1,238,819	731,482
0.36%, 10/25/36†	387,475	353,721

See Notes to Financial Statements.

Low-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Structured Asset Receivables Trust
1.60%, 04/21/11 144A†	$1,835,115	$1,559,847
TXU Electric Delivery Transition Bond Co., LLC
4.81%, 11/17/14	2,360,000	2,466,322
USAA Auto Owner Trust
4.89%, 08/15/12	1,474,759	1,496,911
Volkswagen Auto Lease Trust
2.87%, 07/15/11	700,000	702,587
Wachovia Auto Loan Owner Trust
5.08%, 04/20/12 144A	3,000,000	3,052,485
Wells Fargo Home Equity Trust
0.40%, 04/25/37†	1,235,221	1,026,970

Total Asset-Backed Securities (Cost $69,009,341)		64,160,120

CORPORATE BONDS — 17.7%
3M Co.
4.50%, 11/01/11	590,000	627,591
Abbott Laboratories
5.60%, 05/15/11Δ	750,000	801,651
AEP Texas Central Transition Funding LLC
4.98%, 07/01/13	2,900,000	3,033,339
Allstate Corporation
6.20%, 05/16/14	500,000	524,984
American Electric Power Co., Inc.
5.25%, 06/01/15Δ	1,600,000	1,572,403
American Honda Finance Corporation
2.95%, 06/29/11 144A†	600,000	598,621
American International Group, Inc.
1.59%, 07/19/13(E)†	400,000	289,105
8.25%, 08/15/18 144A	2,700,000	1,591,056
Amgen, Inc.
4.00%, 11/18/09	1,000,000	1,013,662
Bank of America Corporation
4.38%, 12/01/10Δ	1,290,000	1,293,744
Bank of America NA
1.16%, 06/23/10†	2,500,000	2,488,765
Bank of New York Mellon Corporation
0.71%, 03/23/12†	980,000	931,369
4.30%, 05/15/14	790,000	803,611
BellSouth Corporation
4.75%, 11/15/12	1,300,000	1,346,964
Berkshire Hathaway Finance Corporation
4.00%, 04/15/12 144A	3,495,000	3,614,424
Board of Trustees of The Leland Stanford Junior University
3.63%, 05/01/14	425,000	428,922
Bottling Group LLC
6.95%, 03/15/14	1,320,000	1,507,093
Caterpillar Financial Services Corporation
5.75%, 02/15/12Δ	575,000	602,522
Chevron Corporation
3.45%, 03/03/12Δ	3,375,000	3,483,513
Chicago Transit Authority
6.90%, 12/01/40	1,300,000	1,391,091
Cisco Systems, Inc.
5.25%, 02/22/11Δ	750,000	$791,140
Citigroup Capital XXI
8.30%, 12/21/57†	3,100,000	2,422,948
Citigroup Funding, Inc.
1.38%, 05/05/11	2,110,000	2,113,939
Comcast Corporation
1.44%, 07/14/09†	1,735,000	1,735,493
ConocoPhillips
4.75%, 10/15/12Δ	1,225,000	1,291,639
4.75%, 02/01/14Δ	400,000	416,900
COX Communications, Inc.
7.75%, 11/01/10Δ	1,225,000	1,275,619
7.13%, 10/01/12	420,000	451,808
CSX Corporation
5.75%, 03/15/13Δ	1,225,000	1,257,091
CVS Caremark Corporation
4.00%, 09/15/09Δ	1,085,000	1,091,370
0.97%, 06/01/10†	1,380,000	1,370,586
5.75%, 08/15/11	975,000	1,031,557
Duke Energy Ohio, Inc.
5.70%, 09/15/12	1,375,000	1,399,591
Eaton Corporation
5.95%, 03/20/14Δ	600,000	629,087
Eli Lilly & Co.
3.55%, 03/06/12Δ	1,300,000	1,347,632
Enterprise Products Operating LLC
4.95%, 06/01/10	1,080,000	1,096,186
Express Scripts, Inc.
5.25%, 06/15/12	550,000	568,621
Florida Power Corporation
6.65%, 07/15/11	600,000	648,295
FPL Group Capital, Inc.
5.63%, 09/01/11Δ	475,000	508,013
General Dynamics Corporation
1.80%, 07/15/11	1,520,000	1,517,975
General Electric Capital Corporation
5.00%, 12/01/10Δ‡‡	1,740,000	1,791,694
1.80%, 03/11/11	2,615,000	2,639,667
5.90%, 05/13/14	460,000	472,861
6.50%, 09/15/37 144A(U)†	1,600,000	1,645,197
Goldman Sachs Group, Inc.
1.63%, 07/15/11Δ	400,000	402,374
6.00%, 05/01/14	600,000	626,849
6.25%, 09/01/17	300,000	297,296
Hewlett-Packard Co.
4.25%, 02/24/12Δ	1,961,000	2,048,049
John Deere Capital Corporation
1.81%, 01/18/11†	760,000	755,334
JPMorgan Chase & Co.
5.60%, 06/01/11Δ	520,000	544,655
2.20%, 06/15/12Δ	1,350,000	1,357,795
Kraft Foods, Inc.
5.63%, 08/11/10Δ	495,000	512,274
Lehman Brothers Holdings, Inc.
6.63%, 01/18/12#	600,000	91,500
6.75%, 12/28/17#	2,600,000	260
6.88%, 05/02/18#	2,400,000	396,000
Metropolitan Life Global Funding I
2.55%, 06/10/11 144A†	1,625,000	1,623,004

See Notes to Financial Statements.

	Par	Value
Microsoft Corporation
2.95%, 06/01/14Δ	$900,000	$894,483
MidAmerican Energy Co.
5.13%, 01/15/13	515,000	535,017
MidAmerican Energy Holdings Co.
5.88%, 10/01/12Δ	550,000	586,185
Midamerican Funding LLC
6.75%, 03/01/11	600,000	641,022
Morgan Stanley
3.01%, 05/14/10†	1,500,000	1,496,006
2.25%, 03/13/12	2,030,000	2,049,210
6.00%, 05/13/14	400,000	405,410
Nabors Industries, Inc.
6.15%, 02/15/18	3,300,000	3,173,062
Novartis Capital Corporation
4.13%, 02/10/14Δ	210,000	216,393
Oracle Corporation
5.00%, 01/15/11	1,040,000	1,090,634
Overseas Private Investment Corporation
25.44%, 07/12/10Ω	1,760,216	1,802,352
8.30%, 07/12/12Ω	2,100,000	2,265,852
5.75%, 04/15/14	1,600,000	1,698,344
Pacific Gas & Electric Co.
1.60%, 06/10/10†	1,000,000	1,005,218
Pfizer, Inc.
4.45%, 03/15/12	700,000	734,934
3.63%, 06/03/13(E)	100,000	142,453
Procter & Gamble Co.
4.60%, 01/15/14	535,000	563,224
3.50%, 02/15/15Δ	200,000	202,100
Progress Energy, Inc.
7.10%, 03/01/11Δ	1,120,000	1,191,650
Roche Holdings, Inc.
4.50%, 03/01/12 144A	2,296,000	2,415,284
Sprint Capital Corporation
8.38%, 03/15/12Δ	1,000,000	990,000
Time Warner Cable, Inc.
5.40%, 07/02/12	1,325,000	1,370,461
Time Warner, Inc.
1.15%, 11/13/09†	2,100,000	2,095,178
Union Pacific Corporation
6.13%, 01/15/12	365,000	381,711
US Bancorp
4.20%, 05/15/14Δ	900,000	911,164
Verizon Global Funding Corporation
7.25%, 12/01/10Δ	675,000	718,942
6.88%, 06/15/12Δ	445,000	489,278
Verizon Wireless Capital LLC
3.75%, 05/20/11 144A	4,325,000	4,415,535
5.25%, 02/01/12 144AΔ	2,585,000	2,727,940
5.55%, 02/01/14 144A	400,000	425,080
Wachovia Corporation
0.75%, 03/15/11†Δ	540,000	521,314
5.30%, 10/15/11	394,000	410,806
Wells Fargo & Co.
7.98%, 03/15/49†	400,000	332,487
XTO Energy, Inc.
5.00%, 08/01/10	1,020,000	1,045,633

Total Corporate Bonds (Cost $112,467,890)		106,059,091

FOREIGN BONDS — 11.5%
Australia — 2.1%
Australia & New Zealand Banking Group, Ltd.
0.89%, 06/18/12 144A†	1,575,000	1,571,252
BHP Billiton Finance USA, Ltd.
5.50%, 04/01/14	200,000	214,773
Commonwealth Bank of Australia
2.40%, 01/12/12 144AΔ	1,004,000	1,008,471
Macquarie Bank, Ltd.
2.60%, 01/20/12 144A	880,000	883,767
4.10%, 12/17/13 144A	3,410,000	3,498,206
National Australia Bank, Ltd.
1.42%, 02/08/10 144A†	1,600,000	1,599,987
2.55%, 01/13/12 144AΔ	1,191,000	1,200,080
Suncorp-Metway, Ltd.
0.99%, 12/17/10 144A†	2,405,000	2,409,473

		12,386,009

Bermuda — 0.1%
Ingersoll-Rand Global Holding Co., Ltd.
2.42%, 08/13/10†	545,000	532,242

Canada — 1.3%
Export Development Canada
2.38%, 03/19/12	1,410,000	1,424,307
Province of Ontario
3.13%, 09/08/10	760,000	776,110
2.75%, 02/22/11Δ	775,000	795,493
1.17%, 05/22/12†	1,475,000	1,470,804
4.10%, 06/16/14	2,195,000	2,240,972
Royal Bank of Canada
5.65%, 07/20/11	550,000	586,647
Toronto-Dominion Bank
2.08%, 09/10/10(E)†	550,000	770,927

		8,065,260

Cayman Islands — 0.1%
Petroleum Export, Ltd.
4.62%, 06/15/10 144A	377,778	370,674
4.63%, 06/15/10 144A	377,778	370,687

		741,361

France — 1.5%
BNP Paribas
1.65%, 06/11/12†	600,000	597,971
Caisse d’Amortissement de la Dette Sociale
3.75%, 07/12/09(E)	1,600,000	2,246,707
Dexia Credit Local
1.26%, 09/23/11 144A†	1,100,000	1,097,149
Societe Financement de l’Economie Francaise
2.13%, 01/30/12 144AΔ	1,640,000	1,644,042
2.38%, 03/26/12	2,395,000	2,412,481
2.38%, 03/26/12 144A	1,155,000	1,146,257

		9,144,607

Germany — 1.6%
Bundesobligation
2.25%, 04/11/14(E)Δ	4,295,000	5,962,026
Deutsche Bank AG
5.00%, 10/12/10	515,000	528,546

See Notes to Financial Statements.

Low-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Kreditanstalt fuer Wiederaufbau
3.50%, 03/10/14	$1,605,000	$1,636,709
Landwirtschaftliche Rentenbank
4.13%, 07/15/13	1,315,000	1,374,092

		9,501,373

Japan — 0.1%
Japan Finance Corporation
2.00%, 06/24/11	500,000	501,145

Netherlands — 1.8%
Deutsche Telekom International Finance BV
8.50%, 06/15/10	900,000	946,714
EDP Finance BV
5.38%, 11/02/12 144A	550,000	576,819
Fortis Bank Nederland Holding NV
1.74%, 06/10/11(E)†	600,000	846,547
ING Bank NV
2.63%, 02/09/12 144A	1,200,000	1,215,090
Koninklijke KPN NV
8.00%, 10/01/10	1,430,000	1,500,909
LeasePlan Corporation NV
3.00%, 05/07/12 144A	1,525,000	1,544,454
Nederlandse Waterschapsbank NV
4.63%, 07/25/11(E)	1,000,000	1,478,705
Shell International Finance BV
4.00%, 03/21/14	2,650,000	2,723,999

		10,833,237

Norway — 0.4%
Eksportfinans A/S
5.00%, 02/14/12	1,125,000	1,194,408
StatoilHydro ASA
3.88%, 04/15/14Δ	1,385,000	1,406,197

		2,600,605

Supranational — 0.7%
Asian Development Bank
2.75%, 05/21/14	1,295,000	1,273,742
European Investment Bank
4.75%, 04/15/11(E)	1,500,000	2,222,364
3.13%, 06/04/14	600,000	601,946

		4,098,052

Sweden — 0.1%
Swedbank AB
2.80%, 02/10/12 144A	600,000	607,552

Switzerland — 0.3%
UBS AG
1.53%, 06/19/10†	1,550,000	1,527,531

United Kingdom — 1.4%
Bank of England PLC
2.38%, 03/19/12 144A	600,000	598,512
Barclays Bank PLC
4.25%, 10/27/11(E)Δ	1,000,000	1,472,400
2.70%, 03/05/12 144A	740,000	750,063
BP Capital Markets PLC
5.25%, 11/07/13Δ	525,000	564,036
3.63%, 05/08/14	600,000	599,054
Lloyds TSB Bank PLC
1.42%, 06/09/11(E)†	400,000	560,044
Royal Bank of Scotland PLC
2.63%, 05/11/12 144A	2,025,000	2,032,977
Vodafone Group PLC
0.94%, 02/27/12†	950,000	908,510
4.15%, 06/10/14	1,040,000	1,024,810

		8,510,406

Total Foreign Bonds (Cost $68,613,499)		69,049,380

MORTGAGE-BACKED SECURITIES — 46.1%
Adjustable Rate Mortgage Trust
0.58%, 11/25/35†	831,401	437,415
5.94%, 03/25/37†	3,348,887	1,625,101
American Home Mortgage Investment Trust
4.29%, 10/25/34†	1,176,153	834,030
American Home Mortgage Assets
0.58%, 11/25/35†	754,878	391,060
2.26%, 11/25/46†	1,447,285	483,737
Bank of America Commercial Mortgage, Inc.
3.88%, 09/11/36	1,097,207	1,092,435
Bank of America Funding Corporation
6.10%, 01/20/47†	1,214,201	644,697
Bank of America Mortgage Securities, Inc.
6.50%, 10/25/31	285,537	280,325
6.14%, 10/20/46†	1,878,090	1,024,930
Bear Stearns Adjustable Rate Mortgage Trust
5.10%, 01/25/34†	470,205	360,773
4.64%, 07/25/34†	1,165,382	1,007,140
4.82%, 10/25/34†	488,244	340,908
2.94%, 03/25/35†	1,951,778	1,686,803
Bear Stearns Alt-A Trust
0.68%, 11/25/34†	546,913	272,381
5.49%, 09/25/35†	751,044	406,789
Bear Stearns Commercial Mortgage Securities
0.43%, 03/15/19 144A†	1,364,095	1,173,296
4.48%, 06/11/41	600,000	591,940
4.03%, 02/13/46	195,691	195,366
Chase Manhattan Bank - First Union National Bank
7.44%, 08/15/31†	438,940	438,129
Commercial Mortgage Pass-Through Certificates
7.42%, 08/15/33†	1,492,771	1,505,836
Countrywide Alternative Loan Trust
6.00%, 10/25/32	201,406	174,185
5.50%, 05/31/35	849,168	619,925
Countrywide Home Loan Mortgage Pass-Through Trust
5.10%, 09/25/33†	24,482	18,525
0.58%, 02/25/35†	245,121	149,354
Deutsche ALT-A Securities, Inc.
5.87%, 10/25/36 STEP	800,000	431,120
5.89%, 10/25/36 STEP	800,000	431,503
DLJ Commercial Mortgage Corporation
7.18%, 11/10/33	1,865,716	1,902,575

See Notes to Financial Statements.

	Par	Value
Federal Home Loan Mortgage Corporation
15.25%, 08/01/11	$699	$799
5.38%, 09/15/11	2,593,615	2,693,039
4.00%, 08/01/15	1,082,825	1,093,465
5.00%, 11/15/16	827,138	849,136
3.50%, 12/01/18	2,573,768	2,521,931
10.75%, 02/01/19	64,260	67,536
0.55%, 02/15/19†	4,093,894	4,016,041
6.00%, 11/01/22	1,535,008	1,625,334
4.25%, 06/15/24	309,911	311,689
5.17%, 07/01/27†	22,549	22,700
0.67%, 12/15/30†	739,423	729,400
3.73%, 06/01/33†	1,945,812	1,942,967
6.00%, 07/01/33	1,044,579	1,099,929
3.51%, 04/01/34†	1,813,296	1,850,429
4.41%, 10/01/34†	582,141	591,604
4.33%, 08/01/35†	1,407,953	1,454,233
4.89%, 10/01/35†	924,246	947,293
5.83%, 04/01/36†	2,708,758	2,798,796
Federal Housing Authority
7.43%, 09/01/22	1,510	1,495
Federal National Mortgage Association
5.50%, 12/01/18	974,138	1,027,959
4.00%, 11/25/19	710,499	717,877
5.50%, 09/25/24	563,247	567,805
4.43%, 12/01/24†	72,787	73,462
9.00%, 05/01/25	77,399	84,895
9.00%, 07/01/25	86,148	94,499
6.00%, 02/25/27	1,450,486	1,494,139
5.50%, 11/25/27	2,162,188	2,234,889
0.91%, 05/25/30†	1,569,836	1,545,596
0.96%, 05/25/30†	1,593,267	1,564,139
0.56%, 09/25/30†	32,102	31,872
4.53%, 09/01/31†	71,667	72,513
3.31%, 03/25/32	306,191	288,066
3.46%, 04/01/33†	371,847	387,623
4.45%, 06/01/33†	201,140	202,305
5.50%, 06/01/33	18,715	19,420
5.50%, 07/01/33	17,886	18,560
5.17%, 10/01/33†	821,988	846,438
5.50%, 10/01/33	95,861	99,470
4.88%, 12/01/33†	248,623	256,552
4.50%, 06/01/34	57,674	57,854
4.50%, 09/01/34	226,294	226,822
4.88%, 09/01/34†	866,192	884,004
5.09%, 09/01/34†	607,247	619,458
4.73%, 10/01/34†	922,241	952,820
5.09%, 10/01/34†	1,030,309	1,056,373
4.50%, 12/01/34	67,678	67,836
4.50%, 02/01/35	2,499,583	2,503,073
4.50%, 03/01/35	1,464,745	1,466,790
4.50%, 04/01/35	2,457,843	2,461,275
4.50%, 05/01/35	771,589	772,666
4.50%, 06/01/35	60,104	60,188
5.00%, 06/01/35	31,275,482	31,953,525
4.50%, 08/01/35	1,543,115	1,545,270
4.68%, 08/01/35†	4,680,072	4,837,374
4.43%, 09/01/35†	2,110,633	2,189,496
4.50%, 09/01/35	965,908	967,256
4.50%, 10/01/35	594,878	595,709
5.34%, 10/01/35†	1,850,190	1,933,996
4.50%, 11/01/35	630,125	631,005
4.65%, 11/01/35†	2,883,889	2,943,552
5.49%, 12/01/35†	155,027	161,074
5.50%, 07/01/37 TBA	1,700,000	1,754,720
6.00%, 07/01/37 TBA	100,000	104,500
5.50%, 08/01/37	4,674,436	4,846,259
2.64%, 07/01/44†	313,345	306,580
6.50%, 12/31/49	487,731	490,917
FHLMC Multifamily Structured Pass-Through Certificates
2.23%, 07/25/13	1,215,000	1,215,292
3.61%, 06/25/14	1,095,000	1,112,159
FHLMC Structured Pass-Through Securities
1.31%, 05/25/43†	1,362,469	1,334,300
2.84%, 07/25/44†	2,315,041	2,290,529
First Horizon Alternative Mortgage Securities
3.57%, 06/25/34†	751,567	485,837
GE Capital Commercial Mortgage Corporation
4.09%, 01/10/38	800,404	796,150
5.56%, 06/10/38	391,449	401,949
GMAC Commercial Mortgage Securities, Inc.
7.72%, 03/15/33†	1,612,166	1,626,874
6.70%, 04/15/34	2,378,813	2,422,292
Government National Mortgage Association
6.00%, 02/15/11	9,166	9,209
5.38%, 06/20/17†	17,089	17,612
5.38%, 06/20/21†	7,927	8,189
4.13%, 10/20/27†	58,411	59,232
8.50%, 10/15/29	27,894	31,160
0.94%, 02/16/30†	233,792	233,759
8.50%, 03/15/30	4,221	4,717
8.50%, 04/15/30	13,331	14,897
8.50%, 05/15/30	137,494	153,644
8.50%, 06/15/30	13,311	14,874
8.50%, 07/15/30	77,987	87,145
8.50%, 08/15/30	22,236	24,847
8.50%, 09/15/30	2,397	2,678
8.50%, 11/15/30	52,488	58,653
8.50%, 12/15/30	65,149	72,801
8.50%, 02/15/31	42,135	47,024
3.75%, 05/20/34†	1,075,614	1,097,272
6.00%, 06/15/36	721,427	752,623
6.00%, 07/01/37 TBA	49,500,000	51,557,319
6.50%, 10/20/37	3,183,153	3,371,978
6.00%, 07/20/38	3,471,805	3,619,780
6.50%, 07/20/38	3,124,103	3,309,604
6.50%, 07/21/38 TBA	500,000	530,469
6.50%, 08/20/38	736,298	780,017
6.50%, 09/20/38	2,165,065	2,293,621
6.00%, 02/15/39	2,651,573	2,765,405
Greenpoint Mortgage Funding Trust
0.49%, 01/25/37†	1,198,580	483,639
0.58%, 11/25/45†	351,960	167,498
GS Mortgage Securities Corporation II
6.04%, 08/15/18 144A	205,466	205,427
(40.29)%, 01/10/40 IO 144AΩ†	20,252,244	116,523
See Notes to Financial Statements.

Low-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
GSR Mortgage Loan Trust
3.97%, 06/01/34†	$617,584	$506,947
4.60%, 09/25/34†	784,874	537,513
3.84%, 09/25/35†	1,678,064	1,279,883
4.48%, 09/25/35†	3,505,171	2,946,808
HarborView Mortgage Loan Trust
5.31%, 12/19/35†	2,791,050	1,753,796
0.52%, 11/19/36†	2,425,476	940,453
Impac Secured Assets CMN Owner Trust
0.39%, 01/25/37†	396,193	371,614
Indymac Index Mortgage Loan Trust
0.58%, 06/25/37†	917,363	202,455
0.50%, 09/25/46†	1,402,660	546,682
JP Morgan Mortgage Trust
4.08%, 08/25/34†	82,437	71,527
5.02%, 02/25/35†	850,950	743,871
4.74%, 07/25/35†	2,909,384	2,356,568
LB-UBS Commercial Mortgage Trust
6.16%, 07/14/16 144A	1,581,230	1,616,113
7.95%, 05/15/25†	3,849,054	3,911,646
6.37%, 12/15/28	1,520,000	1,554,011
7.72%, 04/15/37 IO 144AΩ†	16,405,019	80,552
Luminent Mortgage Trust
0.57%, 11/26/35†	1,910,073	845,042
0.48%, 12/25/36†	1,448,899	567,351
MASTR Adjustable Rate Mortgages Trust
5.51%, 12/25/33†	832,050	700,988
Merrill Lynch Mortgage Investors, Inc.
3.35%, 08/25/34†	2,050,996	1,808,551
MLCC Mortgage Investors, Inc.
4.56%, 12/25/34†	1,492,103	1,320,376
5.33%, 02/25/36†	1,594,962	1,113,837
Morgan Stanley Capital I
5.36%, 12/15/44	3,567,062	3,590,697
Opteum Mortgage Acceptance Corporation
0.40%, 04/25/36†	128,504	126,899
0.37%, 07/25/36†	297,464	282,014
Permanent Master Issuer PLC
1.18%, 01/15/16†	2,195,000	2,137,715
PNC Mortgage Acceptance Corporation
7.30%, 10/12/33	1,867,706	1,914,494
5.91%, 03/12/34	270,927	271,331
Provident Funding Mortgage Loan Trust
3.84%, 04/25/34†	1,654,205	1,463,218
Residential Accredit Loans, Inc.
0.71%, 01/25/33†	389,452	347,524
Residential Asset Securitization Trust
0.61%, 05/25/35†	1,128,806	702,534
Residential Funding Mortgage Securities I
6.50%, 03/25/32	66,507	66,889
Structured Adjustable Rate Mortgage Loan Trust
4.33%, 03/25/34†	904,052	735,025
5.07%, 08/25/34†	1,180,153	866,383
0.61%, 09/25/34†	207,432	124,598
Structured Asset Mortgage Investments, Inc.
2.21%, 10/19/34†	582,837	380,142
0.56%, 07/19/35†	169,255	110,095
0.59%, 02/25/36†	1,059,258	485,957
0.38%, 08/25/36†	333,293	319,052
Structured Asset Securities Corporation
0.36%, 05/25/36†	258,357	240,496
TBW Mortgage Backed Pass Through Certificates
6.01%, 07/25/37 STEP	700,000	357,579
Thornburg Mortgage Securities Trust
0.43%, 07/25/36†	805,108	700,410
0.41%, 03/25/37†	2,454,185	2,150,502
0.44%, 06/25/37†	1,427,887	1,244,534
0.42%, 11/25/46†	2,560,723	2,299,919
TIAA Retail Commercial Trust
6.68%, 06/19/31 144A†	491,890	493,742
5.69%, 08/15/39†	2,167,955	2,205,803
Wachovia Bank Commercial Mortgage Trust
4.04%, 02/15/34	1,198,803	1,173,893
Washington Mutual Alternative Mortgage Pass-Through Certificates
2.18%, 05/25/47†	1,095,514	215,971
Washington Mutual Mortgage Pass-Through Certificates
0.85%, 12/25/27†	2,437,352	1,819,558
4.53%, 11/25/30†	104,374	85,707
3.15%, 06/25/34†	1,922,951	1,672,292
4.68%, 05/25/35†	3,550,000	1,972,683
5.69%, 02/25/37†	1,300,338	725,733
5.63%, 05/25/37†	1,399,227	903,218
5.81%, 07/25/37†	3,338,694	1,837,154
2.74%, 06/25/42†	44,595	32,370
0.62%, 01/25/45†	1,078,362	501,252
0.63%, 08/25/45†	533,266	289,220
0.60%, 10/25/45†	553,417	289,526
2.32%, 06/25/46†	2,009,552	903,870
2.08%, 01/25/47†	1,142,489	402,535
Wells Fargo Mortgage-Backed Securities Trust
3.54%, 12/25/34†	1,599,110	1,472,951
4.55%, 02/25/35†	2,989,164	2,576,825
5.24%, 04/25/36†	2,888,009	1,811,349
5.61%, 07/25/36†	2,309,333	1,530,075
6.00%, 07/25/37	2,658,683	2,332,891

Total Mortgage-Backed Securities (Cost $299,693,461)		276,676,772

MUNICIPAL BONDS — 1.8%
Citizens Property Insurance Corporation High Risk Account Series A-1 Revenue Bond
5.00%, 06/01/12	1,100,000	1,121,659
State of California General Obligation Bond
5.00%, 11/01/32	1,600,000	1,377,200
7.50%, 04/01/34	1,600,000	1,464,544
5.65%, 04/01/39†	1,800,000	1,771,938

See Notes to Financial Statements.

	Par	Value
7.55%, 04/01/39	$3,400,000	$3,098,760
State of Georgia General Obligation Bond
5.50%, 07/01/11	1,750,000	1,905,925

Total Municipal Bonds (Cost $11,410,535)		10,740,026

	Number of Contracts
PURCHASED OPTIONS — 0.0%
Put Options — 0.0%
6-Month Euro-BOBL Futures, Strike Price $98.25 expires 09/11/09	60	34,500

	Notional Amount
30-Year Federal National Mortgage Association, Strike Price $88.50, Expires 07/07/09	$34,700,000	—

		34,500

Total Purchased Options (Cost $37,250)		34,500

	Shares
PREFERRED STOCK — 0.2%
Wells Fargo & Co. (Cost $970,070)	1,400	1,098,958

MONEY MARKET FUNDS — 6.0%
GuideStone Money Market Fund (GS4 Class)¥	4,323,398	4,323,398
Northern Institutional Liquid Assets Portfolio§	32,032,492	32,032,492

Total Money Market Funds (Cost $36,355,890)		36,355,890

	Par
REPURCHASE AGREEMENTS — 13.4%
Bank of America, NA
0.09% (dated 06/30/09, due 07/01/09, repurchase price $35,800,090, collateralized by Federal Home Loan Mortgage Corporation Bond, 5.000%, due 07/01/35, total market value $36,868,058)	$35,800,000	35,800,000
JPMorgan Securities, Inc.
0.06% (dated 06/30/09, due 07/01/09, repurchase price $44,500,074, collateralized by Federal National Mortgage Association Bond and Federal National Mortgage Association Discount Note, 0.000% to 5.000%, due 12/31/09 to 07/01/34, total market value $45,867,970)	44,500,000	44,500,000

Total Repurchase Agreements (Cost $80,300,000)		80,300,000

U.S. TREASURY OBLIGATIONS — 2.2%
U.S. Treasury Bill
0.13%, 07/16/09	10,000	10,000

U.S. Treasury Inflationary Index Bonds
4.25%, 01/15/10Δ	2,550,000	3,296,325
2.38%, 01/15/17Δ	1,000,000	1,104,559
2.13%, 01/15/19Δ	3,800,000	3,902,401

		8,303,285

U.S. Treasury Notes
2.38%, 08/31/10	1,720,000	1,756,215
0.88%, 04/30/11Δ‡‡	1,260,000	1,256,702
0.88%, 05/31/11	1,185,000	1,181,117
1.75%, 11/15/11‡‡	500,000	505,471
2.25%, 05/31/14	395,000	389,815

		5,089,320

Total U.S. Treasury Obligations (Cost $13,412,188)		13,402,605

TOTAL INVESTMENTS — 112.1% (Cost $707,088,855)		673,008,544

	Number of Contracts
WRITTEN OPTIONS — 0.0%
Put Options — 0.0%
6-Month Euro-BOBL Futures, Strike Price $98.50 expires 09/11/09	(60)	(19,125)
90-Day Eurodollar Futures, Strike Price $98.63, Expires 12/14/09	(24)	(6,450)

		(25,575)

	Notional Amount
Put Swaptions — 0.0%
3-Month LIBOR, Strike Price $3.75, Expires 11/24/09	$(7,000,000)	(85,610)

Total Written Options (Premiums received $(107,107))		(111,185)

	Par
SECURITIES SOLD SHORT — (6.7)%
Federal National Mortgage Association
5.00%, 07/01/38 TBA	$(31,000,000)	(31,561,875)
4.50%, 08/13/39 TBA	(9,000,000)	(8,946,558)

Total Securities Sold Short (Cost $(40,047,031))		(40,508,433)

Liabilities in Excess of Other Assets — (5.4)%		(32,263,923)

NET ASSETS — 100.0%		$600,125,003

See Notes to Financial Statements.

Low-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

Swap agreements outstanding at June 30, 2009:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counter- party	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Buy Protection
American Electric Power, 6.25% due 06/01/15	(6.26)%	06/20/15	CITI	USD	$1,600,000	$(1,155)	$—	$(1,155)
Nabors Industries, 06.15% due 02/15/18	(0.63)%	03/20/18	CITI	USD	3,300,000	202,187	—	202,187
Morgan Stanley ABS Capital I, 7.02% due 12/27/33	(0.54)%	02/25/34	MSCS	USD	507,432	313,427	—	313,427
Long Beach Mortgage Trust, 6.72% due 02/25/34	(0.49)%	02/25/35	BAR	USD	514,123	319,708	—	319,708
Specialty Underwriting & Residential Finance, 6.62% due 02/25/35	(0.59)%	02/25/35	BAR	USD	458,106	258,817	—	258,817
Structured Asset Investment Loan Trust, 6.14% due 02/25/35	(0.61)%	12/27/33	BAR	USD	1,137,620	1,129,177	—	1,129,177

						$2,222,161	$—	$2,222,161

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counter- party	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Buy Protection
Dow Jones CDX HY-8 Index	(1.63)%	06/20/12	CITI	USD	$4,900,000	$1,193,783	$—	$1,193,783
Dow Jones CDX IG9 10Y Index	(0.80)%	12/20/17	GSC	USD	6,929,600	366,526	102,702	263,824
Dow Jones CDX IG9 10Y Index	(0.80)%	12/20/17	GSC	USD	5,270,400	278,766	75,845	202,921
Dow Jones CDX IG9 10Y Index	(0.80)%	12/20/17	BAR	USD	2,440,000	129,059	29,046	100,013
Dow Jones CDX IG9 10Y Index	(0.80)%	12/20/17	RBS	USD	2,049,600	108,409	26,395	82,014

						$2,076,543	$233,988	$1,842,555

Reference Obligation	Pay/Receive Floating Rate	Fixed Rate	Maturity Date	Counter- party	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps — Buy Protection
France CPI Ex Tobacco Index	Receive	2.09%	10/15/10	RBS	EUR	1,500,000	$72,464	$(183)	$72,647

							$72,464	$(183)	$72,647

Total Swap agreements outstanding at June 30, 2009							$4,371,168	$233,805	$4,137,363

See Notes to Financial Statements.

PORTFOLIO SUMMARY (based on net assets)
	%
Mortgage-Backed Securities	46.1
Futures Contracts	42.3
Corporate Bonds	17.7
Repurchase Agreements	13.4
Foreign Bonds	11.5
Asset-Backed Securities	10.7
Money Market Funds	6.0
Agency Obligations	2.5
Forward Foreign Currency Contracts	2.4
U.S. Treasury Obligations	2.2
Municipal Bonds	1.8
Swap Agreements	0.7
Preferred Stock	0.2
Purchased Options	—	**
Written Options	—	**
Securities Sold Short	(6.7)

	150.8

**	Rounds to less than 0.005%.

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Assets:
Level 1 — Quoted Prices
Futures Contracts	$—	$2,486,429
Money Market Funds	36,355,890	—
Preferred Stock	1,098,958	—
Purchased Options	34,500	—
Level 2 — Other Significant Observable Inputs
Agency Obligations	15,131,202	—
Asset-Backed Securities	64,160,120	—
Corporate Bonds	102,094,895	—
Foreign Bonds	69,049,380	—
Forward Foreign Currency Contracts	—	(127,701)
Mortgage-Backed Securities	276,676,772	—
Municipal Bonds	10,740,026	—
Repurchase Agreements	80,300,000	—
Swap Agreements	—	4,371,168
U.S. Treasury Obligations	13,402,605	—
Level 3 — Significant Unobservable Inputs
Corporate Bonds	3,964,196	—

Total Assets	$673,008,544	$6,729,896

Liabilities:
Level 1 — Quoted Prices
Written Options	$(25,575)	$—
Level 2 — Other Significant Observable Inputs
Securities Sold Short	(40,508,433)	—
Written Options	(85,610)	—
Level 3 — Significant Unobservable Inputs	—	—

Total Liabilities	$(40,619,618)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

Low-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments***
Balance, 12/31/08	$3,740,617	$—
Accrued discounts/premiums	90,509	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	133,070	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3		—

Balance, 06/30/09	$3,964,196	$—

See Notes to Financial Statements.

Medium-Duration Bond Fund SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 1.0%
Federal Farm Credit Bank
5.05%, 11/06/17	$400,000	$418,033
Federal Home Loan Bank
1.63%, 07/27/11	2,440,000	2,454,672
5.50%, 08/13/14	620,000	692,951
Federal Home Loan Mortgage Corporation
0.89%, 02/01/11†‡‡	1,409,000	1,407,009
0.93%, 05/04/11†	286,000	286,737
0.94%, 08/05/11†	6,000	6,002
5.30%, 12/01/15	1,300,000	1,442,366
Federal National Mortgage Association
5.25%, 08/01/12	500,000	519,918
Tennessee Valley Authority
5.38%, 04/01/46	1,800,000	1,766,320

Total Agency Obligations (Cost $8,876,949)		8,994,008

ASSET-BACKED SECURITIES — 4.2%
Access Group, Inc.
2.39%, 10/27/25†	1,838,642	1,853,868
Argent Securities, Inc.
0.36%, 10/25/36†	21,972	21,597
Asset-Backed Securities Corporation Home Equity
0.59%, 09/25/34†	168,112	108,113
Bayview Financial Acquisition Trust
0.99%, 02/28/44†	615,786	473,433
Bear Stearns Asset-Backed Securities, Inc.
6.00%, 10/25/36	3,580,384	1,987,927
6.50%, 10/25/36	3,367,640	1,816,745
CIT Mortgage Loan Trust
1.31%, 10/25/37 144A†	926,240	694,680
1.56%, 10/25/37 144A†	430,000	121,475
1.76%, 10/25/37 144A†	800,000	216,000
Countrywide Home Equity Loan Trust
0.61%, 02/15/34†	461,023	158,533
0.56%, 12/15/35†	1,183,037	413,943
0.46%, 07/15/36†	1,622,545	488,007
Daimler Chrysler Auto Trust
1.80%, 09/10/12†	4,300,000	4,281,807
EMC Mortgage Loan Trust
0.86%, 11/25/41 144A†	217,729	163,934
FBR Securitization Trust
0.57%, 10/25/35†	704,308	671,356
Ford Credit Auto Owner Trust
1.52%, 12/15/10†	901,047	902,568
1.22%, 01/15/11†	2,284,928	2,286,620
1.74%, 06/15/12†	2,600,000	2,608,332
Franklin Auto Trust
1.90%, 06/20/12†	700,000	701,236
GMAC Mortgage Corporation Loan Trust
7.00%, 09/25/37	515,640	197,182
GSAMP Trust
0.42%, 05/25/46 144A†	667,380	642,754
HFC Home Equity Loan Asset-Backed Certificates
1.52%, 11/20/36†	1,185,162	776,699
Lehman XS Trust
0.61%, 11/25/35 STEP†	2,288,890	966,035
0.58%, 12/25/35†	268,652	125,812
0.58%, 02/25/36†	1,308,549	582,499
Madison Avenue Manufactured Housing Contract
0.66%, 03/25/32†	580,985	542,022
Morgan Stanley Dean Witter Credit Corporation HELOC Trust
0.50%, 07/25/17 STEP	132,289	55,416
Nelnet Student Loan Trust
2.57%, 04/25/24†	780,000	768,518
Provident Bank Home Equity Loan Trust
0.85%, 08/25/31†	141,001	47,169
Residential Asset Mortgage Products, Inc.
0.79%, 03/25/34†	411,443	148,776
Residential Funding Securities LLC
0.76%, 06/25/33 144A†	389,907	258,009
Salomon Brothers Mortgage Securities VII
0.79%, 03/25/28 STEP	65,928	63,023
Securitized Asset-Backed Receivables LLC Trust
0.54%, 02/25/37†	3,322,928	1,315,085
SLM Student Loan Trust
2.59%, 04/25/23†	7,366,643	7,513,544
Structured Asset Securities Corporation
0.61%, 04/25/31 144A†	3,479,402	1,942,925

Total Asset-Backed Securities (Cost $49,414,460)		35,915,642

CORPORATE BONDS — 25.6%
Ace INA Holdings, Inc.
5.80%, 03/15/18	575,000	573,882
AES Corporation
8.75%, 05/15/13 144A	325,000	331,500
7.75%, 10/15/15	270,000	252,450
8.00%, 10/15/17	1,490,000	1,393,150
Allied Waste North America, Inc.
7.13%, 05/15/16Δ	125,000	125,794
Allstate Life Global Funding Trusts
5.38%, 04/30/13	400,000	413,950
American Achievement Corporation
8.25%, 04/01/12 144A	30,000	28,200
American Electric Power Co., Inc.
5.25%, 06/01/15	2,300,000	2,260,330
American Express Bank FSB
6.00%, 09/13/17	1,100,000	1,004,962
American Express Co.
7.00%, 03/19/18	500,000	486,296
6.80%, 09/01/66†	1,340,000	966,050
American Express Credit Corporation
5.88%, 05/02/13Δ	4,300,000	4,273,374
American General Finance Corporation
6.90%, 12/15/17Δ	780,000	422,912

See Notes to Financial Statements.

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
American International Group, Inc.
5.60%, 10/18/16	$600,000	$324,820
5.85%, 01/16/18	1,220,000	646,345
8.25%, 08/15/18 144A	3,200,000	1,885,696
6.25%, 03/15/37	680,000	178,500
AmerisourceBergen Corporation
5.88%, 09/15/15Δ	130,000	124,066
Anadarko Petroleum Corporation
6.45%, 09/15/36	110,000	99,178
ANZ Capital Trust II
5.36%, 12/29/49 144A‡‡	800,000	645,800
Apache Corporation
6.00%, 09/15/13Δ	680,000	740,583
ASIF Global Financing XIX
4.90%, 01/17/13 144A	100,000	85,139
Astoria Financial Corporation
5.75%, 10/15/12	450,000	406,531
AT&T, Inc.
5.10%, 09/15/14	550,000	571,982
5.50%, 02/01/18	4,350,000	4,350,983
6.40%, 05/15/38	1,400,000	1,374,919
6.55%, 02/15/39Δ	910,000	911,340
BAC Capital Trust XIV
5.63%, 12/31/49†	40,000	20,010
Baker Hughes, Inc.
7.50%, 11/15/18	870,000	1,020,588
Bank of America Corporation
1.40%, 10/14/16†Δ	1,700,000	1,288,467
5.75%, 12/01/17	3,130,000	2,791,522
5.65%, 05/01/18Δ	2,925,000	2,588,944
8.13%, 12/15/49†	20,000	16,729
Bear Stearns LLC
6.95%, 08/10/12	1,600,000	1,740,182
5.70%, 11/15/14	1,000,000	1,020,036
6.40%, 10/02/17	1,250,000	1,254,203
7.25%, 02/01/18Δ	4,360,000	4,602,734
BellSouth Capital Funding
7.88%, 02/15/30	460,000	509,536
BellSouth Corporation
4.75%, 11/15/12Δ	40,000	41,445
6.88%, 10/15/31	10,000	10,331
Boardwalk Pipelines LP
5.88%, 11/15/16	625,000	594,158
Boeing Co.
6.63%, 02/15/38	210,000	229,201
Capital One Bank USA NA
8.80%, 07/15/19Δ	600,000	613,990
Caterpillar Financial Services Corporation
6.20%, 09/30/13	980,000	1,038,546
CenterPoint Energy Resources Corporation
5.95%, 01/15/14	525,000	523,286
Chesapeake Energy Corporation
6.25%, 01/15/18Δ	140,000	116,900
7.25%, 12/15/18	205,000	179,375
Chicago Transit Authority
6.90%, 12/01/40	1,800,000	1,926,126
Chubb Corporation
6.50%, 05/15/38Δ	150,000	163,163
6.38%, 03/29/67†	375,000	300,432
CitiFinancial, Inc.
6.63%, 06/01/15	300,000	269,832
Citigroup, Inc.
2.13%, 04/30/12	500,000	502,537
6.50%, 08/19/13	850,000	826,403
5.00%, 09/15/14	920,000	772,098
5.50%, 02/15/17Δ	1,160,000	946,584
6.13%, 11/21/17	1,000,000	878,139
6.13%, 05/15/18	4,800,000	4,205,251
5.88%, 05/29/37	350,000	274,296
6.88%, 03/05/38	1,340,000	1,186,863
Comcast Cable Communications LLC
6.75%, 01/30/11	230,000	243,112
Comcast Cable Communications Holdings, Inc.
8.38%, 03/15/13	225,000	256,708
9.46%, 11/15/22	275,000	322,158
Comcast Corporation
6.50%, 01/15/17	60,000	63,747
5.70%, 05/15/18	1,890,000	1,903,432
Comcast Holdings Corporation
10.63%, 07/15/12	550,000	643,928
Commonwealth Edison Co.
5.40%, 12/15/11	650,000	680,261
5.90%, 03/15/36Δ	200,000	192,500
Community Health Systems, Inc.
8.88%, 07/15/15	280,000	275,800
Complete Production Services, Inc.
8.00%, 12/15/16	280,000	240,800
ConocoPhillips
8.75%, 05/25/10	230,000	245,554
ConocoPhillips Holding Co.
6.95%, 04/15/29	1,570,000	1,696,368
Countrywide Home Loans, Inc.
5.63%, 07/15/09	1,900,000	1,901,020
COX Communications, Inc.
4.63%, 01/15/10	800,000	803,896
8.38%, 03/01/39 144A	500,000	559,129
CSC Holdings, Inc.
7.63%, 04/01/11	590,000	587,050
6.75%, 04/15/12	60,000	58,200
CVS Pass-Through Trust
6.94%, 01/10/30 144A	971,630	881,456
Daimler Finance NA LLC
5.88%, 03/15/11	590,000	600,048
5.75%, 09/08/11	900,000	918,820
7.30%, 01/15/12	550,000	569,876
6.50%, 11/15/13	100,000	101,749
DaVita, Inc.
6.63%, 03/15/13	310,000	293,725
Dean Foods Co.
7.00%, 06/01/16Δ	375,000	344,063
Delta Air Lines, Inc.
6.82%, 08/10/22	453,780	372,100
DI Finance
9.50%, 02/15/13	90,000	86,850
DIRECTV Holdings LLC
8.38%, 03/15/13	155,000	156,163

See Notes to Financial Statements.

	Par	Value
DISH DBS Corporation
7.00%, 10/01/13Δ	$10,000	$9,550
6.63%, 10/01/14	30,000	27,750
7.75%, 05/31/15Δ	200,000	191,500
Dominion Resources, Inc.
5.13%, 12/15/09	230,000	232,940
1.66%, 06/17/10†	4,000,000	3,981,644
4.75%, 12/15/10	70,000	71,968
5.70%, 09/17/12	1,230,000	1,309,308
6.00%, 11/30/17	3,800,000	3,953,148
Dow Chemical Co.
7.60%, 05/15/14	550,000	567,071
Duke Energy Carolinas LLC
5.63%, 11/30/12	580,000	622,107
Dynegy Holdings, Inc.
7.75%, 06/01/19	395,000	309,581
Eastman Kodak Co.
7.25%, 11/15/13Δ	490,000	301,350
Edison Mission Energy
7.00%, 05/15/17Δ	240,000	185,400
7.20%, 05/15/19	320,000	240,000
7.63%, 05/15/27Δ	120,000	77,400
El Paso Corporation
7.00%, 06/15/17	710,000	650,185
7.80%, 08/01/31	750,000	615,532
7.75%, 01/15/32Δ	99,000	81,083
El Paso Natural Gas Co.
7.50%, 11/15/26	300,000	298,222
8.38%, 06/15/32	210,000	229,474
El Paso Performance-Linked Trust
7.75%, 07/15/11 144AΔ	1,460,000	1,440,125
Energy Future Holdings Corporation
5.55%, 11/15/14	120,000	76,370
6.50%, 11/15/24	370,000	187,250
6.55%, 11/15/34	1,620,000	786,930
Energy Transfer Partners LP
5.95%, 02/01/15Δ	975,000	983,485
6.70%, 07/01/18	1,180,000	1,208,341
Enterprise Products Operating LLC
4.95%, 06/01/10	650,000	659,742
8.38%, 08/01/66†	350,000	282,099
7.03%, 01/15/68†	350,000	258,502
EQT Corporation
8.13%, 06/01/19	85,000	91,137
Exelon Corporation
5.63%, 06/15/35	675,000	544,991
Express Scripts, Inc.
5.25%, 06/15/12	225,000	232,618
6.25%, 06/15/14	225,000	238,327
FirstEnergy Corporation
6.45%, 11/15/11	60,000	62,660
7.38%, 11/15/31	1,490,000	1,410,066
Florida Gas Transmission Co., LLC
7.90%, 05/15/19 144A	500,000	550,498
Ford Motor Credit Co., LLC
7.38%, 10/28/09	650,000	644,478
5.70%, 01/15/10Δ	125,000	120,659
7.88%, 06/15/10Δ	500,000	475,036
5.88%, 06/15/11†Δ	607,000	527,331
12.00%, 05/15/15	1,320,000	1,235,656
8.00%, 12/15/16	1,300,000	995,164
Forest City Enterprises, Inc.
7.63%, 06/01/15	20,000	12,700
6.50%, 02/01/17	70,000	38,850
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17	1,420,000	1,432,664
Freescale Semiconductor, Inc.
8.88%, 12/15/14Δ	75,000	38,250
Frontier Communications Corporation
9.25%, 05/15/11	415,000	434,713
7.88%, 01/15/27	50,000	40,250
General Electric Capital Corporation
5.45%, 01/15/13	150,000	154,070
General Electric Co.
5.00%, 02/01/13	920,000	958,056
General Motors Corporation
8.25%, 07/15/23#	210,000	26,775
8.38%, 07/05/33(E)#	170,000	28,499
Georgia-Pacific Corporation LLC
8.13%, 05/15/11Δ	4,000	4,020
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/18	1,470,000	1,559,751
GMAC, Inc.
7.75%, 01/19/10 144A	326,000	321,110
6.88%, 09/15/11 144A	1,101,000	974,385
7.50%, 12/31/13 144AΔ	177,000	138,945
6.75%, 12/01/14Δ	1,900,000	1,462,213
8.00%, 12/31/18 144A	65,000	41,925
8.00%, 11/01/31Δ	200,000	137,268
Goldman Sachs Capital II
5.79%, 12/29/49†	60,000	36,589
Goldman Sachs Group, Inc.
4.50%, 06/15/10Δ	930,000	953,202
5.75%, 10/01/16	1,900,000	1,863,100
6.25%, 09/01/17	1,700,000	1,684,678
5.95%, 01/18/18	2,300,000	2,234,574
GrafTech Finance, Inc.
10.25%, 02/15/12	37,000	35,150
HCA, Inc.
6.30%, 10/01/12	32,000	29,520
9.13%, 11/15/14	60,000	59,550
6.50%, 02/15/16Δ	686,000	557,375
9.25%, 11/15/16	480,000	474,000
9.63%, 11/15/16 PIK	489,000	485,333
7.69%, 06/15/25	250,000	154,777
Hertz Corporation
8.88%, 01/01/14Δ	115,000	106,375
Hess Corporation
8.13%, 02/15/19	410,000	467,565
7.88%, 10/01/29Δ	260,000	282,746
7.30%, 08/15/31	1,060,000	1,097,211
Host Hotels & Resorts LP
6.75%, 06/01/16Δ	30,000	26,175
HSBC Finance Corporation
8.00%, 07/15/10	440,000	456,911
7.00%, 05/15/12	390,000	402,336
6.38%, 11/27/12	70,000	71,254
Humana, Inc.
7.20%, 06/15/18	240,000	216,616

See Notes to Financial Statements.

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
ILFC E-Capital Trust II
6.25%, 12/21/65 144A†	$280,000	$107,800
International Business Machines Corporation
1.65%, 07/28/11†	3,700,000	3,724,668
International Lease Finance Corporation
4.95%, 02/01/11	300,000	255,277
JC Penney Co., Inc.
7.40%, 04/01/37	50,000	39,559
JPMorgan Chase & Co.
5.75%, 01/02/13	320,000	330,268
5.15%, 10/01/15	1,890,000	1,865,464
JPMorgan Chase Bank NA
6.00%, 10/01/17	800,000	779,915
Kerr-McGee Corporation
6.95%, 07/01/24	450,000	418,482
7.88%, 09/15/31	1,830,000	1,790,316
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	110,000	115,335
7.13%, 03/15/12	500,000	534,978
5.85%, 09/15/12	40,000	41,731
5.00%, 12/15/13	200,000	196,987
6.00%, 02/01/17	510,000	506,713
5.95%, 02/15/18	830,000	813,820
6.95%, 01/15/38	60,000	58,298
Kraft Foods, Inc.
6.50%, 08/11/17	300,000	316,466
Kroger Co.
6.15%, 01/15/20	500,000	511,852
L-3 Communications Corporation
7.63%, 06/15/12	250,000	251,250
6.38%, 10/15/15	120,000	109,500
Lamar Media Corporation
6.63%, 08/15/15	20,000	17,000
Land O’ Lakes, Inc.
9.00%, 12/15/10	125,000	126,875
Lehman Brothers Holdings Capital Trust VII
5.86%, 11/29/49#	2,330,000	233
Lehman Brothers Holdings, Inc.
6.63%, 01/18/12#	200,000	30,500
5.25%, 02/06/12#	390,000	59,475
5.63%, 01/24/13#	2,300,000	359,375
6.20%, 09/26/14#	300,000	45,750
6.50%, 07/19/17#	150,000	15
6.75%, 12/28/17#	3,340,000	334
Liberty Media Corporation
5.70%, 05/15/13	25,000	21,750
3.75%, 02/15/30 CONV	40,000	14,600
Merrill Lynch & Co., Inc.
1.24%, 02/05/10†	600,000	593,042
5.45%, 02/05/13	2,645,000	2,576,428
5.70%, 05/02/17	400,000	343,617
6.40%, 08/28/17Δ	775,000	687,123
6.88%, 04/25/18	525,000	486,695
MetLife Capital Trust IV
7.88%, 12/15/37 144A	300,000	243,594
MetLife Capital Trust X
9.25%, 04/08/38 144A†	300,000	267,614
MetLife, Inc.
6.40%, 12/15/36	150,000	107,531
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	750,000	743,774
5.95%, 05/15/37	150,000	145,273
Morgan Stanley
6.75%, 04/15/11	700,000	733,605
5.63%, 01/09/12	410,000	419,840
5.75%, 08/31/12Δ	3,325,000	3,437,914
1.60%, 03/01/13(E)†	500,000	623,785
1.56%, 10/18/16†	340,000	275,473
5.95%, 12/28/17	450,000	432,507
6.63%, 04/01/18	1,775,000	1,772,409
Nevada Power Co.
5.88%, 01/15/15	350,000	358,969
6.65%, 04/01/36Δ	300,000	306,092
New Cingular Wireless Services, Inc.
8.13%, 05/01/12	135,000	151,240
Nextel Communications, Inc.
5.95%, 03/15/14	44,000	34,870
7.38%, 08/01/15	130,000	104,325
Nisource Finance Corporation
10.75%, 03/15/16	200,000	222,108
Nortek, Inc.
8.50%, 09/01/14	62,000	17,980
NRG Energy, Inc.
7.25%, 02/01/14Δ	285,000	277,163
7.38%, 02/01/16	80,000	75,900
7.38%, 01/15/17	35,000	33,075
Occidental Petroleum Corporation
7.00%, 11/01/13	1,120,000	1,283,473
Omnicom Group, Inc.
5.90%, 04/15/16	700,000	702,141
ONEOK Partners LP
6.65%, 10/01/36	375,000	346,789
6.85%, 10/15/37	325,000	309,863
Overseas Private Investment Corporation
25.44%, 07/12/10Ω	2,437,222	2,495,565
8.30%, 07/12/12Ω	3,000,000	3,236,931
Oxford Industries, Inc.
8.88%, 06/01/11	95,000	95,475
Pacific Energy Partners LP
7.13%, 06/15/14	60,000	61,477
Pacific Gas & Electric Co.
8.25%, 10/15/18	40,000	48,896
6.05%, 03/01/34	580,000	603,666
5.80%, 03/01/37	250,000	252,114
6.25%, 03/01/39Δ	325,000	348,551
Patrons’ Legacy
5.65%, 04/17/18 144A	1,290,357	920,967
Peabody Energy Corporation
6.88%, 03/15/13	145,000	144,275
7.88%, 11/01/26	1,500,000	1,301,250
Pemex Project Funding Master Trust
9.13%, 10/13/10	235,000	254,106
6.63%, 06/15/35	159,000	144,003
PepsiCo, Inc.
7.90%, 11/01/18	650,000	792,151
Phoenix Life Insurance Co.
7.15%, 12/15/34 144A	425,000	117,822

See Notes to Financial Statements.

	Par	Value
Pricoa Global Funding I
1.14%, 01/30/12 144A†	$2,300,000	$2,159,415
0.80%, 09/27/13 144A†	1,700,000	1,312,657
Pride International, Inc.
7.38%, 07/15/14	130,000	129,675
Private Export Funding Corporation
5.45%, 09/15/17	3,200,000	3,438,614
Progress Energy, Inc.
5.63%, 01/15/16	150,000	153,105
7.75%, 03/01/31	350,000	412,355
PVNGS II Funding Corporation, Inc.
8.00%, 12/30/15Δ	1,229,000	1,200,154
Qwest Capital Funding, Inc.
7.25%, 02/15/11Δ	200,000	195,000
Qwest Corporation
8.88%, 03/15/12	200,000	202,500
Reed Elsevier Capital, Inc.
8.63%, 01/15/19	860,000	978,739
Reinsurance Group of America, Inc.
6.75%, 12/15/65†	250,000	141,490
Roche Holdings, Inc.
6.00%, 03/01/19 144A	905,000	966,762
Service Corporation International
7.63%, 10/01/18	90,000	83,925
7.50%, 04/01/27	200,000	158,000
Simon Property Group LP REIT
6.13%, 05/30/18Δ	1,000,000	931,717
SLM Corporation
5.45%, 04/25/11	350,000	322,133
5.00%, 10/01/13	350,000	283,357
Sonat, Inc.
7.63%, 07/15/11	460,000	453,023
Southern Natural Gas Co.
8.00%, 03/01/32	400,000	425,246
Sovereign Bank
2.74%, 08/01/13†	250,000	188,814
Sprint Capital Corporation
8.38%, 03/15/12Δ	340,000	336,600
6.90%, 05/01/19	30,000	24,975
8.75%, 03/15/32	170,000	137,700
Steel Dynamics, Inc.
7.38%, 11/01/12	65,000	61,913
6.75%, 04/01/15	225,000	201,375
Suburban Propane Partners LP
6.88%, 12/15/13	195,000	180,375
SunTrust Preferred Capital I
5.85%, 12/31/49†	357,000	242,884
Tenet Healthcare Corporation
9.25%, 02/01/15Δ	1,382,000	1,271,440
Tennessee Gas Pipeline Co.
7.00%, 10/15/28Δ	175,000	167,635
7.63%, 04/01/37	50,000	50,890
TEPPCO Partners LP
6.65%, 04/15/18	650,000	660,916
Terex Corporation
7.38%, 01/15/14Δ	90,000	82,800
Time Warner Cable, Inc.
5.40%, 07/02/12	500,000	517,155
8.75%, 02/14/19	650,000	758,484
8.25%, 04/01/19	310,000	352,335
6.55%, 05/01/37	325,000	312,599
6.75%, 06/15/39	290,000	283,144
Time Warner, Inc.
1.15%, 11/13/09†	7,600,000	7,582,550
6.88%, 05/01/12	60,000	64,226
7.70%, 05/01/32	220,000	216,759
Time Warner Entertainment Co. LP
8.38%, 07/15/33	590,000	662,216
Travelers Cos., Inc.
6.25%, 03/15/37†Δ	400,000	322,849
Unilever Capital Corporation
7.13%, 11/01/10	285,000	304,395
Union Pacific Corporation
6.65%, 01/15/11	260,000	272,956
United Air Lines, Inc.
9.21%, 01/21/17#@	81,116	625
9.56%, 10/19/18#@	174,416	52,325
United Parcel Service, Inc.
4.50%, 01/15/13Δ	1,290,000	1,353,954
UnitedHealth Group, Inc.
4.88%, 02/15/13Δ	370,000	374,299
4.88%, 04/01/13Δ	410,000	412,185
Valero Energy Corporation
6.63%, 06/15/37	575,000	491,959
Ventas Realty LP
9.00%, 05/01/12	40,000	41,400
6.50%, 06/01/16	70,000	63,000
Verizon Communications, Inc.
5.55%, 02/15/16Δ	2,100,000	2,176,627
6.10%, 04/15/18	290,000	297,973
5.85%, 09/15/35	600,000	559,856
6.40%, 02/15/38	1,145,000	1,124,569
8.95%, 03/01/39	860,000	1,089,311
Verizon Global Funding Corporation
7.38%, 09/01/12	290,000	324,658
4.38%, 06/01/13	140,000	142,977
Verizon Wireless Capital
8.50%, 11/15/18 144A@	325,000	389,057
Wachovia Bank NA
7.80%, 08/18/10	250,000	260,250
6.60%, 01/15/38	900,000	880,105
Wachovia Capital Trust III
5.80%, 08/29/49†	580,000	348,118
Wachovia Corporation
5.25%, 08/01/14Δ	1,850,000	1,812,345
5.63%, 10/15/16	520,000	497,488
5.75%, 02/01/18Δ	600,000	590,246
Waste Management, Inc.
7.75%, 05/15/32	980,000	1,041,578
WEA Finance LLC
7.13%, 04/15/18 144AΔ	500,000	464,800
WellPoint, Inc.
5.88%, 06/15/17	720,000	705,769
Wells Fargo & Co.
4.38%, 01/31/13	600,000	605,662
7.98%, 03/15/49†Δ	6,100,000	5,070,430
Wells Fargo Capital X
5.95%, 12/15/36	200,000	148,420
Wells Fargo Capital XIII
7.70%, 12/29/49†	575,000	477,615
Wells Fargo Capital XV
9.75%, 09/26/44†	990,000	958,634

See Notes to Financial Statements.

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Westlake Chemical Corporation
6.63%, 01/15/16	$85,000	$74,800
Weyerhaeuser Co.
6.75%, 03/15/12	735,000	735,711
Whirlpool Corporation
8.00%, 05/01/12	125,000	129,453
8.60%, 05/01/14	150,000	156,904
Williams Cos., Inc.
7.50%, 01/15/31	20,000	17,644
7.75%, 06/15/31	200,000	180,446
8.75%, 03/15/32	983,000	990,347
Windstream Corporation
8.63%, 08/01/16	630,000	606,375
Xerox Corporation
6.75%, 02/01/17	70,000	63,792
XTO Energy, Inc.
7.50%, 04/15/12	43,000	47,663
5.50%, 06/15/18	1,120,000	1,124,273
6.50%, 12/15/18Δ	875,000	940,403
6.75%, 08/01/37	30,000	31,419
ZFS Finance USA Trust I
6.15%, 12/15/65 144A†Δ	525,000	409,500

Total Corporate Bonds (Cost $237,186,374)		218,642,175

FOREIGN BONDS — 10.5%
Australia — 0.0%
QBE Insurance Group, Ltd.
5.65%, 07/01/23 144A†@	525,000	372,818

Bermuda — 0.3%
Arch Capital Group, Ltd.
7.35%, 05/01/34Δ	400,000	317,248
Aspen Insurance Holdings, Ltd.
6.00%, 08/15/14Δ	325,000	302,024
Catlin Insurance Co., Ltd.
7.25%, 12/31/49 144A†@	375,000	210,256
Endurance Specialty Holdings, Ltd.
6.15%, 10/15/15Δ	425,000	354,875
Merna Reinsurance, Ltd.
2.35%, 07/07/10 144A†	950,000	884,830
Qtel International Finance, Ltd.
6.50%, 06/10/14 144A	260,000	264,818

		2,334,051

Canada — 0.8%
Anadarko Finance Co.
7.50%, 05/01/31	460,000	450,037
Canadian Government Inflationary Index
4.00%, 12/01/31(C)	230,000	341,061
Canadian Natural Resources, Ltd.
5.85%, 02/01/35	50,000	47,230
6.50%, 02/15/37	325,000	325,469
6.25%, 03/15/38	150,000	150,222
Conoco Funding Co.
7.25%, 10/15/31	315,000	346,310
Export Development Canada
3.13%, 04/24/14	800,000	805,380
Hydro Quebec
6.30%, 05/11/11	305,000	330,714
OPTI Canada, Inc.
8.25%, 12/15/14	125,000	83,125
Province of Ontario
4.10%, 06/16/14	1,300,000	1,327,227
6.50%, 03/08/29(C)	1,500,000	1,537,373
Rogers Cable, Inc.
6.75%, 03/15/15	10,000	10,605
Rogers Communications, Inc.
6.80%, 08/15/18Δ	300,000	322,157
Rogers Wireless, Inc.
6.38%, 03/01/14Δ	340,000	364,804
Sun Media Corporation
7.63%, 02/15/13	90,000	59,625
TransCanada Pipelines, Ltd.
7.63%, 01/15/39	275,000	321,985

		6,823,324

Cayman Islands — 0.5%
MUFG Capital Finance 1, Ltd.
6.35%, 07/25/25†Δ	450,000	393,705
Petrobras International Finance Co.
6.13%, 10/06/16	501,000	516,030
Petroleum Export, Ltd.
4.62%, 06/15/10 144A	200,000	196,239
4.63%, 06/15/10 144A	266,667	261,662
Resona Preferred Global Securities Cayman, Ltd.
7.19%, 07/30/49 144A†Δ	690,000	504,250
Shinsei Finance Cayman, Ltd.
6.42%, 07/20/49 144A†	1,130,000	452,462
Systems 2001 Asset Trust LLC
6.66%, 09/15/13 144A	601,037	602,363
Transocean, Inc.
7.50%, 04/15/31Δ	500,000	555,556
Vale Overseas, Ltd.
6.88%, 11/21/36	601,000	572,155
Willow Re, Ltd.
0.00%, 06/16/10 144A#	300,000	119,967

		4,174,389

Chile — 0.0%
Codelco, Inc.
4.75%, 10/15/14 144A	210,000	216,826

France — 0.9%
AXA SA
6.46%, 12/14/18 144A†	150,000	94,645
Compagnie Generale de Geophysique - Veritas
7.50%, 05/15/15	200,000	184,500
7.75%, 05/15/17	155,000	141,825
EDF SA
6.95%, 01/26/39 144A	4,500,000	5,069,070
French Government Bond
5.75%, 10/25/32(E)	500,000	839,675
Legrand SA
8.50%, 02/15/25	250,000	215,755
Societe Financement de l’Economie Francaise
3.38%, 05/05/14 144A	1,300,000	1,304,685

		7,850,155

Germany — 0.7%
Deutsche Bank AG
6.00%, 09/01/17	3,100,000	3,167,416

See Notes to Financial Statements.

	Par	Value
Deutsche Bundesrepublik
3.75%, 01/04/15(E)	$1,450,000	$2,141,652
6.25%, 01/04/30(E)	300,000	527,162

		5,836,230

Iceland — 0.1%
Glitnir Banki HF
6.33%, 07/28/11 144A#@	600,000	100,500
6.38%, 09/25/12 144A#@	580,000	97,150
6.69%, 06/15/16 144A#@Δ	1,000,000	600
7.45%, 09/14/16 144A#@	100,000	60
Kaupthing Bank HF
5.75%, 10/04/11 144A#@	250,000	33,750
7.63%, 02/28/15 144A#@	2,490,000	192,975
7.13%, 05/19/16 144A#@	350,000	875
Landsbanki Islands HF
6.10%, 08/25/11 144A#@	1,500,000	52,500

		478,410

India — 0.1%
ICICI Bank, Ltd.
6.38%, 04/30/22†Δ	430,000	336,345
6.38%, 04/30/22 144A†	618,000	483,335

		819,680

Ireland — 0.2%
DEPFA ACS Bank
5.13%, 03/16/37 144A@	800,000	507,565
Vimpel Communications
8.38%, 04/30/13 144A	850,000	775,625
VIP Finance Ireland Ltd. for OJSC Vimpel Communications
9.13%, 04/30/18	320,000	278,800

		1,561,990

Italy — 0.1%
Telecom Italia Capital SA
6.20%, 07/18/11	150,000	155,354
5.25%, 11/15/13	165,000	161,952
4.95%, 09/30/14	260,000	249,185
5.25%, 10/01/15	130,000	125,658

		692,149

Japan — 0.1%
Aiful Corporation
5.00%, 08/10/10 144A	600,000	366,081
Resona Bank, Ltd.
4.13%, 06/27/38 144A(E)†@	325,000	328,269
5.85%, 07/15/49 144A†@	475,000	359,094

		1,053,444

Jersey — 0.1%
HSBC Capital Funding LP
4.61%, 12/29/49 144A†	960,000	677,462
Swiss Re Capital I LP
6.85%, 05/29/49 144A†	650,000	358,174

		1,035,636

Luxembourg — 1.0%
ArcelorMittal
6.13%, 06/01/18	800,000	701,151
Enel Finance International SA
5.70%, 01/15/13 144A	700,000	732,125
Evraz Group SA
8.88%, 04/24/13 144A	680,000	561,000
FMC Finance III SA
6.88%, 07/15/17	250,000	233,750
Gaz Capital for Gazprom
6.21%, 11/22/16 144A	540,000	453,600
6.51%, 03/07/22 144A	440,000	331,100
Hellas Telecommunications SA
4.94%, 10/15/12(E)†	375,000	364,305
RSHB Capital SA for OJSC Russian Agricultural Bank
6.30%, 05/15/17 144A	1,240,000	1,072,600
TNK-BP Finance SA
7.50%, 07/18/16 144A	780,000	668,850
6.63%, 03/20/17 144A	260,000	206,700
7.88%, 03/13/18 144A	340,000	282,200
Tyco International Group SA
6.00%, 11/15/13	2,920,000	2,971,932

		8,579,313

Marshall Islands — 0.0%
Teekay Shipping Corporation
8.88%, 07/15/11	176,000	175,560

Mexico — 0.3%
America Movil Sab de CV
5.63%, 11/15/17	270,000	265,250
Kansas City Southern de Mexico SA de CV
9.38%, 05/01/12Δ	120,000	114,600
Petroleos Mexicanos
8.00%, 05/03/19 144A	720,000	784,800
United Mexican States
6.75%, 09/27/34	1,031,000	1,044,918

		2,209,568

Netherlands — 0.7%
Deutsche Telekom International Finance BV
5.75%, 03/23/16	510,000	522,893
Fortis Bank Nederland Holding NV
1.74%, 06/10/11(E)†	700,000	987,638
ING Bank NV
3.90%, 03/19/14 144A	500,000	509,562
Intergas Finance BV
6.38%, 05/14/17 144A	612,000	468,180
Koninklijke KPN NV
8.00%, 10/01/10	780,000	818,678
LeasePlan Corporation NV
3.00%, 05/07/12 144A@	2,200,000	2,228,065
Rabobank Nederland NV
11.00%, 06/30/19 144A†	612,000	684,013

		6,219,029

Norway — 0.0%
StatoilHydro ASA
5.25%, 04/15/19	350,000	360,879

Peru — 0.1%
Republic of Peru
7.13%, 03/30/19	380,000	407,550

South Korea — 0.0%
Export-Import Bank of Korea
5.25%, 02/10/14 144A	235,000	228,843

See Notes to Financial Statements.

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Spain — 0.1%
Telefonica Emisiones SAU
6.42%, 06/20/16	$900,000	$963,643

Supranational — 1.2%
Asian Development Bank
2.75%, 05/21/14	2,000,000	1,967,169
European Investment Bank
3.00%, 04/08/14	2,000,000	1,992,652
3.13%, 06/04/14	2,300,000	2,307,459
Inter-American Development Bank
3.00%, 04/22/14	1,900,000	1,877,347
International Finance Corporation
3.00%, 04/22/14	1,900,000	1,860,554

		10,005,181

Sweden — 0.2%
Swedbank AB
2.80%, 02/10/12 144AΔ	2,000,000	2,025,172

Switzerland — 0.8%
Credit Suisse Group
5.00%, 05/15/13	2,900,000	2,967,323
UBS AG
1.53%, 06/19/10†	3,700,000	3,646,365

		6,613,688

United Kingdom — 2.2%
BP Capital Markets PLC
5.25%, 11/07/13Δ	1,240,000	1,332,199
HSBC Holdings PLC
6.80%, 06/01/38	425,000	428,460
Inmarsat Finance PLC
10.38%, 11/15/12 STEPΩ	375,000	390,000
Lloyds TSB Bank PLC
1.42%, 06/09/11(E)†	500,000	700,055
2.80%, 04/02/12 144A	5,600,000	5,661,320
Royal Bank of Scotland PLC
9.12%, 03/31/10	550,000	448,319
2.63%, 05/11/12 144A	6,100,000	6,124,031
7.64%, 03/31/45†	300,000	121,633
United Kingdom Gilt
4.00%, 03/07/22(U)Δ	1,900,000	3,135,846

		18,341,863

Total Foreign Bonds (Cost $98,044,764)		89,379,391

LOAN AGREEMENTS — 1.1%
Chrysler Finance Co. Bridge Loan
4.46%, 08/03/14@	6,652,572	6,175,802
Ford Motor Co. Tranche B
3.35%, 11/29/13†@	52,892	38,136
Georgia Pacific Corporation
2.43%, 12/20/12@	224,785	212,141
3.29%, 12/20/12†@	3,238,095	3,055,952

Total Loan Agreements (Cost $9,914,869)		9,482,031

MORTGAGE-BACKED SECURITIES — 53.1%
ABN AMRO Mortgage Corporation
0.01%, 06/25/33 IOΩ	275,952	34,355
American Home Mortgage Assets
2.26%, 11/25/46†	1,665,061	556,526
2.04%, 02/25/47†	2,461,473	809,839
Bank of America Commercial Mortgage, Inc.
5.12%, 10/10/45†	3,000,000	2,561,510
Bank of America Funding Corporation
0.40%, 07/20/36†	1,679,199	1,435,344
Bank of America Mortgage Securities, Inc.
4.19%, 07/25/34†	519,640	416,372
Bear Stearns Adjustable Rate Mortgage Trust
5.61%, 02/25/33†	214,747	199,503
4.25%, 04/25/34†	292,709	250,873
5.29%, 05/25/34†	1,154,413	910,616
2.94%, 03/25/35†	1,911,116	1,651,661
5.08%, 06/25/35†	941,970	596,931
Bear Stearns Alt-A Trust
0.95%, 02/25/34†	122,859	72,120
5.36%, 05/25/35†	674,243	451,401
5.49%, 09/25/35†	985,745	533,911
Bear Stearns Structured Products, Inc.
5.65%, 01/26/36†	1,696,506	936,565
Chase Mortgage Finance Corporation
4.55%, 02/25/37†	408,839	344,257
4.68%, 02/25/37†	977,722	838,429
Citigroup Commercial Mortgage Trust
0.39%, 08/15/21 144A†	4,962	4,194
Citigroup Mortgage Loan Trust, Inc.
4.90%, 12/25/35†	2,326,366	1,705,904
Commerical Mortgage Asset Trust
7.55%, 11/17/32†	164,288	166,208
Countrywide Alternative Loan Trust
5.50%, 10/25/33	178,871	148,854
0.66%, 09/25/35†	2,314,911	1,053,104
2.84%, 09/25/35†	326,044	153,024
0.64%, 10/25/35†	1,483,382	637,763
0.62%, 11/20/35†	745,257	331,754
0.64%, 11/20/35†	1,764,897	777,189
0.65%, 11/20/35†	2,712,045	1,224,883
0.61%, 12/25/35†	1,575,363	696,007
0.58%, 01/25/36†	792,623	346,227
0.58%, 02/25/36†	1,687,921	754,040
6.00%, 08/25/37	1,493,443	933,168
0.52%, 06/25/46†	1,271,079	485,536
0.50%, 09/25/46†	1,667,081	635,622
2.72%, 11/25/47†	2,850,963	914,575
Countrywide Home Loan Mortgage Pass-Through Trust
5.08%, 02/19/34	1,713,311	1,412,799
4.52%, 11/20/34	329,658	215,389
0.73%, 11/25/34 144A†	36,530	25,229
0.67%, 03/25/35 144A†	127,939	90,269
4.89%, 08/20/35	1,402,469	768,595
0.55%, 03/25/36†	564,834	231,333

See Notes to Financial Statements.

	Par	Value
Credit Suisse Mortgage Capital Certificates
5.66%, 03/15/39 STRIP†	$550,000	$393,023
5.38%, 02/15/40	2,200,000	1,480,140
CS First Boston Mortgage Securities Corporation
0.01%, 07/25/33 IOΩ†@	209,707	—
16.70%, 07/25/33 IOΩ†@	490,500	43,924
0.01%, 08/25/33 IOΩ†@	295,959	—
6.53%, 06/15/34	1,500,000	1,538,168
Federal Home Loan Mortgage Corporation
7.00%, 11/01/14	33,059	35,185
7.00%, 04/01/15	40,799	43,423
7.00%, 12/01/15	25,954	27,478
8.50%, 06/01/16	12,862	13,872
4.50%, 05/01/18	148,529	154,064
4.50%, 06/01/18	32,047	33,237
8.50%, 06/01/18	6,238	6,728
4.50%, 09/01/18	129,850	134,673
4.50%, 10/01/18	102,922	106,371
4.50%, 11/01/18	105,074	107,906
4.50%, 12/01/18	324,206	336,249
5.00%, 12/01/18	595,949	619,084
4.50%, 01/01/19	39,556	41,025
4.50%, 03/01/19	75,909	78,285
4.50%, 06/01/19	1,408,192	1,460,500
5.00%, 06/01/20	494,406	515,851
5.00%, 07/01/20	494,815	514,886
3.82%, 04/15/22 POΩ†@	25,407	22,932
8.00%, 08/01/24	4,601	5,085
7.50%, 11/01/29	15,487	16,778
7.50%, 12/01/29	25,612	27,748
7.50%, 02/01/31	33,262	36,012
5.13%, 07/01/31†	53,926	54,622
5.11%, 08/01/31†	3,804	3,861
7.50%, 11/01/31	10,330	11,173
3.98%, 04/01/32†	7,580	7,763
2.98%, 03/01/34†	9,432	9,578
5.00%, 12/01/34	120,573	123,244
5.50%, 05/01/35	2,040,665	2,113,663
0.01%, 08/15/35Ω†	72,571	74,548
5.00%, 11/01/35	1,659,354	1,694,291
5.50%, 11/01/35	644,802	667,867
5.00%, 12/01/35	388,390	396,568
5.50%, 01/01/36	358,909	371,748
6.00%, 02/01/36	1,681,255	1,757,995
5.00%, 03/01/36	101,202	103,332
6.00%, 11/01/36	23,237	24,298
6.06%, 01/01/37†	2,232,186	2,350,346
5.68%, 04/01/37†	3,382,837	3,504,027
6.00%, 04/01/37	11,825	12,365
0.01%, 04/15/37Ω†	48,885	46,801
0.20%, 06/15/37Ω†	134,647	118,776
0.82%, 06/15/37†	2,346,113	2,313,776
5.50%, 07/01/37	567,247	586,386
6.00%, 07/01/37	3,399	3,552
5.64%, 09/01/37†	4,213,504	4,408,901
6.00%, 09/01/37	155,610	162,592
6.00%, 11/01/37	111,333	116,328
5.50%, 12/01/37	133,415	137,916
5.50%, 04/01/38	248,478	256,861
6.00%, 04/01/38	24,887	26,004
6.00%, 05/01/38	893,301	933,327
5.00%, 07/01/38 TBA	200,000	203,375
5.50%, 07/01/38	120,036	124,080
6.00%, 07/01/38	54,776	57,230
5.00%, 08/01/38	361,982	369,604
6.00%, 12/01/38	161,412	168,645
5.50%, 01/01/39	294,609	304,503
6.00%, 01/01/39	76,788	80,227
6.00%, 02/01/39	26,073	27,241
5.00%, 06/01/39	1,000,000	1,018,398
5.50%, 07/01/39 TBA	44,000,000	45,416,272
Federal Housing Administration
7.43%, 10/01/18	181,254	190,969
Federal National Mortgage Association
4.00%, 06/01/13	49,936	50,813
4.00%, 07/01/13	67,491	68,926
4.00%, 08/01/13	95,688	97,368
4.00%, 09/01/13	185,161	188,407
4.00%, 10/01/13	386,876	393,642
8.00%, 06/01/15	26,829	28,594
8.00%, 06/15/15	10,797	11,507
8.00%, 07/01/15	21,710	23,138
8.00%, 09/01/15	41,203	43,289
6.00%, 05/01/16	122,573	130,686
6.00%, 07/01/16	8,004	8,534
5.00%, 11/01/17	162,592	170,305
5.00%, 12/01/17	850,558	889,907
5.00%, 01/01/18	2,071,710	2,169,852
5.00%, 02/01/18	417,873	437,641
5.50%, 02/01/18	145,772	152,732
5.00%, 04/01/18	707,493	740,833
5.00%, 05/01/18	985,296	1,030,775
4.50%, 06/01/18	1,044,923	1,084,064
5.00%, 06/01/18	122,391	128,159
4.00%, 09/01/18	3,103,745	3,173,902
4.50%, 09/01/18	99,963	103,707
4.50%, 10/01/18	206,145	213,867
4.50%, 11/01/18	47,225	48,994
5.00%, 11/01/18	198,673	208,097
4.50%, 12/01/18	77,279	80,174
4.50%, 01/01/19	54,850	56,905
5.00%, 02/01/19	135,033	140,974
4.50%, 03/01/19	75,988	78,834
5.00%, 03/01/19	1,024,036	1,069,093
5.00%, 04/01/19	1,387,584	1,450,544
4.50%, 05/01/19	299,263	310,005
4.50%, 06/01/19	147,570	152,868
4.50%, 07/01/19	47,742	49,455
5.00%, 07/01/19 TBA	4,500,000	4,656,096
4.50%, 08/01/19	147,173	152,456
5.00%, 08/01/19	511,019	533,504
6.00%, 09/01/19	683,408	728,641
5.00%, 10/01/19	223,227	233,049
5.00%, 11/01/19	925,339	966,054
4.50%, 04/01/20	469,568	487,157
4.50%, 08/01/20	281,198	289,974
4.50%, 09/01/20	201,173	207,452
6.00%, 12/01/20	1,282,713	1,367,613
4.50%, 03/01/21	333,904	341,299
4.50%, 08/01/21	30,575	31,252
16.67%, 08/25/21 IOΩ†@	193	3,779
13.00%, 10/25/21 IOΩ†@	363	8,539
21.11%, 01/25/22†	28,748	29,700

See Notes to Financial Statements.

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
4.50%, 04/01/22	$251,689	$257,210
9.50%, 05/01/22	4,476	4,915
4.50%, 06/01/22	1,223,482	1,250,317
3.71%, 07/01/22†	23,525	23,700
6.00%, 01/01/23	124,646	131,761
4.50%, 04/01/23	1,567,450	1,601,830
4.50%, 06/01/23	1,785,407	1,824,567
5.50%, 07/01/23 TBA	3,600,000	3,766,500
4.50%, 12/01/23	207,831	212,390
5.00%, 12/01/23	861,326	892,581
5.50%, 01/01/24	803,116	841,591
4.00%, 07/01/24 TBA	1,000,000	1,000,000
9.50%, 07/01/24	7,938	8,700
5.50%, 08/01/24 TBA	1,000,000	1,043,125
2.88%, 07/01/27†	26,860	26,726
4.03%, 08/01/27†	75,301	76,047
2.88%, 11/01/27†	64,802	64,480
5.50%, 04/01/29	545	568
7.39%, 02/01/30†	167,923	169,490
0.91%, 05/25/30†	1,663,558	1,637,870
5.34%, 06/01/30†	30,469	30,524
8.00%, 10/01/30	55,072	60,091
0.77%, 10/18/30†	57,566	56,963
5.11%, 12/01/30†	7,872	8,044
2.88%, 01/01/31†	8,868	8,821
3.07%, 05/01/31†	18,448	18,671
3.00%, 06/01/31†	7,351	7,470
6.00%, 01/01/32	97,713	103,043
6.00%, 03/01/32	244,711	258,107
6.00%, 04/01/32	571,810	602,913
2.88%, 06/01/32†	10,071	10,018
3.71%, 08/01/32†	37,920	37,789
3.59%, 02/01/33†	4,223	4,272
5.50%, 03/01/33	99,548	103,295
3.71%, 05/01/33†	85,166	84,893
5.00%, 05/01/33	597,420	611,212
5.50%, 05/01/33	159,510	165,516
6.00%, 05/01/33	20,046	21,136
5.00%, 06/01/33	19,496	19,946
5.50%, 06/01/33	26,999	28,016
5.00%, 07/01/33	32,398	33,146
5.50%, 07/01/33	319,687	331,723
0.01%, 07/25/33 IOΩ†	335,511	4,740
5.00%, 08/01/33	49,595	50,740
5.00%, 09/01/33	26,614	27,228
5.50%, 09/01/33	8,673	8,999
5.00%, 10/01/33	83,130	85,050
5.00%, 11/01/33	54,136	55,386
6.00%, 12/01/33	7,097	7,474
5.00%, 02/01/34	40,010	40,934
5.50%, 02/01/34	10,993	11,400
5.00%, 03/01/34	42,326	43,303
5.00%, 04/01/34	29,563	30,245
5.50%, 04/01/34	1,756	1,821
0.01%, 04/25/34 IOΩ†	519,514	23,417
5.50%, 06/01/34	153,132	158,897
0.01%, 06/25/34 IOΩ†	726,807	7,319
5.50%, 07/14/34 TBA	3,000,000	3,096,564
5.00%, 08/01/34	289,776	296,239
5.50%, 08/01/34	17,907	18,581
5.50%, 10/01/34	1,198	1,242
6.00%, 10/01/34	72,710	76,461
4.50%, 12/01/34	325,936	326,697
4.57%, 12/01/34†	653,294	674,497
5.50%, 12/01/34	121,783	126,291
6.00%, 12/01/34	2,503	2,632
6.00%, 01/01/35	2,244,596	2,360,376
4.50%, 02/01/35	362,655	363,501
4.50%, 03/01/35	1,211,756	1,213,448
5.00%, 03/01/35	247,442	252,961
4.50%, 04/01/35	816,901	818,042
6.00%, 04/01/35	1,849,507	1,947,751
4.50%, 05/01/35	643,717	644,616
6.00%, 05/01/35	3,004,130	3,151,579
1.14%, 05/25/35Ω†	65,062	63,339
5.00%, 06/01/35	2,688,798	2,748,771
4.50%, 07/01/35	396,362	396,915
5.50%, 07/01/35	776	804
6.00%, 07/01/35	933,482	979,299
5.00%, 08/01/35	201,403	205,770
5.50%, 08/01/35	1,953	2,023
6.00%, 08/01/35	781	819
4.50%, 09/01/35	110,177	110,331
5.00%, 09/01/35	7,623,978	7,813,565
5.50%, 09/01/35	690,160	715,064
4.50%, 10/01/35	269,319	269,695
6.00%, 10/01/35	255,417	268,697
2.88%, 11/01/35†	32,220	32,057
3.41%, 11/01/35†	493,898	501,565
3.42%, 11/01/35†	441,310	448,172
3.43%, 11/01/35†	450,714	457,744
3.43%, 11/01/35†	455,011	462,108
3.44%, 11/01/35†	433,902	440,669
6.00%, 11/01/35	2,223,540	2,336,309
5.00%, 12/01/35	5,799,524	5,928,880
5.50%, 12/01/35	8,754	9,078
6.00%, 01/01/36	187,900	197,123
6.00%, 02/01/36	16,938	17,743
5.50%, 04/01/36	645,208	664,457
6.50%, 04/01/36	816,254	870,729
4.12%, 05/01/36†	397,445	398,973
0.76%, 08/25/36†	2,908,497	2,865,714
5.00%, 09/01/36	789,272	806,383
6.00%, 09/01/36	430,987	451,467
3.46%, 09/25/36Ω†	50,606	49,912
6.00%, 10/01/36	12,449	13,041
6.50%, 10/01/36	524,104	559,082
5.50%, 11/01/36	1,723,418	1,782,644
6.50%, 11/01/36	326,688	348,848
5.50%, 12/01/36	5,289	5,471
6.00%, 12/01/36	452,436	473,936
6.00%, 01/01/37	248,558	260,359
5.50%, 02/01/37†	3,699,390	3,876,464
5.50%, 02/01/37	1,808	1,871
5.50%, 03/01/37	92,322	95,625
6.50%, 03/01/37	762,956	813,636
5.50%, 04/01/37	23,416	24,219
6.00%, 04/01/37	111,787	116,994
6.50%, 04/01/37	607,468	647,819
5.50%, 05/01/37	128,491	132,826
6.00%, 05/01/37	121,538	127,199
6.50%, 05/01/37	745,268	794,773
5.50%, 06/01/37	23,322	24,109
6.00%, 06/01/37	11,375	11,905
5.50%, 07/01/37	13,257	13,704
6.00%, 07/01/37 TBA	16,410,217	17,161,993
5.50%, 08/01/37	2,151	2,224
6.00%, 08/01/37	58,908	61,652

See Notes to Financial Statements.

	Par	Value
6.50%, 08/01/37	$896,859	$956,433
6.50%, 09/01/37	713,778	761,191
5.50%, 10/01/37	64,734	66,919
6.50%, 10/01/37	730,101	778,599
6.00%, 11/01/37	14,214	14,876
2.88%, 12/01/37†	141,452	140,758
6.00%, 12/01/37	3,496	3,659
2.88%, 01/01/38†	63,316	63,004
5.50%, 01/01/38	103,821	107,318
6.00%, 01/01/38	39,623	41,464
5.00%, 02/01/38	4,559,256	4,649,294
5.50%, 02/01/38	232,229	240,140
6.00%, 02/01/38	196,357	205,462
4.50%, 03/01/38	60,572	60,530
5.00%, 03/01/38	1,456,104	1,484,859
5.50%, 03/01/38	521,333	538,917
6.00%, 03/01/38	237,766	248,792
4.50%, 04/01/38	1,701,223	1,700,047
5.00%, 04/01/38	2,027,450	2,067,490
5.50%, 04/01/38	1,037,049	1,072,021
6.00%, 04/01/38	13,386	14,006
5.00%, 05/01/38	320,585	326,934
5.50%, 05/01/38	251,475	259,945
6.00%, 05/01/38	234,698	245,581
5.00%, 06/01/38	1,133,603	1,155,990
5.50%, 06/01/38	1,454,275	1,503,261
6.00%, 06/01/38	58,455	61,165
5.00%, 07/01/38 TBA	16,900,000	17,206,313
5.50%, 07/01/38	1,663,353	1,719,381
6.00%, 07/01/38	78,424	82,060
5.50%, 07/14/38 TBA	32,100,000	33,133,235
5.50%, 08/01/38	459,677	475,161
5.50%, 09/01/38	1,021,672	1,056,111
6.00%, 09/01/38	783,078	819,389
5.50%, 10/01/38	519,117	536,916
5.50%, 11/01/38	750,369	775,644
5.50%, 12/01/38	88,847	91,839
6.00%, 12/01/38	86,885	90,914
5.50%, 01/01/39	248,048	256,402
6.00%, 01/01/39	37,234	38,956
5.50%, 02/01/39	146,386	151,313
5.50%, 03/01/39	18,507	19,130
5.00%, 07/01/39 TBA	6,000,000	6,108,750
4.50%, 07/13/39 TBA	3,000,000	2,993,436
4.00%, 08/13/39 TBA	2,000,000	1,933,125
2.84%, 06/01/40†	115,405	115,063
2.84%, 10/01/40†	353,547	352,525
2.88%, 11/01/40†	51,303	51,048
FFCA Secured Lending Corporation
68.16%, 09/18/27 IO 144AΩ†@	1,024,316	18,315
FHLMC Structured Pass-Through Securities
2.84%, 07/25/44†	2,335,711	2,310,980
First Horizon Alternative Mortgage Securities
3.57%, 06/25/34†	801,671	518,226
First Horizon Asset Securities, Inc.
4.75%, 12/25/34†	129,929	114,650
First Union National Bank Commercial Mortgage Trust
7.20%, 10/01/32	1,354,070	1,375,258
GE Capital Commercial Mortgage Corporation
5.33%, 11/10/45 STRIP†	$1,230,000	$1,035,121
GMAC Commercial Mortgage Securities, Inc.
6.28%, 11/15/39	2,000,000	2,034,237
GMAC Mortgage Corporation Loan Trust
4.71%, 06/25/34†	483,810	431,487
Government National Mortgage Association
7.00%, 10/15/25	58,969	64,237
7.00%, 01/15/26	20,478	22,317
7.00%, 07/15/27	157,216	171,399
7.00%, 12/15/27	1,523	1,660
7.00%, 01/15/28	31,499	34,352
7.00%, 03/15/28	189,060	206,110
7.00%, 07/15/28	23,521	25,652
7.50%, 07/15/28	15,027	16,492
6.50%, 08/15/28	19,080	20,607
7.00%, 08/15/28	37,029	40,383
7.50%, 08/15/28	15,476	16,984
6.50%, 09/15/28	111,167	120,065
6.00%, 10/15/28	16,263	17,093
7.00%, 10/15/28	72,831	79,429
6.00%, 12/15/28	2,516	2,644
6.00%, 01/15/29	523	551
7.50%, 03/15/29	49,537	54,321
7.50%, 11/15/29	24,412	26,796
4.13%, 11/20/29†	82,158	83,397
8.50%, 08/15/30	4,309	4,815
8.50%, 11/20/30	24,946	27,776
6.00%, 04/15/31	4,397	4,626
6.50%, 08/15/31	164,073	174,232
7.50%, 08/15/31	53,645	58,733
6.50%, 10/15/31	312,115	332,611
6.00%, 11/15/31	895,749	934,203
6.50%, 11/15/31	295,509	313,806
6.00%, 12/15/31	225,289	234,961
6.00%, 01/15/32	297,273	312,451
6.00%, 02/15/32	501,319	522,869
6.50%, 02/15/32	487,729	522,845
36.08%, 02/16/32†	174,256	235,850
6.00%, 04/15/32	381,324	400,792
6.50%, 04/15/32	308,143	327,221
7.50%, 04/15/32	92,261	100,553
6.50%, 06/15/32	998,539	1,069,051
6.50%, 07/15/32	133,614	141,887
6.50%, 08/15/32	434,293	461,182
6.50%, 09/15/32	493,475	524,028
6.00%, 10/15/32	519,335	541,630
6.00%, 11/15/32	403,943	422,230
6.00%, 12/15/32	223,601	233,226
6.50%, 12/15/32	37,048	39,342
6.00%, 01/15/33	231,455	241,391
6.00%, 02/15/33	163,789	170,820
6.50%, 03/15/33	81,045	86,063
5.00%, 04/15/33	211,790	217,316
6.50%, 04/15/33	1,171,977	1,244,539
5.00%, 05/15/33	1,852,519	1,894,541
6.00%, 05/15/33	1,050,230	1,095,316
5.00%, 06/15/33	241,961	248,275
6.00%, 06/15/33	168,111	175,328
5.00%, 07/15/33	584,092	599,333

See Notes to Financial Statements.

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
5.00%, 08/15/33	$1,173,101	$1,200,091
5.00%, 09/15/33	821,503	839,345
5.00%, 10/15/33	458,193	468,748
6.00%, 10/15/33	649,199	677,069
6.50%, 10/15/33	248,317	263,691
5.00%, 11/15/33	56,276	57,464
6.00%, 12/15/33	914,185	953,431
5.00%, 01/15/34	375,415	384,859
5.00%, 03/15/34	459,635	471,198
5.00%, 04/15/34	178,513	183,003
5.00%, 05/15/34	103,291	105,890
5.00%, 06/15/34	721,393	739,541
6.00%, 06/15/34	81,020	84,904
5.00%, 08/15/34	462,231	473,859
5.00%, 11/15/34	1,054,456	1,080,982
5.00%, 12/15/34	962,019	986,220
5.00%, 01/15/35	684,469	701,046
6.00%, 02/15/36	12,448	12,986
6.00%, 06/15/36	721,427	752,623
6.00%, 07/15/36	79,087	82,507
6.00%, 08/15/36	785,765	818,567
6.00%, 07/01/37 TBA	23,300,000	24,268,395
5.50%, 05/15/38	276,116	285,629
5.00%, 07/01/38 TBA	900,000	917,438
6.50%, 07/21/38 TBA	22,000,000	23,340,636
6.00%, 12/15/38	375,828	391,293
5.50%, 01/15/39	956,651	989,611
5.50%, 02/15/39	121,990	126,193
5.50%, 03/15/39	1,356,504	1,403,239
Greenpoint Mortgage Funding Trust
0.49%, 01/25/37†	1,518,201	612,609
0.39%, 02/25/47†	3,371,459	1,673,809
GS Mortgage Securities Corporation II
4.68%, 07/10/39	1,300,000	1,251,482
GSMPS Mortgage Loan Trust
0.54%, 02/25/35 144A†	281,935	197,273
0.66%, 09/25/35 144A†	2,286,408	1,574,291
GSR Mortgage Loan Trust
4.48%, 09/25/35†	1,051,551	884,043
HarborView Mortgage Loan Trust
0.62%, 11/19/35 STEP	412,181	197,841
5.73%, 12/19/35†	673,535	374,377
0.55%, 01/19/36 STEP	241,029	106,136
0.56%, 01/19/36 STEP	1,138,860	474,283
5.94%, 08/19/36†	1,617,142	712,057
0.50%, 01/19/38†	1,430,196	609,109
Impac CMB Trust
1.03%, 10/25/34†	137,810	46,592
0.57%, 11/25/35 STEP	1,259,989	600,443
Impac Secured Assets CMN Owner Trust
0.56%, 03/25/36†	961,484	389,432
Indymac ARM Trust
4.13%, 01/25/32†	20,918	13,560
Indymac INDA Mortgage Loan Trust
6.15%, 11/25/37†	759,809	496,168
Indymac Index Mortgage Loan Trust
0.61%, 07/25/35†	2,398,121	1,085,295
5.22%, 08/25/35†	436,490	279,617
5.10%, 09/25/35†	562,033	347,476
5.30%, 09/25/35†	604,337	373,520
0.53%, 04/25/46†	1,038,403	467,405
0.50%, 09/25/46†	1,754,929	683,978
JP Morgan Alternative Loan Trust
0.57%, 01/25/36†	821,485	371,042
JP Morgan Chase Commercial Mortgage Securities Corporation
4.90%, 09/12/37	3,340,000	2,846,342
JP Morgan Mortgage Trust
5.02%, 02/25/35†	1,116,872	976,330
4.04%, 07/25/35†	718,365	607,212
4.07%, 07/25/35†	639,760	546,502
4.77%, 07/25/35†	650,046	552,523
5.06%, 07/25/35†	561,635	434,378
LB-UBS Commercial Mortgage Trust
4.66%, 07/15/30	1,000,000	961,267
4.95%, 09/15/30	810,000	694,020
17.89%, 06/15/36 IO 144AΩ†@	4,197,414	63,451
Luminent Mortgage Trust
0.50%, 07/25/36†	611,296	259,202
0.48%, 12/25/36†	3,969,585	1,554,387
0.51%, 02/25/46†	1,089,300	475,309
MASTR Adjustable Rate Mortgages Trust
3.91%, 05/25/34†	339,436	265,594
5.65%, 11/25/35 144A†	1,294,553	567,392
0.51%, 05/25/47†	3,796,105	1,532,863
MASTR Reperforming Loan Trust
7.00%, 08/25/34 144A	827,614	910,376
MLCC Mortgage Investors, Inc.
2.12%, 11/25/29 STEP	465,770	330,797
Nomura Asset Acceptance Corporation
6.50%, 03/25/34 144A	132,984	112,594
6.50%, 10/25/34 144A	153,300	127,707
Prime Mortgage Trust
5.50%, 05/25/35 144A	6,697,295	5,259,638
6.00%, 05/25/35 144A	4,396,727	3,223,741
RBSGC Mortgage Pass Through Certificates
0.76%, 01/25/37†	1,348,913	526,014
Residential Accredit Loans, Inc.
2.34%, 01/25/46†	1,030,909	463,744
Residential Funding Mortgage Securities I
5.18%, 09/25/35†	664,797	509,150
5.21%, 09/25/35†	585,112	432,552
Sequoia Mortgage Trust
1.92%, 07/20/33†	258,906	210,162
2.22%, 10/20/34 STEP	243,074	159,705
Structured Adjustable Rate Mortgage Loan Trust
3.78%, 05/25/34†	422,792	338,861
4.95%, 09/25/34†	198,772	148,949
5.28%, 11/25/34†	816,514	590,593
0.65%, 08/25/35†	671,238	355,426
Structured Asset Mortgage Investments, Inc.
0.56%, 07/19/35†	222,147	144,500
See Notes to Financial Statements.

	Par	Value
0.62%, 12/25/35†	$991,376	$447,838
0.54%, 02/25/36†	1,036,177	410,525
2.84%, 08/25/47†	2,489,353	939,132
Structured Asset Securities Corporation
4.45%, 09/25/33†	928,505	693,854
5.00%, 10/25/36 144A†	290,122	203,024
Thornburg Mortgage Securities Trust
6.19%, 09/25/37†	1,381,290	887,768
6.21%, 09/25/37†	1,456,449	1,052,624
Wachovia Bank Commercial Mortgage Trust
5.38%, 10/15/44 STRIP†	3,000,000	2,713,827
WAMU Alternative Mortgage Pass-Through Certificates
2.18%, 11/25/46†	2,373,623	817,022
Washington Mutual Mortgage Pass-Through Certificates
0.85%, 12/25/27†	2,223,079	1,659,597
4.54%, 02/25/33†	24,317	17,445
3.14%, 06/25/34†	501,640	439,634
5.59%, 12/25/36†	763,619	470,096
5.69%, 02/25/37†	1,301,847	726,575
5.83%, 02/25/37†	842,658	527,155
2.74%, 06/25/42†	39,019	28,323
0.60%, 07/25/45†	1,452,326	664,853
0.63%, 07/25/45†	939,230	441,904
0.63%, 08/25/45†	3,146,272	1,706,401
0.60%, 10/25/45†	2,848,470	1,490,208
0.57%, 11/25/45†	1,228,851	594,542
0.58%, 12/25/45†	786,752	368,547
0.60%, 12/25/45†	1,667,914	779,468
2.10%, 04/25/47†	1,714,613	700,838
Wells Fargo Alternative Loan Trust
6.58%, 12/28/37†	2,363,259	1,309,628
Wells Fargo Mortgage-Backed Securities Trust
3.94%, 10/25/35†	757,872	606,843

Total Mortgage-Backed Securities (Cost $499,642,808)		454,006,911

MUNICIPAL BONDS — 0.9%
California Educational Facilities Authority, Series A Revenue Bond
5.00%, 10/01/39	1,000,000	990,680
Illinois Finance Authority
5.75%, 07/01/33	1,800,000	1,934,496
Los Angeles Department of Water & Power, Series A-1 Revenue Bond (AMBAC Insured)
5.00%, 07/01/37	1,500,000	1,426,335
South Carolina Transportation Infrastructure Bank, Series A Revenue Bond (AMBAC Insured)
5.00%, 10/01/23	2,700,000	2,714,526
Virginia State Housing Development Authority, Commonwealth Mortgage, Series H Revenue Bond (MBIA Insured)
5.38%, 07/01/36	1,000,000	996,460

Total Municipal Bonds (Cost $7,746,524)		8,062,497

	Notional Amount
PURCHASED OPTIONS — 0.0%
Put Options — 0.0%
30-Year Federal National Mortgage Association, Strike Price $81.28, Expires 07/07/09	$19,000,000	—
30-Year Federal National Mortgage Association, Strike Price $88.75, Expires 07/07/09	48,000,000	—
30-Year Government National Mortgage Association, Strike Price $83.13, Expires 07/14/09	52,300,000	—

Total Purchased Options (Cost $13,980)		—

	Shares
PREFERRED STOCKS — 0.3%
CORTS Trust for Ford Motor Co.Δ	9,100	124,215
Federal Home Loan Mortgage Corporation	55,675	67,924
Federal National Mortgage Association	42,050	56,746
General Motors Corporation CONV	40,650	106,706
Preferred Blocker (GMAC), Inc.	290	124,718
Wells Fargo & Co.	2,400	1,883,928

Total Preferred Stocks (Cost $4,877,346)		2,364,237

	Par
REPURCHASE AGREEMENTS — 12.5%
Bank of America NA
0.09% (dated 06/30/09, due 07/01/09, repurchase price $46,300,116, collateralized by Federal Home Loan Mortgage Corporation Bond, 5.000%, due 07/01/35, total market value $47,680,733)	$46,300,000	46,300,000

See Notes to Financial Statements.

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
JPMorgan Securities, Inc.
0.06% (dated 06/30/09, due 07/01/09, repurchase price $60,300,101, collateralized by Federal National Mortgage Association Bond and Federal National Mortgage Association Discount Note , 0.000% to 5.000%, due 11/02/09 to 07/01/34, total market value $62,104,807)	$60,300,000	$60,300,000

Total Repurchase Agreements (Cost $106,600,000)		106,600,000

	Shares
MONEY MARKET FUNDS — 10.1%
GuideStone Money Market Fund (GS4 Class)¥	47,350,030	47,350,030
Northern Institutional Liquid Assets Portfolio§	39,184,485	39,184,485

Total Money Market Funds (Cost $86,534,515)		86,534,515

	Par
U.S. TREASURY OBLIGATIONS — 3.7%
U.S. Treasury Bills
0.11%, 07/23/09	$740,000	739,954
0.39%, 09/17/09	206,000	205,923

		945,877

U.S. Treasury Bonds
4.50%, 05/15/38Δ	360,000	371,757
3.50%, 02/15/39Δ	504,000	435,961

		807,718

U.S. Treasury Inflationary Index Bonds
2.00%, 07/15/14Δ	1,400,000	1,622,735
1.63%, 01/15/15	1,000,000	1,112,831
2.00%, 01/15/16Δ	500,000	545,874
2.50%, 07/15/16Δ	600,000	665,754
2.38%, 01/15/17Δ	200,000	220,912
2.38%, 01/15/25Δ	1,140,000	1,328,220
2.00%, 01/15/26Δ	160,000	168,663
2.38%, 01/15/27Δ‡‡	2,060,000	2,259,736
1.75%, 01/15/28‡‡	3,000	2,888
3.88%, 04/15/29Δ‡‡	4,468,000	7,367,059

		15,294,672

U.S. Treasury Notes
0.88%, 04/30/11†	1,428,000	1,424,263
1.75%, 03/31/14	20,000	19,350
2.25%, 05/31/14Δ	10,000	9,869
2.75%, 06/30/14Δ	10,870,000	10,907,425
3.25%, 05/31/16Δ	940,000	944,407
3.13%, 05/15/19Δ	272,000	263,161

		13,568,475

U.S. Treasury STRIPS
4.26%, 05/15/20ΩΔ	800,000	506,537
4.55%, 11/15/26ΩΔ	600,000	275,170

		781,707

Total U.S. Treasury Obligations (Cost $30,783,099)		31,398,449

TOTAL INVESTMENTS — 123.0% (Cost $1,139,635,688)		1,051,379,856

	Number of Contracts
WRITTEN OPTIONS — 0.0%
Put Options — 0.0%
90-Day Eurodollar Futures, Strike Price $98.50, Expires 09/14/09	(27)	(1,181)
90-Day Eurodollar Futures, Strike Price $98.63, Expires 12/14/09	(29)	(7,794)

		(8,975)

	Notional Amount
Put Swaptions — 0.0%
3-Month LIBOR, Strike Price $4.25, Expires 08/24/09	$(1,000,000)	(5,173)
3-Month LIBOR, Strike Price $4.25, Expires 08/24/09	(1,000,000)	(5,173)
3-Month LIBOR, Strike Price $4.90, Expires 07/07/09	(22,500,000)	—

		(10,346)

Total Written Options
(Premiums received $(39,303))		(19,321)

	Par
SECURITY SOLD SHORT — (0.1)%
Federal National Mortgage Association
4.50%, 08/13/39 TBA (Cost $(997,813))	$(1,000,000)	(994,062)

Liabilities in Excess of Other Assets — (22.9)%		(195,811,454)

NET ASSETS — 100.0%		$854,555,019

See Notes to Financial Statements.

Swap agreements outstanding at June 30, 2009:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counter- party	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ Received	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Buy Protection
DaimlerChrysler NA Holdings,
5.75 due 09/08/11	0.58%	05/20/17	BAR	USD	$900,000	$18,658	$—	$18,658
Target Corporation,
5.88% due 03/01/12	(0.11)%	06/20/12	MSCS	USD	1,200,000	13,975	—	13,975
CitiFinancial,
6.63% due 06/01/15	(0.15)%	09/20/11	BAR	USD	300,000	52,103	—	52,103
American Electric Power,
5.25% 06/01/15	(6.26)%	08/25/37	CITI	USD	2,300,000	(1,660)	—	(1,660)
OMNICOM Group, Inc.,
5.90% due 04/15/16	(0.39)%	06/20/15	MSCS	USD	700,000	17,489	—	17,489
Dominion Resources,
6.00% due 11/30/17	(0.69)%	06/20/12	CITI	USD	3,800,000	(39,679)	—	(39,679)

						$60,886	$—	$60,886

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counter- party	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Sell Protection
GMAC LLC,
6.88% due 08/28/12	8.43%	(3.53)%	09/20/17	DEUT	USD	$8,400,000	$(2,137,324)	$—	$(2,137,324)
Federated Republic of Brazil,
12.25% due 03/06/30	1.93%	(1.04)%	05/20/17	DEUT	USD	1,000,000	(59,170)	—	(59,170)

							$(2,196,494)	$—	$(2,196,494)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counter- party	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Buy Protection
Dow Jones CDX HY-8 Index	(1.60)%	06/20/12	MLCS	USD	$1,200,000	$293,325	$—	$293,325
Dow Jones CDX NA IG 1.1 Index	(1.50)%	12/20/13	DEUT	USD	20,000,000	157,158	584,055	(426,897)
Dow Jones CDX IG9 Index	(8.00)%	06/20/18	RBS	USD	7,222,400	382,012	93,012	289,000
Dow Jones CDX IG10 10Y Index	(1.50)%	06/20/18	DEUT	USD	3,025,600	19,862	(80,776)	100,638
Dow Jones CDX IG10 Index	(1.50)%	12/20/17	MSCS	USD	12,102,400	79,449	(440,372)	519,821

						$931,806	$155,919	$775,887

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counter- party	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Sell Protection
ABX.HE.AAA Index	3.95%	(0.09)%	08/25/37	CS	USD	$1,000,000	$(749,119)	$(261,635)	$(487,484)

Reference Obligation	Pay/ Receive Floating Rate	Fixed Rate	Maturity Date	Counter- party	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps — Buy Protection
3-Month LIBOR	Receive	4.00%	12/17/29	JPM	USD	$1,200,000	$32,222	$(21,138)	$53,360
3-Month LIBOR	Receive	3.25%	12/16/16	JPM	USD	6,400,000	154,317	(6,073)	160,390
3-Month LIBOR	Receive	3.00%	12/16/14	DEUT	USD	2,100,000	26,753	3,994	22,759
3-Month LIBOR	Receive	4.00%	12/17/29	DEUT	USD	700,000	19,746	16,129	3,617
3-Month LIBOR	Receive	4.00%	12/17/29	BOA	USD	300,000	8,295	7,933	362

See Notes to Financial Statements.

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

Reference Obligation	Pay/ Receive Floating Rate	Fixed Rate	Maturity Date	Counter- party	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month LIBOR	Receive	4.00%	12/17/29	BOA	USD	$2,800,000	$77,425	$187,957	$(110,532)
3-Month LIBOR	Pay	(4.00)%	12/17/29	JPM	USD	800,000	(21,481)	(54,183)	32,702
3-Month LIBOR	Pay	(3.50)%	12/17/29	DEUT	USD	700,000	(19,807)	(48,507)	28,700
3-Month LIBOR	Pay	(4.00)%	12/17/29	JPM	USD	1,500,000	(40,278)	(106,776)	66,498
3-Month LIBOR	Pay	(3.25)%	12/16/16	JPM	USD	1,300,000	(31,372)	(64,031)	32,659
3-Month LIBOR	Receive	3.50%	12/16/19	JPM	USD	1,700,000	59,466	59,145	321
KWCDC Indes	Pay	(2.82)%	01/28/11	DEUT	KRW	927,000,000	486	—	486
KWCDC Index	Pay	(2.83)%	01/28/11	JPM	KRW	901,000,000	(6,234)	—	(6,234)
KWCDC Index	Pay	(3.87)%	06/12/11	DEUT	KRW	400,000,000	301	(38)	339
KWCDC Index	Pay	(3.90)%	06/15/11	JPM	KRW	720,000,000	3,328	(23)	3,351
KWCDC Index	Pay	(3.72)%	06/22/11	JPM	KRW	2,300,000,000	3,099	(64)	3,163
KWCDC Index	Pay	(3.69)%	06/26/11	DEUT	KRW	2,280,000,000	667	(186)	853
France CPI Ex Tobacco	Pay	(2.15)%	10/15/10	UBS	EUR	300,000	17,238	36	17,202
6-Month MXBRRTIIE Index	Pay	(8.17)%	11/04/16	MLCS	MXN	52,700,000	73,878	7,930	65,948
3-Month BRR CDI Index	Receive	10.12%	01/02/12	MSCS	BRL	16,300,000	(359,524)	(183,620)	(175,904)
3-Month CBK	Pay	(5.75)%	12/19/28	RBS	CAD	500,000	(3,488)	(4,234)	746

							$(4,963)	$(205,749)	$200,786

Total Swap agreements outstanding at June 30, 2009							$(1,957,884)	$(311,465)	$(1,646,419)

PORTFOLIO SUMMARY (based on net assets)

	%
Futures Contracts	61.3
Mortgage-Backed Securities	53.1
Corporate Bonds	25.6
Repurchase Agreements	12.5
Foreign Bonds	10.5
Money Market Funds	10.1
Asset-Backed Securities	4.2
U.S. Treasury Obligations	3.7
Loan Agreements	1.1
Agency Obligations	1.0
Municipal Bonds	0.9
Forward Foreign Currency Contracts	0.6
Preferred Stocks	0.3
Purchased Options	—	**
Written Options	—	**
Security Sold Short	(0.1)
Swap Agreements	(0.2)

	184.6

**	Rounds to less than 0.005%.

See Notes to Financial Statements.

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Assets:
Level 1 — Quoted Prices
Futures Contracts	$—	$4,283,530
Money Market Funds	86,534,515	—
Preferred Stocks	2,364,237	—
Level 2 — Other Significant Observable Inputs
Agency Obligations	8,994,008	—
Asset-Backed Securities	35,915,642	—
Corporate Bonds	215,405,244	—
Foreign Bonds	89,379,391	—
Forward Foreign Currency Contracts	—	(481,953)
Loan Agreements	9,482,031	—
Mortgage-Backed Securities	453,815,942	—
Municipal Bonds	8,062,497	—
Repurchase Agreements	106,600,000	—
U.S. Treasury Obligations	31,398,449	—
Level 3 — Significant Unobservable Inputs
Corporate Bonds	3,236,931	—
Mortgage-Backed Securities	190,969	—

Total Assets	$1,051,379,856	$3,801,577

Liabilities:
Level 1 — Quoted Prices	$—	$—
Written Options	(8,975)	—
Level 2 — Other Significant Observable Inputs
Security Sold Short	(994,062)	—
Swap Agreements	—	(1,957,884)
Written Options	(10,346)	—
Level 3 — Significant Unobservable Inputs	—	—

Total Liabilities	$(1,013,383)	$(1,957,884)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments***

Balance, 12/31/08	$3,554,980	$—
Accrued discounts/premiums
Corporate Bonds	43,593	—
Mortgage-Backed Securities	899	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)
Corporate Bonds	(210,187)	—
Mortgage-Backed Securities	8,708	—
Net purchases (sales)
Corporate Bonds	(3,728)	—
Mortgage-Backed Securities	(2,895)	—
Transfers in and/or out of Level 3
Corporate Bonds	36,530	—
Mortgage-Backed Securities	—	—

Balance, 06/30/09	$3,427,900	$—

See Notes to Financial Statements.

Extended-Duration Bond Fund
SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Par	Value
ASSET-BACKED SECURITIES — 8.6%
Capital One Multi-Asset Execution Trust
5.75%, 07/15/20	$11,500,000	$11,836,543
Citibank Credit Card Issuance Trust
6.15%, 06/15/39	12,650,000	12,587,905
Community Program Loan Trust
4.50%, 04/01/29	1,950,000	1,732,144
Discover Card Master Trust
5.65%, 03/16/20	9,100,000	9,116,913

Total Asset-Backed Securities (Cost $35,153,893)		35,273,505

CORPORATE BONDS — 56.2%
Aflac, Inc.
8.50%, 05/15/19	2,700,000	2,889,896
Allegheny Technologies, Inc.
9.38%, 06/01/19	1,778,000	1,887,219
American Express Co.
8.15%, 03/19/38	8,000,000	8,480,824
American International Group, Inc.
5.85%, 01/16/18	6,027,000	3,193,050
8.25%, 08/15/18 144A	5,474,000	3,225,719
6.25%, 05/01/36	3,020,000	1,298,999
Anadarko Petroleum Corporation
6.45%, 09/15/36	1,840,000	1,658,984
Archer-Daniels-Midland Co.
6.45%, 01/15/38	1,885,000	2,050,675
Arrow Electronics, Inc.
6.88%, 07/01/13	205,000	210,436
AT&T Corporation
6.50%, 03/15/29	125,000	119,798
6.50%, 09/01/37	10,015,000	9,965,195
Avnet, Inc.
6.00%, 09/01/15	875,000	805,632
BAC Capital Trust VI
5.63%, 03/08/35	7,685,000	5,016,169
BAC Capital Trust XI
6.63%, 05/23/36	3,321,000	2,510,978
Barclays Financial LLC
4.16%, 02/22/10 144A(T)	25,000,000	736,968
4.10%, 03/22/10 144A(T)	7,000,000	209,117
4.06%, 09/16/10 144A(W)	730,000,000	587,003
Bell South Telecommunications, Inc.
7.00%, 12/01/45	1,000,000	876,350
Bruce Mansfield Unit
6.85%, 06/01/34@	1,245,000	1,096,277
Camden Property Trust
5.70%, 05/15/17Δ	25,000	22,620
Caterpillar Financial Services Corporation
6.13%, 02/17/14Δ	1,225,000	1,308,011
5.85%, 09/01/17	100,000	101,984
5.45%, 04/15/18	35,000	33,379
Caterpillar, Inc.
8.25%, 12/15/38Δ	1,000,000	1,242,975
Chesapeake Energy Corporation
6.88%, 01/15/16Δ	610,000	541,375
6.50%, 08/15/17	45,000	38,025
6.88%, 11/15/20Δ	320,000	259,200
Chevron Phillips Chemical Co. LLC
8.25%, 06/15/19 144A	1,185,000	1,238,308
CIT Group Holdings, Inc.
5.40%, 01/30/16	16,000	9,046
CIT Group, Inc.
5.00%, 02/13/14Δ	81,000	48,147
5.13%, 09/30/14	179,000	105,616
5.50%, 12/01/14(U)	600,000	513,301
5.00%, 02/01/15	17,000	10,024
5.65%, 02/13/17Δ	65,000	36,723
12.00%, 12/18/18 144A	645,000	303,306
5.80%, 10/01/36Δ	67,000	36,070
Citigroup Capital XXI
8.30%, 12/21/57†	1,871,000	1,462,366
Citigroup, Inc.
6.88%, 06/01/25	2,441,000	2,346,751
6.63%, 06/15/32	3,128,000	2,571,510
5.88%, 05/29/37	4,141,000	3,245,318
Comcast Corporation
5.65%, 06/15/35	660,000	606,443
6.50%, 11/15/35	555,000	562,818
6.45%, 03/15/37	2,415,000	2,387,672
6.95%, 08/15/37	625,000	653,729
Commonwealth Edison Co.
4.75%, 12/01/11@	201,000	181,421
ConocoPhillips
5.90%, 05/15/38Δ	1,000,000	1,001,984
6.50%, 02/01/39	1,968,000	2,101,911
Constellation Energy Group, Inc.
4.55%, 06/15/15	750,000	650,879
Continental Airlines, Inc.
6.95%, 02/02/11	100,575	99,066
9.00%, 07/08/16	2,000,000	2,010,000
8.31%, 04/02/18Δ	442,456	327,418
7.57%, 03/15/20	389,823	319,655
Corning, Inc.
6.20%, 03/15/16	230,000	223,042
7.25%, 08/15/36	850,000	826,858
Cox Communications, Inc.
6.75%, 03/15/11	250,000	263,810
CSX Corporation
6.15%, 05/01/37	84,000	78,347
Cummins, Inc.
6.75%, 02/15/27	750,000	589,256
5.65%, 03/01/28	1,520,000	809,645
7.13%, 03/01/28	425,000	341,079
DCP Midstream LP
6.45%, 11/03/36 144A	490,000	393,075
Dillard’s, Inc.
7.75%, 07/15/26	890,000	431,650
7.00%, 12/01/28	500,000	245,000
Dow Chemical Co.
9.40%, 05/15/39	3,386,000	3,494,359
Duke Realty LP
5.95%, 02/15/17	70,000	54,339
First Industrial LP
7.60%, 07/15/28	1,000,000	562,983
Foot Locker, Inc.
8.50%, 01/15/22	1,000,000	875,000
Ford Motor Co.
6.63%, 10/01/28	680,000	370,600
6.38%, 02/01/29	1,255,000	683,975

See Notes to Financial Statements.

	Par	Value
Ford Motor Credit Co., LLC
5.70%, 01/15/10Δ	$135,000	$130,311
7.00%, 10/01/13Δ	315,000	253,488
8.00%, 12/15/16	1,000,000	765,511
General Electric Capital Corporation
4.88%, 03/04/15Δ	510,000	496,769
5.63%, 05/01/18	30,000	28,422
6.75%, 03/15/32	4,865,000	4,379,293
6.15%, 08/07/37	6,114,000	5,051,185
5.88%, 01/14/38	150,000	119,066
Georgia-Pacific Corporation
7.38%, 12/01/25	240,000	187,200
7.25%, 06/01/28	300,000	225,750
7.75%, 11/15/29	3,700,000	2,913,750
Georgia-Pacific LLC
8.00%, 01/15/24	30,000	25,650
8.88%, 05/15/31	60,000	52,200
GMAC, Inc.
6.88%, 08/28/12 144AΔ	158,000	133,510
8.00%, 11/01/31 144A	199,000	141,290
Goldman Sachs Group, Inc.
5.00%, 10/01/14	815,000	820,085
6.15%, 04/01/18	415,000	404,706
GTE Corporation
6.94%, 04/15/28	10,000	10,053
Halliburton Co.
7.45%, 09/15/39Δ	5,070,000	5,933,593
HCA, Inc.
6.30%, 10/01/12	1,500,000	1,383,750
7.58%, 09/15/25	1,000,000	620,729
7.05%, 12/01/27	500,000	307,030
HCP, Inc.
6.00%, 03/01/15	1,500,000	1,325,278
Highwoods Realty LP
5.85%, 03/15/17	260,000	207,363
7.50%, 04/15/18	1,500,000	1,299,940
Historic TW, Inc.
6.63%, 05/15/29Δ	60,000	54,397
Home Depot, Inc.
5.88%, 12/16/36	875,000	774,434
HSBC Bank USA NA
5.88%, 11/01/34	2,000,000	1,859,952
iStar Financial, Inc.
8.63%, 06/01/13	635,000	330,427
5.95%, 10/15/13Δ	305,000	134,304
5.70%, 03/01/14	1,171,000	492,230
JC Penney Corporation, Inc.
6.38%, 10/15/36	810,000	601,109
JPMorgan Chase Capital XXV
6.80%, 10/01/37	11,884,000	10,249,427
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	280,000	237,093
Kraft Foods, Inc.
6.50%, 11/01/31	815,000	811,576
Lennar Corporation
5.60%, 05/31/15	935,000	740,988
6.50%, 04/15/16Δ	625,000	503,125
Lowe’s Cos., Inc.
6.65%, 09/15/37	3,051,000	3,338,636
M&T Bank Corporation
6.63%, 12/04/17	8,970,000	8,546,132
Macy’s Retail Holdings, Inc.
6.38%, 03/15/37	240,000	163,577
MBIA Insurance Corporation
14.00%, 01/15/33 144A†Δ	4,750,000	1,806,116
McDonald’s Corporation
6.30%, 10/15/37	2,713,000	2,937,981
MetLife, Inc.
7.72%, 02/15/19	7,300,000	7,821,695
MidAmerican Energy Holdings Co.
5.88%, 10/01/12	1,000,000	1,065,791
Monsanto Co.
5.88%, 04/15/38	2,054,000	2,102,867
Morgan Stanley
6.75%, 04/15/11	195,000	204,361
4.75%, 04/01/14	100,000	94,557
5.45%, 01/09/17	5,000	4,676
5.95%, 12/28/17	185,000	177,808
6.63%, 04/01/18	70,000	69,898
6.25%, 08/09/26	100,000	93,438
Mosaic Global Holdings, Inc.
7.38%, 08/01/18	500,000	460,736
7.30%, 01/15/28	690,000	589,215
Motorola, Inc.
6.50%, 11/15/28	500,000	340,773
Nextel Communications, Inc.
6.88%, 10/31/13	215,000	178,988
5.95%, 03/15/14	325,000	257,562
7.38%, 08/01/15Δ	550,000	441,375
NGPL PipeCo LLC
7.12%, 12/15/17 144A	640,000	671,915
NiSource Finance Corporation
6.15%, 03/01/13	1,000,000	994,831
6.40%, 03/15/18	1,640,000	1,507,119
Nortel Networks Capital Corporation
7.88%, 06/15/26#	450,000	144,000
Nucor Corporation
6.40%, 12/01/37	6,000,000	6,187,488
Owens Corning, Inc.
6.50%, 12/01/16Δ	240,000	210,672
7.00%, 12/01/36	355,000	252,210
PacifiCorp
6.25%, 10/15/37Δ	1,833,000	2,004,250
Pioneer Natural Resources Co.
7.20%, 01/15/28Δ	2,500,000	1,968,350
Prologis
5.63%, 11/15/15	35,000	27,787
Pulte Homes, Inc.
5.20%, 02/15/15	40,000	33,600
7.88%, 06/15/32Δ	1,500,000	1,117,500
6.38%, 05/15/33	1,000,000	665,000
Qwest Corporation
7.25%, 09/15/25	1,000,000	770,000
6.88%, 09/15/33Δ	2,250,000	1,653,750
Regions Financial Corporation
7.38%, 12/10/37	11,088,000	7,892,649
SLM Corporation
5.00%, 10/01/13	250,000	202,398
5.38%, 05/15/14	200,000	160,904
Southern Natural Gas Co.
7.35%, 02/15/31	1,750,000	1,710,119
Sprint Capital Corporation
6.90%, 05/01/19	55,000	45,788

See Notes to Financial Statements.

Extended-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
6.88%, 11/15/28	$2,350,000	$1,680,250
8.75%, 03/15/32	20,000	16,200
Swift Energy Co.
7.63%, 07/15/11Δ	150,000	141,000
Target Corporation
6.50%, 10/15/37	5,400,000	5,480,131
7.00%, 01/15/38	5,150,000	5,506,643
Tennessee Gas Pipeline Co.
7.00%, 10/15/28Δ	750,000	718,436
Time Warner, Inc.
7.63%, 04/15/31	35,000	34,114
6.50%, 11/15/36	120,000	105,394
Toll Brothers Finance Corporation
5.15%, 05/15/15	1,285,000	1,139,102
Toro Co.
6.63%, 05/01/37@	300,000	218,600
Union Pacific Resources Group
7.15%, 05/15/28	250,000	228,211
United Technologies Corporation
6.13%, 07/15/38	5,948,000	6,478,901
Verizon Communications, Inc.
6.40%, 02/15/38Δ	968,000	950,727
6.90%, 04/15/38Δ	2,570,000	2,689,598
8.95%, 03/01/39	105,000	132,997
7.35%, 04/01/39	979,000	1,070,157
Verizon Global Funding Corporation
5.85%, 09/15/35	2,420,000	2,258,087
Verizon Maryland, Inc.
5.13%, 06/15/33	50,000	37,155
Verizon New York, Inc.
7.38%, 04/01/32	385,000	376,115
Wachovia Bank NA
5.85%, 02/01/37	6,077,000	5,377,859
6.60%, 01/15/38	3,757,000	3,673,948
WellPoint, Inc.
6.38%, 06/15/37	2,080,000	1,913,013
Western Union Co.
6.20%, 11/17/36	2,155,000	2,037,180
Williams Cos., Inc.
7.50%, 01/15/31	1,250,000	1,102,731
7.75%, 06/15/31	80,000	72,178
8.75%, 03/15/32	70,000	70,523
Xerox Capital Trust I
8.00%, 02/01/27Δ	1,500,000	1,142,325
XTO Energy, Inc.
6.10%, 04/01/36	50,000	48,615

Total Corporate Bonds (Cost $248,968,173)		231,061,044

FOREIGN BONDS — 29.5%
Australia — 2.1%
General Electric Capital Australia Funding, Ltd.
8.00%, 02/13/12(A)	60,000	49,816
New South Wales Treasury Corporation
7.00%, 12/01/10(A)	1,125,000	945,991
6.00%, 05/01/12(A)	60,000	49,566
Qantas Airways, Ltd.
6.05%, 04/15/16 144AΔ	345,000	312,076
Queensland Treasury Corporation
6.00%, 06/14/11(A)	785,000	653,090
Rio Tinto Finance USA, Ltd.
7.13%, 07/15/28	6,830,000	6,533,892

		8,544,431

Brazil — 0.6%
Federative Republic of Brazil
10.25%, 01/10/28(B)	2,525,000	1,275,708
8.25%, 01/20/34	1,000,000	1,192,500
7.13%, 01/20/37	80,000	87,200

		2,555,408

Canada — 6.9%
British Columbia Generic Residual
3.24%, 06/09/14 STRIP(C)Ω	7,230,000	5,323,901
Canada Generic Residual
4.37%, 06/01/25 STRIP(C)Ω	3,685,000	1,606,237
Canadian National Railway Co.
6.38%, 11/15/37Δ	2,770,000	3,044,454
Canadian Pacific Railway Co. NY
7.13%, 10/15/31	500,000	470,123
CIT Group Funding Co.
5.20%, 06/01/15	240,000	139,186
Methanex Corporation
6.00%, 08/15/15	25,000	19,266
Ontario Generic Residual
5.29%, 07/13/22 STRIP(C)Ω	3,900,000	1,656,364
5.41%, 03/08/29 STRIP(C)Ω	7,000,000	2,139,449
Saskatchewan Residual
3.19%, 04/10/14 STRIP(C)Ω	6,500,000	4,756,850
5.11%, 02/04/22 STRIP(C)	3,000,000	1,311,860
Talisman Energy, Inc.
5.85%, 02/01/37	670,000	573,663
6.25%, 02/01/38Δ	450,000	406,571
TransCanada Pipelines, Ltd.
6.20%, 10/15/37Δ	6,291,000	6,462,310
7.63%, 01/15/39	360,000	421,508

		28,331,742

Cayman Islands — 0.2%
Enersis SA
7.40%, 12/01/16Δ	625,000	671,963

Finland — 0.1%
Nokia OYJ
6.63%, 05/15/39	510,000	540,327

See Notes to Financial Statements.

	Par	Value
France — 0.6%
EDF SA
6.95%, 01/26/39 144A	$2,300,000	$2,590,858

Ireland — 0.0%
Elan Finance PLC
7.75%, 11/15/11	30,000	27,900
8.88%, 12/01/13	85,000	78,200

		106,100

Luxembourg — 2.3%
Covidien International Finance SA
6.55%, 10/15/37	5,307,000	5,897,711
Telecom Italia Capital SA
7.18%, 06/18/19Δ	1,750,000	1,777,097
6.38%, 11/15/33	410,000	365,446
6.00%, 09/30/34	415,000	351,553
7.72%, 06/04/38Δ	1,273,000	1,300,134

		9,691,941

Malaysia — 0.0%
Telekom Malaysia BHD
7.88%, 08/01/25 144A	225,000	248,103

Mexico — 1.1%
Mexican Bonos
9.00%, 12/20/12(M)	11,350,000	927,962
7.25%, 12/15/16(M)	13,150,000	961,416
8.00%, 12/07/23(M)	34,000,000	2,486,306

		4,375,684

Netherlands — 1.3%
Koninklijke Philips Electronics NV
6.88%, 03/11/38	5,000,000	5,373,115

Norway — 0.5%
Norway Government Bond
5.00%, 05/15/15(K)	540,000	90,103
4.25%, 05/19/17(K)	11,940,000	1,903,212

		1,993,315

Philippines — 0.1%
Quezon Power (Philippines), Ltd.
8.86%, 06/15/17	355,000	317,725

Spain — 2.1%
Santander Perpetual SA Unipersonal
6.67%, 10/24/17 144A†	11,600,000	8,596,528

Supranational — 2.0%
Inter-American Development Bank
6.00%, 12/15/17(Z)	7,865,000	4,943,168
International Bank for Reconstruction & Development
1.43%, 03/05/14(G)	4,700,000	3,134,842

		8,078,010

United Kingdom — 9.6%
Barclays Bank PLC
7.70%, 10/25/49 144A†Δ	8,640,000	7,198,399
HBOS PLC
6.75%, 05/21/18 144A	10,684,000	8,077,585
HSBC Holdings PLC
6.50%, 09/15/37	6,500,000	6,307,418
Standard Chartered Bank
6.40%, 09/26/17 144A	10,027,000	9,074,485
Tesco PLC
6.15%, 11/15/37 144AΔ	7,550,000	7,663,423
Vodafone Group PLC
6.15%, 02/27/37	1,000,000	987,082

		39,308,392

Total Foreign Bonds (Cost $124,779,603)		121,323,642

MORTGAGE-BACKED SECURITY — 0.0%
Federal Home Loan Mortgage Corporation
5.00%, 12/01/31 (Cost $138,916)	147,607	151,136

MUNICIPAL BONDS — 1.5%
New Jersey State Turnpike Authority Series F Revenue Bond
7.41%, 01/01/40	1,470,000	1,713,402
State of California General Obligation Bond
7.50%, 04/01/34	2,455,000	2,247,160
7.55%, 04/01/39	2,535,000	2,310,399

Total Municipal Bonds (Cost $6,513,001)		6,270,961

U.S. TREASURY OBLIGATION — 0.6%
U.S. Treasury STRIP
4.39%, 05/15/38ΩΔ (Cost $3,047,945)	8,940,000	2,560,354

	Shares
PREFERRED STOCKS — 0.1%
Chesapeake Energy Corporation CONVΔ	330	24,255
El Paso Energy Capital Trust I CONVΔ	5,350	167,990
Preferred Blocker (GMAC), Inc.	82	35,265

Total Preferred Stocks (Cost $278,115)		227,510

MONEY MARKET FUNDS — 6.3%
GuideStone Money Market Fund (GS4 Class)¥	10,532,979	10,532,979
Northern Institutional Liquid Assets Portfolio§	15,327,187	15,327,187

Total Money Market Funds (Cost $25,860,166)		25,860,166

TOTAL INVESTMENTS — 102.8% (Cost $444,739,812)		422,728,318

Liabilities in Excess of Other Assets — (2.8)%		(11,591,790)

NET ASSETS — 100.0%		$411,136,528

See Notes to Financial Statements.

Extended-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

PORTFOLIO SUMMARY (based on net assets)

	%
Corporate Bonds	56.2
Foreign Bonds	29.5
Asset-Backed Securities	8.6
Money Market Funds	6.3
Municipal Bonds	1.5
U.S. Treasury Obligation	0.6
Preferred Stocks	0.1
Mortgage-Backed Security	0.0	**

	102.8

**	Rounds to less than 0.005%.

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***

Level 1 — Quoted Prices
Money Market Funds	$25,860,166	$—
Preferred Stocks	227,510	—
Level 2 — Other Significant Observable Inputs
Asset-Backed Securities	35,273,505	—
Corporate Bonds	230,851,927	—
Foreign Bonds	121,323,642	—
Mortgage-Backed Security	151,136	—
Municipal Bonds	6,270,961	—
U.S. Treasury Obligation	2,560,354	—
Level 3 — Significant Unobservable Inputs
Corporate Bonds	209,117	—

Total	$422,728,318	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments***
Balance, 12/31/08	$716,628	$—
Accrued discounts/premiums	2,988	—
Realized gain (loss)	—	—
Changed in unrealized appreciation (depreciation)	(171,928)	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	(338,571)	—

Balance, 06/30/09	$209,117	$—

See Notes to Financial Statements.

Inflation Protected Bond Fund
SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Par	Value
U.S. TREASURY OBLIGATIONS — 86.2%
U.S. Treasury Inflationary Index Bonds
3.50%, 01/15/11	$145,000	$185,578
2.38%, 04/15/11	250,000	276,869
3.38%, 01/15/12	1,800,000	2,299,944
2.00%, 04/15/12	1,660,000	1,796,045
3.00%, 07/15/12	2,370,000	2,980,949
0.63%, 04/15/13	3,160,000	3,153,875
1.88%, 07/15/13	2,250,000	2,682,292
2.00%, 01/15/14	1,330,000	1,571,696
1.25%, 04/15/14‡‡	4,020,000	4,071,705
2.00%, 07/15/14	840,000	973,641
1.63%, 01/15/15	2,030,000	2,259,047
1.88%, 07/15/15	1,510,000	1,675,436
2.00%, 01/15/16	1,960,000	2,139,825
2.50%, 07/15/16	1,290,000	1,431,372
2.38%, 01/15/17	1,290,000	1,424,881
2.63%, 07/15/17	1,500,000	1,646,386
1.63%, 01/15/18	2,385,000	2,406,923
1.38%, 07/15/18	2,480,000	2,382,464
2.38%, 01/15/25	4,030,000	4,695,374
2.00%, 01/15/26	2,730,000	2,877,822
2.38%, 01/15/27	2,010,000	2,204,888
1.75%, 01/15/28	4,200,000	4,043,578
3.63%, 04/15/28	1,020,000	1,639,652
2.50%, 01/15/29	2,815,000	2,977,349
3.88%, 04/15/29	2,780,000	4,583,801

		58,381,392

U.S. Treasury Note
4.00%, 08/15/18	530,000	549,917

U.S. Treasury STRIPS
4.52%, 11/15/27Ω	860,000	377,035

Total U.S. Treasury Obligations (Cost $58,762,986)		59,308,344

	Shares
MONEY MARKET FUND — 9.6%
GuideStone Money Market Fund (GS4 Class)¥ (Cost $6,654,220)	6,654,220	6,654,220

TOTAL INVESTMENTS — 95.8% (Cost $65,417,206)		65,962,564

Other Assets in Excess of Liabilities — 4.2%		2,856,897

NET ASSETS — 100.0%		$68,819,461

PORTFOLIO SUMMARY (based on net assets)

%
U.S. Treasury Obligations	86.2
Money Market Fund	9.6
Futures Contracts	(3.9)

91.9

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Assets:
Level 1 — Quoted Prices
Futures Contracts	$—	$(1,076)
Money Market Fund	6,654,220	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	59,308,344	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$65,962,564	$(1,076)

See Notes to Financial Statements.

Global Bond Fund
SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 0.2%
Federal Home Loan Mortgage Corporation
5.00%, 12/14/18	$206,000	$195,938
Federal National Mortgage Association
0.34%, 01/25/10Ω‡‡	133,000	132,766

Total Agency Obligations (Cost $310,126)		328,704

ASSET-BACKED SECURITIES — 3.0%
ARG Funding Corporation
2.64%, 05/20/11 144A†	665,000	621,823
Bear Stearns Asset-Backed Securities Trust
0.79%, 10/25/33 STEP	126,216	116,965
Capital One Multi-Asset Execution Trust
0.35%, 03/16/15†	720,000	692,334
Carrington Mortgage Loan Trust
0.63%, 10/25/35†	90,824	70,354
Chase Issuance Trust
0.69%, 11/15/12†	1,135,000	1,095,687
0.57%, 04/15/19†	760,000	528,926
Citibank Credit Card Issuance Trust
6.30%, 06/20/14	710,000	670,927
Discover Card Master Trust I
0.41%, 06/16/15†	655,000	613,358
GMAC Mortgage Corporation Loan Trust
0.49%, 12/25/36†	1,474,558	443,324
Lehman XS Trust
0.40%, 02/25/37†	521,916	240,034
Morgan Stanley Mortgage Loan Trust
0.43%, 10/25/36†	146,397	132,714
Origen Manufactured Housing
0.47%, 11/15/18†	82,772	68,765
RAAC Series
0.65%, 07/25/37 144A†	144,151	140,863
Residential Asset Securities Corporation
6.35%, 03/25/32	65,996	36,398
Security National Mortgage Loan Trust
0.59%, 01/25/37 144A†	198,454	134,392

Total Asset-Backed Securities (Cost $7,091,043)		5,606,864

CORPORATE BONDS — 44.3%
Activant Solutions, Inc.
9.50%, 05/01/16	15,000	11,662
AES Corporation
8.38%, 03/01/11(U)	50,000	74,342
8.75%, 05/15/13 144A	312,000	318,240
8.00%, 10/15/17	315,000	294,525
Affinion Group, Inc.
10.13%, 10/15/13	100,000	93,000
10.13%, 10/15/13 144A	110,000	102,300
11.50%, 10/15/15	105,000	90,300
Allegheny Energy Supply
7.80%, 03/15/11Δ	90,000	93,148
Allied Waste North America, Inc.
7.13%, 05/15/16Δ	225,000	226,429
AMC Entertainment, Inc.
8.75%, 06/01/19 144A	20,000	18,900
American General Finance Corporation
5.75%, 09/15/16	700,000	376,216
American International Group, Inc.
5.05%, 10/01/15	100,000	54,007
AMH Holdings, Inc.
11.25%, 03/01/14 STEP	15,000	6,675
Amkor Technology, Inc.
7.75%, 05/15/13	660,000	608,025
Anadarko Petroleum Corporation
5.95%, 09/15/16	20,000	19,761
Appleton Papers, Inc.
8.13%, 06/15/11	40,000	26,200
9.75%, 06/15/14	100,000	34,500
Ashtead Capital, Inc.
9.00%, 08/15/16 144A	140,000	119,350
Ashton Woods USA LLC
38.21%, 06/30/15 STEP 144AΩ@	20,800	7,800
Associated Materials, Inc.
9.75%, 04/15/12Δ	120,000	105,600
AT&T Corporation
6.50%, 03/15/29	580,000	555,863
AT&T, Inc.
6.55%, 02/15/39Δ	454,000	454,669
Autonation, Inc.
3.13%, 04/15/13†	200,000	177,250
Baltimore Gas & Electric Co.
5.20%, 06/15/33	1,125,000	938,143
Banca Popolare di Lodi Investors Trust III
6.74%, 06/30/36(E)†	260,000	206,354
Belden & Blake Corporation
8.75%, 07/15/12Δ	165,000	134,475
Berry Petroleum Co.
10.25%, 06/01/14	70,000	71,050
Biomet, Inc.
10.38%, 10/15/17 PIK	555,000	539,738
Blockbuster, Inc.
9.00%, 09/01/12Δ	110,000	53,350
Boeing Capital Corporation, Ltd.
5.80%, 01/15/13	60,000	64,369
Boston Scientific Corporation
7.00%, 11/15/35	215,000	175,225
Buffets Restaurants Holdings, Inc.
12.50%, 11/01/14#	105,000	—
Caterpillar Financial Services Corporation
6.13%, 02/17/14	440,000	469,816
5.45%, 04/15/18	25,000	23,842
CCH I Holdings LLC
11.00%, 10/01/15#@	520,000	65,000
CDX North America High Yield
7.63%, 06/29/12 144A	948,460	827,531

See Notes to Financial Statements.

	Par	Value
Cengage Learning Acquisitions, Inc.
10.50%, 01/15/15 144A	$100,000	$81,500
Ceridian Corporation
12.25%, 11/15/15 144AΔ	60,000	43,425
Charter Communications Holdings LLC
12.13%, 01/15/12#	50,000	500
Charter Communications Operating LLC
10.88%, 09/15/14 144A#@	140,000	145,600
Chesapeake Energy Corporation
6.50%, 08/15/17	1,190,000	1,005,550
6.25%, 01/15/18	30,000	25,050
7.25%, 12/15/18	110,000	96,250
Chiquita Brands International, Inc.
7.50%, 11/01/14Δ	450,000	380,250
CII Carbon LLC
11.13%, 11/15/15 144A	190,000	137,988
Cincinnati Bell Telephone Co.
6.30%, 12/01/28	155,000	96,875
CIT Group Holdings, Inc.
5.40%, 01/30/16	4,000	2,261
CIT Group, Inc.
5.40%, 02/13/12	2,000	1,361
5.00%, 02/13/14Δ	242,000	143,846
5.13%, 09/30/14	73,000	43,072
5.00%, 02/01/15Δ	477,000	281,261
5.85%, 09/15/16Δ	73,000	41,265
12.00%, 12/18/18 144AΔ	1,332,000	626,362
CMP Susquehanna Radio Holdings Corporation
9.88%, 05/15/14 144A†	6,000	2,576
Colorado Interstate Gas Co.
5.95%, 03/15/15	20,000	19,748
6.80%, 11/15/15	125,000	129,036
Comcast Corporation
6.50%, 01/15/15	60,000	63,715
6.50%, 01/15/17	60,000	63,747
5.65%, 06/15/35	500,000	459,426
Commerzbank Capital Funding Trust I
5.01%, 04/12/37(E)†	900,000	416,207
Community Health Systems, Inc.
8.88%, 07/15/15Δ	100,000	98,500
Complete Production Services, Inc.
8.00%, 12/15/16	80,000	68,800
ConocoPhillips
6.50%, 02/01/39	150,000	160,207
Continental Airlines, Inc.
9.00%, 07/08/16	1,250,000	1,256,250
5.98%, 04/19/22Δ	545,000	449,625
Countrywide Financial Corporation
5.80%, 06/07/12	90,000	90,621
6.25%, 05/15/16	280,000	248,743
Cricket Communications, Inc.
7.75%, 05/15/16 144A	150,000	145,125
CSX Corporation
6.15%, 05/01/37	138,000	128,713
Cummins, Inc.
5.65%, 03/01/28	1,500,000	798,992
DAE Aviation Holdings, Inc.
11.25%, 08/01/15 144A	230,000	134,550
DaVita, Inc.
6.63%, 03/15/13	140,000	132,650
Delhaize America, Inc.
9.00%, 04/15/31	301,000	366,361
Deutsche Postbank Funding Trust IV
5.98%, 06/29/49(E)†	300,000	218,846
Developers Diversified Realty Corporation
5.38%, 10/15/12	315,000	213,088
DI Finance
9.50%, 02/15/13	180,000	173,700
DISH DBS Corporation
7.00%, 10/01/13Δ	600,000	573,000
Dole Food Co., Inc.
7.25%, 06/15/10	360,000	356,400
Dollar General Corporation
10.63%, 07/15/15	80,000	86,800
11.88%, 07/15/17 PIKΔ	5,000	5,425
Dominion Resources, Inc.
8.88%, 01/15/19	250,000	298,634
DR Horton, Inc.
6.50%, 04/15/16Δ	345,000	296,700
Dynegy Holdings, Inc.
7.50%, 06/01/15	307,000	257,496
7.75%, 06/01/19	746,000	584,678
Edison Mission Energy
7.63%, 05/15/27	180,000	116,100
Education Management LLC
10.25%, 06/01/16Δ	185,000	181,762
El Paso Corporation
8.25%, 02/15/16	335,000	327,462
El Paso Natural Gas Co.
8.63%, 01/15/22	90,000	97,657
8.38%, 06/15/32	75,000	81,955
El Pollo Loco, Inc.
11.75%, 12/01/12 144A	20,000	20,600
11.75%, 11/15/13Δ	65,000	52,325
Embarq Corporation
8.00%, 06/01/36	1,245,000	1,097,592
Energy Future Holdings Corporation
5.55%, 11/15/14Δ	10,000	6,364
11.25%, 11/01/17 PIK	943,400	580,191
6.50%, 11/15/24	370,000	187,250
6.55%, 11/15/34	300,000	145,728
Energy Transfer Partners LP
9.00%, 04/15/19	100,000	114,386
Enterprise Products Operating LLC
9.75%, 01/31/14	250,000	287,646
Enterprise Products Operating LLC
8.38%, 08/01/66†	60,000	48,360
Erac USA Finance Co.
6.38%, 10/15/17 144A	245,000	221,556
7.00%, 10/15/37 144A	1,065,000	849,226
Eurohypo Capital Funding Trust 1
6.45%, 12/23/49(E)†	27,000	8,522
EXCO Resources, Inc.
7.25%, 01/15/11	125,000	121,875

See Notes to Financial Statements.

Global Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
FirstEnergy Corporation
7.38%, 11/15/31	$45,000	$42,586
Ford Motor Co.
6.63%, 10/01/28	850,000	463,250
Ford Motor Credit Co., LLC
5.70%, 01/15/10Δ	1,250,000	1,206,587
3.26%, 01/13/12†	37,500	29,062
7.00%, 10/01/13Δ	650,000	523,071
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17	470,000	474,191
Freescale Semiconductor, Inc.
10.13%, 12/15/16	130,000	44,850
Fresenius US Finance II, Inc.
8.75%, 07/15/15 144A(E)	30,000	45,032
Frontier Communications Corporation
9.25%, 05/15/11	200,000	209,500
7.13%, 03/15/19	120,000	102,900
7.88%, 01/15/27	405,000	326,025
General Electric Capital Corporation
3.49%, 03/08/12(G)	200,000	129,112
7.63%, 12/10/14(Z)	905,000	547,304
4.88%, 03/04/15Δ	370,000	360,401
6.50%, 09/28/15(Z)	255,000	143,348
6.75%, 09/26/16(Z)	150,000	85,467
5.63%, 05/01/18	25,000	23,685
6.75%, 03/15/32	30,000	27,005
5.88%, 01/14/38	100,000	79,378
General Motors Corporation
8.38%, 07/05/33(E)#	250,000	41,910
Georgia Gulf Corporation
9.50%, 10/15/14@	125,000	38,125
Georgia-Pacific LLC
8.00%, 01/15/24	355,000	303,525
8.88%, 05/15/31	785,000	682,950
GMAC, Inc.
5.75%, 05/21/10 144A	117,000	109,980
5.38%, 06/06/11 144AΔ	415,000	356,900
6.00%, 12/15/11 144AΔ	1,016,000	878,840
7.50%, 12/31/13 144A	87,000	68,295
6.75%, 12/01/14 144A	399,000	317,205
8.00%, 12/31/18 144A	104,000	67,080
8.00%, 11/01/31 144A	757,000	537,470
Goldman Sachs Group, Inc.
5.00%, 10/01/14Δ	600,000	603,743
6.15%, 04/01/18Δ	300,000	292,559
Goodyear Tire & Rubber Co.
7.00%, 03/15/28	690,000	534,750
Graham Packaging Co., Inc.
8.50%, 10/15/12Δ	25,000	24,250
H&E Equipment Services, Inc.
8.38%, 07/15/16	205,000	165,538
Hawaiian Telcom Communications, Inc.
12.50%, 05/01/15#@	65,000	6
Hawker Beechcraft Acquisition Co., LLC
8.88%, 04/01/15 PIKΔ	330,000	140,250
HCA, Inc.
8.75%, 11/01/10(U)	140,000	231,479
7.88%, 02/01/11Δ	240,000	237,300
6.25%, 02/15/13	480,000	422,400
5.75%, 03/15/14	40,000	32,200
6.38%, 01/15/15	870,000	711,225
7.19%, 11/15/15	205,000	158,487
6.50%, 02/15/16Δ	220,000	178,750
9.25%, 11/15/16	60,000	59,250
9.63%, 11/15/16 PIK	194,000	192,545
7.50%, 12/15/23	555,000	364,286
8.36%, 04/15/24	90,000	59,868
7.69%, 06/15/25	775,000	479,808
7.58%, 09/15/25	570,000	353,816
Hertz Corporation
8.88%, 01/01/14	250,000	231,250
Hess Corporation
6.65%, 08/15/11Δ	60,000	63,891
8.13%, 02/15/19	310,000	353,525
Hexion US Finance Corporation
9.75%, 11/15/14	1,170,000	532,350
Highwoods Realty LP
5.85%, 03/15/17	180,000	143,559
Hollandwide Parent BV
29.76%, 08/01/14(E)Ω	190,000	2,665
Home Depot, Inc.
5.40%, 03/01/16Δ	120,000	119,952
5.88%, 12/16/36	1,690,000	1,495,765
Host Hotels & Resorts LP
2.63%, 04/15/27 144A	750,000	640,312
Idearc, Inc.
8.00%, 11/15/16#	185,000	5,781
Intel Corporation
2.95%, 12/15/35	15,000	12,675
International Lease Finance Corporation
4.75%, 07/01/09Δ	345,000	345,000
6.63%, 12/07/09(U)	395,000	620,415
5.00%, 04/15/10	145,000	132,825
5.63%, 09/15/10Δ	115,000	103,343
5.55%, 09/05/12	50,000	38,872
6.38%, 03/25/13	245,000	186,543
International Paper Co.
5.50%, 01/15/14	575,000	528,750
7.95%, 06/15/18	635,000	613,569
iStar Financial, Inc.
5.65%, 09/15/11Δ	92,000	53,384
5.50%, 06/15/12	75,000	38,084
8.63%, 06/01/13	75,000	39,027
5.95%, 10/15/13	954,000	420,086
5.70%, 03/01/14	62,000	26,062
6.05%, 04/15/15Δ	20,000	8,008
5.88%, 03/15/16Δ	22,000	8,810
JC Penney Corporation, Inc.
6.38%, 10/15/36	1,270,000	942,480
7.63%, 03/01/38	1,300,000	872,699
Jefferson Smurfit Corporation
7.50%, 06/01/13#	625,000	235,937
Jones Apparel Group, Inc.
6.13%, 11/15/34	135,000	85,725
K Hovnanian Enterprises, Inc.
6.38%, 12/15/14	795,000	417,375
Kerr-McGee Corporation
6.95%, 07/01/24	30,000	27,899
Keystone Automotive Operations, Inc.
9.75%, 11/01/13	45,000	15,075

See Notes to Financial Statements.

	Par	Value
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	$1,060,000	$1,039,336
7.40%, 03/15/31	255,000	249,446
6.50%, 02/01/37	75,000	68,699
6.95%, 01/15/38	90,000	87,447
Knight, Inc.
5.15%, 03/01/15	150,000	130,875
Kraft Foods, Inc.
4.13%, 11/12/09	40,000	40,423
L-3 Communications Corporation
7.63%, 06/15/12	600,000	603,000
6.13%, 01/15/14	45,000	42,075
6.38%, 10/15/15	450,000	410,625
Lamar Media Corporation
6.63%, 08/15/15	20,000	17,000
Lehman Brothers Holdings, Inc.
5.25%, 02/06/12#	130,000	19,825
Leiner Health Products, Inc.
11.00%, 06/01/12#@	285,000	1,425
Lennar Corporation
5.60%, 05/31/15	1,400,000	1,109,500
Level 3 Communications, Inc.
3.50%, 06/15/12Δ	195,000	137,475
Level 3 Financing, Inc.
9.25%, 11/01/14	260,000	214,500
8.75%, 02/15/17	1,185,000	906,525
Mariner Energy, Inc.
8.00%, 05/15/17Δ	70,000	58,450
Marsh & McLennan Cos., Inc.
5.88%, 08/01/33	1,000,000	793,622
Maxtor Corporation
5.75%, 03/01/12@	104,000	86,840
MBIA Insurance Corporation
14.00%, 01/15/33 144A†	435,000	165,402
Merrill Lynch & Co., Inc.
6.11%, 01/29/37	2,000,000	1,549,132
Metals USA, Inc.
11.13%, 12/01/15	140,000	115,675
MetroPCS Wireless, Inc.
9.25%, 11/01/14	10,000	9,988
Michaels Stores, Inc.
10.00%, 11/01/14Δ	50,000	42,250
Midwest Generation LLC
8.30%, 07/02/09	18,255	18,164
Mirant Mid Atlantic Pass Through Trust
10.06%, 12/30/28	165,630	159,212
Morgan Stanley
4.75%, 04/01/14Δ	50,000	47,279
Motorola, Inc.
6.50%, 09/01/25	720,000	505,081
6.50%, 11/15/28Δ	155,000	105,640
6.63%, 11/15/37	625,000	426,052
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	1,200,000	824,519
Neiman-Marcus Group, Inc.
9.00%, 10/15/15 PIKΔ	363,653	216,374
7.13%, 06/01/28	30,000	18,300
Nevada Power Co.
8.25%, 06/01/11	290,000	309,076
5.88%, 01/15/15	100,000	102,563
NewPage Corporation
7.28%, 05/01/12†	265,000	131,175
Nextel Communications, Inc.
5.95%, 03/15/14	970,000	768,725
7.38%, 08/01/15Δ	1,615,000	1,296,038
Noranda Aluminium Acquisition Corporation
5.41%, 05/15/15 PIK	72,570	40,367
Norcraft Holdings LP
9.75%, 09/01/12 STEP	195,000	183,300
Nortek, Inc.
8.50%, 09/01/14	5,000	1,450
NRG Energy, Inc.
7.38%, 02/01/16	300,000	284,625
NTK Holdings, Inc.
99.00%, 03/01/14Ω	160,000	13,600
Oncor Electric Delivery Co.
6.38%, 01/15/15	100,000	104,685
Orion Power Holdings, Inc.
12.00%, 05/01/10	55,000	57,200
Owens Corning, Inc.
7.00%, 12/01/36Δ	220,000	156,299
Oxford Industries, Inc.
11.38%, 07/15/15	135,000	132,806
Panhandle Eastern Pipeline Co.
7.00%, 06/15/18	1,100,000	1,118,468
Peabody Energy Corporation
6.88%, 03/15/13Δ	190,000	189,050
Pemex Project Funding Master Trust
6.63%, 06/15/35	1,540,000	1,394,750
Penhall International Corporation
12.00%, 08/01/14 144A@	205,000	74,825
PetroHawk Energy Corporation
9.13%, 07/15/13	70,000	70,000
Pioneer Natural Resources Co.
5.88%, 07/15/16	900,000	780,510
7.20%, 01/15/28	315,000	248,012
Plains Exploration & Production Co.
10.00%, 03/01/16Δ	75,000	77,438
Quicksilver Resources, Inc.
11.75%, 01/01/16Δ	95,000	98,800
Qwest Capital Funding, Inc.
6.50%, 11/15/18	225,000	174,375
Qwest Communications International, Inc.
7.25%, 02/15/11Δ	35,000	34,125
7.50%, 02/15/14	20,000	18,350
Qwest Corporation
7.88%, 09/01/11	100,000	100,500
3.88%, 06/15/13†	100,000	89,875
7.63%, 06/15/15	300,000	283,500
6.50%, 06/01/17	65,000	57,525
7.50%, 06/15/23Δ	125,000	100,000
7.25%, 09/15/25	90,000	69,300
6.88%, 09/15/33	2,500,000	1,837,500
7.25%, 10/15/35	110,000	80,300
RailAmerica, Inc.
9.25%, 07/01/17 144A	110,000	106,700
Realogy Corporation
12.38%, 04/15/15	235,000	66,975
RH Donnelley Corporation
6.88%, 01/15/13#	320,000	18,000

See Notes to Financial Statements.

Global Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
RH Donnelley, Inc.
11.75%, 05/15/15 144A#	$310,000	$144,150
RSC Equipment Rental, Inc.
9.50%, 12/01/14Δ	160,000	129,200
10.00%, 07/15/17	80,000	80,000
Ryerson, Inc.
12.00%, 11/01/15 144A	160,000	131,200
Sandridge Energy, Inc.
9.88%, 05/15/16 144A	185,000	179,450
Service Corporation International
7.50%, 04/01/27	75,000	59,250
Simon Property Group LP
5.75%, 12/01/15	25,000	23,055
5.88%, 03/01/17	15,000	13,793
10.35%, 04/01/19	130,000	147,944
SLM Corporation
6.50%, 06/15/10(Z)	275,000	130,016
5.38%, 01/15/13	650,000	543,426
5.00%, 10/01/13	380,000	307,645
4.75%, 03/17/14(E)	170,000	172,902
5.38%, 05/15/14	1,000,000	804,520
8.45%, 06/15/18	769,000	658,839
Smurfit-Stone Container Enterprises, Inc.
8.00%, 03/15/17#	335,000	125,625
Sprint Capital Corporation
8.38%, 03/15/12	60,000	59,400
6.88%, 11/15/28	755,000	539,825
Steel Dynamics, Inc.
7.38%, 11/01/12	45,000	42,862
Stone Energy Corporation
8.25%, 12/15/11	115,000	94,875
Suburban Propane Partners LP
6.88%, 12/15/13Δ	145,000	134,125
Sungard Data Systems, Inc.
10.25%, 08/15/15Δ	190,000	176,462
Swift Transportation Co., Inc.
8.63%, 05/15/15 144A†	40,000	13,400
12.50%, 05/15/17 144AΔ	190,000	67,450
Tenet Healthcare Corporation
7.38%, 02/01/13	1,100,000	995,500
9.00%, 05/01/15 144A	85,000	86,062
10.00%, 05/01/18 144A	55,000	58,025
8.88%, 07/01/19 144AΔ	377,000	380,770
6.88%, 11/15/31	85,000	51,425
Terex Corporation
10.88%, 06/01/16	80,000	80,400
Time Warner Cable, Inc.
5.85%, 05/01/17	1,200,000	1,200,181
8.75%, 02/14/19	190,000	221,711
8.25%, 04/01/19	130,000	147,753
6.75%, 06/15/39Δ	80,000	78,109
Time Warner, Inc.
6.88%, 05/01/12	90,000	96,339
Toledo Edison Co.
6.15%, 05/15/37	125,000	118,043
“Toys ”R“ Us, Inc.”
7.38%, 10/15/18Δ	335,000	241,200
Unicredito Italiano Capital Trust III
4.03%, 10/29/49(E)†	250,000	201,661
United Rentals, Inc.
7.00%, 02/15/14Δ	655,000	538,738
UnitedHealth Group, Inc.
5.80%, 03/15/36	790,000	640,929
Universal Hospital Services, Inc.
4.64%, 06/01/15†	20,000	16,200
8.50%, 06/01/15 PIK	20,000	18,950
Univision Communications, Inc.
12.00%, 07/01/14	215,000	212,312
US Investigations Services, Inc.
10.50%, 11/01/15 144A	150,000	123,000
US Oncology Holdings, Inc.
6.90%, 03/15/12 PIK	141,000	119,498
US Oncology, Inc.
9.13%, 08/15/17 144A	155,000	154,612
USG Corporation
6.30%, 11/15/16	1,250,000	931,250
Valor Telecommunications Enterprises Finance Corporation
7.75%, 02/15/15	125,000	122,595
Vanguard Health Holding Co. II LLC
9.00%, 10/01/14	220,000	211,750
Ventas Realty LP
9.00%, 05/01/12	305,000	315,675
Verizon Communications, Inc.
5.85%, 09/15/35	22,000	20,528
6.40%, 02/15/38Δ	18,000	17,679
Verizon Global Funding Corporation
6.88%, 06/15/12Δ	30,000	32,985
Verizon New York, Inc.
7.38%, 04/01/32	205,000	200,269
Visteon Corporation
8.25%, 08/01/10#	57,000	1,995
12.25%, 12/31/16 144A#	142,000	5,680
W&T Offshore, Inc.
8.25%, 06/15/14 144A	50,000	38,750
Wachovia Corporation
5.25%, 08/01/14Δ	120,000	117,558
Waste Management, Inc.
7.38%, 08/01/10	50,000	52,116
7.38%, 05/15/29	50,000	49,429
WellPoint, Inc.
7.00%, 02/15/19	80,000	82,846
Wendy’s/Arby’s Restaurants LLC
10.00%, 07/15/16 144AΔ	50,000	48,062
Western Union Co.
6.20%, 11/17/36	620,000	586,103
Westvaco Corporation
8.20%, 01/15/30	150,000	132,816
7.95%, 02/15/31	135,000	119,477
Weyerhaeuser Co.
6.75%, 03/15/12	120,000	120,116
Whiting Petroleum Corporation
7.00%, 02/01/14	130,000	121,225
Williams Cos., Inc.
7.13%, 09/01/11	525,000	535,687
7.50%, 01/15/31Δ	130,000	114,684
Windstream Corporation
8.63%, 08/01/16	650,000	625,625
WMG Acquisition Corporation
9.50%, 06/15/16 144A	30,000	30,000

See Notes to Financial Statements.

	Par	Value
XTO Energy, Inc.
7.50%, 04/15/12	$30,000	$33,253

Total Corporate Bonds (Cost $93,168,388)		82,424,152

FOREIGN BONDS — 33.6%
Argentina — 0.1%
Republic of Argentina
7.00%, 09/12/13	488,000	274,931

Australia — 1.6%
FMG Finance Party, Ltd.
9.75%, 09/01/13(E)	80,000	102,689
National Capital Instruments LLC
2.10%, 12/29/49(E)†	150,000	106,266
New South Wales Treasury Corporation
7.00%, 12/01/10(A)	2,825,000	2,375,489
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/19Δ	380,000	423,075

		3,007,519

Bermuda — 0.5%
White Mountains Re Group, Ltd.
6.38%, 03/20/17 144A	1,250,000	951,995

Brazil — 2.8%
Brazil Notas do Tesouro Nacional, Series F
10.00%, 01/01/12(B)	2,000,000	1,046,564
Federative Republic of Brazil
10.25%, 01/10/28(B)	6,000,000	3,031,386
11.00%, 08/17/40Δ	700,000	914,200
Globo Comunicacao e Participacoes SA
7.25%, 04/26/22	170,000	166,600

		5,158,750

Canada — 7.9%
Bell Canada
6.55%, 05/01/29 144A(C)	380,000	308,394
7.30%, 02/23/32 144A(C)	640,000	563,788
6.10%, 03/16/35 144A(C)	380,000	292,572
Bombardier, Inc.
7.25%, 11/15/16(E)	161,000	193,043
Canadian Government
5.25%, 06/01/12(C)	10,000,000	9,422,001
Conoco Funding Co.
6.35%, 10/15/11	70,000	76,437
Methanex Corporation
8.75%, 08/15/12	45,000	42,919
Nortel Networks, Ltd.
6.88%, 09/01/23#	380,000	53,200
Novelis, Inc.
7.25%, 02/15/15	125,000	95,625
OPTI Canada, Inc.
7.88%, 12/15/14Δ	100,000	65,250
8.25%, 12/15/14	70,000	46,550
Province of Manitoba
6.38%, 09/01/15(Z)	815,000	506,567
Province of Quebec
6.75%, 11/09/15(Z)	2,650,000	1,664,331
Rogers Cable, Inc.
7.88%, 05/01/12	240,000	258,846
Rogers Wireless, Inc.
9.63%, 05/01/11	450,000	491,076
Stone Container Finance Company Of Canada II
7.38%, 07/15/14#	650,000	300,625
Sun Media Corporation
7.63%, 02/15/13	100,000	66,250
Talisman Energy, Inc.
6.25%, 02/01/38	80,000	72,279
Teck Resources, Ltd.
9.75%, 05/15/14 144A	55,000	56,980
10.25%, 05/15/16 144A	50,000	52,439
10.75%, 05/15/19 144A	95,000	102,282

		14,731,454

Cayman Islands — 1.2%
MUFG Capital Finance 2, Ltd.
4.85%, 07/25/36(E)†	500,000	513,061
Odebrecht Finance, Ltd.
7.50%, 10/18/17	130,000	130,006
7.50%, 10/18/17 144A	100,000	99,500
Shinsei Finance Cayman, Ltd.
6.42%, 07/20/49 144A†	120,000	48,049
SMFG Preferred Capital, Ltd.
6.16%, 12/31/49(U)†	350,000	391,240
TGI International, Ltd.
9.50%, 10/03/17	130,000	131,300
Vale Overseas, Ltd.
6.88%, 11/21/36	927,000	882,509

		2,195,665

Colombia — 0.3%
Republic of Colombia
7.38%, 03/18/19	100,000	107,250
7.38%, 09/18/37Δ	400,000	410,000

		517,250

Denmark — 0.4%
Nordic Telephone Co. Holdings ApS
6.87%, 05/01/16(E)†	111,000	145,596
8.25%, 05/01/16(E)	200,000	276,363
8.88%, 05/01/16 144A	265,000	257,050

		679,009

Finland — 0.1%
M-real OYJ
6.15%, 12/15/10(E)†	300,000	248,306

France — 1.3%
AXA SA
6.21%, 10/05/49(E)†	360,000	320,264
Banque Federative du Credit Mutuel
4.47%, 10/28/35(E)†	157,000	123,086
Compagnie Generale de Geophysique - Veritas
7.50%, 05/15/15	90,000	83,025
Credit Agricole SA
4.13%, 11/09/49(E)†	500,000	445,408
Dexia Credit Local
4.30%, 11/18/49(E)†	500,000	268,507
Europcar Groupe SA
4.78%, 05/15/13(E)†	155,000	128,400

See Notes to Financial Statements.

Global Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
France Government Bond OAT
4.00%, 04/25/45(E)	$320,000	$419,253
French Government Bond
4.70%, 10/25/32(E)Ω	1,030,000	498,216
Korreden SA
11.00%, 08/01/14(E)†	69,333	31,611
Rhodia SA
4.19%, 10/15/13(E)†	50,000	51,029

		2,368,799

Germany — 3.2%
ABN AMRO SA
9.63%, 03/01/13	100,000	102,890
Bayerische Landesbank
5.75%, 10/23/17(E)	550,000	691,599
Bundesrepublik Deutschland
4.00%, 07/04/16(E)	2,000	2,973
3.75%, 01/04/19(E)	3,140,000	4,554,658
HSH Nordbank AG
1.59%, 02/14/17(E)†	52,000	29,200
HT1 Funding GmbH
6.35%, 07/29/49(E)†	433,000	235,607
Kabel Deutschland GmbH
10.75%, 07/01/14(E)	106,000	153,164
Kreditanstalt fuer Wiederaufbau
10.75%, 02/01/10(I)	26,800,000	217,652

		5,987,743

Iceland — 0.1%
Kaupthing Bank HF
5.75%, 10/04/11 144A#	100,000	13,500
7.13%, 05/19/16 144A#@	150,000	375
6.13%, 10/04/16 144A#	700,000	94,500

		108,375

Ireland — 0.7%
Ardagh Glass Finance PLC
7.13%, 06/15/17(E)Δ	85,000	90,547
7.13%, 06/15/17 144A(E)	112,000	117,840
Ardagh Glass Group PLC
10.75%, 03/01/15 PIK(E)	89,568	60,941
Elan Finance PLC
7.75%, 11/15/11	875,000	813,750
8.88%, 12/01/13	235,000	216,200
Vimpel Communications
8.38%, 04/30/13 144A	100,000	91,250

		1,390,528

Italy — 0.1%
Banco Popolare SC
6.16%, 06/29/49(E)†	200,000	131,869

Japan — 0.8%
Japanese 20-Year Government Bond
2.10%, 03/20/27(J)	30,000,000	317,732
Japanese 30-Year Government Bond
2.30%, 12/20/36(J)	29,000,000	307,565
Japanese Government CPI Linked Bond
1.30%, 09/10/17(J)	60,000,000	549,481
Resona Bank, Ltd.
5.99%, 08/10/49(U)†	300,000	366,492

		1,541,270

Jersey — 0.3%
HSBC Capital Funding LP
5.37%, 03/24/14(E)†	420,000	382,980
RZB Finance Jersey IV, Ltd.
5.17%, 05/16/16(E)†	250,000	149,054

		532,034

Luxembourg — 2.3%
Evraz Group SA
8.88%, 04/24/13	100,000	85,250
8.88%, 04/24/13 144A	160,000	132,000
9.50%, 04/24/18 144A	100,000	77,750
Fortis Hybrid Financing
5.13%, 06/29/49(E)†	250,000	161,329
Gaz Capital for Gazprom
6.21%, 11/22/16 144A	200,000	168,000
Gaz Capital SA
7.29%, 08/16/37Δ	190,000	144,068
HSH Nordbank Luxembourg
7.41%, 06/30/49(E)	450,000	85,224
Kuznetski Capital for Bank of Moscow
6.81%, 05/10/17†	271,000	200,540
Lecta SA
3.91%, 02/15/14(E)†	200,000	166,940
3.91%, 02/15/14 144A(E)†	102,000	85,140
RSHB Capital SA for OJSC Russian Agricultural Bank
7.18%, 05/16/13	200,000	192,430
7.13%, 01/14/14 144A	120,000	113,400
9.00%, 06/11/14 144A	560,000	568,400
6.97%, 09/21/16†	100,000	87,130
6.30%, 05/15/17 144A	386,000	333,890
TNK-BP Finance SA
7.50%, 07/18/16 144A	250,000	214,375
7.88%, 03/13/18	870,000	735,150
Tyco International Group SA
6.38%, 10/15/11	90,000	94,886
UBS Luxembourg SA for OJSC Vimpel Communications
8.25%, 05/23/16	255,000	214,200
Wind Acquisition Finance SA
9.75%, 12/01/15(E)	53,000	72,864
9.75%, 12/01/15 144A(E)	200,000	274,960
10.75%, 12/01/15 144A	105,000	105,525

		4,313,451

Mexico — 1.6%
Axtel SAB de CV
7.63%, 02/01/17	20,000	16,100
7.63%, 02/01/17 144AΔ	490,000	394,450
Kansas City Southern de Mexico SA de CV
7.63%, 12/01/13	140,000	121,100
12.50%, 04/01/16 144A	160,000	163,200
Mexican Bonos
8.00%, 12/07/23(M)	30,500,000	2,230,363
United Mexican States
6.05%, 01/11/40Δ	156,000	142,506

		3,067,719

Netherlands — 1.8%
ABN Amro Bank NV
4.31%, 02/10/49(E)†	595,000	347,236
See Notes to Financial Statements.

	Par	Value
Carlson Wagonlit BV
7.12%, 05/01/15(E)†	$151,000	$99,561
7.12%, 05/01/15 144A(E)†	200,000	136,077
Clondalkin Acquisition BV
3.28%, 12/15/13 144A(E)†	66,000	67,127
Clondalkin Industries BV
8.00%, 03/15/14 144A(E)	150,000	122,049
Deutsche Telekom International Finance BV
5.75%, 03/23/16	80,000	82,022
ELM BV for Swiss Life Insurance & Pension Group
5.85%, 04/12/49(E)†	300,000	185,177
ELM BV for Swiss Reinsurance Co.
5.25%, 05/25/49(E)†	400,000	314,398
Impress Holdings BV
4.56%, 09/15/13 144A(E)†	200,000	246,903
9.25%, 09/15/14 144A(E)	150,000	188,334
KazMunaiGaz Finance Sub BV
8.38%, 07/02/13 144A	230,000	213,325
Lukoil International Finance BV
6.36%, 06/07/17	650,000	581,750
OI European Group BV
6.88%, 03/31/17 144A(E)	100,000	123,452
Shell International Finance BV
6.38%, 12/15/38	130,000	141,836
SNS Reaal
6.26%, 03/17/38(E)†	260,000	174,468
UPC Holding BV
8.00%, 11/01/16(E)	304,000	360,366

		3,384,081

Norway — 0.7%
Norway Government Bond
5.00%, 05/15/15(K)	355,000	59,234
4.25%, 05/19/17(K)	8,060,000	1,284,748

		1,343,982

Panama — 0.2%
Panama Government International Bond
7.25%, 03/15/15	51,000	55,845
Republic of Panama
9.38%, 04/01/29Δ	80,000	100,800
6.70%, 01/26/36	249,000	242,775

		399,420

Peru — 0.1%
Republic of Peru
8.38%, 05/03/16	50,000	57,875
7.35%, 07/21/25Δ	40,000	43,000
6.55%, 03/14/37Δ	19,000	18,525

		119,400

Russia — 0.5%
Russian Federation
7.50%, 03/31/30 STEP	871,680	866,886

South Africa — 0.2%
Edcon Holdings Proprietary, Ltd.
6.78%, 06/15/15(E)†	96,000	56,563
6.78%, 06/15/15 144A(E)†	224,000	131,981
Edcon Proprietary, Ltd.
4.53%, 06/15/14(E)†Δ	67,000	56,964
New Reclamation Group (Proprietary), Ltd.
8.13%, 02/01/13 144A(E)	76,520	57,430

		302,938

Supranational — 0.5%
Inter-American Development Bank
11.02%, 09/23/13(N)Ω	15,900,000,000	989,437

Sweden — 0.1%
Corral Finans AB
2.94%, 04/15/10 PIK 144A(E)	152,450	139,013

Thailand — 0.2%
True Move Co., Ltd.
10.75%, 12/16/13 144A	461,000	354,970

Turkey — 1.0%
Republic of Turkey
10.00%, 02/15/12(L)	310,000	207,331
6.88%, 03/17/36	1,695,000	1,559,400

		1,766,731

United Arab Emirates — 0.5%
DP World, Ltd.
6.85%, 07/02/37 144A	1,300,000	868,590

United Kingdom — 1.7%
Ashtead Holdings PLC
8.63%, 08/01/15 144AΔ	160,000	137,200
Barclays Bank PLC
6.37%, 12/15/49(U)†	350,000	348,370
FCE Bank PLC
7.13%, 01/16/12(E)Δ	200,000	238,977
Lloyds TSB Bank PLC
4.39%, 05/12/17(E)†	470,000	332,969
Royal Bank of Scotland Group PLC
7.09%, 10/29/49(E)†	500,000	244,343
Vedanta Resources PLC
8.75%, 01/15/14	320,000	292,800
Virgin Media Finance PLC
9.75%, 04/15/14(U)	450,000	699,620
9.13%, 08/15/16	860,000	832,050

		3,126,329

Venezuela — 0.5%
Republic of Venezuela
8.50%, 10/08/14	26,000	18,590
5.75%, 02/26/16Δ	1,065,000	619,936
9.38%, 01/13/34Δ	207,000	130,410
Venezuela Government Bond
7.00%, 03/31/38	246,000	121,155

		890,091

See Notes to Financial Statements.

Global Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Virgin Islands (British) — 0.3%
GTL Trade Finance, Inc.
7.25%, 10/20/17	$320,000	$310,816
7.25%, 10/20/17 144AΔ	309,000	293,550

		604,366

Total Foreign Bonds (Cost $73,939,083)		62,362,901

MORTGAGE-BACKED SECURITIES — 6.4%
Bayview Commercial Asset Trust
0.54%, 07/25/36 144A†	263,083	143,167
Countrywide Alternative Loan Trust
0.55%, 07/20/35†	504,216	223,525
Countrywide Home Loan Mortgage Pass-Through Trust
0.71%, 09/25/35 144A†	635,170	428,994
Credit Suisse Mortgage Capital Certificates
5.70%, 09/15/40†	220,000	151,065
Federal Home Loan Mortgage Corporation
5.50%, 12/17/37	1,915,715	1,980,776
5.00%, 03/01/38	638,107	649,911
Federal National Mortgage Association
5.00%, 07/01/19 TBA	400,000	413,875
6.50%, 10/01/36	587,184	626,372
5.50%, 07/01/37 TBA	400,000	412,875
6.00%, 07/01/37 TBA	200,000	209,000
5.00%, 07/01/38 TBA	5,500,000	5,599,687
Government National Mortgage Association
6.00%, 07/01/38 TBA	200,000	208,250
JPMorgan Chase Commercial Mortgage Securities Corporation
5.42%, 01/15/49	80,000	58,887
6.01%, 06/15/49†	165,000	126,000
MASTR Adjustable Rate Mortgages Trust
2.14%, 12/25/46†	762,424	185,141
MASTR Reperforming Loan Trust
0.66%, 05/25/35 144A†	674,558	464,953

Total Mortgage-Backed Securities (Cost $13,033,003)		11,882,478

	Shares
PREFERRED STOCKS — 1.1%
Bank of America Corporation CONV	602	503,290
CIT Group, Inc.	4,849	34,670
CMP Susquehanna Radio Holdings Corporation	1,492	634
El Paso Energy Capital Trust I CONV	500	15,700
Fannie Mae	3,700	5,604
Federal Home Loan Mortgage Corporation	10,625	12,963
Federal National Mortgage Association	15,650	20,971
Freddie Mac	24,500	24,573
Lucent Technologies Capital Trust I CONV	1,891	1,153,510
Preferred Blocker (GMAC), Inc.	615	264,488

Total Preferred Stocks (Cost $3,134,513)		2,036,403

COMMON STOCKS — 0.0%
Consumer Discretionary — 0.0%
Buffets Restaurants Holdings, Inc.*	201	181

Financial Services — 0.0%
Freddie Mac*	104,601	64,852

Total Common Stocks (Cost $1,464,946)		65,033

RIGHTS/WARRANTS — 0.0%
Buffets Restaurants Holdings, Inc.	89	—
CMP Susquehanna Radio Holdings Corporation	1,705	48

Total Rights/Warrants (Cost $0)		48

MONEY MARKET FUNDS — 15.8%
GuideStone Money Market Fund (GS4 Class)¥	16,337,770	16,337,770
Northern Institutional Liquid Assets Portfolio§	13,075,144	13,075,144

Total Money Market Funds (Cost $29,412,914)		29,412,914

	Par
U.S. TREASURY OBLIGATIONS — 3.7%
U.S. Treasury Inflationary Index Bonds
2.00%, 01/15/16Δ	$1,290,000	1,408,354
1.38%, 07/15/18Δ‡‡	660,000	634,043
3.88%, 04/15/29Δ‡‡	1,260,000	2,077,550

		4,119,947

U.S. Treasury Notes
4.50%, 04/30/12	30,000	32,475
1.88%, 04/30/14Δ	1,250,000	1,213,379
4.50%, 05/15/17	920,000	993,097
2.75%, 02/15/19Δ	450,000	421,593

		2,660,544

Total U.S. Treasury Obligations (Cost $6,638,077)		6,780,491

TOTAL INVESTMENTS — 108.1% (Cost $228,192,093)		200,899,988

Liabilities in Excess of Other Assets — (8.1)%		(15,036,893)

NET ASSETS — 100.0%		$185,863,095

See Notes to Financial Statements.

PORTFOLIO SUMMARY (based on net assets)

	%
Corporate Bonds	44.3
Foreign Bonds	33.6
Money Market Funds	15.8
Futures Contracts	7.3
Mortgage-Backed Securities	6.4
U.S. Treasury Obligations	3.7
Asset-Backed Securities	3.0
Forward Foreign Currency Contracts	1.6
Preferred Stocks	1.1
Agency Obligations	0.2
Common Stocks	—	**
Rights/Warrants	—	**

	117.0

**	Rounds to less than 0.005%.

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Assets:
Level 1 — Quoted Prices
Common Stocks	$65,033	$—
Futures Contracts	—	(55,190)
Money Market Funds	29,412,914	—
Preferred Stocks	882,259	—
Level 2 — Other Significant Observable Inputs
Agency Obligations	328,704	—
Asset-Backed Securities	5,606,864	—
Corporate Bonds	82,424,152	—
Foreign Bonds	62,362,901	—
Forward Foreign Currency Contracts	—	(170,821)
Mortgage-Backed Securities	11,882,478	—
Preferred Stocks	1,154,144	—
Rights/Warrants	48	—
U.S. Treasury Obligations	6,780,491	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$200,899,988	$(226,011)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments***
Balance, 12/31/08	$1,205,795	$—
Accrued discounts/premiums	(8,882)	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(325,196)	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	(871,717)	—

Balance, 06/30/09	$—	$—

See Notes to Financial Statements.

Equity Index Fund
SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.6%
Auto & Transportation — 2.6%
Burlington Northern Santa Fe Corporation	10,500	$772,170
CH Robinson Worldwide, Inc.	6,600	344,190
CSX Corporation	15,100	522,913
Expeditors International Washington, Inc.	8,200	273,388
FedEx Corporation	11,900	661,878
Ford Motor Co.*	122,593	744,139
Goodyear Tire & Rubber Co. (The)*	9,100	102,466
Harley-Davidson, Inc.Δ	9,000	145,890
Johnson Controls, Inc.Δ	22,676	492,523
Norfolk Southern Corporation	14,100	531,147
PACCAR, Inc.Δ	14,068	457,351
Southwest Airlines Co.	27,100	182,383
Union Pacific Corporation	19,200	999,552
United Parcel Service, Inc. Class B	38,200	1,909,618

		8,139,608

Consumer Discretionary — 10.8%
Amazon.com, Inc.*	12,284	1,027,679
Apollo Group, Inc. Class A*	4,221	300,197
Automatic Data Processing, Inc.	19,500	691,080
AutoNation, Inc.Δ*	4,125	71,569
AutoZone, Inc.*	1,400	211,554
Avon Products, Inc.	16,600	427,948
Bed Bath & Beyond, Inc.Δ*	10,200	313,650
Best Buy Co., Inc.	12,925	432,858
Big Lots, Inc.Δ*	3,100	65,193
Black & Decker Corporation	2,500	71,650
Block (H&R), Inc.	12,500	215,375
Carnival Corporation	16,900	435,513
CBS Corporation Class B	25,300	175,076
Cintas Corporation	5,000	114,200
Coach, Inc.	12,200	327,936
Comcast Corporation Class A	110,972	1,607,984
Convergys CorporationΔ*	4,700	43,616
Costco Wholesale Corporation	16,800	767,760
Darden Restaurants, Inc.	5,250	173,145
DeVry, Inc.	2,300	115,092
DIRECTV Group, Inc. (The)Δ*	20,400	504,084
Eastman Kodak Co.Δ	9,900	29,304
eBay, Inc.*	41,700	714,321
Estee Lauder Cos., Inc. Class AΔ	4,300	140,481
Expedia, Inc.*	8,039	121,469
Family Dollar Stores, Inc.	5,200	147,160
Fastenal Co.Δ	4,800	159,216
GameStop Corporation Class A*	6,100	134,261
Gannett Co., Inc.Δ	8,700	31,059
Gap, Inc. (The)	17,800	291,920
Genuine Parts Co.	6,000	201,360
Harman International Industries, Inc.Δ	2,300	43,240
Hasbro, Inc.	5,100	123,624
Home Depot, Inc. (The)	65,320	1,543,512
Interpublic Group Cos., Inc.Δ*	18,048	91,142
Iron Mountain, Inc.Δ*	6,700	192,625
Kimberly-Clark Corporation	16,100	844,123
Kohl’s CorporationΔ*	11,600	495,900
Leggett & Platt, Inc.	5,800	88,334
Limited Brands	10,100	120,897
Lowe’s Cos., Inc.	56,200	1,090,842
Macy’s, Inc.Δ	16,312	191,829
Marriott International, Inc. Class AΔ	11,041	243,666
Mattel, Inc.	13,400	215,070
McDonald’s Corporation	42,100	2,420,329
McGraw-Hill Co., Inc. (The)	11,900	358,309
Meredith CorporationΔ	1,400	35,770
Monster Worldwide, Inc.Δ*	4,600	54,326
New York Times Co. Class AΔ	4,400	24,244
Newell Rubbermaid, Inc.Δ	10,200	106,182
News Corporation	88,800	808,968
NIKE, Inc. Class BΔ	15,000	776,700
Nordstrom, Inc.Δ	6,200	123,318
Office Depot, Inc.*	10,500	47,880
Omnicom Group, Inc.	11,800	372,644
O’Reilly Automotive, Inc.Δ*	5,200	198,016
Paychex, Inc.Δ	12,700	320,040
Penney (JC) Co., Inc.	8,600	246,906
Polo Ralph Lauren CorporationΔ	2,100	112,434
RadioShack CorporationΔ	5,100	71,196
Robert Half International, Inc.Δ	5,800	136,996
Scripps Networks Interactive, Inc.	3,400	94,622
Sears Holdings CorporationΔ*	2,189	145,612
Snap-On, Inc.	2,200	63,228
Stanley Works (The)	2,900	98,136
Staples, Inc.	27,800	560,726
Starbucks CorporationΔ*	28,500	395,865
Starwood Hotels & Resorts Worldwide, Inc.Δ	7,000	155,400
Target Corporation	29,000	1,144,630
Tiffany & Co.Δ	4,600	116,656
Time Warner Cable, Inc.*	13,395	424,220
Time Warner, Inc.	45,866	1,155,364
TJX Cos., Inc.	15,900	500,214
VF Corporation	3,300	182,655
Wal-Mart Stores, Inc.	85,200	4,127,088
Walt Disney Co. (The)	70,702	1,649,478
Washington Post Co.	231	81,354
Western Union Co.	27,017	443,079
Whirlpool CorporationΔ	2,894	123,169
Wyndham Worldwide Corporation	7,080	85,810
Yum! Brands, Inc.	17,800	593,452

		33,703,530

Consumer Staples — 7.8%
Campbell Soup Co.	7,900	232,418
Clorox Co.	5,500	307,065
Coca-Cola Co. (The)	76,000	3,647,240
Coca-Cola Enterprises, Inc.	11,800	196,470
Colgate-Palmolive Co.	19,300	1,365,282
ConAgra Foods, Inc.	17,600	335,456
CVS Caremark Corporation	55,427	1,766,459
Dean Foods Co.*	6,600	126,654
Dr Pepper Snapple Group, Inc.*	9,400	199,186
General Mills, Inc.	12,800	717,056
Heinz (H.J.) Co.	12,400	442,680
Hershey Co. (The)	6,200	223,200
Hormel Foods Corporation	2,600	89,804

See Notes to Financial Statements.

	Shares	Value
J.M. Smucker Co. (The)Δ	4,403	$214,250
Kellogg Co.	9,900	461,043
Kraft Foods, Inc. Class A	56,800	1,439,312
Kroger Co.	25,000	551,250
McCormick & Co., Inc.Δ	4,800	156,144
Pepsi Bottling Group, Inc.	5,100	172,584
PepsiCo, Inc.	59,740	3,283,310
Procter & Gamble Co.	111,710	5,708,381
Safeway, Inc.	16,100	327,957
Sara Lee Corporation	26,300	256,688
SUPERVALU, Inc.	8,048	104,222
Sysco Corporation	22,600	508,048
Tyson Foods, Inc. Class A	10,900	137,449
Walgreen Co.	37,700	1,108,380
Whole Foods Market, Inc.Δ	5,600	106,288

		24,184,276

Financial Services — 13.8%
Aflac, Inc.	17,900	556,511
Allstate Corporation (The)	20,652	503,909
American Express Co.	45,200	1,050,448
American International Group, Inc.Δ*	103,092	119,587
Ameriprise Financial, Inc.	9,940	241,244
AON Corporation	10,500	397,635
Apartment Investment & Management Co. Class A REITΔ	5,086	45,011
Assurant, Inc.	4,300	103,587
AvalonBay Communities, Inc. REIT	3,091	172,910
Bank of America Corporation	309,369	4,083,671
Bank of New York Mellon Corporation	46,062	1,350,077
BB&T Corporation	25,000	549,500
Boston Properties, Inc. REITΔ	5,447	259,822
Capital One Financial Corporation	17,137	374,958
Chubb Corporation	13,800	550,344
Cincinnati Financial CorporationΔ	5,986	133,787
CIT Group, Inc.Δ	13,400	28,810
Citigroup, Inc.Δ	209,930	623,492
CME Group, Inc.	2,555	794,886
Comerica, Inc.	6,000	126,900
Discover Financial Services	18,500	189,995
Dun & Bradstreet Corporation	2,000	162,420
E*TRADE Financial CorporationΔ*	40,900	52,352
Equifax, Inc.	4,800	125,280
Equity Residential Properties Trust REIT	10,500	233,415
Federated Investors, Inc. Class BΔ	3,300	79,497
Fidelity National Information Services, Inc.Δ	6,900	137,724
Fifth Third Bancorp	28,294	200,887
First Horizon National Corporation*	7,638	91,652
First Horizon National Corporation Placeholder Shares+	138,751	—
Fiserv, Inc.*	6,100	278,770
Franklin Resources, Inc.	5,800	417,658
Genworth Financial, Inc. Class A	16,600	116,034
Goldman Sachs Group, Inc.	19,254	2,838,810
Hartford Financial Services Group, Inc.	12,800	151,936
HCP, Inc. REITΔ	9,996	211,815
Health Care REIT, Inc.Δ	4,000	136,400
Host Hotels & Resorts, Inc. REITΔ	22,800	191,292
Hudson City Bancorp, Inc.	20,400	271,116
Huntington Bancshares, Inc.Δ	21,400	89,452
IntercontinentalExchange, Inc.*	2,800	319,872
Invesco, Ltd.	16,129	287,419
Janus Capital Group, Inc.Δ	5,700	64,980
JPMorgan Chase & Co.	149,189	5,088,837
KeyCorp	27,500	144,100
Kimco Realty Corporation REITΔ	11,700	117,585
Legg Mason, Inc.Δ	5,740	139,941
Leucadia National Corporation*	6,600	139,194
Lincoln National Corporation	11,519	198,242
Loews Corporation	13,491	369,653
M&T Bank CorporationΔ	3,200	162,976
Marsh & McLennan Cos., Inc.	19,700	396,561
Marshall & Ilsley Corporation	13,300	63,840
Mastercard, Inc. Class A	2,800	468,468
MBIA, Inc.Δ*	7,400	32,042
MetLife, Inc.	31,200	936,312
Moody’s Corporation	7,300	192,355
Morgan Stanley	51,900	1,479,669
NASDAQ OMX Group, Inc.*	5,500	117,205
Northern Trust Corporation	8,934	479,577
NYSE Euronext	9,900	269,775
People’s United Financial, Inc.	13,000	195,520
Plum Creek Timber Co., Inc. REITΔ	6,400	190,592
PNC Financial Services Group, Inc.Δ	17,759	689,227
Principal Financial GroupΔ	11,600	218,544
Progressive Corporation (The)*	25,396	383,734
ProLogis REIT	16,800	135,408
Prudential Financial, Inc.	17,600	655,072
Public Storage REITΔ	4,625	302,845
Regions Financial Corporation	45,129	182,321
Ryder System, Inc.Δ	2,100	58,632
Schwab (Charles) Corporation (The)	36,306	636,807
Simon Property Group, Inc. REITΔ	10,772	554,014
SLM Corporation*	18,100	185,887
State Street Corporation	18,800	887,360
SunTrust Banks, Inc.	17,900	294,455
T. Rowe Price Group, Inc.Δ	9,900	412,533
Torchmark CorporationΔ	3,200	118,528
Total System Services, Inc.	7,387	98,912
Travelers Cos., Inc.	22,656	929,802
Unum Group	12,300	195,078
US Bancorp	72,200	1,293,824
Ventas, Inc. REIT	6,200	185,132
Vornado Realty Trust REITΔ	6,199	279,139
Wells Fargo & Co.	178,064	4,319,833
XL Capital, Ltd. Class A	13,000	148,980
Zions BancorporationΔ	4,700	54,332

		43,118,708

Healthcare — 13.8%
Abbott Laboratories	59,100	2,780,064

See Notes to Financial Statements.

Equity Index Fund
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Aetna, Inc.	17,200	$430,860
Allergan, Inc.	11,630	553,355
AmerisourceBergen CorporationΔ	11,888	210,893
Amgen, Inc.*	38,965	2,062,807
Bard (C.R.), Inc.	3,700	275,465
Baxter International, Inc.	23,400	1,239,264
Becton Dickinson & Co.	9,300	663,183
Biogen Idec, Inc.*	10,930	493,490
Boston Scientific Corporation*	58,200	590,148
Bristol-Myers Squibb Co.	76,300	1,549,653
Cardinal Health, Inc.	13,579	414,838
Celgene Corporation*	17,500	837,200
Cephalon, Inc.Δ*	3,000	169,950
CIGNA Corporation	10,700	257,763
Conventry Health Care, Inc.*	5,530	103,466
DaVita, Inc.Δ*	3,900	192,894
DENTSPLY International, Inc.Δ	5,600	170,912
Eli Lilly & Co.	38,900	1,347,496
Express Scripts, Inc.*	10,524	723,525
Forest Laboratories, Inc.*	11,400	286,254
Genzyme Corporation*	10,400	578,968
Gilead Sciences, Inc.*	34,500	1,615,980
Hospira, Inc*	5,950	229,194
Humana, Inc.*	6,300	203,238
IMS Health, Inc.	6,800	86,360
Intuitive Surgical, Inc.Δ*	1,500	245,490
Johnson & Johnson	105,390	5,986,152
King Pharmaceuticals, Inc.Δ*	9,100	87,633
Laboratory Corporation of America Holdings*	4,300	291,497
Life Technologies Corporation*	6,533	272,557
McKesson Corporation	10,600	466,400
Medco Health Solutions, Inc.*	18,452	841,596
Medtronic, Inc.	43,100	1,503,759
Merck & Co., Inc.Δ	80,600	2,253,576
Millipore Corporation*	2,100	147,441
Mylan Laboratories, Inc.Δ*	12,000	156,600
Patterson Cos., Inc.Δ*	3,400	73,780
PerkinElmer, Inc.	4,400	76,560
Pfizer, Inc.	257,883	3,868,245
Quest Diagnostics, Inc.	5,800	327,294
Schering-Plough Corporation	62,100	1,559,952
St. Jude Medical, Inc.*	13,500	554,850
Stryker Corporation	9,100	361,634
Tenet Healthcare Corporation*	15,750	44,415
Thermo Fisher
Scientific, Inc.*	16,110	656,805
UnitedHealth Group, Inc.	45,800	1,144,084
Varian Medical Systems, Inc.*	4,600	161,644
Watson Pharmaceuticals, Inc.*	3,900	131,391
WellPoint, Inc.*	18,712	952,254
Wyeth	51,100	2,319,429
Zimmer Holdings, Inc.*	8,320	354,432

		42,906,690

Integrated Oils — 7.3%
Chevron Corporation	76,641	5,077,466
ConocoPhillips	56,458	2,374,624
Exxon Mobil Corporation	186,744	13,055,273
Hess Corporation	10,900	585,875
Marathon Oil Corporation	26,984	813,028
Murphy Oil Corporation	7,400	401,968
Sunoco, Inc.	4,700	109,040
Tesoro CorporationΔ	5,500	70,015
Valero Energy Corporation	21,244	358,811

		22,846,100

Materials & Processing — 3.9%
Air Products & Chemicals, Inc.	8,200	529,638
AK Steel Corporation	4,300	82,517
Alcoa, Inc.	37,600	388,408
Allegheny Technologies, Inc.Δ	3,900	136,227
Archer-Daniels-Midland Co.	24,527	656,588
Avery Dennison Corporation	4,000	102,720
Ball Corporation	3,492	157,699
Bemis Co., Inc.Δ	3,800	95,760
CB Richard Ellis Group, Inc. Class A*	9,400	87,984
CF Industries Holdings, Inc.	1,900	140,866
Donnelley (R.R.) & Sons Co.	7,600	88,312
Dow Chemical Co. (The)	41,500	669,810
Du Pont (E.I.) de Nemours & Co.	34,955	895,547
Eastman Chemical Co.	2,700	102,330
Ecolab, Inc.	6,300	245,637
Fluor Corporation	6,800	348,772
Freeport-McMoRan Copper & Gold, Inc.	15,662	784,823
International Flavors & Fragrances, Inc.	2,900	94,888
International Paper Co.	16,935	256,226
Jacobs Engineering Group, Inc.*	4,700	197,823
Masco CorporationΔ	13,500	129,330
MeadWestvaco CorporationΔ	6,445	105,762
Monsanto Co.	20,820	1,547,759
Newmont Mining Corporation	18,500	756,095
Nucor Corporation	11,889	528,228
Owens-Illinois, Inc.*	6,200	173,662
Pactiv Corporation*	4,800	104,160
PPG Industries, Inc.	6,100	267,790
Praxair, Inc.	11,880	844,312
Precision Castparts Corporation	5,200	379,756
Quanta Services, Inc.	7,400	171,162
Sealed Air Corporation	6,000	110,700
Sherwin-Williams Co.Δ	3,700	198,875
Sigma-Aldrich Corporation	4,600	227,976
Titanium Metals Corporation	3,500	32,165
United States Steel CorporationΔ	5,600	200,144
Vulcan Materials Co.Δ	4,644	200,156
Weyerhaeuser Co.Δ	7,960	242,223

		12,282,830

Other — 2.1%
3M Co.	26,700	1,604,670
General Electric Co.	404,800	4,744,256
Textron, Inc.Δ	9,600	92,736

		6,441,662

Other Energy — 5.0%
Anadarko Petroleum Corporation	19,051	864,725
Apache Corporation	12,848	926,983
Baker Hughes, Inc.	12,000	437,280
BJ Services Co.	11,700	159,471
Cabot Oil & Gas Corporation	3,800	116,432

See Notes to Financial Statements.

	Shares	Value
Cameron International Corporation*	8,000	$226,400
Chesapeake Energy Corporation	21,966	435,586
Consol Energy, Inc.	6,800	230,928
Denbury Resources, Inc.*	9,300	136,989
Devon Energy Corporation	17,200	937,400
Diamond Offshore Drilling, Inc.Δ	2,800	232,540
El Paso Corporation	26,400	243,672
ENSCO International, Inc.	5,600	195,272
EOG Resources, Inc.	9,600	652,032
EQT Corporation	4,800	167,568
Exterran Holdings, Inc.*	13	209
FMC Technologies, Inc.Δ*	4,700	176,626
Halliburton Co.	34,075	705,353
Massey Energy Co.Δ	3,400	66,436
Nabors Industries, Ltd.*	11,300	176,054
National Oilwell Varco, Inc.*	15,900	519,294
Noble Energy, Inc.	6,700	395,099
Occidental Petroleum Corporation	31,200	2,053,272
Peabody Energy Corporation	10,100	304,616
Pioneer Natural Resources Co.	4,500	114,750
Range Resources CorporationΔ	5,784	239,515
Rowan Cos., Inc.Δ	4,600	88,872
Schlumberger, Ltd.	45,700	2,472,827
Smith International, Inc.	8,123	209,167
Southwestern Energy Co.*	13,200	512,820
Spectra Energy Corporation	24,284	410,885
Williams Cos., Inc.	22,300	348,103
XTO Energy, Inc.	22,457	856,510

		15,613,686

Producer Durables — 5.7%
Agilent Technologies, Inc.*	13,200	268,092
American Tower Corporation Class A*	15,500	488,715
Applied Materials, Inc.	50,300	551,791
Boeing Co. (The)	28,000	1,190,000
Caterpillar, Inc.	23,200	766,528
Centex Corporation	5,200	43,992
Cooper Industries, Ltd. Class A	6,200	192,510
Cummins, Inc.	7,600	267,596
Danaher Corporation	9,800	605,052
Deere & Co.	16,100	643,195
Dover Corporation	7,000	231,630
DR Horton, Inc.Δ	10,200	95,472
Eaton Corporation	6,528	291,214
Emerson Electric Co.	29,000	939,600
Flowserve Corporation	2,200	153,582
General Dynamics Corporation	14,800	819,772
Goodrich Corporation	4,900	244,853
Grainger (W.W.), Inc.	2,500	204,700
Honeywell International, Inc.	28,800	904,320
Illinois Tool Works, Inc.	15,000	560,100
ITT Industries, Inc.Δ	6,800	302,600
KB HomeΔ	2,900	39,672
KLA-Tencor Corporation	6,500	164,125
L-3 Communications Holdings, Inc.	4,400	305,272
Lennar Corporation Class A	5,600	54,264
Lexmark International, Inc.*	2,900	45,965
Lockheed Martin Corporation	12,600	1,016,190
Manitowoc Co., Inc.Δ	5,000	26,300
Motorola, Inc.	86,900	576,147
Northrop Grumman Corporation	12,656	578,126
Novellus Systems, Inc.Δ*	4,100	68,470
Pall Corporation	4,400	116,864
Parker Hannifin Corporation	6,150	264,204
Pitney Bowes, Inc.	7,800	171,054
Pulte Homes, Inc.Δ	8,408	74,243
Raytheon Co.	15,300	679,779
Republic Services, Inc.	12,100	295,361
Rockwell Automation, Inc.	5,300	170,236
Rockwell Collins, Inc.	6,000	250,380
Stericycle, Inc.*	3,200	164,896
Teradyne, Inc.Δ*	6,900	47,334
United Technologies Corporation	36,300	1,886,148
Waste Management, Inc.	18,900	532,224
Waters Corporation*	3,700	190,439
Xerox Corporation	32,300	209,304

		17,692,311

Technology — 16.5%
Adobe Systems, Inc.*	20,300	574,490
Advanced Micro Devices, Inc.Δ*	23,100	89,397
Affiliated Computer Services, Inc. Class A*	3,600	159,912
Akamai Technologies, Inc.*	6,400	122,752
Altera Corporation	11,600	188,848
Amphenol Corporation	6,600	208,824
Analog Devices, Inc.	10,800	267,624
Apple, Inc.*	34,100	4,856,863
Autodesk, Inc.*	8,360	158,673
BMC Software, Inc.*	7,100	239,909
Broadcom Corporation Class A*	16,150	400,358
CA, Inc.	15,570	271,385
Ciena CorporationΔ*	3,928	40,655
Cisco Systems, Inc.*	220,400	4,108,256
Citrix Systems, Inc.*	7,200	229,608
Cognizant Technology Solutions Corporation Class A*	11,400	304,380
Computer Sciences Corporation*	5,700	252,510
Compuware Corporation*	9,600	65,856
Corning, Inc.	59,200	950,752
Dell, Inc.*	67,100	921,283
Electronic Arts, Inc.*	12,500	271,500
EMC Corporation*	77,300	1,012,630
FLIR Systems, Inc.*	5,400	121,824
Google, Inc.*	9,135	3,851,225
Harris Corporation	5,000	141,800
Hewlett-Packard Co.	91,502	3,536,552
Intel Corporation	213,200	3,528,460
International Business Machines Corporation	50,500	5,273,210
Intuit, Inc.*	12,600	354,816
Jabil Circuit, Inc.	8,100	60,102
JDS Uniphase Corporation*	8,475	48,477
Juniper Networks, Inc.*	20,300	479,080
Linear Technology Corporation	8,800	205,480
LSI Corporation*	24,300	110,808
McAfee, Inc.*	5,800	244,702
MEMC Electronic Materials, Inc.*	8,500	151,385
Microchip Technology, Inc.Δ	7,300	164,615

See Notes to Financial Statements.

Equity Index Fund
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Micron Technology, Inc.*	31,200	$157,872
Microsoft Corporation	292,630	6,955,815
Molex, Inc.Δ	5,250	81,638
National Semiconductor CorporationΔ	7,400	92,870
NetApp, Inc.*	13,000	256,360
Novell, Inc.Δ*	13,400	60,702
NVIDIA Corporation*	20,250	228,622
Oracle Corporation	144,600	3,097,332
QLogic CorporationΔ*	4,700	59,596
QUALCOMM, Inc.	63,500	2,870,200
Salesforce.com, Inc.Δ*	3,900	148,863
SanDisk Corporation*	9,000	132,210
Sun Microsystems, Inc.*	28,600	263,692
Symantec Corporation*	31,670	492,785
Tellabs, Inc.*	15,000	85,950
Teradata Corporation*	6,700	156,981
Texas Instruments, Inc.	48,200	1,026,660
VeriSign, Inc.Δ*	7,600	140,448
Western Digital Corporation*	8,500	225,250
Xilinx, Inc.Δ	10,800	220,968
Yahoo!, Inc.*	53,700	840,942

		51,564,757

Utilities — 7.3%
AES Corporation*	25,100	291,411
Allegheny Energy, Inc.	6,700	171,855
Ameren CorporationΔ	7,800	194,142
American Electric Power Co., Inc.	18,600	537,354
AT&T, Inc.	225,472	5,600,724
Centerpoint Energy, Inc.	12,300	136,284
CenturyTel, Inc.Δ	4,200	128,940
CMS Energy CorporationΔ	8,600	103,888
Consolidated Edison, Inc.Δ	10,800	404,136
Constellation Energy Group, Inc.	7,200	191,376
Dominion Resources, Inc.	22,940	766,655
DTE Energy Co.	6,100	195,200
Duke Energy Corporation	49,968	729,033
Dynegy, Inc. Class A*	18,824	42,730
Edison International	12,800	402,688
Embarq Corporation	5,444	228,975
Entergy Corporation	7,552	585,431
Exelon Corporation	25,424	1,301,963
FirstEnergy Corporation	11,984	464,380
FPL Group, Inc.	15,700	892,702
Frontier Communications CorporationΔ	12,000	85,680
Integrys Energy Group, Inc.Δ	2,800	83,972
MetroPCS Communications, Inc.*	9,700	129,107
Nicor, Inc.Δ	1,700	58,854
NiSource, Inc.	10,300	120,098
Northeast Utilities	6,100	136,091
Pepco Holdings, Inc.	7,600	102,144
PG&E Corporation	13,900	534,316
Pinnacle West Capital Corporation	3,800	114,570
PPL Corporation	14,300	471,328
Progress Energy, Inc.	10,426	394,416
Public Service Enterprise Group, Inc.	19,100	623,233
Questar Corporation	6,400	198,784
Qwest Communications International, Inc.Δ	55,800	231,570
SCANA CorporationΔ	4,400	142,868
Sempra Energy	9,400	466,522
Southern Co. (The)	30,300	944,148
Sprint Nextel Corporation*	108,993	524,256
TECO Energy, Inc.	8,000	95,440
Verizon Communications, Inc.	108,674	3,339,552
Windstream Corporation	16,699	139,604
Wisconsin Energy CorporationΔ	4,300	175,053
Xcel Energy Inc.	16,900	311,129

		22,792,602

Total Common Stocks (Cost $343,582,414)		301,286,760

MONEY MARKET FUNDS — 10.3%
GuideStone Money Market Fund (GS4 Class)¥	11,924,199	11,924,199
Northern Institutional Liquid Assets Portfolio§	20,248,889	20,248,889

Total Money Market Funds (Cost $32,173,088)		32,173,088

	Par
U.S. TREASURY OBLIGATIONS — 0.8%
U.S. Treasury Bills
0.27%, 11/19/09‡‡	$1,770,000	1,768,301
0.28%, 11/19/09‡‡	705,000	704,323

Total U.S. Treasury Obligations (Cost $2,472,343)		2,472,624

TOTAL INVESTMENTS — 107.7% (Cost $378,227,845)		335,932,472
Liabilities in Excess of Other Assets — (7.7)%		(23,985,120)

NET ASSETS — 100.0%		$311,947,352

PORTFOLIO SUMMARY (based on net assets)

%
Technology	16.5
Financial Services	13.8
Healthcare	13.8
Consumer Discretionary	10.8
Money Market Funds	10.3
Consumer Staples	7.8
Integrated Oils	7.3
Utilities	7.3
Producer Durables	5.7
Other Energy	5.0
Materials & Processing	3.9
Futures Contracts	3.2
Auto & Transportation	2.6
Other	2.1
U.S. Treasury Obligations	0.8

110.9

See Notes to Financial Statements.

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***

Level 1 — Quoted Prices
Common Stocks	$301,286,760	$—
Futures Contracts	—	(180,787)
Money Market Funds	32,173,088	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	2,472,624	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$335,932,472	$(180,787)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

Real Estate Securities Fund
SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS — 92.9%
Financial Services — 92.9%
AMB Property Corporation REITΔ	143,900	$2,706,759
American Campus Communities, Inc. REIT	120,400	2,670,472
Apartment Investment & Management Co. Class A REITΔ	72,350	640,298
AvalonBay Communities, Inc. REIT	63,335	3,542,960
BioMed Realty Trust, Inc. REITΔ	139,450	1,426,573
Boston Properties, Inc. REITΔ	82,050	3,913,785
Cogdell Spencer, Inc. REITΔ	102,950	441,656
DCT Industrial Trust, Inc. REITΔ	74,800	305,184
DiamondRock Hospitality Co. REITΔ	105,050	657,613
Digital Realty Trust, Inc. REITΔ	100,400	3,599,340
Duke Realty Corporation REITΔ	202,400	1,775,048
Equity Lifestyle Properties, Inc. REIT	22,500	836,550
Equity Residential Properties Trust REIT	135,950	3,022,168
Essex Property Trust, Inc. REITΔ	28,450	1,770,444
Government Properties Income Trust REIT*	19,950	409,574
HCP, Inc. REITΔ	110,850	2,348,912
Host Hotels & Resorts, Inc. REITΔ	102,827	862,719
Kilroy Realty Corporation REITΔ	81,300	1,669,902
Kimco Realty Corporation REITΔ	349,000	3,507,450
LaSalle Hotel Properties REITΔ	85,950	1,060,623
LTC Properties, Inc. REITΔ	16,235	332,006
Macerich Co. (The) REITΔ	22,300	392,703
Medical Properties Trust, Inc. REITΔ	139,059	844,088
Nationwide Health Properties, Inc. REITΔ	117,910	3,035,003
Post Properties, Inc. REITΔ	78,950	1,061,088
ProLogis REITΔ	386,400	3,114,384
Public Storage REITΔ	98,980	6,481,210
Regency Centers Corporation REITΔ	107,550	3,754,570
Senior Housing Properties Trust REITΔ	176,335	2,877,787
Simon Property Group, Inc. REITΔ	184,828	9,505,696
SL Green Realty Corporation REITΔ	146,650	3,364,151
Sunstone Hotel Investors, Inc. REITΔ	135,700	725,995
Ventas, Inc. REITΔ	116,586	3,481,258
Vornado Realty Trust REITΔ	86,343	3,888,038

Total Common Stocks (Cost $85,445,234)		80,026,007

MONEY MARKET FUNDS — 35.0%
GuideStone Money Market Fund (GS4 Class)¥	4,500,242	4,500,242
Northern Institutional Liquid Assets Portfolio§	25,654,407	25,654,407

Total Money Market Funds (Cost $30,154,649)		30,154,649

	Par
U.S. TREASURY OBLIGATION — 1.1%
U.S. Treasury Bill
0.27%, 11/19/09‡‡ (Cost $918,975)	$920,000	919,117

TOTAL INVESTMENTS — 129.0% (Cost $116,518,858)		111,099,773

Liabilities in Excess of Other Assets — (29.0)%		(24,947,039)

NET ASSETS — 100.0%		$86,152,734

PORTFOLIO SUMMARY (based on net assets)

%
Financial Services	92.9
Money Market Funds	35.0
Futures Contracts	6.3
U.S. Treasury Obligation	1.1

135.3

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***

Level 1 — Quoted Prices
Common Stocks	$80,026,007	$—
Futures Contracts	—	(115,310)
Money Market Funds	30,154,649	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligation	919,117	—
Level 3 — Significant Unobservable Inputs	—	—

Total Assets	$111,099,773	$(115,310)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

Value Equity Fund
SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS — 95.4%
Auto & Transportation — 1.6%
Burlington Northern Santa Fe Corporation	116,600	$8,574,764
Copa Holdings SA Class AΔ	43,500	1,775,670
CSX Corporation	19,300	668,359
FedEx Corporation	15,300	850,986
Ford Motor Co.*	152,500	925,675
Johnson Controls, Inc.Δ	13,200	286,704
Norfolk Southern CorporationΔ	38,900	1,465,363
PACCAR, Inc.	1,200	39,012
Union Pacific Corporation	33,800	1,759,628

		16,346,161

Consumer Discretionary — 11.5%
Aeropostale, Inc.Δ*	66,400	2,275,528
Big Lots, Inc.Δ*	69,900	1,469,997
BJ’s Wholesale Club, Inc.Δ*	32,700	1,053,921
Block (H&R), Inc.	130,700	2,251,961
Carnival CorporationΔ	303,600	7,823,772
Coach, Inc.	96,500	2,593,920
Comcast Corporation Class A	552,800	8,010,072
DIRECTV Group, Inc. (The)Δ*	69,300	1,712,403
eBay, Inc.*	41,500	710,895
Estee Lauder Cos., Inc. Class AΔ	89,400	2,920,698
Gannett Co., Inc.Δ	154,000	549,780
Gap, Inc. (The)	324,800	5,326,720
Garmin, Ltd.Δ	114,600	2,729,772
Home Depot, Inc. (The)Δ	540,488	12,771,731
Interpublic Group Cos., Inc.Δ*	298,000	1,504,900
Kimberly-Clark Corporation	142,400	7,466,032
Kohl’s Corporation*	1,000	42,750
Liberty Media Corporation*	25,100	671,425
Lowe’s Cos., Inc.	49,200	954,972
Mattel, Inc.	306,300	4,916,115
McDonald’s Corporation	136,000	7,818,640
Netflix, Inc.Δ*	45,600	1,885,104
News Corporation	110,200	1,003,922
Panera Bread Co.Δ*	29,200	1,455,912
Paychex, Inc.Δ	108,500	2,734,200
Polo Ralph Lauren CorporationΔ	42,700	2,286,158
Shaw Communications, Inc. Class B	128,100	2,159,766
Stanley Works (The)	246,600	8,344,944
Time Warner Cable, Inc.*	39,980	1,266,167
Time Warner, Inc.	494,532	12,457,261
TJX Cos., Inc.	84,100	2,645,786
Walt Disney Co. (The)	90,100	2,102,033

		113,917,257

Consumer Staples — 4.7%
Coca-Cola Co. (The)	24,100	1,156,559
ConAgra Foods, Inc.	181,700	3,463,202
CVS Caremark Corporation	154,273	4,916,680
Dean Foods Co.*	210,700	4,043,333
General Mills, Inc.	9,600	537,792
Herbalife, Ltd.Δ	62,200	1,961,788
Kraft Foods, Inc. Class AΔ	484,200	12,269,628
Kroger Co.Δ	95,600	2,107,980
Pepsi Bottling Group, Inc.	80,400	2,720,736
Procter & Gamble Co.	96,896	4,951,386
Safeway, Inc.Δ	68,900	1,403,493
Sara Lee Corporation	265,000	2,586,400
Sysco Corporation	208,100	4,678,088

		46,797,065

Financial Services — 16.5%
Allstate Corporation (The)	295,000	7,198,000
American Express Co.Δ	348,200	8,092,168
American Financial Group, Inc.	106,700	2,302,586
American International Group, Inc.Δ*	73,100	84,796
Ameriprise Financial, Inc.	102,900	2,497,383
Assurant, Inc.Δ	45,200	1,088,868
AXIS Capital Holdings, Ltd.Δ	67,500	1,767,150
Bank of America Corporation	703,426	9,285,223
Bank of New York Mellon Corporation	88,690	2,599,504
BB&T CorporationΔ	31,800	698,964
Capital One Financial Corporation	278,955	6,103,535
Chubb Corporation	105,845	4,221,099
Cincinnati Financial Corporation	73,100	1,633,785
Citigroup, Inc.Δ	619,333	1,839,419
CME Group, Inc.	3,000	933,330
Credicorp, Ltd.	45,800	2,665,560
Endurance Specialty Holdings, Ltd.	84,700	2,481,710
Federated Investors, Inc. Class BΔ	61,700	1,486,353
Franklin Resources, Inc.Δ	51,300	3,694,113
Goldman Sachs Group, Inc.	46,465	6,850,800
Hartford Financial Services Group, Inc.	15,804	187,593
Hudson City Bancorp, Inc.	224,500	2,983,605
Invesco, Ltd.	89,200	1,589,544
JPMorgan Chase & Co.	739,980	25,240,718
Knight Capital Group, Inc. Class A*	74,300	1,266,815
Lincoln National Corporation	44,500	765,845
Loews Corporation	16,248	445,195
MetLife, Inc.	28,100	843,281
Moody’s Corporation	101,600	2,677,160
Morgan Stanley	117,700	3,355,627
NewAlliance Bancshares, Inc.Δ	104,800	1,205,200
NYSE Euronext	109,800	2,992,050
Odyssey Re Holdings CorporationΔ	7,300	291,854
Platinum Underwriters Holdings, Ltd.Δ	56,100	1,603,899
PNC Financial Services Group, Inc.Δ	22,300	865,463
Progressive Corporation (The)*	86,400	1,305,504
Prudential Financial, Inc.	9,900	368,478
SEI Investments Co.	53,400	963,336
Simon Property Group, Inc. REIT	6,700	344,581
SLM CorporationΔ*	487,100	5,002,517
State Street Corporation	11,300	533,360
SunTrust Banks, Inc.Δ	99,700	1,640,065
T. Rowe Price Group, Inc.	43,700	1,820,979
Torchmark CorporationΔ	57,200	2,118,688
Travelers Cos., Inc.	342,700	14,064,408
US BancorpΔ	92,400	1,655,808
W.R. Berkley CorporationΔ	97,100	2,084,737
Wells Fargo & Co.Δ	662,649	16,075,865

See Notes to Financial Statements.

Value Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
XL Capital, Ltd. Class AΔ	148,400	$1,700,664

		163,517,185

Healthcare — 13.3%
Aetna, Inc.	69,700	1,745,985
AmerisourceBergen CorporationΔ	171,200	3,037,088
Amgen, Inc.*	58,900	3,118,166
Boston Scientific Corporation*	604,900	6,133,686
Bristol-Myers Squibb Co.	856,900	17,403,639
Cardinal Health, Inc.Δ	147,300	4,500,015
Eli Lilly & Co.	23,700	820,968
Endo Pharmaceuticals Holdings, Inc.Δ*	55,300	990,976
Forest Laboratories, Inc.Δ*	52,500	1,318,275
Hologic, Inc.Δ*	288,600	4,106,778
Johnson & Johnson	213,100	12,104,080
Lincare Holdings, Inc.Δ*	45,600	1,072,512
McKesson Corporation	67,700	2,978,800
Medtronic, Inc.	93,100	3,248,259
Merck & Co., Inc.	83,700	2,340,252
Pfizer, Inc.	1,934,200	29,013,000
Schering-Plough Corporation	12,300	308,976
Tenet Healthcare Corporation*	1,001,200	2,823,384
Thermo Fisher Scientific, Inc.*	18,800	766,476
UnitedHealth Group, Inc.	407,000	10,166,860
Watson Pharmaceuticals, Inc.*	185,100	6,236,019
WellPoint, Inc.Δ*	298,059	15,168,223
Wyeth	50,500	2,292,195
Zimmer Holdings, Inc.*	10,300	438,780

		132,133,392

Integrated Oils — 10.6%
Chevron CorporationΔ	413,900	27,420,875
ConocoPhillips	430,500	18,106,830
Exxon Mobil Corporation	464,900	32,501,159
Hess Corporation	14,000	752,500
Marathon Oil CorporationΔ	464,896	14,007,316
Murphy Oil Corporation	31,000	1,683,920
Sunoco, Inc.Δ	109,600	2,542,720
Valero Energy CorporationΔ	466,800	7,884,252

		104,899,572

Materials & Processing — 3.2%
Air Products & Chemicals, Inc.	6,600	426,294
Alcoa, Inc.Δ	295,100	3,048,383
Allegheny Technologies, Inc.	34,200	1,194,606
Archer-Daniels-Midland Co.	56,800	1,520,536
Ball Corporation	35,200	1,589,632
Bemis Co., Inc.	48,800	1,229,760
Dow Chemical Co. (The)	54,500	879,630
Du Pont (E.I.) de Nemours & Co.Δ	247,300	6,335,826
Freeport-McMoRan Copper & Gold, Inc.	8,000	400,880
Lennox International, Inc.Δ	30,100	966,511
Lubrizol Corporation	54,800	2,592,588
MeadWestvaco CorporationΔ	272,800	4,476,648
Nucor Corporation	15,200	675,336
Owens Corning*	44,700	571,266
Owens-Illinois, Inc.Δ*	43,600	1,221,236
Reliance Steel & Aluminum Co.	30,400	1,167,056
Southern Copper Corporation	2,100	42,924
United States Steel CorporationΔ	104,400	3,731,256

		32,070,368

Other — 2.6%
3M Co.	73,800	4,435,380
General Electric Co.Δ	1,266,900	14,848,068
Tyco International, Ltd.	268,975	6,987,971

		26,271,419

Other Energy — 4.8%
Anadarko Petroleum Corporation	86,000	3,903,540
Apache Corporation	33,100	2,388,165
Baker Hughes, Inc.	89,800	3,272,312
Chesapeake Energy CorporationΔ	207,400	4,112,742
Devon Energy Corporation	68,400	3,727,800
EOG Resources, Inc.	12,100	821,832
Halliburton Co.	43,400	898,380
National Oilwell Varco, Inc.*	20,500	669,530
Occidental Petroleum Corporation	250,900	16,511,729
Patterson-UTI Energy, Inc.Δ	197,200	2,535,992
Schlumberger, Ltd.	31,800	1,720,698
SEACOR Holdings, Inc.*	15,900	1,196,316
Spectra Energy CorporationΔ	267,450	4,525,254
Williams Cos., Inc.	27,800	433,958
XTO Energy, Inc.	28,100	1,071,734

		47,789,982

Producer Durables — 7.3%
Applied Materials, Inc.	520,900	5,714,273
Boeing Co. (The)	60,900	2,588,250
Caterpillar, Inc.	14,500	479,080
Cummins, Inc.Δ	53,800	1,894,298
Danaher Corporation	4,600	284,004
Deere & Co.	15,400	615,230
Dover Corporation	54,200	1,793,478
Emerson Electric Co.	225,600	7,309,440
Gardner Denver, Inc.*	45,200	1,137,684
General Dynamics Corporation	15,400	853,006
Goodrich Corporation	43,100	2,153,707
Honeywell International, Inc.	415,300	13,040,420
Illinois Tool Works, Inc.Δ	244,700	9,137,098
Joy Global, Inc.Δ	36,000	1,285,920
KLA-Tencor Corporation	141,300	3,567,825
L-3 Communications Holdings, Inc.	38,500	2,671,130
Lennar Corporation Class A	371,256	3,597,471
Motorola, Inc.	695,600	4,611,828
Northrop Grumman Corporation	85,965	3,926,881
Raytheon Co.Δ	71,477	3,175,723
United Technologies Corporation	3,300	171,468
Waste Management, Inc.	104,100	2,931,456

		72,939,670

Technology — 7.8%
Activision Blizzard, Inc.*	11,700	147,771
Avnet, Inc.*	58,500	1,230,255
CA, Inc.	144,900	2,525,607
Computer Sciences Corporation*	35,800	1,585,940
Corning, Inc.	10,800	173,448

See Notes to Financial Statements.

	Shares	Value
Dell, Inc.*	390,200	$5,357,446
EMC Corporation*	87,300	1,143,630
Flextronics International, Ltd.*	828,338	3,404,469
Hewlett-Packard Co.	228,100	8,816,065
Ingram Micro, Inc. Class A*	93,900	1,643,250
Intel Corporation	599,800	9,926,690
International Business Machines Corporation	166,300	17,365,046
LSI CorporationΔ*	96,448	439,803
Microsoft Corporation	338,600	8,048,522
NeuStar, Inc. Class AΔ*	121,300	2,688,008
Sybase, Inc.*	19,800	620,532
Symantec Corporation*	207,700	3,231,812
Texas Instruments, Inc.	136,800	2,913,840
Tyco Electronics, Ltd.Δ	282,075	5,243,774
Western Digital Corporation*	51,100	1,354,150
Yahoo!, Inc.*	4,000	62,640

		77,922,698

Utilities — 11.5%
AES Corporation*	199,100	2,311,551
Alliant Energy CorporationΔ	91,000	2,377,830
American Electric Power Co., Inc.	219,700	6,347,133
AT&T, Inc.	1,428,777	35,490,821
Dominion Resources, Inc.	29,000	969,180
DTE Energy Co.Δ	84,500	2,704,000
Duke Energy CorporationΔ	330,800	4,826,372
Edison International	80,500	2,532,530
Entergy Corporation	86,700	6,720,984
Exelon Corporation	29,100	1,490,211
FirstEnergy Corporation	59,052	2,288,265
FPL Group, Inc.	17,600	1,000,736
Nokia Corporation ADRΔ	327,600	4,776,408
NRG Energy, Inc.Δ*	60,500	1,570,580
NV Energy, Inc.Δ	208,000	2,244,320
PG&E Corporation	17,700	680,388
Progress Energy, Inc. Contingent Value Obligation+*	3,100	1,209
Public Service Enterprise Group, Inc.	108,300	3,533,829
Qwest Communications International, Inc.Δ	1,528,900	6,344,935
Sempra EnergyΔ	76,800	3,811,584
Southern Co. (The)Δ	38,400	1,196,544
Sprint Nextel Corporation*	136,100	654,641
Verizon Communications, Inc.	660,424	20,294,829

		114,168,880

Total Common Stocks (Cost $1,235,096,284)		948,773,649

FOREIGN COMMON STOCKS — 0.4%
Bermuda — 0.3%
Lazard, Ltd. Class A	90,800	2,444,336

Russia — 0.1%
CTC Media, Inc.Δ*	119,000	1,406,580

Total Foreign Common Stocks (Cost $3,730,096)		3,850,916

MONEY MARKET FUNDS — 10.8%
GuideStone Money Market Fund (GS4 Class)¥	36,312,700	36,312,700
Northern Institutional Liquid Assets Portfolio§	71,083,280	71,083,280

Total Money Market Funds (Cost $107,395,980)		107,395,980

	Par
U.S. TREASURY OBLIGATIONS — 0.7%
U.S. Treasury Bills
0.27%, 11/19/09‡‡	$6,705,000	6,698,563
0.28%, 11/19/09‡‡	35,000	34,966
0.28%, 11/19/09‡‡	390,000	389,626
0.30%, 11/19/09‡‡	95,000	94,909

Total U.S. Treasury Obligations (Cost $7,217,325)		7,218,064

TOTAL INVESTMENTS — 107.3% (Cost $1,353,439,685)		1,067,238,609

Liabilities in Excess of Other Assets — (7.3)%		(73,016,459)

Net Assets — 100.0%		$994,222,150

PORTFOLIO SUMMARY (based on net assets)

%
Financial Services	16.5
Healthcare	13.3
Consumer Discretionary	11.5
Utilities	11.5
Money Market Funds	10.8
Intergrated Oils	10.6
Technology	7.8
Producer Durables	7.3
Other Energy	4.8
Consumer Staples	4.7
Futures Contracts	4.1
Materials & Processing	3.2
Other	2.6
Auto & Transportation	1.6
U.S. Treasury Obligation	0.7
Foreign Common Stocks	0.4

111.4

See Notes to Financial Statements.

Value Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***

Level 1 — Quoted Prices
Common Stocks	$948,772,440	$—
Foreign Common Stocks	3,850,916	—
Futures Contracts	—	(785,520)
Money Market Funds	107,395,980	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	7,218,064	—
Level 3 — Significant Unobservable Inputs
Common Stocks	1,209	—

Total Assets	$1,067,238,609	$(785,520)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments***

Balance, 12/31/08	$1,209	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Changed in unrealized appreciation (depreciation)	—	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance, 06/30/09	$1,209	$—

See Notes to Financial Statements.

Growth Equity Fund
SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS — 92.3%
Auto & Transportation — 2.2%
Delta Air Lines, Inc.*	189,680	$1,098,247
Expeditors International Washington, Inc.	114,480	3,816,763
FedEx Corporation	53,130	2,955,091
Norfolk Southern CorporationΔ	97,038	3,655,422
Union Pacific Corporation	204,740	10,658,764

		22,184,287

Consumer Discretionary — 16.1%
Amazon.com, Inc.Δ*	328,230	27,459,722
Apollo Group, Inc. Class A*	34,500	2,453,640
AutoZone, Inc.*	12,200	1,843,542
Avon Products, Inc.	109,680	2,827,550
Bed Bath & Beyond, Inc.*	83,700	2,573,775
Best Buy Co., Inc.	230,120	7,706,719
Carnival Corporation	123,900	3,192,903
Coach, Inc.	34,530	928,166
Costco Wholesale Corporation	87,003	3,976,037
Darden Restaurants, Inc.	78,410	2,585,962
DIRECTV Group, Inc. (The)Δ*	130,107	3,214,944
Dollar Tree, Inc.*	44,700	1,881,870
eBay, Inc.*	113,500	1,944,255
Estee Lauder Cos., Inc. Class AΔ*	55,700	1,819,719
FTI Consulting, Inc.*	6,580	333,738
GameStop Corporation Class AΔ*	69,000	1,518,690
Gap, Inc. (The)	49,750	815,900
Home Depot, Inc. (The)	123,800	2,925,394
Iron Mountain, Inc.Δ*	209,240	6,015,650
Kohl’s CorporationΔ*	202,240	8,645,760
Krispy Kreme Doughnuts, Inc.	7,410	296
Lowe’s Cos., Inc.	480,044	9,317,654
McDonald’s Corporation	417,135	23,981,091
NIKE, Inc. Class BΔ	366,895	18,997,823
Paychex, Inc.Δ	13,420	338,184
Priceline.com, Inc.Δ*	25,700	2,866,835
Starbucks CorporationΔ*	754,810	10,484,311
Wal-Mart Stores, Inc.	169,244	8,198,179
Yum! Brands, Inc.	239,122	7,972,328

		166,820,637

Consumer Staples — 3.7%
Church & Dwight Co., Inc.Δ	25,400	1,379,474
Colgate-Palmolive Co.	81,140	5,739,844
CVS Caremark CorporationΔ	390,244	12,437,076
Hansen Natural CorporationΔ*	66,000	2,034,120
J.M. Smucker Co. (The)	27,470	1,336,690
Kroger Co.Δ	41,520	915,516
PepsiCo, Inc.	201,890	11,095,874
Procter & Gamble Co.	31,530	1,611,183
Whole Foods Market, Inc.Δ	84,900	1,611,402

		38,161,179

Financial Services — 15.6%
American Express Co.Δ	58,172	1,351,917
Annaly Mortgage Management, Inc. REIT	119,900	1,815,286
Bank of America CorporationΔ	425,797	5,620,520
Boston Properties, Inc. REITΔ	29,000	1,383,300
Capital One Financial Corporation	86,800	1,899,184
CME Group, Inc.	28,900	8,991,079
Goldman Sachs Group, Inc.Δ	96,192	14,182,548
IntercontinentalExchange, Inc.Δ*	142,230	16,248,355
Invesco, Ltd.	96,300	1,716,066
JPMorgan Chase & Co.Δ	749,444	25,563,535
Mastercard, Inc. Class A	70,771	11,840,696
Moody’s CorporationΔ	176,400	4,648,140
Morgan Stanley	294,072	8,383,993
MSCI, Inc.*	41,830	1,022,325
Schwab (Charles) Corporation
(The)	260,420	4,567,767
State Street CorporationΔ	51,170	2,415,224
US BancorpΔ	220,105	3,944,282
Visa, Inc.Δ	550,014	34,243,872
Wells Fargo & Co.Δ	476,342	11,486,673

		161,324,762

Healthcare — 12.7%
Abbott Laboratories	235,788	11,091,468
Abraxis Bioscience, Inc.Δ*	32,700	1,205,322
Aetna, Inc.	35,920	899,796
Allergan, Inc.	353,250	16,807,635
Amgen, Inc.*	75,100	3,975,794
Baxter International, Inc.	57,990	3,071,150
Becton Dickinson & Co.Δ	21,300	1,518,903
Boston Scientific Corporation*	359,900	3,649,386
Celgene CorporationΔ*	53,520	2,560,397
Cephalon, Inc.Δ*	29,390	1,664,943
Express Scripts, Inc.*	72,740	5,000,875
Genzyme CorporationΔ*	287,988	16,032,292
Gilead Sciences, Inc.Δ*	189,288	8,866,250
Hologic, Inc.Δ*	50,450	717,903
Illumina, Inc.Δ*	21,800	848,892
Intuitive Surgical, Inc.Δ*	106,000	17,347,960
Mylan Laboratories, Inc.Δ*	229,700	2,997,585
Myriad Genetics, Inc.Δ*	86,875	3,097,094
Myriad Pharmaceuticals, Inc.*	21,718	100,989
Qiagen NV*	47,700	886,743
St. Jude Medical, Inc.*	183,010	7,521,711
Stryker CorporationΔ	131,500	5,225,810
Teva Pharmaceutical Industries, Ltd. ADR	107,630	5,310,464
Thermo Fisher Scientific, Inc.*	96,400	3,930,228
Varian Medical Systems, Inc.Δ*	200,200	7,035,028

		131,364,618

Integrated Oils — 0.4%
Chevron Corporation	64,470	4,271,138

Materials & Processing — 5.7%
ABB, Ltd. ADRΔ	177,480	2,800,634
Air Products & Chemicals, Inc.	30,356	1,960,694
Crown Holdings, Inc.*	55,990	1,351,599
Dow Chemical Co. (The)Δ	216,840	3,499,798
Freeport-McMoRan Copper & Gold, Inc.	158,130	7,923,894
Monsanto Co.	262,902	19,544,135
Newmont Mining Corporation	94,700	3,870,389
Praxair, Inc.	188,306	13,382,907
Precision Castparts Corporation	67,120	4,901,774

		59,235,824

Other — 0.4%
3M Co.	34,440	2,069,844
Foster Wheeler AG*	27,040	642,200

See Notes to Financial Statements.

Growth Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
SPX CorporationΔ	31,000	$1,518,070

		4,230,114

Other Energy — 8.4%
Chesapeake Energy CorporationΔ	131,800	2,613,594
Consol Energy, Inc.	25,140	853,754
Devon Energy Corporation	124,260	6,772,170
EOG Resources, Inc.	10,008	679,743
First Solar, Inc.Δ*	21,064	3,414,896
FMC Technologies, Inc.Δ*	268,700	10,097,746
National Oilwell Varco, Inc.*	494,800	16,160,168
Petroleo Brasileiro SA ADRΔ	163,593	6,704,041
Schlumberger, Ltd.Δ	230,500	12,472,355
Southwestern Energy Co.*	90,960	3,533,796
Transocean, Ltd.*	305,136	22,668,554
XTO Energy, Inc.Δ	25,578	975,545

		86,946,362

Producer Durables — 3.8%
America Movil SA de CV ADR Series LΔ	216,900	8,398,368
American Tower Corporation Class AΔ*	108,760	3,429,203
AMETEK, Inc.	41,770	1,444,407
Boeing Co. (The)	13,960	593,300
Danaher Corporation	21,360	1,318,766
General Dynamics Corporation	122,738	6,798,458
ITT Industries, Inc.	27,280	1,213,960
Lockheed Martin CorporationΔ	75,593	6,096,575
Raytheon Co.	80,140	3,560,620
Republic Services, Inc.	74,530	1,819,277
United Technologies CorporationΔ	94,810	4,926,328

		39,599,262

Technology — 22.5%
Activision Blizzard, Inc.Δ*	294,600	3,720,798
Amphenol Corporation	152,025	4,810,071
Apple, Inc.Δ*	363,467	51,768,605
Broadcom Corporation Class AΔ*	770,960	19,112,098
Check Point Software Technologies, Ltd.*	135,660	3,183,940
Cisco Systems, Inc.*	713,497	13,299,584
Citrix Systems, Inc.Δ*	36,400	1,160,796
Cognizant Technology Solutions Corporation Class A*	81,720	2,181,924
EMC Corporation*	379,590	4,972,629
F5 Networks, Inc.Δ*	24,680	853,681
Google, Inc.*	91,602	38,618,487
Hewlett-Packard Co.	232,126	8,971,670
Intel Corporation	387,950	6,420,573
International Business Machines Corporation	52,736	5,506,693
Intersil Corporation Class AΔ	117,280	1,474,210
Juniper Networks, Inc.Δ*	207,880	4,905,968
Macrovision Solutions Corporation*	7	153
Marvell Technology Group, Ltd.*	293,100	3,411,684
McAfee, Inc.*	17,970	758,154
Microsoft Corporation	181,050	4,303,558
Oracle Corporation	311,500	6,672,330
QUALCOMM, Inc.	742,940	33,580,888
Salesforce.com, Inc.Δ*	241,000	9,198,970
Trimble Navigation, Ltd.Δ*	39,350	772,441
VMware, Inc.Δ*	123,600	3,370,572

		233,030,477

Utilities — 0.8%
AES Corporation*	210,850	2,447,969
Allegheny Energy, Inc.	24,560	629,964
Entergy CorporationΔ	6,650	515,508
FPL Group, Inc.	12,040	684,594
Sprint Nextel CorporationΔ*	516,860	2,486,097
Xcel Energy Inc.	47,000	865,270

		7,629,402

Total Common Stocks (Cost $972,361,114)		954,798,062

FOREIGN COMMON STOCKS — 3.9%
Canada — 0.9%
Potash Corporation of SaskatchewanΔ	41,320	3,844,826
Research In Motion, Ltd.*	83,223	5,912,994

		9,757,820

China — 0.5%
Mindray Medical International, Ltd. ADRΔ	206,400	5,762,688

Finland — 0.2%
Nokia Corporation ADRΔ	127,700	1,861,866

France — 0.4%
Total SA ADRΔ	79,520	4,312,370

Switzerland — 1.0%
Ace, Ltd.	65,280	2,887,334
Alcon, Inc.	21,220	2,464,067
Weatherford International, Ltd.*	257,070	5,028,289

		10,379,690

Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADRΔ	522,289	4,914,739

United Kingdom — 0.4%
BHP Billiton PLC ADRΔ	89,100	4,050,486

Total Foreign Common Stocks (Cost $39,297,005)		41,039,659

MONEY MARKET FUNDS — 12.1%
GuideStone Money Market Fund (GS4 Class)¥	31,151,191	31,151,191
Northern Institutional Liquid Assets Portfolio§	93,789,900	93,789,900

Total Money Market Funds (Cost $124,941,091)		124,941,091

	Par
U.S. TREASURY OBLIGATION — 0.8%
U.S. Treasury Bill 0.27%, 11/19/09‡‡ (Cost $8,306,207)	$8,315,000	8,307,017

TOTAL INVESTMENTS — 109.1% (Cost $1,144,905,417)		1,129,085,829

Liabilities in Excess of Other Assets — (9.1)%		(94,548,233)

NET ASSETS — 100.0%		$1,034,537,596

See Notes to Financial Statements.

PORTFOLIO SUMMARY (based on net assets)

%
Technology	22.5
Consumer Discretionary	16.1
Financial Services	15.6
Healthcare	12.7
Money Market Funds	12.1
Other Energy	8.4
Materials & Processing	5.7
Foreign Common Stocks	3.9
Producer Durables	3.8
Consumer Staples	3.7
Futures Contracts	3.6
Auto & Transportation	2.2
U.S. Treasury Obligation	0.8
Utilities	0.8
Integrated Oils	0.4
Other	0.4

112.7

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Common Stocks	$954,798,062	$—
Foreign Common Stocks	41,039,659	—
Futures Contracts	—	265,904
Money Market Funds	124,941,091	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligation	8,307,017	—
Level 3 — Significant Unobservable Inputs	—	—

Total Assets	$1,129,085,829	$265,904

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

Small Cap Equity Fund
SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS — 84.9%
Auto & Transportation — 3.3%
American Commercial Lines, Inc.Δ*	25,050	$387,774
Arkansas Best Corporation	18,119	477,436
ATC Technology CorporationΔ*	48,200	698,900
Con-Way, Inc.	12,000	423,720
Diana Shipping, Inc.Δ	48,400	644,688
Genco Shipping & Trading, Ltd.Δ	18,500	401,820
Genesee & Wyoming, Inc. Class A*	29,300	776,743
Heartland Express, Inc.Δ	80,300	1,182,016
HUB Group, Inc.*	20,900	431,376
JB Hunt Transport Services, Inc.Δ	40,000	1,221,200
Knight Transportation, Inc.Δ	87,200	1,443,160
Old Dominion Freight Line, Inc.Δ*	13,800	463,266
Overseas Shipholding Group, Inc.Δ	12,900	439,116
Republic Airways Holdings, Inc.*	85,800	560,274
Skywest, Inc.	46,200	471,240
UTI Worldwide, Inc.*	58,800	670,320
WABCO Holdings, Inc.Δ	38,600	683,220

		11,376,269

Consumer Discretionary — 12.8%
Aaron Rents, Inc.Δ	16,601	495,042
Advisory Board Co. (The)Δ*	47,800	1,228,460
Aeropostale, Inc.*	35,055	1,201,335
American Public Education, Inc.Δ*	19,400	768,434
AMN Healthcare Services, Inc.Δ*	67,500	430,650
AnnTaylor Stores CorporationΔ*	52,600	419,748
Arbitron, Inc.Δ	22,100	351,169
BJ’s Wholesale Club, Inc.Δ*	11,600	373,868
California Pizza Kitchen, Inc.Δ*	47,100	625,959
Capella Education Co.Δ*	18,500	1,109,075
Carter’s, Inc.*	38,932	958,116
Cato Corporation Class A	25,300	441,232
CEC Entertainment, Inc.*	20,100	592,548
Charlotte Russe Holding, Inc.Δ*	63,000	811,440
Cheesecake Factory, Inc.Δ*	25,500	441,150
Chico’s FAS, Inc.Δ*	29,400	286,062
Chipotle Mexican Grill, Inc.Δ*	9,300	680,698
Coinstar, Inc.*	18,737	500,278
Constant Contact, Inc.Δ*	17,400	345,216
Corinthian Colleges, Inc.Δ*	81,230	1,375,224
Corporate Executive Board Co.	43,800	909,288
CoStar Group, Inc.Δ*	22,400	893,088
CROCS, Inc.Δ*	50,000	170,000
Deckers Outdoor Corporation*	7,400	519,998
DG Fastchannel, Inc.Δ*	18,633	340,984
Dillard’s, Inc. Class A	49,100	451,720
DynCorp International, Inc.Δ*	45,800	768,982
EZCORP, Inc. Class A*	49,100	529,298
FGX International Holdings, Ltd.Δ*	30,000	341,400
FTI Consulting, Inc.*	31,500	1,597,680
Guess ?, Inc.Δ	11,000	283,580
Healthcare Services Group, Inc.Δ	22,600	404,088
Hewitt Associates, Inc. Class A*	17,000	506,260
hhgregg, Inc.Δ*	18,400	278,944
Hibbett Sports, Inc.Δ*	14,500	261,000
Houston Wire & Cable Co.Δ	43,800	521,658
Huron Consulting Group, Inc.Δ*	13,700	633,351
ICF International, Inc.*	13,684	377,541
Iconix Brand Group, Inc.Δ*	36,900	567,522
Insight Enterprises, Inc.*	25,500	246,330
J Crew Group, Inc.Δ*	13,500	364,770
Kforce, Inc.Δ*	68,000	562,360
MAXIMUS, Inc.	12,000	495,000
Mohawk Industries, Inc.Δ*	7,100	253,328
Monro Muffler Brake, Inc.Δ	27,700	712,167
MPS Group, Inc.Δ*	97,800	747,192
Netease.com ADRΔ*	11,600	408,088
Netflix, Inc.Δ*	22,596	934,119
On Assignment, Inc.Δ*	111,800	437,138
PetMed Express, Inc.Δ*	36,700	551,601
PF Chang’s China Bistro, Inc.Δ*	27,500	881,650
PHH CorporationΔ*	44,900	816,282
Pool CorporationΔ	34,625	573,390
Rent-A-Center, Inc.Δ*	35,700	636,531
Resources Connection, Inc.Δ*	92,100	1,581,357
Robert Half International, Inc.Δ	45,300	1,069,986
Rush Enterprises, Inc. Class AΔ*	59,621	694,585
Steven Madden, Ltd.Δ*	49,000	1,247,050
SYKES Enterprises, Inc.*	90,400	1,635,336
Tech Data Corporation*	24,100	788,311
Tempur-Pedic International, Inc.Δ	36,600	478,362
Tetra Tech, Inc.Δ*	6,300	180,495
Texas Roadhouse, Inc. Class AΔ*	18,900	206,199
Timberland Co.*	40,500	537,435
TiVo, Inc.*	16,100	168,728
Ulta Salon Cosmetics & Fragrance, Inc.Δ*	19,100	212,392
Universal Electronics, Inc.Δ*	36,882	743,910
ValueClick, Inc.*	79,400	835,288
WESCO International, Inc.Δ*	34,400	861,376

		43,652,842

Consumer Staples — 2.5%
Chattem, Inc.Δ*	8,300	565,230
Chiquita Brands International, Inc.Δ*	45,500	466,830
Green Mountain Coffee Roasters, Inc.Δ*	16,171	956,029
Hansen Natural Corporation*	38,200	1,177,324
Helen of Troy, Ltd.*	37,583	631,018
Herbalife, Ltd.	53,700	1,693,698
J & J Snack Foods Corporation	27,052	971,167
Pantry, Inc.*	37,500	622,500
SUPERVALU, Inc.	50,900	659,155
TreeHouse Foods, Inc.Δ*	8,888	255,708
United Natural Foods, Inc.Δ*	23,600	619,500

		8,618,159

See Notes to Financial Statements.

	Shares	Value
Financial Services — 16.1%
American Financial Group, Inc.Δ	50,500	$1,089,790
American Physicians Capital, Inc.	11,700	458,172
AMERISAFE, Inc.*	28,018	435,960
Amtrust Financial Services, Inc.	48,700	555,180
Argo Group International Holdings, Ltd.*	29,952	845,246
Assured Guaranty, Ltd.Δ	27,700	342,926
AXIS Capital Holdings, Ltd.Δ	49,000	1,282,820
Banco Latinoamericano de Exportaciones SAΔ	62,000	770,660
Bank of the Ozarks, Inc.Δ	33,200	718,116
BOK Financial CorporationΔ	11,300	425,671
Brown & Brown, Inc.	63,800	1,271,534
Cash America International, Inc.	21,500	502,885
City Holding Co.	24,900	755,964
Cohen & Steers, Inc.Δ	26,500	396,175
Cybersource CorporationΔ*	56,181	859,569
Delphi Financial Group, Inc.Δ	50,700	985,101
Duff & Phelps Corporation	34,100	606,298
Endurance Specialty Holdings, Ltd.	35,100	1,028,430
Evercore Partners, Inc. Class AΔ	27,400	538,136
Federated Investors, Inc. Class BΔ	35,700	860,013
First Cash Financial Services, Inc.Δ*	40,800	714,816
First Niagara Financial Group, Inc.	15,300	174,726
FPIC Insurance Group, Inc.*	11,500	352,130
Global Payments, Inc.	91,400	3,423,844
Greenhill & Co., Inc.Δ	2,544	183,702
H&E Equipment Services, Inc.*	48,300	451,605
Hanover Insurance Group, Inc.	29,400	1,120,434
HCC Insurance Holdings, Inc.Δ	104,535	2,509,885
Horace Mann Educators Corporation	75,900	756,723
IBERIABANK Corporation	5,400	212,814
Infinity Property & Casualty Corporation	24,600	896,916
Investment Technology Group, Inc.*	28,000	570,920
Jack Henry & Associates, Inc.Δ	53,900	1,118,425
Janus Capital Group, Inc.Δ	41,300	470,820
Jefferies Group, Inc.Δ*	18,500	394,605
Knight Capital Group, Inc. Class AΔ*	53,500	912,175
Life Partners Holdings, Inc.Δ	8,475	120,176
Mobile Mini, Inc.Δ*	51,000	748,170
MSCI, Inc.*	22,500	549,900
NewAlliance Bancshares, Inc.	69,600	800,400
Ocwen Financial CorporationΔ*	53,200	690,004
Odyssey Re Holdings CorporationΔ	21,400	855,572
optionsXpress Holdings, Inc.Δ	208,490	3,237,850
Park National CorporationΔ	14,400	813,312
Platinum Underwriters Holdings, Ltd.Δ	32,500	929,175
Portfolio Recovery Associates, Inc.Δ*	26,500	1,026,345
Prosperity Bancshares, Inc.Δ	8,627	257,343
Provident Financial Services, Inc.	65,700	597,870
PS Business Parks, Inc. REIT	19,600	949,424
RLI CorporationΔ	23,500	1,052,800
Safety Insurance Group, Inc.	43,500	1,329,360
StanCorp Financial Group, Inc.	44,100	1,264,788
Sterling Bancshares, Inc.	71,800	454,494
Stifel Financial CorporationΔ*	13,600	654,024
Sunstone Hotel Investors, Inc. REIT	90,300	483,105
SWS Group, Inc.Δ	61,700	861,949
Taubman Centers, Inc. REIT	19,700	529,142
Torchmark CorporationΔ	21,800	807,472
Tower Group, Inc.	48,894	1,211,593
TradeStation Group, Inc.*	65,500	554,130
Trustmark CorporationΔ	48,400	935,088
United Bankshares, Inc.Δ	32,700	638,958
W.R. Berkley Corporation	19,700	422,959
World Acceptance CorporationΔ*	42,400	844,184
Wright Express CorporationΔ*	75,600	1,925,532

		54,538,305

Healthcare — 11.0%
Abaxis, Inc.Δ*	12,300	252,642
Acorda Therapeutics, Inc.*	6,500	183,235
Alexion Pharmaceuticals, Inc.Δ*	10,420	428,470
Align Technology, Inc.Δ*	57,000	604,200
Allos Therapeutics, Inc.*	4,967	41,176
Allscripts-Misys Healthcare Solutions, Inc.*	11,100	176,046
Amedisys, Inc.Δ*	55,134	1,820,525
American Dental Partners, Inc.Δ*	37,900	343,753
AMERIGROUP CorporationΔ*	28,300	759,855
athenahealth, Inc.Δ*	18,757	694,197
BioMarin Pharmaceuticals, Inc.Δ*	49,700	775,817
Bio-Rad Laboratories, Inc. Class AΔ*	15,800	1,192,584
Biovail CorporationΔ	38,900	523,205
Brookdale Senior Living, Inc.Δ	35,400	344,796
CardioNet, Inc.Δ*	22,200	362,304
Catalyst Health Solutions, Inc.*	81,700	2,037,598
Cooper Cos., Inc.Δ	39,500	976,835
Cubist Pharmaceuticals, Inc.*	40,200	736,866
Dionex CorporationΔ*	17,600	1,074,128
Endo Pharmaceuticals Holdings, Inc.Δ*	41,500	743,680
Five Star Quality Care, Inc.+	2,086	—
Genoptix, Inc.Δ*	17,400	556,626
Haemonetics Corporation*	18,200	1,037,400
Hanger Orthopedic Group, Inc.Δ*	24,909	338,513
Health Net, Inc.*	62,900	978,095
ICON PLC ADRΔ*	90,400	1,950,832
Illumina, Inc.Δ*	4,775	185,939
Immucor, Inc.*	49,700	683,872
Inverness Medical Innovations, Inc.Δ*	20,900	743,622
Lincare Holdings, Inc.Δ*	37,000	870,240
Magellan Health Services, Inc.*	40,700	1,335,774
Martek Biosciences CorporationΔ*	22,100	467,415
See Notes to Financial Statements.

Small Cap Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
MedAssets, Inc.Δ*	55,400	$1,077,530
Mednax, Inc.*	6,200	261,206
NuVasive, Inc.Δ*	21,450	956,670
Omnicare, Inc.	26,200	674,912
Orthofix International NVΔ*	24,100	602,741
Orthovita, Inc.Δ*	35,800	184,370
PerkinElmer, Inc.	78,300	1,362,420
Phase Forward, Inc.Δ*	42,700	645,197
Psychiatric Solutions, Inc.Δ*	44,800	1,018,752
Savient Pharmaceuticals, Inc.Δ*	14,300	198,198
Sepracor, Inc.*	37,100	642,572
STERIS CorporationΔ	22,500	586,800
Symmetry Medical, Inc.*	98,300	916,156
Techne Corporation	22,300	1,422,963
Thoratec CorporationΔ*	19,627	525,611
United Therapeutics CorporationΔ*	8,500	708,305
VCA Antech, Inc.Δ*	48,900	1,305,630
Volcano CorporationΔ*	46,000	643,080
WellCare Health Plans, Inc.Δ*	28,600	528,814

		37,482,167

Integrated Oils — 0.7%
Frontier Oil CorporationΔ	26,300	344,793
Holly CorporationΔ	33,800	607,724
Sunoco, Inc.	24,000	556,800
Tesoro CorporationΔ	27,800	353,894
Western Refining, Inc.Δ*	55,000	388,300

		2,251,511

Materials & Processing — 7.7%
AAON, Inc.Δ	22,300	444,216
AK Steel Corporation	20,200	387,638
Albemarle Corporation	31,500	805,455
Apogee Enterprises, Inc.Δ	61,700	758,910
Ball Corporation	21,100	952,876
Beacon Roofing Supply, Inc.*	104,067	1,504,809
Belden CDT, Inc.	43,700	729,790
Bemis Co., Inc.	30,700	773,640
Carpenter Technology Corporation	47,800	994,718
CLARCOR, Inc.	44,300	1,293,117
Dycom Industries, Inc.*	72,300	800,361
EMCOR Group, Inc.*	16,700	336,004
Granite Construction, Inc.Δ	16,900	562,432
H.B. Fuller Co.	25,000	469,250
Hexcel CorporationΔ*	53,772	512,447
IAMGOLD CorporationΔ	67,434	682,432
Interline Brands, Inc.*	55,000	752,400
Jones Lang LaSalle, Inc.Δ	34,200	1,119,366
Kaiser Aluminum Corporation	12,600	452,466
Lennox International, Inc.Δ	24,600	789,906
Lubrizol Corporation	21,500	1,017,165
Michael Baker Corporation*	10,500	444,780
Minerals Technologies, Inc.	16,700	601,534
MYR Group, Inc.Δ*	20,831	421,203
NewMarket Corporation	12,600	848,358
OM Group, Inc.Δ*	25,800	748,716
Orion Marine Group, Inc.Δ*	9,100	172,900
Owens Corning*	6,300	80,514
RBC Bearings, Inc.Δ*	21,900	447,855
Reliance Steel & Aluminum Co.Δ	38,500	1,478,015
Solutia, Inc.*	40,000	230,400
Sonoco Products Co.	21,500	514,925
URS Corporation*	10,200	505,104
Watsco, Inc.Δ	54,100	2,647,113
Worthington Industries, Inc.Δ	56,700	725,193

		26,006,008

Metals Mining — 0.1%
Pan American Silver Corporation*	12,000	219,960

Other — 0.5%
Lancaster Colony CorporationΔ	15,800	696,306
SPX Corporation	20,600	1,008,782

		1,705,088

Other Energy — 5.1%
Approach Resources, Inc.Δ*	42,400	292,560
Arena Resources, Inc.Δ*	64,100	2,041,585
Atlas America, Inc.Δ	20,900	373,483
Atwood Oceanics, Inc.*	13,900	346,249
Cabot Oil & Gas Corporation	5,800	177,712
Cal Dive International, Inc.*	130,500	1,126,215
CARBO Ceramics, Inc.Δ	16,500	564,300
Comstock Resources, Inc.*	40,200	1,328,610
Concho Resources, Inc.*	38,700	1,110,303
Dril-Quip, Inc.*	9,700	369,570
EnerNOC, Inc.Δ*	13,196	285,957
EXCO Resources, Inc.*	178,739	2,309,308
Exterran Holdings, Inc.Δ*	79,200	1,270,368
Hercules Offshore, Inc.Δ*	240,900	956,373
NATCO Group, Inc. Class A*	25,600	842,752
Oil States International, Inc.Δ*	35,000	847,350
Patterson-UTI Energy, Inc.Δ	37,900	487,394
Penn Virginia CorporationΔ	22,100	361,777
Quicksilver Resources, Inc.Δ*	50,600	470,074
SEACOR Holdings, Inc.Δ*	12,800	963,072
T-3 Energy Services, Inc.*	25,849	307,862
Whiting Petroleum
CorporationΔ*	14,200	499,272

		17,332,146

Producer Durables — 7.2%
A.O. Smith CorporationΔ	25,298	823,956
Actuant Corporation Class A	57,668	703,550
Arris Group, Inc.Δ*	85,900	1,044,544
Clean Harbors, Inc.*	22,000	1,187,780
Columbus McKinnon Corporation*	38,900	492,085
Cubic CorporationΔ	11,700	418,743
Curtiss-Wright Corporation	37,100	1,102,983
Cymer, Inc.*	34,400	1,022,712
Darling International, Inc.*	40,900	269,940
Duoyuan Global Water, Inc. ADRΔ*	10,200	247,656
Faro Technologies, Inc.Δ*	42,400	658,472
Gardner Denver, Inc.*	41,500	1,044,555
Graco, Inc.Δ	35,600	783,912
HEICO CorporationΔ	12,000	435,120
HEICO Corporation Class A	9,100	266,266
IDEX Corporation	51,811	1,272,996
Kennametal, Inc.	21,000	402,780
Lexmark International, Inc.Δ*	64,800	1,027,080
Middleby CorporationΔ*	25,900	1,137,528
Moog, Inc. Class A*	18,500	477,485
Orbital Sciences Corporation*	83,600	1,268,212
Regal-Beloit CorporationΔ	42,300	1,680,156
SBA Communications Corporation Class AΔ*	75,882	1,862,144

See Notes to Financial Statements.

	Shares	Value
Stericycle, Inc.Δ*	12,000	$618,360
Tessera Technologies, Inc.*	17,900	452,691
Thomas & Betts Corporation*	6,700	193,362
Toro Co.Δ	18,100	541,190
TransDigm Group, Inc.Δ*	33,000	1,194,600
Triumph Group, Inc.	20,900	836,000
Varian Semiconductor Equipment Associates, Inc.Δ*	28,525	684,315
Zebra Technologies Corporation*	15,976	377,992

		24,529,165

Technology — 12.8%
3Com CorporationΔ*	108,000	508,680
Advanced Analogic Technologies, Inc.Δ*	142,900	655,911
American Reprographics Co.*	39,200	326,144
Amkor Technology, Inc.Δ*	113,700	537,801
Ariba, Inc.*	49,876	490,780
Atheros Communications, Inc.Δ*	45,400	873,496
Avnet, Inc.*	23,500	494,205
Blackboard, Inc.Δ*	17,200	496,392
Brocade Communications Systems, Inc.*	67,300	526,286
Cadence Design Systems, Inc.*	92,500	545,750
CommVault Systems, Inc.*	35,500	588,590
Compellent Technologies, Inc.*	12,032	183,488
Compuware Corporation*	94,600	648,956
CPI International, Inc.Δ*	56,400	490,116
Cree, Inc.Δ*	14,100	414,399
DealerTrack Holdings, Inc.Δ*	117,900	2,004,300
DigitalGlobe, Inc.*	20,600	395,520
DTS, Inc.Δ*	13,000	351,910
EarthLink, Inc.*	95,600	708,396
EPIQ Systems, Inc.Δ*	29,100	446,685
F5 Networks, Inc.*	24,431	845,068
Flextronics International, Ltd.Δ*	112,900	464,019
FormFactor, Inc.Δ*	43,600	751,664
Hittite Microwave CorporationΔ*	20,800	722,800
Informatica Corporation*	45,500	782,145
Ingram Micro, Inc. Class A*	75,600	1,323,000
Kenexa Corporation*	28,900	334,373
LogMeIn	3,800	60,800
Longtop Financial Technologies, Ltd. ADRΔ*	6,300	154,728
Macrovision Solutions Corporation*	22,804	497,355
Mantech International Corporation Class AΔ*	11,600	499,264
Monolithic Power Systems, Inc.*	83,226	1,865,095
Monotype Imaging Holdings, Inc.*	22,400	152,544
Netezza CorporationΔ*	88,700	737,984
Netlogic Microsystems, Inc.Δ*	24,934	909,094
NeuStar, Inc. Class A*	42,700	946,232
Nuance Communications, Inc.Δ*	54,833	662,931
OpenTable, Inc.Δ*	6,300	190,071
Palm, Inc.Δ*	16,000	265,120
Power Intergrations, Inc.Δ	94,600	2,250,534
Riverbed Technology, Inc.*	19,800	459,162
Scansource, Inc.Δ*	65,000	1,593,800
Semtech Corporation*	57,067	907,936
Silicon Laboratories, Inc.Δ*	19,500	739,830
SkillSoft PLC ADRΔ*	130,000	1,014,000
Solera Holdings, Inc.*	168,079	4,269,207
SRA International, Inc. Class A*	37,300	654,988
Stanley, Inc.*	31,400	1,032,432
STEC, Inc.Δ*	57,400	1,331,106
Stratasys, Inc.Δ*	30,292	332,909
Sybase, Inc.Δ*	48,533	1,521,024
Synaptics, Inc.Δ*	16,350	631,927
Taleo Corporation Class AΔ*	20,400	372,708
Ultimate Software Group, Inc.Δ*	45,500	1,102,920
Viasat, Inc.*	41,400	1,061,496
Vishay Intertechnology, Inc.*	54,200	368,018

		43,496,089

Utilities — 5.1%
Alliant Energy CorporationΔ	41,000	1,071,330
Centerpoint Energy, Inc.Δ	65,900	730,172
CenturyTel, Inc.Δ	17,800	546,460
El Paso Electric Co.*	36,300	506,748
Energen Corporation	28,900	1,153,110
General Communication, Inc. Class A*	79,600	551,628
IDACORP, Inc.Δ	24,500	640,430
ITC Holdings Corporation	7,981	362,018
j2 Global Communications, Inc.Δ*	76,200	1,719,072
National Fuel Gas Co.Δ	12,600	454,608
NiSource, Inc.Δ	76,400	890,824
NTELOS Holdings Corporation	84,700	1,560,174
NV Energy, Inc.	117,000	1,262,430
OGE Energy Corporation	45,200	1,280,064
Oneok, Inc.	43,300	1,276,917
Pepco Holdings, Inc.	82,400	1,107,456
Portland General Electric Co.	42,200	822,056
TECO Energy, Inc.Δ	34,600	412,778
UGI Corporation	15,800	402,742
USA Mobility, Inc.Δ*	37,300	475,948

		17,226,965

Total Common Stocks (Cost $307,739,072)		288,434,674

FOREIGN COMMON STOCKS — 0.7%
Israel — 0.1%
RRSat Global Communications Network, Ltd.	35,500	434,520

Netherlands — 0.1%
AerCap Holdings NV*	50,600	365,332

Puerto Rico — 0.2%
Oriental Financial GroupΔ	62,700	608,190

Singapore — 0.3%
Verigy, Ltd.*	88,200	1,073,394

Total Foreign Common Stocks (Cost $4,326,593)		2,481,436

PREFERRED STOCKS — 0.0%
Federal Home Loan Mortgage Corporation	5,125	6,252
Federal National Mortgage Association	3,750	5,067

See Notes to Financial Statements.

Small Cap Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Preferred Blocker (GMAC), Inc.	73	$31,395

Total Preferred Stocks (Cost $249,415)		42,714

MONEY MARKET FUNDS — 24.6%
GuideStone Money Market Fund (GS4 Class)¥	22,939,664	22,939,664
Northern Institutional Liquid Assets Portfolio§	60,576,786	60,576,786

Total Money Market Funds (Cost $83,516,450)		83,516,450

	Par
AGENCY OBLIGATIONS — 0.8%
Federal Home Loan Mortgage Corporation
4.38%, 01/25/10	$260,000	265,736
Federal National Mortgage Association
0.34%, 01/25/10Ω‡‡	2,146,000	2,142,219
5.25%, 08/01/12	110,000	114,382
5.00%, 02/13/17	230,000	251,356

Total Agency Obligations (Cost $2,765,978)		2,773,693

ASSET-BACKED SECURITIES — 0.5%
Bear Stearns Asset-Backed Securities Trust
0.76%, 10/27/32†	27,898	19,105
0.76%, 12/25/33†	301,960	202,149
Drive Auto Receivables Trust
5.33%,
04/15/14 STEP 144A	317,715	299,423
EMC Mortgage Loan Trust
0.96%,
02/25/41 STEP 144A	81,511	42,636
GSAA Trust
0.58%, 07/25/37†	200,000	61,183
Lehman XS Trust
0.61%, 11/25/35†	287,200	122,541
0.61%, 12/25/35†	143,281	35,124
0.43%, 06/25/37†	228,751	159,324
0.57%, 02/25/46†	295,243	123,653
0.38%, 08/25/46†	153,351	124,263
MASTR Specialized Loan Trust
0.66%, 05/25/37 144A†	265,954	79,643
Nelnet Student Loan Trust
2.57%, 04/25/24†	80,000	78,822
Option One Mortgage Loan Trust
1.11%, 11/25/32†	26,316	17,755
Renaissance Home Equity Loan Trust
0.74%, 06/25/33†	20,444	12,495
Securitized Asset-Backed Receivables LLC Trust
0.54%, 02/25/37†	271,259	107,354
Wachovia Asset Securitization, Inc.
0.68%, 09/27/32†	68,794	32,941
0.74%, 12/25/32†	36,519	14,976
0.60%, 03/25/33†	40,298	23,287
Washington Mutual Master Note Trust
0.35%, 09/15/13 144A†	200,000	199,693

Total Asset-Backed Securities (Cost $2,977,044)		1,756,367

CORPORATE BONDS — 2.9%
AES Corporation
7.75%, 10/15/15	30,000	28,050
8.00%, 10/15/17	140,000	130,900
8.00%, 06/01/20	190,000	171,475
Alcoa, Inc.
6.00%, 07/15/13	80,000	78,229
American Express Co.
8.13%, 05/20/19	180,000	187,108
6.80%, 09/01/66†	140,000	100,931
American International Group, Inc.
5.85%, 01/16/18	190,000	100,660
Anadarko Petroleum Corporation
6.45%, 09/15/36	320,000	288,519
Apache Corporation
5.63%, 01/15/17	110,000	115,580
AT&T, Inc.
5.50%, 02/01/18	90,000	90,020
5.80%, 02/15/19	130,000	132,232
BAC Capital Trust XIV
5.63%, 12/31/49†	10,000	5,003
Baker Hughes, Inc.
7.50%, 11/15/18	70,000	82,116
Bank of America Corporation
5.75%, 12/01/17	190,000	169,453
8.13%, 12/15/49†	20,000	16,729
8.00%, 12/29/49†	60,000	50,182
Bear Stearns LLC
7.25%, 02/01/18	170,000	179,464
Cardinal Health, Inc.
5.85%, 12/15/17	60,000	56,217
Caterpillar Financial Services Corporation
6.20%, 09/30/13	110,000	116,572
Chesapeake Energy Corporation
6.88%, 11/15/20	100,000	81,000
Citigroup, Inc.
6.50%, 08/19/13	140,000	136,113
5.00%, 09/15/14	160,000	134,278
6.88%, 03/05/38	130,000	115,143
Comcast Corporation
6.50%, 01/15/17	360,000	382,480
Community Health Systems, Inc.
8.88%, 07/15/15	30,000	29,550
ConocoPhillips Holding Co.
6.95%, 04/15/29	180,000	194,488
Countrywide Financial Corporation
6.25%, 05/15/16	50,000	44,418
CVS Pass-Through Trust
6.94%, 01/10/30 144A	87,447	79,331
DaVita, Inc.
6.63%, 03/15/13	35,000	33,163
Dominion Resources, Inc.
5.70%, 09/17/12	120,000	127,737

See Notes to Financial Statements.

	Par	Value
Duke Energy Carolinas LLC
5.63%, 11/30/12	$130,000	$139,438
Dynegy Holdings, Inc.
7.75%, 06/01/19	45,000	35,269
Edison Mission Energy
7.20%, 05/15/19	100,000	75,000
Embarq Corporation
6.74%, 06/01/13	150,000	151,545
Energy Future Holdings Corporation
11.25%, 11/01/17 PIK	530,000	325,950
6.50%, 11/15/24	20,000	10,122
6.55%, 11/15/34	10,000	4,858
Energy Transfer Partners LP
6.70%, 07/01/18	100,000	102,402
FirstEnergy Corporation
7.38%, 11/15/31	110,000	104,099
Ford Motor Credit Co., LLC
7.38%, 10/28/09	550,000	545,327
12.00%, 05/15/15Δ	140,000	131,054
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17	65,000	65,580
General Electric Capital Corporation
6.38%, 11/15/67†	130,000	86,864
GMAC LLC
6.63%, 05/15/12 144AΔ	348,000	294,060
GMAC, Inc.
7.50%, 12/31/13 144AΔ	37,000	29,045
8.00%, 12/31/18 144A	32,000	20,640
Goldman Sachs Capital II
5.79%, 12/29/49†	10,000	6,098
Goldman Sachs Group, Inc.
4.50%, 06/15/10	100,000	102,495
5.95%, 01/18/18	100,000	97,155
HCA, Inc.
9.63%, 11/15/16 PIK	52,000	51,610
Hertz Corporation
8.88%, 01/01/14	10,000	9,250
Hess Corporation
7.30%, 08/15/31	130,000	134,564
HSBC Finance Corporation
4.63%, 09/15/10	290,000	292,445
Humana, Inc.
7.20%, 06/15/18	30,000	27,077
JPMorgan Chase & Co.
6.13%, 06/27/17Δ	200,000	197,915
Kinder Morgan Energy Partners LP
6.00%, 02/01/17	70,000	69,549
6.95%, 01/15/38	120,000	116,596
Kroger Co.
6.15%, 01/15/20	70,000	71,659
L-3 Communications Corporation
6.38%, 10/15/15	85,000	77,563
Lehman Brothers Holdings Capital Trust VII
5.86%, 11/29/49#	10,000	1
Lehman Brothers Holdings E-Capital Trust I
0.00%, 08/19/65#	50,000	5
Lehman Brothers Holdings, Inc.
6.50%, 07/19/17#	160,000	16
6.75%, 12/28/17#	120,000	12
Merrill Lynch & Co., Inc.
5.45%, 02/05/13	220,000	214,296
MetLife, Inc.
6.75%, 06/01/16	50,000	50,972
6.40%, 12/15/36	120,000	86,025
Morgan Stanley
5.63%, 01/09/12	160,000	163,840
NewPage Corporation
10.00%, 05/01/12	30,000	14,550
NRG Energy, Inc.
7.25%, 02/01/14	10,000	9,725
7.38%, 02/01/16	30,000	28,463
Occidental Petroleum Corporation
7.00%, 11/01/13	100,000	114,596
Oncor Electric Delivery Co.
6.38%, 01/15/15	50,000	52,343
Pacific Gas & Electric Co.
5.63%, 11/30/17	30,000	31,808
6.05%, 03/01/34	80,000	83,264
Pemex Project Funding Master Trust
6.63%, 06/15/35	90,000	81,511
PepsiCo, Inc.
7.90%, 11/01/18	60,000	73,122
Qwest Communications International, Inc.
7.50%, 02/15/14	70,000	64,225
Roche Holdings, Inc.
6.00%, 03/01/19 144A	50,000	53,412
Sonat, Inc.
7.63%, 07/15/11	100,000	98,483
Sprint Capital Corporation
6.90%, 05/01/19	100,000	83,250
Steel Dynamics, Inc.
7.38%, 11/01/12Δ	25,000	23,813
SunTrust Capital VIII
6.10%, 12/15/36†	100,000	65,123
Terex Corporation
7.38%, 01/15/14	10,000	9,200
Time Warner Cable, Inc.
6.75%, 07/01/18	110,000	114,765
7.30%, 07/01/38	90,000	94,044
Travelers Cos., Inc.
6.25%, 03/15/37†	100,000	80,712
United Parcel Service, Inc.
4.50%, 01/15/13Δ	100,000	104,958
UnitedHealth Group, Inc.
4.88%, 02/15/13	100,000	101,162
Ventas Realty LP
9.00%, 05/01/12	20,000	20,700
Verizon Communications, Inc.
8.95%, 03/01/39	60,000	75,998
Verizon Global Funding Corporation
7.38%, 09/01/12	100,000	111,951
Wachovia Corporation
5.63%, 10/15/16	270,000	258,311
WellPoint, Inc.
5.88%, 06/15/17	110,000	107,826

See Notes to Financial Statements.

Small Cap Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Weyerhaeuser Co.
6.75%, 03/15/12	$80,000	$80,077
Williams Cos., Inc.
7.88%, 09/01/21	50,000	49,345
7.50%, 01/15/31	30,000	26,466
7.75%, 06/15/31	50,000	45,111
8.75%, 03/15/32	10,000	10,075
Windstream Corporation
8.63%, 08/01/16	20,000	19,250
Wyeth
5.95%, 04/01/37	60,000	62,285
XTO Energy, Inc.
7.50%, 04/15/12	110,000	121,929

Total Corporate Bonds (Cost $10,636,281)		9,719,390

FOREIGN BONDS — 0.6%
Australia — 0.1%
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/19	180,000	200,404

Canada — 0.1%
Devon Financing Corporation
6.88%, 09/30/11	150,000	162,999
OPTI Canada, Inc.
7.88%, 12/15/14	30,000	19,575
8.25%, 12/15/14	10,000	6,650

		189,224

Cayman Islands — 0.1%
Petrobras International Finance Co.
6.13%, 10/06/16	50,000	51,500
Resona Preferred Global Securities Cayman, Ltd.
7.19%, 07/30/49 144A†	60,000	43,848
Shinsei Finance Cayman, Ltd.
6.42%, 07/20/49 144A†	100,000	40,041
Vale Overseas, Ltd.
6.88%, 11/21/36	60,000	57,120

		192,509

France — 0.0%
Compagnie Generale de Geophysique - Veritas
7.50%, 05/15/15	50,000	46,125

Iceland — 0.0%
Glitnir Banki HF
6.69%, 06/15/16 144A#@	130,000	78
Kaupthing Bank HF
7.63%, 02/28/15 144A#@	310,000	24,025

		24,103

India — 0.0%
ICICI Bank, Ltd.
6.38%, 04/30/22 144A†Δ	110,000	86,030

Ireland — 0.0%
Vimpel Communications
8.38%, 04/30/13 144A	100,000	91,250

Italy — 0.0%
Telecom Italia Capital SA
5.25%, 10/01/15	60,000	57,996

Japan — 0.0%
Aiful Corporation
6.00%, 12/12/11 144A	100,000	49,023

Luxembourg — 0.1%
Evraz Group SA
8.88%, 04/24/13 144A	120,000	99,000
FMC Finance III SA
6.88%, 07/15/17	40,000	37,400
Gaz Capital for Gazprom
6.21%, 11/22/16 144A	110,000	92,400
RSHB Capital SA for OJSC Russian Agricultural Bank
6.30%, 05/15/17 144A	110,000	95,150
TNK-BP Finance SA
6.63%, 03/20/17 144A	100,000	79,500

		403,450

Mexico — 0.0%
America Movil Sab de CV
5.63%, 11/15/17	30,000	29,472
Kansas City Southern de Mexico SA de CV
9.38%, 05/01/12Δ	20,000	19,100
United Mexican States
6.75%, 09/27/34	50,000	50,675

		99,247

Netherlands — 0.1%
Deutsche Telekom International Finance BV
5.75%, 03/23/16	75,000	76,896
Koninklijke KPN NV
8.00%, 10/01/10	110,000	115,455

		192,351

Russia — 0.0%
Russian Federation
7.50%, 03/31/30 STEP	12,480	12,411

United Kingdom — 0.1%
BP Capital Markets PLC
5.25%, 11/07/13	120,000	128,923
Vedanta Resources PLC
8.75%, 01/15/14 144A	100,000	91,500
WPP Finance UK
8.00%, 09/15/14	100,000	101,659

		322,082

Total Foreign Bonds (Cost $2,499,034)		1,966,205

MORTGAGE-BACKED SECURITIES — 5.1%
American Home Mortgage Investment Trust
0.66%, 04/25/44 STEP	36,949	27,442
0.60%, 11/25/45†	261,397	115,207
Bear Stearns Adjustable Rate Mortgage Trust
5.32%, 02/25/35†	106,535	70,942
4.04%, 08/25/35†	265,436	169,826
Bear Stearns Mortgage Funding Trust
0.52%, 12/25/46†	245,848	39,879
Commercial Mortgage Lease-Backed Certificates
6.75%, 06/20/31 144A	291,010	300,520

See Notes to Financial Statements.

	Par	Value
Countrywide Alternative Loan Trust
0.55%, 06/25/35†	$223,218	$93,260
0.57%, 06/25/35†	297,575	138,542
0.50%, 09/25/46†	323,444	122,459
CS First Boston Mortgage Securities Corporation
6.00%, 10/25/35	127,873	82,458
Federal Home Loan Mortgage Corporation
6.00%, 05/01/37†	64,086	67,393
6.19%, 09/01/37†	57,919	60,717
5.50%, 07/01/39 TBA	100,000	103,219
Federal National Mortgage Association
4.90%, 09/01/35†	123,226	126,673
5.50%, 07/01/37 TBA	2,200,000	2,270,814
6.00%, 07/01/37 TBA	300,000	313,500
6.50%, 07/01/37 TBA	1,800,000	1,917,000
5.00%, 07/01/38 TBA	6,900,000	7,025,063
First Horizon Alternative Mortgage Securities
3.70%, 02/25/36†	167,024	77,654
0.68%, 02/25/37†	100,972	44,697
General Electric Capital Commercial Mortgage Corporation
5.52%, 03/10/44†	300,000	245,955
GMAC Commercial Mortgage Securities, Inc.
5.24%, 11/10/45†	100,000	82,822
Government National Mortgage Association
6.00%, 07/01/37 TBA	400,000	416,625
5.00%, 07/01/38 TBA	500,000	509,688
5.50%, 07/01/38 TBA	400,000	411,880
6.00%, 07/01/38 TBA	200,000	208,250
5.00%, 07/01/39 TBA	100,000	101,657
Greenpoint Mortgage Funding Trust
0.57%, 10/25/45†	69,515	34,524
Harborview Mortgage Loan Trust
0.55%, 06/19/35†	281,264	131,705
Homestar Mortgage Acceptance Corporation
0.76%, 07/25/34†	114,879	61,071
Impac CMB Trust
1.11%, 03/25/33†	20,838	15,277
Indymac INDA Mortgage Loan Trust
6.15%, 11/25/37†	166,434	108,685
MASTR Adjustable Rate Mortgages Trust
3.29%, 11/21/34†	200,000	126,028
2.14%, 12/25/46†	304,970	74,056
Merrill Lynch Mortgage Investors, Inc.
5.03%, 05/25/34†	51,342	45,571
4.48%, 02/25/35†	279,876	224,531
Morgan Stanley Capital I
5.69%, 04/15/49†	250,000	182,231
Residential Accredit Loans, Inc.
5.53%, 12/26/34†	296,013	178,338
0.71%, 10/25/45†	186,403	84,612
Structured Adjustable Rate Mortgage Loan Trust
3.96%, 11/25/34†	87,876	62,741
Structured Asset Mortgage Investments, Inc.
0.52%, 08/25/36†	284,837	117,326
0.49%, 09/25/47†	348,427	118,824
Terwin Mortgage Trust
0.39%, 10/25/37 144A†	107,587	96,372
WAMU Mortgage Pass-Through Certificates
5.60%, 11/25/36†	252,302	147,351
Washington Mutual Alternative Mortgage Pass-Through Certificates
2.18%, 05/25/47†	337,081	66,452
Wells Fargo Mortgage-Backed Securities Trust
0.71%, 05/25/33†	210,697	208,355
5.24%, 04/25/36†	239,151	175,372

Total Mortgage-Backed Securities (Cost $20,339,411)		17,403,564

U.S. TREASURY OBLIGATIONS — 1.3%
U.S. Treasury Bill
0.27%, 11/19/09‡‡	2,275,000	2,272,816

U.S. Treasury Bonds
3.50%, 02/15/39Δ	809,000	699,787
4.25%, 05/15/39Δ	10,000	9,902

		709,689

U.S. Treasury Inflationary Index Bonds
2.38%, 01/15/27‡‡	295,000	323,603
1.75%, 01/15/28‡‡	350,000	336,965
2.50%, 01/15/29‡‡	200,000	211,534

		872,102

U.S. Treasury Notes
2.63%, 04/30/16	310,000	299,829
3.25%, 05/31/16Δ	320,000	321,500
3.13%, 05/15/19Δ	48,000	46,440

		667,769

Total U.S. Treasury Obligations (Cost $4,466,708)		4,522,376

TOTAL INVESTMENTS — 121.4% (Cost $439,515,986)		412,616,869

	Number of Contracts
WRITTEN OPTIONS — 0.0%
Put Options — 0.0%
90-Day Eurodollar Futures, Strike Price $98.38, Expires 03/15/10	(18)	(9,450)

(Premiums received $(15,945))
Liabilities in Excess of Other Assets — (21.4)%		(72,830,140)

NET ASSETS — 100.0%		$339,777,279

See Notes to Financial Statements.

Small Cap Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

PORTFOLIO SUMMARY (based on net assets)

	%
Money Market Funds	24.6
Futures Contracts	19.7
Financial Services	16.1
Consumer Discretionary	12.8
Technology	12.8
Healthcare	11.0
Materials & Processing	7.7
Producer Durables	7.2
Mortgage-Backed Securities	5.1
Other Energy	5.1
Utilities	5.1
Auto & Transportation	3.3
Corporate Bonds	2.9
Consumer Staples	2.5
U.S. Treasury Obligations	1.3
Agency Obligations	0.8
Foreign Common Stocks	0.7
Integrated Oils	0.7
Foreign Bonds	0.6
Asset-Backed Securities	0.5
Other	0.5
Metals Mining	0.1
Forward Foreign Currency Contracts	—	**
Preferred Stocks	—	**
Written Options	—	**

	141.1

**	Rounds to less than 0.005%.

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Assets:
Level 1 — Quoted Prices
Common Stocks	$288,373,874	$—
Foreign Common Stocks	2,481,436	—
Futures Contracts	—	(1,633,863)
Money Market Funds	83,516,450	—
Preferred Stocks	42,714	—
Level 2 — Other Significant Observable Inputs
Agency Obligations	2,773,693	—
Asset-Backed Securities	1,756,367	—
Common Stocks	60,800	—
Corporate Bonds	9,719,390	—
Foreign Bonds	1,966,205	—
Forward Foreign Currency Contracts	—	(13,080)
Mortgage-Backed Securities	17,403,564	—
U.S. Treasury Obligations	4,522,376	—
Level 3 — Significant Unobservable Inputs	—	—

Total Assets	$412,616,869	$(1,646,943)

Liabilities:
Level 1 — Quoted Prices
Written Options	$(9,450)	$—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total Liabilities	$(9,450)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments***

Balance, 12/31/08	$65,945	$—
Accrued discounts/premiums	957	—
Realized gain (loss)	—	—
Changed in unrealized appreciation (depreciation)	(48,611)	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	(18,291)	—

Balance, 06/30/09	$—	$—

See Notes to Financial Statements.

International Equity Fund
SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value
FOREIGN COMMON STOCKS — 97.1%
Argentina — 0.0%
Banco Macro SA ADRΔ*	24,300	$393,417

Australia — 4.5%
ABB Grain, Ltd. ‡‡	1,426	10,686
ABC Learning Centres, Ltd.+@*	2,281	993
AGL Energy, Ltd.‡‡	12,361	133,969
Allco Finance Group, Ltd.+*‡‡	147,022	8,589
Amcor, Ltd.‡‡	790,743	3,179,540
AMP, Ltd.‡‡	242,979	955,470
Ansell, Ltd.‡‡	13,349	94,336
Asciano Group*‡‡	41,271	44,397
ASX, Ltd.‡‡	851	25,365
Austereo Group, Ltd.	457	517
Australia and New Zealand Banking Group, Ltd.‡‡	12,199	162,096
Australian Worldwide Exploration, Ltd.*‡‡	225,561	467,117
AWB, Ltd.‡‡	93,465	88,871
AXA Asia Pacific Holdings, Ltd.‡‡	11,046	34,624
Beach Petroleum, Ltd.	94,351	60,062
BHP Billiton, Ltd.‡‡	197,612	5,528,679
Billabong International, Ltd.‡‡	4,052	28,570
BlueScope Steel, Ltd.‡‡	38,414	78,314
Boral, Ltd.‡‡	8,281	27,158
Brambles, Ltd.‡‡	20,052	96,301
Caltex Australia, Ltd.‡‡	3,195	35,657
CFS Retail Property Trust REIT	16,818	22,361
Challenger Financial Services Group, Ltd.‡‡	25,856	46,670
Coca-Cola Amatil, Ltd.‡‡	889,443	6,170,916
Cochlear, Ltd.	20,570	956,398
Commonwealth Bank of Australia‡‡	11,128	349,712
Computershare, Ltd.	2,076	15,089
Consolidated Media Holdings, Ltd.‡‡	33,353	61,008
CSL, Ltd.‡‡	101,067	2,618,296
CSR, Ltd.‡‡	19,434	26,622
David Jones, Ltd.‡‡	8,382	30,732
Dexus Property Group REIT‡‡	16,883	10,203
Downer EDI, Ltd.‡‡	146,212	658,602
Flight Centre, Ltd.‡‡	3,162	22,040
Goodman Group REIT	7,891	2,353
GPT Group REIT‡‡	39,326	15,528
Iluka Resources, Ltd.*‡‡	5,421	12,493
Incitec Pivot, Ltd.	349,904	671,049
Insurance Australia Group, Ltd.‡‡	8,764	24,788
JB Hi-Fi, Ltd.Δ‡‡	97,488	1,209,763
Leighton Holdings, Ltd.‡‡	1,256	23,784
Lend Lease Corporation, Ltd.	1,317	7,439
Macquarie Airports‡‡	25,147	46,809
Macquarie Group, Ltd.Δ‡‡	62,306	1,963,066
Macquarie Infrastructure Group‡‡	24,356	28,065
Macquarie Office Trust REIT	7,996	1,353
Metcash Ltd.	19,144	66,487
Mineral Deposits, Ltd.*	138,300	69,094
Mirvac Group REIT‡‡	9,451	8,225
National Australia Bank, Ltd.‡‡	521,152	9,423,573
Newcrest Mining, Ltd.‡‡	3,186	78,328
OneSteel, Ltd.‡‡	9,460	19,667
Orica, Ltd.‡‡	3,038	53,171
Origin Energy, Ltd.‡‡	7,270	85,764
OZ Minerals, Ltd.	629,946	467,003
QBE Insurance Group, Ltd.‡‡	100,330	1,608,838
Quantas Airways, Ltd.‡‡	34,152	55,315
Ramsay Health Care, Ltd.‡‡	10,283	95,621
Rio Tinto, Ltd.‡‡	1,858	78,153
Santos, Ltd.‡‡	7,196	84,891
Sigma Pharmaceuticals, Ltd.‡‡	71,978	70,760
Sonic Healthcare, Ltd.	4,705	46,709
Stockland REIT‡‡	11,804	30,532
Telstra Corporation, Ltd.‡‡	3,052,142	8,337,441
Transpacific Industries Group, Ltd.+@‡‡	10,659	15,460
Transurban Group‡‡	12,362	41,638
Wesfarmers, Ltd.‡‡	262,838	4,798,287
Westfield Group REIT‡‡	15,603	143,080
Westpac Banking Corporation‡‡	59,533	971,429
Woodside Petroleum, Ltd.‡‡	2,011	70,020
WorleyParsons, Ltd.‡‡	2,098	40,253

		52,816,189

Austria — 0.2%
OMV AGΔ	64,159	2,402,261
Wienerberger AGΔ*	30,558	378,529

		2,780,790

Belgium — 0.4%
Bekaert SAΔ	2,922	300,099
Colruyt SA	3,054	696,632
Delhaize Group‡‡	19,661	1,382,804
Fortis*	345,986	1,179,448
KBC Groep NV*‡‡	4,014	73,204
Nyrstar*	40,146	340,168
Tessenderlo Chemie NV‡‡	2,178	69,206
Umicore‡‡	4,984	113,058

		4,154,619

Bermuda — 0.1%
Catlin Group, Ltd.‡‡	9,309	49,200
Hiscox, Ltd.	157,423	749,781
Seadrill, Ltd.Δ	60,000	856,590

		1,655,571

Brazil — 2.2%
Amil Participacoes SA*	140,037	674,636
Banco do Brasil SA	158,126	1,706,744
BM&FBOVESPA SA*	183,800	1,097,453
BR Malls Participacoes SA*	35,500	269,217
Brasil Telecom Participacoes SA ADRΔ	33,759	1,296,346
CIA Paranaense de Energia ADRΔ	100,871	1,425,307
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADRΔ	9,380	360,755
Companhia Brasileira de Meios de Pagamento*	48,600	417,918
Gerdau SA ADRΔ	12,400	129,828
Global Village Telecom Holding SA*	24,700	410,049
Hypermarcas SA*	16,000	197,601
Itau Unibanco Banco Multiplo SA ADRΔ	56,062	887,461
Localiza Rent A Car SA	54,700	337,775
Lojas Renner SA	52,105	577,024

See Notes to Financial Statements.

	Shares	Value
Marfrig Frigorificos e Comercio de Alimentos SA*	123,537	$914,155
Natura Cosmeticos SA	61,920	808,957
PDG Realty SA Empreendimentos e Participacoes	9,500	100,454
Petroleo Brasileiro SA ADRΔ	188,540	6,987,991
Redecard SA*	96,700	1,480,480
Tegma Gestao Logistica SA	31,778	121,631
Tele Norte Leste Participacoes SA ADRΔ	17,380	258,441
Terna Participacoes SA	35,600	693,105
Totvs SA	13,573	467,280
Tractebel Energia SA	62,235	593,924
Triunfo Participacoes e Investimentos SA*	50,300	78,293
Usinas Siderurgicas de Minas Gerais SA	45,100	948,262
Vale SA ADRΔ	125,700	1,990,827

		25,231,914

Canada — 1.6%
Canadian National Railway Co.	48,780	2,095,634
Encana Corporation	65,800	3,255,126
Falcon Oil & Gas, Ltd.Δ*	335,000	126,725
First Quantum Minerals, Ltd.Δ	47,595	2,301,697
Goldcorp, Inc.Δ	101,890	3,540,677
Kinross Gold Corporation	114,100	2,072,572
Potash Corporation of SaskatchewanΔ	6,400	595,520
Research In Motion, Ltd.*	22,170	1,575,178
Talisman Energy, Inc.	199,300	2,863,176
Teck Cominco, Ltd. Class B*	13,100	208,920

		18,635,225

Chile — 0.3%
Banco Santander Chile SA ADRΔ	9,200	429,548
Centros Comerciales Sudamericanos SA	56,982	149,067
Embotelladora Andina SA ADR Class A	20,000	295,000
Embotelladora Andina SA ADR Class B	43,500	740,370
Enersis SA ADRΔ	44,100	814,527
Multiexport Foods SA*	75,038	12,102
S.A.C.I. Falabella SA	87,572	346,182
Sociedad Quimica y Minera de Chile SA ADRΔ	4,100	148,379

		2,935,175

China — 3.0%
AAC Acoustic Technology Holdings, Inc.	48,000	38,214
Anhui Conch Cement Co., Ltd.Δ	127,821	799,907
Bank of China, Ltd.	4,796,000	2,283,500
China Construction Bank Class H	2,988,000	2,317,131
China Life Insurance Co., Ltd. Class H	1,019,000	3,747,266
China Medical Technologies, Inc. ADRΔ	10,900	217,019
China Petroleum & Chemical Corporation Class H	1,484,700	1,132,196
China Railway Group, Ltd.Δ*	1,665,000	1,338,437
China Shenhua Energy Co., Ltd. Class H	1,458,453	5,372,718
China South Locomotive and Rolling Stock Corporation	1,089,000	637,939
China Zhongwang Holdings, Ltd.*	971,600	1,333,904
Ctrip.com International, Ltd. ADR*	8,600	398,180
Great Wall Motor Co., Ltd.	273,000	216,637
Guangzhou R&F Properties Co., Ltd.Δ	250,400	562,185
Huaneng Power International, Inc.Δ	3,700,000	2,597,144
Industrial & Commercial Bank of China Class H	7,421,000	5,170,728
New World Department Store China, Ltd.	587,337	443,342
Parkson Retail Group, Ltd.Δ	1,211,194	1,731,606
Shanda Interactive Entertainment, Ltd. ADRΔ*	12,800	669,312
Shandong Weigao Group Medical Polymer Co., Ltd.	216,000	554,629
Sina CorporationΔ*	27,100	798,908
Suntech Power Holdings Co., Ltd. ADRΔ*	24,500	437,570
Tencent Holdings, Ltd.	64,200	749,271
Want Want China Holdings Ltd.	357,873	202,255
Xinao Gas Holdings, Ltd.	475,553	812,423

		34,562,421

Colombia — 0.2%
BanColombia SA	76,200	582,873
BanColombia SA ADRΔ	42,074	1,283,257

		1,866,130

Cyprus — 0.1%
Bank of Cyprus Public Co., Ltd.	220,790	1,248,241

Czech Republic — 0.2%
CEZ AS	42,817	1,928,871

Denmark — 0.9%
A P Moller - Maersk A/S‡‡	115	688,902
D/S Norden‡‡	4,822	164,868
Danisco A/S‡‡	1,924	75,388
H Lundbeck A/SΔ‡‡	96,049	1,827,454
Novo-Nordisk A/S Class B‡‡	93,974	5,080,680
TDC A/S	86	2,989
Vestas Wind Systems A/SΔ*	37,783	2,708,216

		10,548,497

Egypt — 0.3%
Commercial International Bank, Ltd.	24,734	216,655
El Sewedy Cables Holding Co.	59,535	712,845
Orascom Construction Industries	70,794	2,417,044
Orascom Construction Industries GDR	6,530	215,490

		3,562,034

Estonia — 0.0%
Tallink Group, Ltd.*	746,660	345,661

Finland — 0.7%
Fortum OYJ‡‡	14,705	334,603
Konecranes OYJ‡‡	6,980	164,015
Metso Corporation	8,290	154,675
Nokia OYJ ADR‡‡	350,897	5,139,184
Sampo OYJ	5,553	104,776
Tietoenator OYJ‡‡	10,982	145,897

See Notes to Financial Statements.

International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
UPM-Kymmene OYJΔ	233,934	$2,037,976

		8,081,126

France — 8.1%
Air Liquide SA	19,051	1,740,121
Alcatel-Lucent*‡‡	38,653	96,954
AlstomΔ‡‡	8,377	494,220
Atos Origin SA*‡‡	2,752	93,254
AXA SA‡‡	242,393	4,553,179
BNP Paribas SA‡‡	59,521	3,861,855
Bouygues SA‡‡	25,743	967,850
Cap Gemini SA‡‡	12,744	469,120
Carrefour SAΔ‡‡	195,237	8,331,733
Casino Guichard Perrachon SAΔ	18,273	1,231,735
Christian Dior SA‡‡	40,785	3,042,154
Ciments Francais SA‡‡	1,054	89,190
CNP Assurances‡‡	2,194	209,465
Compagnie de Saint-GobainΔ‡‡	189,801	6,343,741
Compagnie Generale de Geophysique - VeritasΔ*	36,555	656,916
Compagnie Generale des Etablissements Michelin Class B	5,406	307,942
Compagnie Generale d’Optique Essilor International SAΔ	23,230	1,107,354
Credit Agricole SA‡‡	133,289	1,659,685
France Telecom SA‡‡	256,255	5,809,353
Gaz de France SA‡‡	61,088	2,274,421
Groupe DanoneΔ	43,173	2,130,717
IPSOS‡‡	896	22,500
Lafarge SAΔ*	45,661	3,067,346
Lagardere SCA‡‡	2,554	84,807
Nexans SAΔ‡‡	10,812	574,325
Peugeot SA*‡‡	2,257	59,272
Publicis Groupe‡‡	4,552	138,764
Rallye SA	1,865	49,344
Sanofi-Aventis‡‡	63,541	3,732,253
Schneider Electric SAΔ	28,545	2,174,422
SCOR SE	11,289	231,377
SEB SA	1,479	61,207
Societe BIC SA	3,280	188,242
Societe Generale Class A‡‡	105,987	5,781,609
Suez Environnement SAΔ	77,432	1,351,853
Teleperformance	4,204	127,801
Thales SA‡‡	4,802	214,727
Total SA‡‡	439,772	23,739,779
Total SA ADRΔ	42,900	2,326,467
UBISOFT Entertainment*‡‡	5,324	129,547
Unibail-Rodamco REIT‡‡	5,042	750,893
Valeo SA*‡‡	10,498	193,074
Veolia Environnement SAΔ	11,651	343,075
Vivendi SAΔ‡‡	125,775	3,005,734
Wendel Investissement	11,244	362,796

		94,182,173

Germany — 5.9%
Adidas-Salomon AG‡‡	3,126	118,843
Allianz AG‡‡	39,178	3,607,104
Arcandor AG ‡‡	28,768	24,618
BASF AG‡‡	105,643	4,198,569
Bayer AG‡‡	91,744	4,919,063
Beiersdorf AG	23,910	1,124,005
Daimler AG‡‡	43,890	1,587,313
Deutsche Bank AG‡‡	46,779	2,834,644
Deutsche Boerse AG	24,210	1,877,487
Deutsche Lufthansa AG‡‡	163,763	2,051,546
Deutsche Telekom AG‡‡	500,384	5,896,533
E.ON AG‡‡	32,608	1,153,674
Fresenius Medical Care AG & Co. KGaAΔ	56,805	2,541,295
GEA Group AG‡‡	36,578	553,676
Hannover Rueckversicherung AG*	69,430	2,567,477
Hochtief AG‡‡	2,493	125,554
K+S AG	17,293	971,113
Lanxess AG‡‡	1,821	45,114
Linde AG	26,313	2,156,852
MAN AG‡‡	2,667	163,500
Merck KGaA	16,930	1,721,904
Metro AGΔ‡‡	39,211	1,871,355
MTU Aero Engines Holding AG‡‡	18,787	685,243
Muenchener Rueckversicherungs AG‡‡	19,378	2,614,887
Norddeutsche Affinerie AG‡‡	2,052	59,416
RWE AG‡‡	182,343	14,347,907
Salzgitter AG‡‡	757	66,288
SAP AG‡‡	92,913	3,736,958
Siemens AG‡‡	16,962	1,169,777
Software AG‡‡	730	51,624
SolarWorld AGΔ	11,341	266,808
Suedzucker AG‡‡	4,711	95,630
Symrise AG	101,877	1,503,509
ThyssenKrupp AG‡‡	26,652	661,411
Tognum AG‡‡	28,611	375,684
United Internet AGΔ*	29,849	349,229
Volkswagen AG‡‡	833	281,792
Wincor Nixdorf AG‡‡	14,180	793,315

		69,170,717

Greece — 0.5%
Coca Cola Hellenic Bottling Co. SA	114,329	2,357,696
National Bank of Greece SA*	44,920	1,247,725
Public Power Corporation*	121,217	2,499,740

		6,105,161

Hong Kong — 4.4%
ASM Pacific Technology, Ltd.	300	1,542
Beijing Enterprises Holdings, Ltd.	116,000	579,248
Belle International Holdings, Ltd.	954,000	839,515
BOC Hong Kong Holdings, Ltd.‡‡	59,500	104,259
Cheung Kong Holdings, Ltd.‡‡	8,000	91,974
Cheung Kong Infrastructure Holdings, Ltd.	2,000	7,019
China Mobile, Ltd.	734,652	7,355,952
China Overseas Land & Investment, Ltd.	2,259,892	5,248,747
China Power International Development, Ltd.*	50,000	16,064
China Resources Land, Ltd.	342,000	758,132
China Unicom Hong Kong, Ltd.	1,834,000	2,427,964
Chinese Estates Holdings, Ltd.	8,000	14,658
CLP Holdings, Ltd.‡‡	12,500	82,903
CNOOC, Ltd.	1,026,000	1,272,232
Dairy Farm International Holdings, Ltd.	305,100	1,970,946
Esprit Holdings, Ltd.‡‡	9,400	52,458
Giordano International, Ltd.	8,000	1,682

See Notes to Financial Statements.

	Shares	Value
Great Eagle Holdings, Ltd.	3,000	$6,294
Hang Lung Group, Ltd.	5,000	23,548
Hang Lung Properties, Ltd.‡‡	1,000	3,310
Hang Seng Bank, Ltd.	600	8,439
Henderson Land Development Co., Ltd.‡‡	11,000	63,090
Hengan International Group Co., Ltd.	284,000	1,330,211
Hong Kong Electric Holdings, Ltd.‡‡	650,000	3,614,815
Hong Kong Exchanges and Clearing, Ltd.‡‡	64,100	998,299
Hopewell Highway Infrastructure, Ltd.	1,350	756
Hopewell Holdings	22,000	68,980
Hutchison Telecommunications International, Ltd.*‡‡	94,000	13,739
Hutchison Whampoa, Ltd.‡‡	502,600	3,284,713
Hysan Development Co., Ltd.	370,000	950,058
Jardine Matheson Holdings, Ltd.	124,000	3,400,080
Li & Fung, Ltd.Δ	1,308,000	3,510,481
Link REIT‡‡	11,000	23,476
Midland Holdings, Ltd.	10,000	6,090
Mongolia Energy Co., Ltd.*	1,000	369
New World Development, Ltd.	17,000	30,753
Noble Group, Ltd.	900,000	1,130,903
Orient Overseas International, Ltd.	1,000	4,271
Pacific Basin Shipping, Ltd.Δ	432,000	275,921
PCCW, Ltd.	14,000	3,649
Shangri-La Asia, Ltd.	288,000	427,352
Shenzhen International Holdings	7,500	503
Sun Hung Kai Properties, Ltd.‡‡	416,000	5,195,941
Swire Pacific, Ltd. Class A‡‡	5,000	50,451
Television Broadcasts, Ltd.	8,000	32,155
Texwinca Holdings, Ltd.	20,410	16,301
VTech Holdings, Ltd.	110,946	757,291
Wharf Holdings, Ltd.‡‡	1,095,250	4,642,417
Wheelock & Co., Ltd.‡‡	20,000	51,561
WM Morrison Supermarkets PLC‡‡	112,790	438,854
Yue Yuen Industrial Holdings, Ltd.	18,500	43,588

		51,233,954

Hungary — 0.2%
MOL Hungarian Oil and Gas PLC*	28,930	1,782,538
MOL Hungarian Oil and Gas PLC ADR*	7,460	232,603

		2,015,141

India — 1.9%
Ambuja Cements, Ltd.	527,815	964,071
Andhra Bank, Ltd.	518,268	887,671
Asian Paints, Ltd.	37,948	940,917
Bharat Heavy Electricals, Ltd.	14,675	675,179
Bharti Airtel, Ltd.*	36,375	609,085
Cairn India, Ltd.*	61,564	299,113
Container Corporation of India, Ltd.	32,963	671,577
Dabur India, Ltd.	175,495	460,489
HDFC Bank, Ltd.	93,949	2,928,295
Housing Development Finance Corporation	88,459	4,329,699
ICICI Bank, Ltd.	27,395	412,998
ICICI Bank, Ltd. ADRΔ	49,500	1,460,250
Indraprastha Gas, Ltd.	93,800	264,238
Infosys Technologies, Ltd.	64,150	2,378,927
Infosys Technologies, Ltd. ADRΔ	71,150	2,616,897
Larsen & Toubro, Ltd.	22,340	731,127
Shriram Transport Finance Co., Ltd.	73,200	461,234
Sun Pharmaceuticals Industries, Ltd.	50,744	1,155,179
Welspun-Gujarat Stahl, Ltd.	108,472	436,220

		22,683,166

Indonesia — 0.9%
Astra International TBK, PT	230,500	537,438
Bank Danamon Indonesia TBK	881,219	416,545
Bank Rakyat Indonesia	7,655,300	4,724,799
Indocement Tunggal Prakarsa TBK PT	1,206,796	916,255
PT Bank Central Asia TBK	1,017,000	351,205
PT Panin Life TBK@*	26,999,000	290,952
PT Ramayana Lestari Sentosa TBK	3,782,500	188,986
PT Telekomunikasi Indonesia TBK	4,415,807	3,244,531

		10,670,711

Ireland — 0.2%
CRH PLCΔ	104,842	2,391,687
Experian PLC‡‡	12,700	94,911

		2,486,598

Israel — 0.9%
Check Point Software Technologies, Ltd.Δ*	41,910	983,628
Israel Chemicals, Ltd.	26,383	261,883
Nice Systems, Ltd. ADRΔ*	36,290	837,210
Teva Pharmaceutical Industries, Ltd. ADR	179,655	8,864,178

		10,946,899

Italy — 2.0%
Alleanza Assicurazioni SpA	12,816	87,873
Banca Italease SpA*‡‡	28,655	59,092
Banco Popolare SC*	79,969	596,825
Buzzi Unicem SpA‡‡	12,359	174,593
DiaSorin SpA	12,501	310,583
Enel SpAΔ‡‡	261,741	1,274,134
ENI SpA‡‡	180,721	4,271,914
Fiat SpA*‡‡	150,561	1,202,779
Finmeccanica SpA‡‡	3,549	49,937
Impregilo SpA	23,888	83,025
Intesa Sanpaolo SpA*‡‡	1,746,861	5,624,126
Mediaset SpA‡‡	390,917	2,189,493
Pirelli & C SpA*‡‡	289,339	101,232
Prysmian SpA	6,051	90,914
Saipem SpAΔ	120,301	2,926,391
Telecom Italia SpA	105,592	145,909
UniCredito Italiano SpA*‡‡	1,566,715	3,945,195
Unione di Banche Italiane SCPA‡‡	1,424	110

See Notes to Financial Statements.

International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Unipol Gruppo Finanziario SpA*	77,439	$90,657

		23,224,782

Japan — 15.9%
77 Bank, Ltd. (The)Δ	139,000	810,899
Acom Co., Ltd.	150	3,760
Advantest Corporation	3,800	69,030
Aeon Credit Service Co., Ltd.	123,600	1,620,458
Aioi Insurance Co., Ltd.	7,000	32,044
Aisin Seiki Co., Ltd.	6,600	143,530
Alps Electric Co., Ltd.	40,700	221,804
Amada Co., Ltd.	9,000	55,961
Asahi Glass Co., Ltd.Δ‡‡	116,000	933,202
Astellas Pharma, Inc.‡‡	216,700	7,693,092
Bridgestone Corporation‡‡	300	4,718
Brother Industries, Ltd.	3,300	29,323
Canon Marketing Japan, Inc.‡‡	7,600	106,503
Canon, Inc.Δ‡‡	457,450	15,005,367
Central Glass Co., Ltd.	42,000	167,416
Central Japan Railway Co.‡‡	217	1,335,766
Chubu Electric Power Co., Inc.‡‡	6,600	152,779
Chuo Mitsui Trust Holdings, Inc.‡‡	5,000	19,152
Circle K Sunkus Co., Ltd.‡‡	5,300	82,855
Coca-Cola West Holdings Co., Ltd.	1,600	30,643
COMSYS Holdings Corporation	11,000	121,835
Credit Saison Co., Ltd.	7,400	94,329
Dai Nippon Printing Co., Ltd.‡‡	14,000	192,412
Daiei, Inc. (The)*	37,850	169,733
Daifuku Co., Ltd.	10,500	74,879
Daiichi Sankyo Co., Ltd.‡‡	5,600	100,449
Daito Trust Construction Co., Ltd.‡‡	37,100	1,756,122
Daiwa Securities Group, Inc.‡‡	3,000	17,906
Denso Corporation‡‡	23,400	602,398
DIC Corporation	11,000	17,242
Doutor Nichires Holdings Co., Ltd.	5,600	75,686
East Japan Railway Co.‡‡	7,400	446,297
Ebara Corporation*	35,000	120,984
Elpida Memory, Inc.*	2,500	27,119
FamilyMart Co., Ltd.‡‡	3,000	94,358
Fanuc, Ltd.‡‡	41,000	3,302,642
Fast Retailing Co., Ltd.	8,300	1,085,587
Fuji Heavy Industries, Ltd.	9,000	36,529
Fuji Oil Co., Ltd.	8,100	94,508
FUJIFILM Holdings Corporation‡‡	73,000	2,318,783
Fujikura, Ltd.	4,000	20,138
Fujitsu, Ltd.Δ‡‡	70,000	382,208
Furukawa Electric Co., Ltd.	4,000	18,104
Glory, Ltd.‡‡	5,100	101,381
Godo Steel, Ltd.	100,000	298,957
Gunma Bank, Ltd.	107,000	596,450
H2O Retailing Corporation	7,000	39,892
Hakuhodo DY Holdings, Inc.‡‡	960	51,819
Hanwa Co., Ltd.	17,000	63,881
Haseko Corporation*	13,000	13,495
Hino Motors, Ltd.	24,000	74,988
Hirose Electric Co., Ltd.	10,000	1,069,186
Hisamitsu Pharmaceutical Co., Inc.	28,900	899,984
Hitachi Capital Corporation‡‡	12,600	170,947
Hitachi Chemical Co., Ltd.	40,300	651,343
Hitachi High-Technologies Corporation	500	8,548
Hitachi Information Systems, Ltd.	15,900	335,875
Hitachi Software Engineering Co., Ltd.	1,300	22,280
Hitachi Transport System, Ltd.	1,700	19,835
Hitachi, Ltd.‡‡	21,000	65,615
Hokuhoku Financial Group, Inc.	132,000	331,593
Honda Motor Co., Ltd.Δ‡‡	130,600	3,606,124
Hosiden Corporation	18,600	237,291
Hoya Corporation	62,600	1,258,043
Ibiden Co., Ltd.	9,500	267,738
Inpex Holdings, Inc.‡‡	849	6,803,633
Isuzu Motors, Ltd.‡‡	77,000	123,891
Itochu Corporation	7,000	48,830
Iwatani Corporation	123,000	346,011
Japan Steel Works, Ltd.Δ	223,000	2,759,288
JFE Holdings, Inc.‡‡	1,900	64,099
JFE Shoji Holdings, Inc.	83,000	307,583
JGC CorporationΔ‡‡	60,000	971,610
JS Group Corporation	21,700	335,631
JSR Corporation‡‡	8,200	140,703
JTEKT Corporation	3,000	30,550
Jupiter Telecommunications Co., Ltd.	453	344,211
Kagoshima Bank, Ltd.	17,000	125,292
Kaken Pharmaceutical Co., Ltd.‡‡	15,000	133,908
Kandenko Co., Ltd.‡‡	12,000	89,064
Kaneka Corporation‡‡	25,000	178,284
Kansai Electric Power Co., Inc. (The)	100	2,211
Kansai Paint Co., Ltd.‡‡	33,000	237,390
Kao Corporation‡‡	352,000	7,691,493
Kawasaki Kisen Kaisha, Ltd.‡‡	38,000	156,994
KDDI Corporation‡‡	1,705	9,061,712
Keio Corporation	7,000	40,764
Keyence Corporation	5,000	1,022,474
Kinden Corporation‡‡	9,000	79,130
Kissei Pharmaceutical Co., Ltd.	4,000	97,369
Kobayashi Pharmaceutical Co., Ltd.	800	30,311
Koito Manufacturing Co., Ltd.	44,000	533,472
Komatsu, Ltd.	67,800	1,050,061
Konami Corporation	200	3,843
Kose Corporation‡‡	4,400	92,947
Kubota Corporation‡‡	2,000	16,546
Kuraray Co., Ltd.	52,500	584,211
Kureha Corporation	81,000	429,657
Kyocera Corporation‡‡	2,300	173,571
Kyoei Steel, Ltd.Δ	12,500	355,530
Lawson, Inc.Δ‡‡	25,100	1,104,728
Leopalace21 Corporation‡‡	4,600	41,161
Lintec Corporation‡‡	3,500	60,892
Makita Corporation	900	21,815
Marubeni Corporation	140,000	621,996
Matsumotokiyoshi Holdings Co., Ltd.‡‡	1,600	33,002
Matsushita Electric Industrial Co., Ltd.‡‡	5,000	67,577
Mazda Motor Corporation	20,000	51,279

See Notes to Financial Statements.

	Shares	Value
Mediceo Paltac Holdings Co., Ltd.	1,700	$19,500
Millea Holdings, Inc.	237,300	6,576,955
Minebea Co., Ltd.	70,000	298,645
Miraca Holdings, Inc.	12,500	306,223
Mitsubishi Corporation‡‡	218,400	4,053,555
Mitsubishi Electric Corporation‡‡	3,000	19,027
Mitsubishi Estate Co., Ltd.‡‡	7,000	117,060
Mitsubishi Gas Chemical Co., Inc.	310,000	1,699,071
Mitsubishi Logistics Corporation	1,000	11,097
Mitsubishi Materials Corporation	14,000	43,743
Mitsubishi UFJ Financial Group, Inc.‡‡	319,200	1,981,436
Mitsubishi UFJ Lease & Finance Co., Ltd.‡‡	4,150	135,698
Mitsui & Co., Ltd.‡‡	16,000	190,336
Mitsui Chemicals, Inc.	2,000	6,415
Mitsui Fudosan Co., Ltd.‡‡	92,000	1,607,266
Mitsui Mining & Smelting Co., Ltd.*	13,000	33,736
Mitsui OSK Lines, Ltd.‡‡	48,000	312,410
Mitsui Sumitomo Insurance Group Holdings, Inc.‡‡	2,500	65,786
Mitsumi Electric Co., Ltd.	3,200	68,594
Mizuho Financial Group, Inc.Δ‡‡	152,500	357,762
Mochida Pharmaceutical Co., Ltd.	9,000	86,697
Musashino Bank, Ltd. (The)	4,700	158,073
Nabtesco Corporation	5,000	49,515
Namco Bandai Holdings, Inc.	4,300	47,314
NEC Corporation*‡‡	32,000	125,894
NEC Electronics Corporation*‡‡	14,200	129,272
Nichirei Corporation	15,000	59,013
Nihon Kohden Corporation	11,700	154,000
Nintendo Co., Ltd.‡‡	12,378	3,421,665
Nippon Building Fund, Inc. REIT	1	8,574
Nippon Electric Glass Co., Ltd.	122,000	1,370,260
Nippon Express Co., Ltd.‡‡	238,000	1,084,569
Nippon Kayaku Co., Ltd.	50,000	345,669
Nippon Meat Packers, Inc.	72,000	911,071
Nippon Mining Holdings, Inc.	19,500	101,614
Nippon Oil Corporation‡‡	220,000	1,301,708
Nippon Paper Group, Inc.	300	7,770
Nippon Sheet Glass Co., Ltd.	35,000	102,455
Nippon Steel Corporation‡‡	98,000	376,395
Nippon Telegraph & Telephone Corporation‡‡	89,900	3,658,151
Nipponkoa Insurance Co., Ltd.	6,000	35,003
Nishi-Nippon City Bank, Ltd. (The)	35,000	88,649
Nissan Motor Co., Ltd.Δ‡‡	76,100	462,912
Nissan Shatai Co., Ltd.	14,000	115,534
Nissay Dowa General Insurance Co., Ltd.	8,000	38,698
Nisshin Seifun Group, Inc.‡‡	9,500	113,406
Nitto Denko Corporation‡‡	99,000	3,021,332
Nomura Holdings, Inc.Δ‡‡	180,500	1,525,167
Nomura Real Estate Holdings, Inc.	1,000	17,335
NTT DoCoMo, Inc.‡‡	618	905,814
OJI Paper Co., Ltd.	30,000	129,237
Okinawa Electric Power Co., Inc.Δ‡‡	8,000	431,826
OKUMA Corporation	20,000	94,462
Omron Corporation	34,400	498,137
Onward Holdings Co., Ltd.	3,000	19,370
ORIX CorporationΔ‡‡	14,410	869,073
Osaka Gas Co., Ltd.‡‡	273,000	872,829
Pacific Metals Co., Ltd.	10,000	77,646
Point, Inc.	1,620	87,109
Promise Co., Ltd.‡‡	3,150	40,317
QP Corporation	1,200	12,506
Rakuten, Inc.Δ	3,193	1,925,710
Ricoh Co., Ltd.‡‡	5,000	64,618
Rohm Co., Ltd.‡‡	3,000	218,924
Rohto Pharmaceutical Co., Ltd.	1,000	11,304
Santen Pharmaceutical Co., Ltd.Δ	37,300	1,136,404
Sanyo Electric Co., Ltd.*	25,000	64,878
SBI Holdings, Inc.	176	35,973
Secom Co., Ltd.‡‡	600	24,415
Seiko Epson Corporation‡‡	5,300	86,651
Seino Holdings Corporation	11,000	91,690
Sekisui House, Ltd.‡‡	351,000	3,570,665
Seven & Holdings Co., Ltd.‡‡	326,900	7,702,943
Sharp Corporation‡‡	3,000	31,235
Shimamura Co., Ltd.Δ	21,100	1,682,130
Shin-Etsu Chemical Co., Ltd.‡‡	95,800	4,455,120
Shinko Electric Industries Co., Ltd.	4,700	58,351
Shinsei Bank, Ltd.*	35,000	56,314
Showa Shell Sekiyu KK	6,300	66,836
SKY Perfect JSAT Holdings, Inc.	151	57,682
Snow Brand Milk Products Co., Ltd.	6,500	20,039
Softbank Corporation‡‡	2,400	46,886
Sompo Japan Insurance, Inc.‡‡	3,000	20,117
Sony Corporation‡‡	39,500	1,035,319
Stanley Electric Co., Ltd.Δ	32,600	662,592
Sumco Corporation‡‡	5,500	78,502
Sumitomo Bakelite Co., Ltd.‡‡	26,000	130,897
Sumitomo CorporationΔ‡‡	155,200	1,582,046
Sumitomo Electric Industries, Ltd.	65,600	739,519
Sumitomo Forestry Co., Ltd.‡‡	21,500	181,891
Sumitomo Metal Mining Co., Ltd.‡‡	5,000	70,743
Sumitomo Mitsui Financial Group, Inc.Δ‡‡	17,900	730,233
Sumitomo Realty & Development Co., Ltd.‡‡	3,000	55,151
Sumitomo Trust & Banking Co., Ltd.‡‡	15,000	80,967
Suzuken Co., Ltd.‡‡	2,900	84,139
Taiyo Yuden Co., Ltd.	4,000	44,179
Takeda Pharmaceutical Co., Ltd.‡‡	269,700	10,526,517
TDK Corporation‡‡	2,000	94,254
Toho Co., Ltd.	100	1,635
Toho Gas Co., Ltd.‡‡	139,000	565,610
Tohoku Electric Power Co., Inc.‡‡	600	12,550
Tokai Rika Co., Ltd.	8,400	134,194
Tokuyama Corporation‡‡	30,000	220,792

See Notes to Financial Statements.

International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Tokyo Electric Power Co., Inc.‡‡	4,300	$110,697
Tokyo Electron, Ltd.‡‡	3,500	169,668
Tokyo Gas Co., Ltd.‡‡	224,000	802,201
Tokyo Steel Manufacturing Co., Ltd.‡‡	12,100	147,458
Tokyu Land CorporationΔ	176,000	803,862
Toppan Forms Co., Ltd.	7,500	96,305
Toppan Printing Co., Ltd.‡‡	9,000	91,088
Toyo Seikan Kaisha, Ltd.‡‡	8,900	188,929
Toyo Suisan Kaisha, Ltd.‡‡	4,000	82,504
Toyota Auto Body Co., Ltd.‡‡	7,500	137,255
Toyota Motor Corporation‡‡	233,640	8,900,802
Toyota Tsusho Corporation	800	11,908
Trend Micro, Inc.	66,000	2,116,988
Ube Industries, Ltd.	6,000	16,816
Uni-Charm CorporationΔ	18,900	1,445,923
UNY Co., Ltd.	109,000	933,461
Urban Corporation+*	4,300	—
USS Co., Ltd.	1,900	98,023
West Japan Railway Co.‡‡	839	2,778,232
Xebio Co., Ltd.	800	17,398
Yamaha Corporation	3,000	37,556
Yamato Holdings Co., Ltd.‡‡	33,000	440,525
Yamato Kogyo Co., Ltd.	2,300	68,163
Yamazaki Baking Co., Ltd.Δ	40,000	451,757
Yokogawa Electric Corporation	7,900	53,304
Yokohama Rubber Co., Ltd.	12,000	59,542

		185,719,875

Jersey — 0.0%
Kazmunaigas Exploration Production GDR	7,206	136,914
Randgold Resources, Ltd.Δ	1,551	100,129

		237,043

Kazakhstan — 0.0%
KazakhGold Group, Ltd. GDR*	26,174	157,044

Luxembourg — 0.2%
ArcelorMittalΔ‡‡	40,129	1,316,748
Evraz Group SA GDR	1,012	19,177
Oriflame Cosmetics SA ADR	10,669	463,981
Tenaris SA ADRΔ	8,600	232,544

		2,032,450

Malaysia — 0.2%
AirAsia BHD*	1,663,200	525,221
Bumiputra-Commerce Holdings BHD	738,337	1,900,981
KNM Group BHD	691,300	165,204

		2,591,406

Mexico — 1.1%
America Movil SA de CV ADR Series LΔ	203,040	7,861,709
Corporacion Moctezuma SA de CV	211,737	397,160
Grupo Financiero Inbursa SAΔ	317,675	844,110
Grupo Televisa SA ADR	97,686	1,660,662
Megacable Holdings SAB de CV*	375,962	526,759
Urbi Desarrollos Urbanos SA*	368,300	559,376
Wal-Mart de Mexico SAB de CV Series VΔ	226,325	671,159

		12,520,935

Netherlands — 3.4%
Akzo Nobel NV‡‡	47,759	2,101,093
ASML Holding NVΔ	21,605	467,058
CSM‡‡	14,340	211,631
European Aeronautic Defence and Space Co., NVΔ‡‡	31,684	511,599
Imtech NV‡‡	7,794	151,325
ING Groep NV‡‡	398,328	4,007,700
Koninklijke Ahold NV‡‡	223,070	2,561,066
Koninklijke BAM Groep NV	18,999	154,134
Koninklijke Boskalis Westminster NV	11,534	261,478
Koninklijke DSM NV	13,075	409,585
Koninklijke Philips Electronics NV ADRΔ‡‡	50,899	937,532
Reed Elsevier NVΔ	646,933	7,117,960
Royal Dutch Shell PLC+	1,474	—
Royal Dutch Shell PLC‡‡	22,673	566,238
Royal Dutch Shell PLC Class A	306,365	7,656,565
Royal Dutch Shell PLC Class B‡‡	131,802	3,308,982
SBM Offshore NVΔ	139,600	2,383,365
TNT NV	122,589	2,380,995
TomTom NV*‡‡	92,834	1,116,097
Unilever NV	165,147	3,976,752

		40,281,155

New Zealand — 0.2%
Telecom Corporation of New Zealand, Ltd.	1,060,562	1,868, 067

Nigeria — 0.2%
First City Monument Bank PLC	9,843,791	565,636
Guaranty Trust Bank GDR@	122,156	613,223
United Bank for Africa PLC@	6,798,400	622,001

		1,800,860

Norway — 0.9%
DnB NOR ASA*	229,000	1,745,060
Fred Olsen Energy ASAΔ	9,700	329,611
StatoilHydro ASA	203,637	4,009,307
Tandberg ASAΔ	26,200	441,071
Telenor ASA*	480,000	3,691,360
Yara International ASA	16,950	474,484

		10,690,893

Panama — 0.1%
Copa Holdings SAΔ	22,400	914,368

Papua New Guinea — 0.1%
Lihir Gold, Ltd.*	267,100	634,928

Peru — 0.2%
Compania de Minas Buenaventura SA ADRΔ	8,901	213,891
Credicorp, Ltd.	30,601	1,780,978

		1,994,869

Philippines — 0.2%
International Container Terminal Services, Inc.	1,408,850	453,760
Philippine Long Distance Telephone Co.	31,350	1,560,171

		2,013,931

Poland — 0.0%
Powszechna Kasa Oszczednosci Bank Polski SA	30,003	241,106

See Notes to Financial Statements.

	Shares	Value
Russia — 1.7%
Gazprom OAO ADRΔ	234,095	$4,747,447
Kalina ADR+@*	7,200	38,880
LSR Group GDR*	77,900	289,009
LUKOIL ADRΔ	78,656	3,515,923
Magnit OAO@	42,326	1,576,643
Mobile Telesystems ADRΔ	46,496	1,717,097
NovaTek OAO GDR	39,334	1,876,232
Novorossiysk Commercial Sea Port GDR*	110,536	1,061,146
Pharmstandard GDR*	17,199	259,705
Raspadskaya@	283,572	640,873
Rosneft Oil Co. GDR*	68,163	381,713
Sberbank	1,181,737	1,494,897
Seventh Continent@*	26,476	158,856
VTB Bank OJSC GDR	169,851	373,672
X 5 Retail Group NV GDR*	116,056	1,769,854

		19,901,947

Singapore — 1.5%
Ascendas, Ltd. REIT	4,000	4,391
CapitaMall Trust REIT	10,000	9,666
ComfortDelgro Corporation, Ltd.	42,000	37,117
DBS Group Holdings, Ltd.‡‡	9,000	73,322
Golden Agri-Resources, Ltd.	2,352,720	617,256
Haw Par Corporation, Ltd.	4,000	12,648
Indofood Agri Resources, Ltd.*	34,000	28,639
Jardine Cycle & Carriage, Ltd.	6,000	79,536
Keppel Corporation, Ltd.	8,000	38,111
Oversea-Chinese Banking Corporation‡‡	785,345	3,622,000
SembCorp Industries, Ltd.	633,000	1,319,843
SembCorp Marine, Ltd.	28,000	52,002
Singapore Airlines, Ltd.	2,000	18,365
Singapore Exchange, Ltd.	5,000	24,510
Singapore Technologies Engineering, Ltd.	6,000	10,149
Singapore Telecommunications, Ltd.‡‡	2,850,000	5,903,065
United Overseas Bank, Ltd.‡‡	312,000	3,162,220
United Overseas Land, Ltd.	3,186	7,259
Wilmar International Ltd.	666,000	2,308,285
Yangzijiang Shipbuilding Holdings, Ltd.	24,000	12,925

		17,341,309

South Africa — 1.2%
African Bank Investments, Ltd.	50,760	182,799
AngloGold Ashanti, Ltd.	8,402	308,372
Aveng, Ltd.	69,744	316,556
Bidvest Group, Ltd.	167,387	2,099,921
FirstRand, Ltd.	154,865	282,367
Impala Platinum Holdings, Ltd.	68,765	1,519,986
Imperial Holdings, Ltd.	33,370	252,290
Mr. Price Group, Ltd.	80,403	292,782
MTN Group, Ltd.	68,954	1,057,928
Naspers, Ltd.	21,680	570,730
Pick’n Pay Stores, Ltd.	82,990	355,153
Sasol, Ltd.	101,197	3,543,027
Shoprite Holdings, Ltd.	27,517	196,263
Standard Bank Group, Ltd.	306,380	3,524,189

		14,502,363

South Korea — 1.4%
Amorepacific CorporationΔ	1,994	1,069,039
Daewoo Securities Co., Ltd.	11,690	174,348
GS Engineering & Construction Corporation	9,126	530,102
Hyundai Engineering & Construction Co., Ltd.	10,130	424,618
Hyundai Mobis	5,888	515,336
Korea Electric Power Corporation*	76,520	1,780,932
KTBNetwork*	39,229	131,949
LG Electronics, Inc.	6,460	593,289
POSCO	2,569	854,014
Samsung Electronics Co., Ltd.	10,981	5,102,831
Samsung Electronics Co., Ltd. (Non-Voting Shares) GDR 144A*	6,007	919,475
Samsung Fire & Marine Insurance Co., Ltd.	10,217	1,507,748
Shinhan Financial Group Co., Ltd.*	105,311	2,665,944

		16,269,625

Spain — 4.4%
Banco Bilbao Vizcaya Argentaria SA‡‡	29,537	370,440
Banco Espanol de Credito SA	7,327	75,498
Banco Santander SA‡‡	1,250,885	15,021,219
Bolsas y Mercados Espanoles	2,901	85,789
Construcciones y Auxiliar de Ferrocarriles SA‡‡	186	83,263
Corporacion Financiera Alba	7,249	349,011
EnagasΔ	48,875	960,935
Endesa SA‡‡	3,226	77,207
Gamesa Corporation Tecnologica SA	13,805	261,641
Gas Natural SDG SA‡‡	2,722	49,527
Iberdrola SAΔ‡‡	974,791	7,904,117
Inditex SA	52,185	2,501,524
Laboratorios Almirall SA	11,553	128,037
Mapfre SA	732,390	2,383,661
Promotora de Informaciones SA*	18,183	95,911
Red Electrica de Espana	18,972	857,271
Repsol YPF SA‡‡	11,122	248,705
Tecnicas Reunidas SA	8,135	383,794
Telefonica SA‡‡	885,846	20,032,599
Union Fenosa SA‡‡	6,542	71,034

		51,941,183

Sri Lanka — 0.0%
Dialog Telekom, Ltd.*	2,779,310	126,970

Sweden — 0.6%
Assa Abloy AB Class BΔ	203,922	2,841,557
Boliden AB	9,407	71,028
Electrolux AB*	4,576	63,913
Hennes & Mauritz AB Class B‡‡	9,012	449,744
Industrivarden AB‡‡	3,524	31,633
Investor AB‡‡	776	11,970
Nordea Bank AB‡‡	25,534	202,229
Ratos AB	4,334	87,639
Securitas AB‡‡	7,103	60,307
Skandinaviska Enskilda Banken AB*	15,435	67,825
Skanska AB‡‡	27,430	306,668
Ssab Svenskt Stal AB	21,527	250,439
Svenska Cellulosa AB‡‡	18,035	189,358

See Notes to Financial Statements.

International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Svenska Handelsbanken ABΔ‡‡	44,220	$835,432
Swedbank AB*	21,600	125,714
Tele2 AB‡‡	29,958	302,506
Telefonaktiebolaget LM Ericsson Class B‡‡	81,313	797,884

		6,695,846

Switzerland — 6.2%
ABB, Ltd.Δ*‡‡	150,134	2,360,028
Actelion, Ltd.*	14,482	757,721
Alcon, Inc.	4,800	557,376
Baloise Holding AG	12,501	927,896
Clariant AG*‡‡	17,405	109,888
Compagnie Financiere Richemont SAΔ‡‡	103,908	2,159,351
Credit Suisse Group‡‡	23,317	1,064,399
Helvetia Holding AG	267	70,648
Julius Baer Holding AG	55,064	2,137,591
Nestle SA‡‡	472,149	17,781,360
Novartis AG‡‡	398,134	16,137,151
OC Oerlikon Corporation AG	712	39,710
Roche Holding AG‡‡	68,007	9,244,521
SGS SA	380	470,738
Sonova Holding AGΔ	16,679	1,355,442
STMicroelectronics NV‡‡	78,252	585,438
Straumann Holding AG	630	114,746
Sulzer AG	1,888	119,548
Swatch Group AG	30,534	2,024,942
Swiss Life Holding*	722	62,329
Swisscom AG	335	102,823
Syngenta AG	19,274	4,474,591
Synthes, Inc.Δ	16,834	1,625,223
UBS AG*	138,411	1,692,957
Xstrata PLC	116,482	1,259,622
Zurich Financial Services AG‡‡	31,639	5,573,333

		72,809,372

Taiwan — 1.6%
Acer, Inc.	483,000	840,576
AU Optronics Corporation	215,949	210,618
Cathay Financial Holding Co., Ltd.*	186,000	275,230
Chunghwa Telecom Co., Ltd.	1,093,421	2,182,843
High Tech Computer Corporation	12,300	173,947
HON HAI Precision Industry Co., Ltd.	309,950	958,852
MediaTek, Inc.	238,290	2,846,988
Quanta Computer, Inc.	95,890	154,897
Siliconware Precision Industries Co.	303,000	351,391
Taiwan Semiconductor Manufacturing Co., Ltd.	4,493,094	7,490,772
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	237,825	2,237,933
Yuanta Financial Holding Co., Ltd.	1,278,000	860,829

		18,584,876

Thailand — 0.2%
Central Pattana PCL ADR@Δ	1,119,192	643,856
CP ALL PCL@	924,068	463,797
Siam Commercial Bank Public Co., Ltd.@	599,923	1,320,640

		2,428,293

Turkey — 0.4%
Coca-Cola Icecek Uretim AS	89,253	509,752
Tupras Turkiye Petrol Rafine	21,442	261,624
Türkiye Garanti Bankasi AS*	936,244	2,527,762
Türkiye Is Bankasi	1	2
Yapi ve Kredi Bankasi*	962,755	1,424,637

		4,723,777

United Kingdom — 15.5%
3i Group PLC	5,952	23,697
Aegis Group PLC‡‡	107,834	163,216
Aggreko PLC	18,437	157,274
AMEC PLC‡‡	224,857	2,415,669
Anglo American PLC‡‡	278,111	8,048,414
Antofagasta PLC‡‡	150,624	1,455,861
ARM Holdings PLC Δ	510,410	1,005,571
Arriva PLC	404	2,699
AstraZeneca PLC‡‡	151,478	6,655,184
Atkins WS PLC	53,941	528,912
Autonomy Corporation PLC*	96,491	2,281,190
Aveva Group PLC‡‡	6,413	75,595
Aviva PLC‡‡	991,925	5,572,980
BAE Systems PLC‡‡	858,330	4,780,033
Barclays PLC‡‡	411,845	1,917,512
BBA Aviation PLC	11,203	21,012
Berkeley Group Holdings PLC*	4,733	62,605
BG Group PLC‡‡	638,079	10,686,614
BHP Billiton PLC‡‡	490,026	11,002,809
BP PLC‡‡	1,662,120	13,065,512
Bradford & Bingley PLC+Δ*	28,672	—
Brit Insurance Holdings PLC	14,959	46,452
British Land Co. PLC‡‡ REIT	4,751	29,858
BT Group PLC‡‡	610,226	1,019,001
Bunzl PLC‡‡	6,171	51,016
Cable & Wireless PLC‡‡	71,824	157,277
Capita Group PLC (The)	67,749	796,385
Carnival PLC	114,890	3,037,498
Centrica PLC‡‡	499,048	1,830,902
Compass Group PLC‡‡	1,148,102	6,455,158
CSR PLCΔ*	84,084	483,826
Drax Group PLC‡‡	23,600	170,449
Electrocomponents PLC‡‡	32,962	76,327
Eurasian Natural Resources Corporation‡‡	12,342	132,896
Friends Provident Group PLC‡‡	66,564	71,872
G4S PLC	4,455	15,282
Game Group PLC‡‡	276,481	748,254
GKN PLCΔ	630,407	1,286,058
GlaxoSmithKline PLC‡‡	876,892	15,414,823
Hays PLC‡‡	146,445	206,598
HMV Group PLC‡‡	80,196	148,760
Home Retail Group PLC‡‡	36,808	157,447
HSBC Holdings PLC‡‡	778,227	6,433,692
Hunting PLC	3,408	25,203
ICAP PLC	141,980	1,053,469
IG Group Holdings PLC	247,495	1,141,116
IMI PLC‡‡	30,761	157,770
Intermediate Capital Group PLC‡‡	21,575	171,708
International Personal Finance PLC	25,091	30,237
International Power PLC	97,632	382,285
Intertek Group PLC	106,219	1,822,655
Invensys PLC‡‡	18,331	67,403
Investec PLC	15,172	81,560

See Notes to Financial Statements.

	Shares	Value
J Sainsbury PLC‡‡	66,246	$341,132
John Wood Group PLC	56,463	248,024
Kesa Electricals PLC‡‡	89,222	162,934
Kingfisher PLC	60,538	177,083
Land Securities Group PLC REIT‡‡	4,507	34,943
Legal & General Group PLC‡‡	213,713	199,674
Lloyds TSB Group PLC‡‡	94,051	108,204
Logica PLC	7,619	9,902
Man Group PLC‡‡	34,468	157,361
Marks & Spencer Group PLC	221,900	1,117,112
Micro Focus International PLC	100,919	621,789
Mondi PLC‡‡	69,308	236,032
National Express Group PLC	353,792	1,801,468
National Grid PLC	150,044	1,351,514
Next PLCΔ	52,486	1,268,479
Old Mutual PLC‡‡	80,397	107,045
Pearson PLC	97,136	974,029
Persimmon PLC	9,059	52,163
Petrofac, Ltd.‡‡	328,981	3,626,298
Prudential PLC	419,888	2,856,452
Reckitt Benckiser Group PLC‡‡	138,362	6,296,322
Reed Elsevier PLC‡‡	104,963	781,399
Rexam PLC	382,209	1,788,962
Rio Tinto PLC‡‡	55,316	1,915,670
Rolls-Royce Group PLC+	4,1882,326	68,905
Rolls-Royce Group PLC*‡‡	462,139	2,748,519
Scottish & Southern Energy PLC	16,060	300,945
Segro PLC REIT	36,116	14,409
Signet Jewelers, Ltd.*	78,744	1,597,344
Spirax-Sarco Engineering PLC	36,480	506,242
Stagecoach Group PLC‡‡	23,597	49,207
Standard Chartered PLC	295,719	5,546,283
Subsea 7, Inc.Δ*	46,200	471,330
Tate & Lyle PLC‡‡	15,030	78,756
Tesco PLC‡‡	978,945	5,694,931
Thomas Cook Group PLC‡‡	16,792	56,772
Tomkins PLC‡‡	96,146	234,105
Travis Perkins PLC	165,500	1,433,553
Trinity Mirror PLC	1,958	1,844
Tullett Prebon PLC	10,107	49,219
Tullow Oil PLC	254,318	3,922,530
Unilever PLC‡‡	381,008	8,926,105
United Business Media, Ltd.	2,595	17,045
United Utilities Group PLC‡‡	14,311	117,016
Vodafone Group PLC‡‡	2,691,924	5,190,489
WH Smith PLC	51,869	356,912
Wolseley PLC*	546	10,402
WPP PLC‡‡	557,341	3,697,543
Yell Group PLC*	231,321	99,899

		181,049,892

Total Foreign Common Stocks (Cost $1,224,105,791)		1,133,539,566

FOREIGN PREFERRED STOCKS — 1.0%
Belgium — 0.0%
Fortis+*	106,120	149

Brazil — 0.8%
Banco Bradesco SA	150,350	2,209,788
Eletropaulo Metropolitana de Sao Paulo SA Class B	57,767	1,013,833
Investimentos Itau SA	522,260	2,300,132
Petroleo Brasileiro SA	169,000	2,808,186
Ultrapar Participacoes SA	23,494	740,370

		9,072,309

Chile — 0.0%
Embotelladora Andina SA	66,700	173,014

Germany — 0.0%
Fresenius AG‡‡	3,325	179,537
Volkswagen AG‡‡	848	59,196

		238,733

Hong Kong — 0.0%
China Resources Power Holdings Co., Ltd.*	11,400	4,854

Russia — 0.0%
URSA Bank@	860,100	258,030

South Korea — 0.2%
Samsung Electronics Co., Ltd.	5,543	1,696,903

Total Foreign Preferred Stocks (Cost $12,520,646)		11,443,992

RIGHTS — 0.1%
Asciano Group+	41,271	8,314
Casino Guichard Perrachon SA*	19,303	74,468
China Resources Power Holdings Co.+	114,000	253,593
Golden Agri-Resources, Ltd.	399,962	55,228
Rio Tinto PLC*	25,658	865,327
Rio Tinto, Ltd.+*	1	25

Total Rights (Cost $1,104,581)		1,256,955

MONEY MARKET FUNDS — 10.3%
GuideStone Money Market Fund (GS4 Class)¥	23,461,799	23,461,799
Northern Institutional Liquid Assets Portfolio§	96,658,606	96,658,606

Total Money Market Funds (Cost $120,120,405)		120,120,405

TOTAL INVESTMENTS — 108.5% (Cost $1,357,851,423)		1,266,360,918

SECURITIES SOLD SHORT — (1.7)%
Australia — (0.1)%
Adelaide Brighton, Ltd.	(29,913)	(54,234)
Alumina, Ltd.	(33,729)	(39,273)
Bank of Queensland, Ltd.	(1,000)	(7,317)
Bendigo and Adelaide Bank, Ltd.	(1,000)	(5,600)
Centennial Coal Co., Ltd.	(11,184)	(22,170)
Cochlear, Ltd.	(1,697)	(78,902)
Duet Group	(36,797)	(45,663)
Energy Resources of Australia, Ltd.	(3,998)	(75,385)
Fairfax Media, Ltd.	(40,000)	(39,323)
Goodman Fielder, Ltd.	(299)	(314)
GWA International, Ltd.	(14,061)	(26,060)
Harvey Norman Holdings, Ltd.	(15,117)	(40,198)
Incitec Pivot, Ltd.	(15,888)	(30,470)
Nufarm, Ltd.	(3,999)	(29,582)
OZ Minerals, Ltd.	(31,000)	(22,981)
Perpetual, Ltd.	(1,000)	(23,006)
Primary Health Care, Ltd.	(15,712)	(66,469)
Seek, Ltd.	(12,999)	(43,679)
Seven Network, Ltd.	(2,299)	(9,929)
See Notes to Financial Statements.

International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Sims Metal Management, Ltd.	(2,000)	$(42,724)
SP Ausnet	(35,837)	(22,236)
Spark Infrastructure Group 144A	(85,731)	(78,063)
Suncorp-Metway, Ltd.	(1,000)	(5,399)
Toll Holdings, Ltd.	(8,995)	(45,301)
United Group, Ltd.	(4,502)	(37,547)
West Australian Newspapers Holdings, Ltd.	(10,997)	(38,636)

		(930,461)

Belgium — 0.0%
Telenet Group Holding NV*	(7,278)	(154,375)

Bermuda — 0.0%
Signet Jewelers, Ltd.*	(1,986)	(40,287)

Denmark — (0.1)%
D/S Torm A/S	(3,252)	(33,081)
DSV A/S*	(6,362)	(78,799)
FLSmidth & Co. A/S*	(1,099)	(39,025)
Topdanmark A/S*	(1,077)	(125,788)
Trygvesta AS	(4,533)	(267,278)
William Demant Holding*	(1,844)	(95,353)

		(639,324)

Finland — (0.1)%
Elisa OYJ	(3,010)	(49,531)
Kesko OYJ	(2,122)	(56,144)
Nokian Renkaat OYJ	(9,264)	(174,148)
Sanoma OYJ	(12,581)	(195,025)
YIT OYJ	(5,542)	(57,532)

		(532,380)

France — (0.1)%
Areva SA	(102)	(59,460)
Bureau Veritas SA	(4,250)	(208,645)
Electricite de France	(1,960)	(95,343)
Eramet	(286)	(74,687)
Eutelsat Communications*	(2,406)	(62,054)
Ipsen SA	(2,596)	(113,370)
JC Decaux SA*	(15,050)	(238,894)
Orpea*	(6,737)	(296,763)
Pagesjaunes Groupe	(13,632)	(132,509)
Renault SA*	(3,135)	(115,095)
Societe Television Francaise 1	(12,219)	(137,012)

		(1,533,832)

Germany — (0.1)%
Beiersdorf AG	(1,630)	(76,626)
Celesio AG	(3,594)	(82,435)
Fraport AG Frankfurt Airport Services Worldwide	(4,111)	(175,840)
Hamburger Hafen und Logistik AG	(1,952)	(75,169)
Krones AG	(2,841)	(108,127)
Nordex AG*	(4,743)	(74,389)
Porsche Automobil Holding SE	(1,519)	(101,859)
SGL Carbon AG*	(3,094)	(95,533)
Solarworld AG	(5,974)	(140,544)
Stada Arzneimittel AG	(2,761)	(68,983)
Symrise AG	(17,485)	(258,045)
United Internet AG*	(7,906)	(92,499)
Vossloh AG	(606)	(72,729)

		(1,422,778)

Italy — 0.0%
A2A SpA	(93,599)	(170,567)
Geox SpA	(11,524)	(82,207)

		(252,774)

Japan — (0.4)%
ABC-Mart, Inc.	(3,100)	(79,805)
Air Water, Inc.	(5,000)	(54,705)
Aozora Bank, Ltd.*	(17,000)	(26,294)
Asahi Kasei Corporation	(2,000)	(10,194)
Bank of Kyoto, Ltd. (The)	(5,000)	(46,452)
Bank of Yokohama, Ltd. (The)	(8,000)	(42,933)
Capcom Co., Ltd.	(4,100)	(73,884)
Casio Computer Co., Ltd.	(500)	(4,479)
Chiba Bank, Ltd. (The)	(10,000)	(65,501)
Citizen Holdings Co., Ltd.	(6,800)	(34,941)
Daido Steel Co., Ltd.	(14,000)	(57,549)
Daikin Industries, Ltd.	(3,500)	(112,991)
Denki Kagaku Kogyo KK	(20,000)	(55,847)
Disco Corporation	(1,100)	(46,816)
Don Quijote Co., Ltd.	(4,400)	(84,634)
Eisai Co., Ltd.	(3,100)	(110,697)
Electric Power Development Co., Ltd.	(1,300)	(36,975)
Fuji Electric Holdings Co., Ltd.	(26,000)	(43,183)
Hikari Tsushin, Inc.	(3,200)	(72,248)
Hiroshima Bank, Ltd. (The)	(14,000)	(58,421)
Hitachi Construction Machinery Co., Ltd.	(2,400)	(39,238)
Hitachi Koki Co., Ltd.	(2,200)	(19,366)
Hitachi Metals, Ltd.	(10,000)	(85,223)
Hokuto Corporation	(200)	(4,123)
Hosiden Corporation	(1,800)	(22,964)
Idemitsu Kosan Co., Ltd.	(600)	(51,570)
IHI Corporation*	(1,000)	(1,734)
Isetan Mitsukoshi Holdings, Ltd.	(3,400)	(34,729)
IT Holdings Corporation	(2,100)	(37,363)
Jafco Co., Ltd.	(700)	(23,615)
Japan Petroleum Exploration Co., Ltd.	(800)	(44,428)
Japan Steel Works, Ltd.	(5,000)	(61,867)
Joyo Bank, Ltd. (The)	(24,000)	(122,572)
Kajima Corporation	(15,000)	(46,868)
Kawasaki Heavy Industries, Ltd.	(13,000)	(35,896)
Komatsu, Ltd.	(3,000)	(46,463)
Komeri Co., Ltd.	(1,500)	(33,243)
Kurita Water Industries, Ltd.	(3,400)	(110,116)
Kyowa Exeo Corporation	(1,000)	(9,965)
McDonald’s Holdings Co. Japan, Ltd.	(4,700)	(87,282)
Mitsubishi Chemical Holdings Corporation	(10,000)	(42,456)
Mitsubishi Heavy Industries, Ltd.	(5,000)	(20,761)
Mitsubishi Tanabe Pharma Corporation	(3,000)	(34,567)
Mitsui Engineering & Shipbuilding Co., Ltd.	(12,000)	(28,276)
Mizuho Trust & Banking Co., Ltd.*	(84,000)	(108,995)
Mori Seiki Co., Ltd.	(800)	(8,346)
NET One Systems Co., Ltd.	(6)	(10,576)
NGK Spark Plug Co., Ltd.	(16,000)	(152,966)
Nihon Unisys, Ltd.	(4,200)	(36,491)
Nippon Shokubai Co., Ltd.	(5,000)	(38,356)

See Notes to Financial Statements.

	Shares	Value
Nissan Chemical Industries, Ltd.	(8,000)	$(90,268)
Nisshin Steel Co., Ltd.	(24,000)	(53,812)
Nissin Foods Holdings Co., Ltd.	(200)	(6,062)
Nitori Co., Ltd.	(550)	(39,051)
NOK Corporation	(2,700)	(31,475)
Nomura Research Institute, Ltd.	(5,900)	(131,370)
NSK Ltd.	(27,000)	(137,333)
NTT Data Corporation	(7)	(22,671)
Olympus Corporation	(6,000)	(142,316)
Oracle Corporation	(1,200)	(44,096)
Oriental Land Co., Ltd.	(200)	(13,411)
Osaka Securities Exchange Co., Ltd.	(8)	(38,449)
Otsuka Corporation	(1,100)	(58,805)
Rakuten, Inc.	(94)	(56,692)
Sankyu, Inc.	(15,000)	(59,168)
Santen Pharmaceutical Co., Ltd.	(500)	(15,233)
Shimadzu Corporation	(1,000)	(8,014)
Shimamura Co., Ltd.	(1,000)	(79,722)
Shimizu Corporation	(10,000)	(43,598)
Showa Denko KK	(44,000)	(79,016)
Sojitz Corporation	(2,800)	(6,162)
Sugi Holdings Co., Ltd.	(2,700)	(55,634)
Sumitomo Chemical Co., Ltd.	(20,000)	(90,310)
Sumitomo Heavy Industries, Ltd.	(10,000)	(44,740)
Sumitomo Metal Industries, Ltd.	(7,000)	(18,674)
Sumitomo Rubber Industries, Inc.	(11,600)	(93,441)
Sundrug Co., Ltd.	(700)	(15,514)
Suruga Bank, Ltd.	(23,000)	(220,366)
Sysmex Corporation	(1,400)	(50,864)
T&D Holdings, Inc.	(300)	(8,626)
Taiheiyo Cement Corporation	(5,000)	(8,616)
Taisei Corporation	(6,000)	(14,512)
Taiyo Nippon Sanso Corporation	(5,000)	(47,958)
Teijin, Ltd.	(1,000)	(3,228)
Tokai Carbon Co., Ltd.	(2,000)	(10,484)
Tokyo Broadcasting System, Inc.	(700)	(11,016)
Toray Industries, Inc.	(10,000)	(51,072)
Toshiba Corporation	(29,000)	(105,361)
Tosoh Corporation	(9,000)	(25,598)
Toyota Boshoku Corporation	(7,500)	(112,187)
Trend Micro, Inc.	(2,500)	(80,189)
Tsumura & Co.	(1,600)	(49,992)
Ushio, Inc.	(3,600)	(57,624)
Yahoo! Japan Corporation	(428)	(136,617)
Yakult Honsha Co., Ltd.	(3,100)	(59,274)
Yamada Denki Co., Ltd.	(1,500)	(87,663)
Yamaguchi Financial Group, Inc.	(1,000)	(13,214)
Yamatake Corporation	(300)	(5,995)

		(5,154,457)

Netherlands — (0.1)%
Aalberts Industries NV	(8,568)	(67,190)
ASML Holding NV	(9,530)	(206,020)
Fugro NV	(1,570)	(65,018)
James Hardie Industries NV*	(9,554)	(32,334)
Nutreco Holding NV	(2,193)	(85,480)
OPG Groep NV	(5,310)	(67,415)
Randstad Holding NV*	(11,158)	(308,601)
SBM Offshore NV	(12,973)	(221,477)
Smit Internationale NV	(1,148)	(67,978)

		(1,121,513)

Papua New Guinea — 0.0%
Oil Search, Ltd.	(17,370)	(76,423)

Spain — (0.1)%
Abengoa SA	(4,976)	(110,119)
Acciona SA	(1,984)	(243,815)
Cintra Concesiones de Infraestructuras de Transporte SA	(38,647)	(239,636)
Grifols SA	(6,739)	(119,024)
Obrascon Huarte Lain SA	(5,271)	(104,188)

		(816,782)

Sweden — (0.1)%
Alliance Oil Co., Ltd.*	(9,586)	(108,723)
Atlas Copco AB, Class A	(6,376)	(63,846)
Hexagon AB	(19,801)	(178,384)
Lundin Petroleum AB*	(19,155)	(148,231)
Modern Times Group AB	(3,086)	(85,804)
Sandvik AB	(12,712)	(94,335)
Teliasonera AB	(97,798)	(513,415)

		(1,192,738)

Switzerland — (0.1)%
EFG International AG	(10,310)	(111,493)
Galenica AG	(1,111)	(327,456)
Givaudan SA	(409)	(250,508)
Kudelski SA	(6,255)	(103,449)
Logitech International SA*	(6,231)	(86,307)
Lonza Group AG	(1,168)	(115,989)
Nobel Biocare Holding AG	(3,122)	(68,155)
Temenos Group AG*	(4,486)	(76,380)
Valiant Holding	(403)	(74,402)
Xstrata PLC	(7,069)	(76,443)

		(1,290,582)

United Kingdom — (0.4)%
Admiral Group PLC	(5,526)	(79,095)
Aggreko PLC	(368)	(3,139)
Amlin PLC	(12,608)	(62,695)
ARM Holdings PLC	(6,113)	(12,043)
Associated British Foods PLC	(8,118)	(101,837)
Bellway PLC	(19,378)	(194,312)
British Sky Broadcasting Group PLC	(27,627)	(206,806)
Burberry Group PLC	(26,378)	(183,569)
Cairn Energy PLC*	(5,126)	(197,507)
Charter International PLC	(3,246)	(23,124)
Cookson Group PLC	(15,611)	(67,097)
Dana Petroleum PLC*	(846)	(19,514)
De La Rue PLC	(1,195)	(17,910)
easyJet PLC*	(9,080)	(40,371)
Firstgroup PLC	(30,977)	(182,321)
ICAP PLC	(1,356)	(10,061)
Inmarsat PLC	(27,132)	(243,498)
International Power PLC	(31,570)	(123,615)
Intertek Group PLC	(17,454)	(299,500)
ITV PLC	(242,670)	(139,734)
Kazakhmys PLC	(1,832)	(18,988)
London Stock Exchange Group PLC	(1,732)	(20,018)
Lonmin PLC	(4,972)	(95,950)
Marks & Spencer Group PLC	(5,338)	(26,873)

See Notes to Financial Statements.

International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Meggitt PLC	(32,353)	$(84,365)
Misys PLC	(36,529)	(103,668)
Northumbrian Water Group PLC	(28,724)	(116,960)
Pennon Group PLC	(18,754)	(148,948)
Premier Farnell PLC	(18,118)	(37,558)
Premier Oil PLC*	(1,151)	(20,678)
Provident Financial PLC	(4,533)	(59,177)
Prudential PLC	(26,218)	(178,358)
Rentokil Initial PLC	(81,340)	(119,769)
Rexam PLC	(4,083)	(19,111)
Royal Bank of Scotland Group PLC*	(41,885)	(26,626)
RSA Insurance Group PLC	(12,232)	(24,189)
Sage Group PLC	(37,176)	(108,929)
Serco Group PLC	(10,240)	(71,094)
SIG PLC	(36,801)	(59,485)
Smith & Nephew PLC	(3,319)	(24,545)
Smiths Group PLC	(9,577)	(110,529)
Standard Life PLC	(10,000)	(30,617)
Vedanta Resources PLC	(2,425)	(51,386)
VT Group PLC	(12,328)	(91,675)
Weir Group PLC (The)	(18,954)	(144,066)
Wellstream Holdings PLC	(28,481)	(240,141)
Whitbread PLC	(3,043)	(40,877)

		(4,282,328)

Total Securities Sold Short (Cost $(16,434,018))		(19,441,034)

Liabilities in Excess of Other Assets — (6.8)%		(79,443,545)

NET ASSETS — 100.0%		$1,167,476,339

PORTFOLIO SUMMARY (based on net assets)

	%
Foreign Common Stocks
Japan	15.9
United Kingdom	15.5
France	8.1
Switzerland	6.2
Germany	5.9
Australia	4.5
Hong Kong	4.4
Spain	4.4
Netherlands	3.4
China	3.0
Brazil	2.2
Italy	2.0
India	1.9
Russia	1.7
Canada	1.6
Taiwan	1.6
Singapore	1.5
South Korea	1.4
South Africa	1.2
Mexico	1.1
Denmark	0.9
Indonesia	0.9
Israel	0.9
Norway	0.9
Finland	0.7
Sweden	0.6
Greece	0.5
Belgium	0.4
Turkey	0.4
Chile	0.3
Egypt	0.3
Austria	0.2
Colombia	0.2
Czech Republic	0.2
Hungary	0.2
Ireland	0.2
Luxembourg	0.2
Malaysia	0.2
New Zealand	0.2
Nigeria	0.2
Peru	0.2
Philippines	0.2
Thailand	0.2
Bermuda	0.1
Cyprus	0.1
Panama	0.1
Papua New Guinea	0.1
Argentina	—	**
Estonia	—	**
Jersey	—	**
Kazakhstan	—	**
Poland	—	**
Sri Lanka	—	**

Total Foreign Common Stocks	97.1

Total Money Market Funds	10.3

Total Futures Contracts	3.0

Total Foreign Preferred Stocks	1.0

Total Rights	0.1

Total Forward Foreign Currency Contracts	0.6

Total Securities Sold Short	(1.7)

Total Investments	110.4

**	Rounds to less than 0.005%.

See Notes to Financial Statements.

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***

Assets:
Level 1 — Quoted Prices
Foreign Common Stocks	$1,131,519,540	$—
Foreign Preferred Stocks	11,443,992	—
Futures Contracts	—	(112,707)
Money Market Funds	120,120,405	—
Rights	1,256,955	—
Level 2 — Other Significant Observable Inputs
Foreign Common Stocks	2,020,026	—
Forward Foreign Currency Contracts	—	147,921
Level 3 — Significant Unobservable Inputs	—	—

Total Assets	$1,266,360,918	$35,214

Liabilities:
Level 1 — Quoted Prices
Securities Sold Short	$(19,441,034)	$—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total Liabilities	$(19,441,034)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments***

Balance, 12/31/08	$31,580	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Changed in unrealized appreciation (depreciation)	—	—
Net purchases (sales)	(31,580)	—
Transfers in and/or out of Level 3	—	—

Balance, 06/30/09	$—	$—

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS – ABBREVIATIONS AND FOOTNOTES

INVESTMENT ABBREVIATIONS:

ADR	—	American Depository Receipt
CONV	—	Convertible
GDR	—	Global Depository Receipt
IO	—	Interest Only (Principal amount shown is notional)
PIK	—	Payment-in-Kind Bonds
PO	—	Principal Only
REIT	—	Real Estate Investment Trust
STEP	—	Stepped Coupon Bonds (1)
STRIP	—	Stripped Security
TBA	—	To be announced.
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of June 30, 2009, the total market values and percentages of net assets for 144A securities by fund were as follows:

Fund	Value of 144A Securities	Percentage of 144A Securities
Money Market	$40,100,000	3.48%
Low-Duration Bond	53,658,714	8.94
Medium-Duration Bond	69,572,234	8.14
Extended-Duration Bond	53,207,784	12.94
Global Bond	20,151,597	10.84
Small Cap Equity	2,286,620	0.67
International Equity	841,412	0.07

INVESTMENT FOOTNOTES:

‡‡	—	All or a portion of the security was held as collateral for open futures, options and/or swap contracts.
@	—	Illiquid.
*	—	Non-income producing security.
#	—	Security in default.
+	—	Security is valued at fair value (2).
§	—	Security purchased with the cash proceeds from securities loaned.
†	—	Variable rate security (1).
Ω	—	Interest rates shown reflect the effective yields as of June 30, 2009.
	¥—	Affiliated fund.
Δ	—	Security either partially or fully on loan.

(1)	Interest rates shown reflect the rates currently in effect. Maturity date for money market instruments is the date of the next interest rate reset.
(2)	Fair valued securities were held in the Equity Index Fund, Value Equity Fund, Small Cap Equity Fund and International Equity Fund at an aggregate market value of $0, $1,209, $0 and $394,908, respectively, which amounted to 0.00% of the Equity Index Fund, Value Equity Fund and Small Cap Equity Fund and 0.03% of the International Equity Fund.

FOREIGN BOND FOOTNOTES:

(A)	—	Par is denominated in Australian Dollars (AUD).
(B)	—	Par is denominated in Brazilian Real (BRL).
(C)	—	Par is denominated in Canadian Dollars (CAD).
(E)	—	Par is denominated in Euro (EUR).
(G)	—	Par is denominated in Singapore Dollars (SGD).
(I)	—	Par is denominated in Iceland Kronur (ISK).
(J)	—	Par is denominated in Japanese Yen (JPY).
(K)	—	Par is denominated in Norweigan Krone (NOK).
(L)	—	Par is denominated in Turkish Lira (TRY).
(M)	—	Par is denominated in Mexican Pesos (MXN).
(N)	—	Par is denominated in Indonesian Rupiahs (IDR).
(T)	—	Par is denominated in Thailand Baht (THB).
(U)	—	Par is denominated in British Pounds (GBP).
(W)	—	Par is denominated in South Korean Won (KRW).
(Z)	—	Par is denominated in New Zealand Dollars (NZD).

SWAP AGREEMENT FOOTNOTES:

BAR	—	Counterparty to contract is Barclays Capital.
BOA	—	Counterparty to contract is Bank of America.
BTAB	—	Counterparty to contract is BT Alex Brown.
CITI	—	Counterparty to contract is Citibank NA London.
CITIG	—	Counterparty to contract is Citigroup Global Markets, Inc.
CS	—	Counterparty to contract is Credit Suisse International.
DEUT	—	Counterparty to contract is Deutsche Bank AG.
GSC	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
HKSB	—	Counterparty to contract is Hong Kong & Shanghai Bank.
HSBC	—	Counterparty to contract is HSBC Securities.
JPM	—	Counterparty to contract is JPMorgan Chase Bank.
MLCS	—	Counterparty to contract is Merrill Lynch Capital Services, Inc.
MSCS	—	Counterparty to contract is Morgan Stanley Capital Services.
RBS	—	Counterparty to contract is Royal Bank of Scotland.
UBS	—	Counterparty to contract is UBS AG

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

	Money Market Fund	Low-Duration Bond Fund	Medium-Duration Bond Fund
Assets
Investments in securities of unaffiliated issuers, at value	$1,243,562,141	$668,685,146	$1,004,029,826
Investments in securities of affiliated issuers, at value	—	4,323,398	47,350,030

Total investments (1)(2)	1,243,562,141	673,008,544	1,051,379,856
Cash	601	118,492	5,454,996
Cash collateral for futures, swaps and short holdings	—	—	695,000
Foreign currency (3)	—	1,885,714	2,468,999
Receivables:
Dividends and reclaims	—	2,766	6,953
Interest	636,241	3,310,337	6,200,978
Securities lending	4,231	13,545	12,218
Investment securities sold	—	55,112,961	56,945,591
Maturities	—	4,276,896	122,305
Fund shares sold	5,045,750	97,884	36,408
Variation margin	—	7,519	66
Unrealized appreciation on foreign currency exchange contracts	—	323,185	272,559
Unrealized appreciation on swap agreements	—	4,372,323	1,511,252
Prepaid expenses and other assets	56,861	22,083	25,796

Total Assets	1,249,305,825	742,552,249	1,125,132,977

Liabilities
Securities sold short, at value (4)	—	40,508,433	994,062
Options written at value (5)	—	111,185	19,321
Unrealized depreciation on foreign currency exchange contracts	—	450,886	754,512
Unrealized depreciation on swap agreements	—	1,155	3,469,136
Collateral held for securities on loan at value	12,249,000	32,032,492	39,184,485
Collateral held for swap agreements	—	2,550,000	1,550,000
Payables:
Investment securities purchased	17,629,384	66,397,440	223,874,552
Fund shares redeemed	68,127,115	23,389	73,880
Variation margin	—	50,791	191,871
Distributions	73,235	—	—
Securities lending	846	2,709	2,443
Accrued expenses
Advisory fees	152,627	125,591	214,887
Distribution (12b-1) fees	951	533	1,261
Shareholder servicing fees	160,792	80,584	114,594
Other expenses	51,419	92,058	132,954

Total Liabilities	98,445,369	142,427,246	270,577,958

Net Assets	$1,150,860,456	$600,125,003	$854,555,019

Net Assets Consist of:
Paid-in-capital	$1,150,724,070	$633,359,071	$932,299,077
Undistributed net investment income	84,502	4,233,878	5,702,990
Undistributed (accumulated) net realized gain (loss) on investments, foreign currency transactions and derivative transactions	51,884	(9,445,383)	2,598,060
Net unrealized appreciation (depreciation) on investments, foreign currency translations and derivative transactions	—	(28,022,563)	(86,045,108)

Net Assets	$1,150,860,456	$600,125,003	$854,555,019

Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the GS2 Class	$167,612,750	$100,275,475	$114,303,317

GS2 shares outstanding	167,595,804	11,792,405	15,449,466

Net asset value, offering and redemption price per GS2 share	$1.00	$8.50	$7.40

Net assets applicable to the GS4 Class	$983,247,706	$499,849,528	$740,251,702

GS4 shares outstanding	983,093,618	39,512,556	57,611,231

Net asset value, offering and redemption price per GS4 share	$1.00	$12.65	$12.85

(1) Investments in securities of unaffiliated issuers, at cost	$1,243,562,141	$702,765,457	$1,092,285,658
Investments in securities of affiliated issuers, at cost	—	4,323,398	47,350,030

Total investments at cost	$1,243,562,141	$707,088,855	$1,139,635,688

(2) Includes securities loaned of:	$11,966,507	$30,458,566	$46,488,755

(3) Foreign currency at cost	$—	$1,869,930	$2,448,579

(4) Securities Sold Short at cost	$—	$(40,047,031)	$(997,813)

(5) Premiums received on options written	$—	$(107,107)	$(39,303)

See Notes to Financial Statements.

	Extended-Duration Bond fund	Inflation Protected Bond Fund	Global Bond Fund
Assets
Investments in securities of unaffiliated issuers, at value	$412,195,339	$59,308,344	$184,562,218
Investments in securities of affiliated issuers, at value	10,532,979	6,654,220	16,337,770

Total investments (1)(2)	422,728,318	65,962,564	200,899,988
Cash	—	—	153,292
Cash collateral for futures and swaps	—	—	—
Foreign currency (3)	—	—	2,906,742
Receivables:
Dividends and reclaims	1,989	829	13,510
Interest	6,460,390	494,004	3,076,014
Securities lending	4,250	—	6,765
Investment securities sold	—	2,126,251	747,243
Fund shares sold	8,076	242,364	123,974
Variation margin	—	232	—
Unrealized appreciation on foreign currency exchange contracts	—	—	1,013,743
Prepaid expenses and other assets	20,668	—	15,808

Total Assets	429,223,691	68,826,244	208,957,079

Liabilities
Cash overdraft	598	—	—
Securities sold short, at value (4)	—	—	—
Options written at value(5)	—	—	—
Unrealized depreciation on foreign currency exchange contracts	—	—	1,184,564
Collateral held for securities on loan at value	15,327,188	—	13,075,144
Payables:
Investment securities purchased	2,437,901	—	8,658,398
Fund shares redeemed	65,841	—	—
Variation margin	—	1,781	16,979
Distributions	—	—	—
Securities lending	850	—	1,352
Deferred foreign capital gains taxes	—	—	—
Accrued expenses
Advisory fees	144,135	638	68,848
Distribution (12b-1) fees	1,294	—	—
Shareholder servicing fees	53,948	1,428	28,822
Other expenses	55,408	2,936	59,877

Total Liabilities	18,087,163	6,783	23,093,984

Net Assets	$411,136,528	$68,819,461	$185,863,095

Net Assets Consist of:
Paid-in-capital	$446,974,854	$68,259,048	$224,370,954
Undistributed (distributions in excess of) net investment income	2,004,075	9,624	(596,981)
Undistributed (accumulated) net realized gain (loss) on investments, foreign currency transactions and derivative transactions	(15,841,576)	6,468	(10,572,540)
Net unrealized appreciation (depreciation) on investments, foreign currency translations and derivative transactions	(22,000,825)	544,321	(27,338,338)

Net Assets	$411,136,528	$68,819,461	$185,863,095

Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the GS2 Class	$61,267,508	N/A	N/A

GS2 shares outstanding	9,408,032	N/A	N/A

Net asset value, offering and redemption price per GS2 share	$6.51	N/A	N/A

Net assets applicable to the GS4 Class	$349,869,020	$68,819,461	$185,863,095

GS4 shares outstanding	25,348,733	6,825,712	22,483,965

Net asset value, offering and redemption price per GS4 share	$13.80	$10.08	$8.27

(1) Investments in securities of unaffiliated issuers, at cost	$434,206,833	$58,762,986	$211,854,323
Investments in securities of affiliated issuers, at cost	10,532,979	6,654,220	16,337,770

Total investments at cost	$444,739,812	$65,417,206	$228,192,093

(2) Includes securities loaned of:	$14,386,908	$—	$13,960,546

(3) Foreign currency at cost	$—	$—	$2,773,513

(4) Securities Sold Short at cost	$—	$—	$—

(5) Premiums received on options written	$—	$—	$—

(6) Net of ($320,217) accrued foreign capital gains taxes on appreciated securities

See Notes to Financial Statements.

Equity Index Fund	Real Estate Securities Fund	Value Equity Fund	Growth Equity Fund	Small Cap Equity Fund	International Equity Fund

$324,008,273	$106,599,531	$1,030,925,909	$1,097,934,638	$389,677,205	$1,242,899,119
11,924,199	4,500,242	36,312,700	31,151,191	22,939,664	23,461,799

335,932,472	111,099,773	1,067,238,609	1,129,085,829	412,616,869	1,266,360,918
—	—	—	—	153,555	354,866
—	—	—	—	686,462	12,166,257
—	—	—	2,323	2,850	2,083,078

349,054	334,040	1,152,511	637,566	148,847	4,917,035
—	—	—	—	267,456	—
52,483	8,025	153,342	39,940	39,593	149,035
261,388	3,051,512	35,915,608	7,444,568	5,369,327	4,429,872
38,883	27,203	146,016	197,948	30,456	124,976
—	—	—	—	—	61,114
—	—	—	—	—	522,825
18,140	16,191	26,230	30,667	18,316	27,381

336,652,420	114,536,744	1,104,632,316	1,137,438,841	419,333,731	1,291,197,357

—	—	598	598	—	—
—	—	—	—	—	19,441,034
—	—	—	—	9,450	—
—	—	—	—	13,080	374,904
20,248,889	25,654,407	71,083,280	93,789,900	60,576,786	96,658,606

4,030,876	2,483,206	38,219,923	7,960,262	18,213,095	5,060,137
163,513	127,221	74,073	19,231	219,624	19,148
62,700	8,560	252,315	233,700	108,088	404,265
—	—	—	—	—	42,505
10,497	1,605	30,669	7,988	7,919	29,808
—	—	—	—	—	320,217

23,461	64,904	510,199	664,987	243,568	709,820
109	—	987	768	1,001	1,383
40,692	13,621	135,266	144,107	46,402	156,890
124,331	30,486	102,856	79,704	117,439	502,301

24,705,068	28,384,010	110,410,166	102,901,245	79,556,452	123,721,018

$311,947,352	$86,152,734	$994,222,150	$1,034,537,596	$339,777,279	$1,167,476,339

$363,411,596	$167,971,341	$1,492,452,552	$1,321,054,788	$516,502,521	$1,550,170,506
94,492	23,493	290,047	(25,025)	233,038	9,886,983

(9,082,576)	(76,307,705)	(211,533,853)	(270,938,483)	(148,418,677)	(297,916,276)

(42,476,160)	(5,534,395)	(286,986,596)	(15,553,684)	(28,539,603)	(94,664,874	)(6)

$311,947,352	$86,152,734	$994,222,150	$1,034,537,596	$339,777,279	$1,167,476,339

$52,412,716	N/A	$148,315,385	$157,925,449	$50,489,232	$200,479,174

8,204,854	N/A	28,071,130	19,705,880	8,295,018	25,376,873

$6.39	N/A	$5.28	$8.01	$6.09	$7.90

$259,534,636	$86,152,734	$845,906,765	$876,612,147	$289,288,047	$966,997,165

21,822,259	18,277,472	82,592,090	68,885,806	31,679,400	95,361,666

$11.89	$4.71	$10.24	$12.73	$9.13	$10.14

$366,303,646	$112,018,616	$1,317,126,985	$1,113,754,226	$416,576,322	$1,334,389,624
11,924,199	4,500,242	36,312,700	31,151,191	22,939,664	23,461,799

$378,227,845	$116,518,858	$1,353,439,685	$1,144,905,417	$439,515,986	$1,357,851,423

$19,589,472	$25,100,439	$65,380,895	$92,782,069	$57,383,086	$96,965,539

$—	$—	$—	$2,323	$2,830	$2,071,293

$—	$—	$—	$—	$—	$16,434,018

$—	$—	$—	$—	$(15,945)	$—

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

	Money Market Fund	Low-Duration Bond Fund	Medium-Duration Bond Fund
Investment Income
Dividends	$—	$52,500	$133,647
Income distributions received from affiliated funds	—	58,616	73,542
Interest	5,641,826	12,787,217	20,983,958
Securities lending	69,749	140,364	129,801
Less foreign taxes withheld	—	—	—

Total Investment Income	5,711,575	13,038,697	21,320,948

Expenses
Investment advisory fees	906,288	1,057,385	1,707,300
Transfer agent fees:
GS2 shares	2,021	1,933	1,969
GS4 shares	22,644	10,313	10,290
GS6 shares	2,421	2,409	2,416
Custodian fees	10,937	66,596	93,656
Distribution (12b-1) fees:
GS6 shares	3,076	1,914	4,804
Shareholder servicing fees:
GS4 shares	943,650	476,836	667,065
GS6 shares	9,218	5,741	14,409
Accounting and administration fees	120,553	109,424	175,080
Professional fees	25,474	28,870	28,870
Blue sky fees:
GS2 shares	968	793	793
GS4 shares	17,525	7,816	9,026
GS6 shares	272	172	181
Shareholder reporting fees:
GS2 shares	419	273	348
GS4 shares	21,222	4,094	6,268
GS6 shares	110	73	73
Trustee fees	5,045	3,524	5,155
Line of credit facility fees	5,515	3,116	4,310
Dividend expense on securities sold short	—	—	—
Other expenses	315,882	20,728	28,139

Total expenses	2,413,240	1,802,010	2,760,152
Expenses waived/reimbursed net of amount recaptured(1)	3,349	(296,673)	(421,586)
Fees paid indirectly	—	—	—

Net expenses	2,416,589	1,505,337	2,338,566

Net Investment Income	3,294,986	11,533,360	18,982,382

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	51,884	(3,627,612)	517,390
Futures transactions	—	5,875,667	3,513,113
Swap agreements	—	3,756,661	8,850,095
Option contracts written	—	3,687,541	2,982,869
Option contracts purchased	—	(3,782,465)	(3,252,783)
Foreign currency transactions	—	(2,273,269)	(3,199,846)

Net realized gain (loss)	51,884	3,636,523	9,410,838

Net change in unrealized appreciation (depreciation) on:
Investment securities (net of estimated capital gains taxes of ($309,815) for International Equity)	—	26,358,047	30,944,576
Futures	—	(5,359,768)	(2,124,069)
Swap agreements	—	10,118,654	6,741,777
Option contracts written	—	(940,421)	7,500,693
Option contracts purchased	—	(4,468,062)	(7,874,450)
Foreign currency translations	—	682,973	2,094,769

Net change in unrealized appreciation (depreciation)	—	26,391,423	37,283,296

Net Realized and Unrealized Gain (Loss)	51,884	30,027,946	46,694,134

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,346,870	$41,561,306	$65,676,516

(1)	See Note 3a and 3c in Notes to Financial Statements.

See Notes to Financial Statements.

Extended-Duration Bond Fund	Inflation Protected Bond Fund	Global Bond Fund	Equity Index Fund	Real Estate Securities Fund	Value Equity Fund	Growth Equity Fund	Small Cap Equity Fund	International Equity Fund

$9,404	$—	$111,610	$3,476,336	$1,711,802	$13,913,914	$5,412,024	$1,507,898	$25,177,680
19,937	829	35,460	26,797	10,840	93,060	142,101	55,322	(40,964)
15,490,621	13,796	6,903,796	1,881	686	5,017	11,268	623,192	1,247
41,664	—	44,112	184,587	70,154	515,703	342,658	271,021	924,085
—	—	—	—	2,003	(44,473)	(79,346)	(3,594)	(2,360,532)

15,561,626	14,625	7,094,978	3,689,601	1,795,485	14,483,221	5,828,705	2,453,839	23,701,516

919,697	2,384	392,661	219,339	342,735	3,024,492	4,173,524	1,456,217	5,057,148

1,922	—	—	1,942	—	1,971	1,928	1,952	2,039
11,450	244	2,029	12,160	11,238	14,348	13,118	13,135	17,580
2,406	—	—	2,399	—	2,425	2,418	2,411	2,413
15,703	166	38,075	14,045	12,478	31,717	41,976	58,796	637,754

4,978	—	—	219	—	3,388	2,521	3,362	4,588

304,391	1,428	158,652	222,295	70,277	745,746	787,448	246,083	812,866
14,934	—	—	656	—	10,174	7,567	10,093	13,778
55,467	195	47,861	41,080	11,181	104,112	106,224	59,349	252,867
26,372	838	25,910	31,306	28,255	31,307	25,758	25,758	26,082

793	—	—	793	—	793	793	793	793
7,645	515	4,646	6,404	3,001	6,377	6,677	6,319	6,482
212	—	—	181	—	199	193	243	209

255	—	—	273	—	329	291	384	530
6,451	904	1,746	7,710	5,609	11,582	9,226	10,979	18,632
73	—	—	60	—	109	97	85	97
2,370	17	749	1,931	501	6,398	6,563	2,170	7,030
2,039	21	777	1,462	364	4,831	5,007	1,620	5,291
—	—	—	—	—	—	—	—	349,474
10,698	36	13,473	17,277	6,009	21,629	22,208	16,078	87,942

1,387,856	6,748	686,579	581,532	491,648	4,021,927	5,213,537	1,915,827	7,303,595
(77,579)	(1,747)	(11,448)	(92,757)	(14,501)	(184,919)	(524,794)	(142,101)	(1,262,053)
—	—	—	—	—	(18,141)	(31,644)	(9,727)	(22,753)

1,310,277	5,001	675,131	488,775	477,147	3,818,867	4,657,099	1,763,999	6,018,789

14,251,349	9,624	6,419,847	3,200,826	1,318,338	10,664,354	1,171,606	689,840	17,682,727

(14,274,815)	6,468	(7,303,032)	(2,646,894)	(30,073,724)	(80,151,651)	(130,144,406)	(61,075,923)	(187,944,039)
—	—	233,133	619,396	897,029	4,734,204	2,231,185	5,378,777	2,698,327
—	—	—	—	—	—	—	—	(19,868)
—	—	—	—	—	—	—	62,196	—
—	—	—	—	—	—	—	(6,757)	—
(817,821)	—	(559,712)	—	—	—	(125)	(40,509)	365,636

(15,092,636)	6,468	(7,629,611)	(2,027,498)	(29,176,695)	(75,417,447)	(127,913,346)	(55,682,216)	(184,899,944)

35,069,524	545,357	30,266,777	8,377,075	23,097,500	56,807,660	229,992,963	68,014,401	268,944,796
—	(1,076)	(129,025)	(472,450)	(353,615)	(1,273,398)	(753,514)	(4,395,879)	(772,093)
—	—	—	—	—	—	—	—	116,543
—	—	—	—	—	—	—	134,552	—
—	—	(272,678)	—	—	—	—	—	—
71,785	40	(1,116,153)	—	—	—	(2)	22,552	(10,460)

35,141,309	544,321	28,748,921	7,904,625	22,743,885	55,534,262	229,239,447	63,775,626	268,278,786

20,048,673	550,789	21,119,310	5,877,127	(6,432,810)	(19,883,185)	101,326,101	8,093,410	83,378,842

$34,300,022	$560,413	$27,539,157	$9,077,953	$(5,114,472)	$(9,218,831)	$102,497,707	$8,783,250	$101,061,569

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Money Market Fund
	For the Six Months Ended 06/30/09 (Unaudited)	For the Year Ended 12/31/08
Operations:
Net investment income	$3,294,986	$30,499,308
Net realized gain (loss) on investment securities, foreign currency transactions and
derivative transactions	51,884	87,123
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency translations and derivative transactions	—	—

Net increase in net assets resulting from operations	3,346,870	30,586,431

Dividends and Distributions to Shareholders:
Dividends from net investment income
GS2 shares	(626,331)	(3,742,477)
GS4 shares	(2,660,757)	(26,602,255)
GS6 shares	(7,898)	(154,576)
Distributions from net realized capital gains
GS2 shares	—	—
GS4 shares	—	—
GS6 shares	—	—

Return of Capital
Total dividends and distributions	(3,294,986)	(30,499,308)

Capital Share Transactions:
Proceeds from shares sold
GS2 shares	63,311,251	174,901,124
GS4 shares	1,403,200,493	4,070,538,346
GS6 shares	1,367,352	3,546,544
Proceeds from exchange of GS6 shares for GS4 shares(1)
GS4 shares	9,761,236	—
GS6 shares	(9,761,236)	—
Reinvestment of dividends and distributions
GS2 shares	507,209	3,367,839
GS4 shares	1,881,273	16,558,471
GS6 shares	7,898	154,558

Total proceeds from shares sold and reinvested	1,470,275,476	4,269,066,882

Value of shares redeemed
GS2 shares	(67,952,180)	(119,120,727)
GS4 shares	(1,401,785,861)	(4,056,623,451)
GS6 shares	(421,134)	(873,423)

Total value of shares redeemed	(1,470,159,175)	(4,176,617,601)

Net increase (decrease) from capital share transactions(2)	116,301	92,449,281

Total increase (decrease) in net assets	168,185	92,536,404

Net Assets:
Beginning of Period	1,150,692,271	1,058,155,867

End of Period*	$1,150,860,456	$1,150,692,271

*Including undistributed (distributions in excess of) net investment income	$84,502	$84,502

(1)	See Note 1 in Notes to Financial Statements.
(2)	See Note 7 in Notes to Financial Statements.

See Notes to Financial Statements.

Low-Duration Bond Fund		Medium-Duration Bond Fund		Extended-Duration Bond Fund		Inflation Protected Bond Fund	Global Bond Fund
For the Six Months Ended 06/30/09 (Unaudited)	For the Year Ended 12/31/08	For the Six Months Ended 06/30/09 (Unaudited)	For the Year Ended 12/31/08	For the Six Months Ended 06/30/09 (Unaudited)	For the Year Ended 12/31/08	For the Period 06/25/09 to 06/30/09 (Unaudited)	For the Six Months Ended 06/30/09 (Unaudited)	For the Year Ended 12/31/08

$11,533,360	$30,702,495	$18,982,382	$54,680,407	$14,251,349	$32,896,917	$9,624	$6,419,847	$11,820,489

3,636,523	10,248,330	9,410,838	25,910,258	(15,092,636)	3,536,736	6,468	(7,629,611)	(771,149)

26,391,423	(62,157,691)	37,283,296	(129,485,267)	35,141,309	(81,975,842)	544,321	28,748,921	(56,189,843)

41,561,306	(21,206,866)	65,676,516	(48,894,602)	34,300,022	(45,542,189)	560,413	27,539,157	(45,140,503)

(2,211,280)	(7,859,812)	(3,457,014)	(11,645,709)	(3,274,048)	(8,411,202)	—	—	—
(6,990,691)	(25,918,642)	(12,774,800)	(44,817,988)	(8,345,832)	(24,338,771)	—	(7,000,792)	(13,354,129)
(101,664)	(331,598)	(303,734)	(1,129,043)	(571,919)	(1,871,633)	—	—	—

—	—	(1,210,513)	(5,325,358)	(162,567)	(1,551,879)	—	—	—
—	—	(4,560,211)	(20,940,453)	(426,578)	(4,629,238)	—	—	(1,286,826)
—	—	(168,322)	(605,256)	(44,540)	(351,828)	—	—	—

(9,303,635)	(34,110,052)	(22,474,594)	(84,463,807)	(12,825,484)	(41,154,551)	—	(7,000,792)	(14,640,955)

8,497,140	13,419,447	5,548,838	26,755,295	3,079,066	12,386,781	—	—	—
42,567,455	74,611,719	30,167,091	94,933,988	13,775,200	27,666,880	68,259,048	11,830,795	122,278,692
254,107	598,495	144,295	708,473	49,106	170,965	—	—	—

6,028,341	—	14,963,529	—	15,327,294	—	—	—	—
(6,028,341)	—	(14,963,529)	—	(15,327,294)	—	—	—	—

2,209,235	7,855,439	4,663,558	16,454,325	3,432,330	9,955,235	—	—	—
6,989,653	25,915,895	17,333,748	65,754,384	8,772,041	28,967,078		7,000,792	14,640,955
101,664	331,598	472,056	1,734,299	616,459	2,223,461	—	—	—

60,619,254	122,732,593	58,329,586	206,340,764	29,724,202	81,370,400	68,259,048	18,831,587	136,919,647

(20,452,878)	(38,248,100)	(12,166,167)	(58,514,727)	(12,007,768)	(17,257,194)	—		—
(99,065,816)	(206,206,149)	(100,000,388)	(394,054,838)	(65,614,370)	(132,897,070)	—	(20,971,633)	(35,006,076)
(74,922)	(311,460)	(176,672)	(200,010)	(44,729)	(165,272)	—		—

(119,593,616)	(244,765,709)	(112,343,227)	(452,769,575)	(77,666,867)	(150,319,536)	—	(20,971,633)	(35,006,076)

(58,974,362)	(122,033,116)	(54,013,641)	(246,428,811)	(47,942,665)	(68,949,136)	68,259,048	(2,140,046)	101,913,571

(26,716,691)	(177,350,034)	(10,811,719)	(379,787,220)	(26,468,127)	(155,645,876)	68,819,461	18,398,319	42,132,113

626,841,694	804,191,728	865,366,738	1,245,153,958	437,604,655	593,250,531	—	167,464,776	125,332,663

$600,125,003	$626,841,694	$854,555,019	$865,366,738	$411,136,528	$437,604,655	$68,819,461	$185,863,095	$167,464,776

$4,233,878	$2,004,153	$5,702,990	$3,256,156	$2,004,075	$(55,475)	$9,624	$(596,981)	$(16,036)

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Equity Index Fund		Real Estate Securities Fund
	For the Six Months Ended 06/30/09 (Unaudited)	For the Year Ended 12/31/08	For the Six Months Ended 06/30/09 (Unaudited)	For the Year Ended 12/31/08
Operations:
Net investment income	$3,200,826	$8,054,465	$1,318,338	$2,328,218
Net realized (loss) on investment securities, foreign currency transactions and derivative transactions	(2,027,498)	(3,835,975)	(29,176,695)	(44,494,060)
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency translations and derivative transactions	7,904,625	(186,466,450)	22,743,885	(8,562,119)

Net increase (decrease) in net assets resulting from operations	9,077,953	(182,247,960)	(5,114,472)	(50,727,961)

Dividends and Distributions to Shareholders:
Dividends from net investment income
GS2 shares	(1,330,372)	(1,831,863)	—	—
GS4 shares	(3,384,220)	(4,586,589)	(1,294,845)	(2,388,143)
GS6 shares	(14,301)	(18,532)	—	—
Distributions from net realized capital gains
GS2 shares	—	(695,874)	—	—
GS4 shares	—	(1,977,420)	—	—
GS6 shares	—	(7,511)	—	—
Return of Capital
GS2 shares	—	—	—	—
GS4 shares	—	—	—	(99,004)
GS6 shares	—	—	—	—

Total dividends and distributions	(4,728,893)	(9,117,789)	(1,294,845)	(2,487,147)

Capital Share Transactions:
Proceeds from shares sold
GS2 shares	2,731,452	7,040,123	—	—
GS4 shares	13,842,061	22,884,918	24,311,468	84,159,228
GS6 shares	169,604	524,851	—	—
GS8 shares(1)	—	—	—	—
Proceeds from exchange of GS6 shares for GS4 shares(1)
GS4 shares	752,012	—	—	—
GS6 shares	(752,012)	—	—	—
Reinvestment of dividends and distributions
GS2 shares	1,328,589	2,524,043	—	—
GS4 shares	3,383,934	6,563,344	1,294,845	2,446,782
GS6 shares	14,301	26,043	—	—

Total proceeds from shares sold and reinvested	21,469,941	39,563,322	25,606,313	86,606,010

Value of shares redeemed
GS2 shares	(1,525,395)	(8,877,183)	—	—
GS4 shares	(9,486,373)	(53,088,621)	(13,623,511)	(49,586,856)
GS6 shares	(53,435)	(197,779)	—	—

Total value of shares redeemed	(11,065,203)	(62,163,583)	(13,623,511)	(49,586,856)

Net increase (decrease) from capital share transactions(2)	10,404,738	(22,600,261)	11,982,802	37,019,154

Total increase (decrease) in net assets	14,753,798	(213,966,010)	5,573,485	(16,195,954)

Net Assets:
Beginning of Period	297,193,554	511,159,564	80,579,249	96,775,203

End of Period*	$311,947,352	$297,193,554	$86,152,734	$80,579,249

*Including undistributed (distributions in excess of) net investment income	$94,492	$1,622,559	$23,493	$—

(1)	See Note 1 in Notes to Financial Statements.
(2)	See Note 7 in Notes to Financial Statements.

See Notes to Financial Statements.

Value Equity Fund		Growth Equity Fund		Small Cap Equity Fund		International Equity Fund
For the Six Months Ended 06/30/09 (Unaudited)	For the Year Ended 12/31/08	For the Six Months Ended 06/30/09 (Unaudited)	For the Year Ended 12/31/08	For the Six Months Ended 06/30/09 (Unaudited)	For the Year Ended 12/31/08	For the Six Months Ended 06/30/09 (Unaudited)	For the Year Ended 12/31/08

$10,664,354	$28,680,309	$1,171,606	$2,438,359	$689,840	$2,549,818	$17,682,727	$40,980,349

(75,417,447)	(118,299,560)	(127,913,346)	(77,879,679)	(55,682,216)	(88,724,230)	(184,899,944)	(87,271,419)

55,534,262	(509,658,839)	229,239,447	(641,077,277)	63,775,626	(113,441,348)	268,278,786	(776,771,510)

(9,218,831)	(599,278,090)	102,497,707	(716,518,597)	8,783,250	(199,615,760)	101,061,569	(823,062,580)

(4,550,025)	(5,427,637)	(344,030)	(760,505)	(109,846)	(614,201)	(1,785,189)	(9,679,437)
(13,300,606)	(15,120,026)	(889,232)	(1,656,101)	(312,503)	(1,982,895)	(6,382,581)	(32,423,305)
(275,945)	(371,566)	(1,914)	(2,559)	(13,179)	(103,815)	(134,700)	(701,696)

—	(1,791,283)	—	—	—	—	(2,529)	(8,347,976)
—	(5,776,508)	—	—	—	—	(9,714)	(30,093,735)
—	(145,613)	—	—	—	—	(219)	(687,438)

—	—	—	—	—	(168,554)	—	—
—	—	—	—	—	(544,164)	—	—
—	—	—	—	—	(28,490)	—	—

(18,126,576)	(28,632,633)	(1,235,176)	(2,419,165)	(435,528)	(3,442,119)	(8,314,932)	(81,933,587)

8,551,064	26,364,928	8,585,332	28,172,361	2,402,323	20,033,750	11,862,389	104,596,517
46,106,414	119,844,786	41,970,882	122,481,304	12,694,784	38,592,188	61,482,458	275,354,383
202,991	384,635	130,569	295,093	121,495	274,544	203,417	699,797
—	—	—	1,150,180	—	—	—	—

10,999,393	—	8,465,100	—	11,250,269	—	15,254,145	—
(10,999,393)	—	(8,465,100)	—	(11,250,269)	—	(15,254,145)	—

4,544,451	7,209,480	343,662	759,609	109,693	781,539	1,783,075	17,999,891
13,299,539	20,894,776	889,208	1,656,068	312,456	2,526,659	6,391,937	62,512,863
275,945	517,179	1,914	2,559	13,179	132,305	134,919	1,389,134

72,980,404	175,215,784	51,921,567	154,517,174	15,653,930	62,340,985	81,858,195	462,552,585

(2,825,094)	(28,656,106)	(7,235,069)	(26,886,067)	(1,464,787)	(16,975,850)	(19,330,643)	(38,548,254)
(48,088,250)	(175,032,062)	(77,713,275)	(186,516,510)	(14,818,577)	(71,310,720)	(70,211,923)	(144,223,290)
(12,385)	(127,031)	(41,307)	(149,108)	(22,607)	(74,701)	(67,761)	(300,712)

(50,925,729)	(203,815,199)	(84,989,651)	(213,551,685)	(16,305,971)	(88,361,271)	(89,610,327)	(183,072,256)

22,054,675	(28,599,415)	(33,068,084)	(59,034,511)	(652,041)	(26,020,286)	(7,752,132)	279,480,329

(5,290,732)	(656,510,138)	68,194,447	(777,972,273)	7,695,681	(229,078,165)	84,994,505	(625,515,838)

999,512,882	1,656,023,020	966,343,149	1,744,315,422	332,081,598	561,159,763	1,082,481,834	1,707,997,672

$994,222,150	$999,512,882	$1,034,537,596	$966,343,149	$339,777,279	$332,081,598	$1,167,476,339	$1,082,481,834

$290,047	$7,752,269	$(25,025)	$38,545	$233,038	$(21,274)	$9,886,983	$506,726

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ended December 31, unless otherwise indicated												Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income		Realized and Unrealized Gain (Loss) on Investments		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains		Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net		Expenses, Including Expense Reduction		Expenses, Before Waivers and Expense Reduction(1)		Investment Income, Net	Investment Income/ (Loss), Excluding Waivers and Expense Reduction	Portfolio Turnover Rate
Money Market Fund

GS2 Class
2009(2)	$1.00	$—	†	$—	†	$— †	$—		$1.00	0.37%	$167,613	0.24	%(3)	0.24	%(3)	0.24	%(3)	0.74%	0.74%	N/A
2008	1.00	0.03		—	†	(0.03)	—		1.00	2.95	171,739	0.20		0.20		0.20		2.86	2.86	N/A
2007	1.00	0.05		—	†	(0.05)	—		1.00	5.23	112,581	0.23		0.23		0.23		5.11	5.11	N/A
2006	1.00	0.05		—	†	(0.05)	—		1.00	4.92	100,559	0.26		0.26		0.26		4.82	4.82	N/A
2005	1.00	0.03		—	†	(0.03)	—		1.00	3.07	93,103	0.27		0.27		0.26		3.03	3.04	N/A
2004	1.00	0.01		—	†	(0.01)	—		1.00	1.19	61,374	0.27		0.27		0.27		1.17	1.17	N/A
GS4 Class
2009(2)	$1.00	$—	†	$—	†	$— †	$—		$1.00	0.27%	$983,248	0.44	%(3)	0.44	%(3)	0.44	%(3)	0.54%	0.54%	N/A
2008	1.00	0.03		—	†	(0.03)	—		1.00	2.75	970,146	0.40	(3)	0.40	(3)	0.40	(3)	2.72	2.72	N/A
2007	1.00	0.05		—	†	(0.05)	—		1.00	5.03	939,596	0.43		0.43		0.43		4.92	4.92	N/A
2006	1.00	0.05		—	†	(0.05)	—		1.00	4.72	930,582	0.46		0.46		0.46		4.64	4.64	N/A
2005	1.00	0.03		—	†	(0.03)	—		1.00	2.88	766,322	0.46		0.46		0.46		2.84	2.84	N/A
2004	1.00	0.01		—	†	(0.01)	—		1.00	0.99	838,087	0.46		0.46		0.45		0.98	0.99	N/A

Low-Duration Bond Fund

GS2 Class
2009(2)	$8.11	$0.16	#	$0.41		$(0.18)	$—		$8.50	7.12%	$100,275	0.36%		0.36%		0.43%		3.93%	3.86%	201%
2008	8.90	0.36	#	(0.60)		(0.55)	—		8.11	(2.76)	105,223	0.36		0.36		0.41		4.19	4.14	427
2007	8.89	0.42	#	0.12		(0.53)	—		8.90	6.22	133,374	0.42		0.42		0.45		4.71	4.68	248
2006	9.06	0.38	#	(0.03)		(0.52)	—		8.89	3.94	105,991	0.45		0.45		0.47		4.22	4.20	168
2005	9.32	0.30	#	(0.15)		(0.41)	—	†	9.06	1.60	104,681	0.45		0.45		0.48		3.30	3.27	196
2004	9.51	0.21	#	(0.07)		(0.28)	(0.05)		9.32	1.47	59,777	0.45		0.45		0.49		2.22	2.18	289
GS4 Class
2009(2)	$11.99	$0.23	#	$0.60		$(0.17)	$—		$12.65	6.99%	$499,850	0.52%		0.52%		0.62%		3.77%	3.67%	201%
2008	12.88	0.51	#	(0.87)		(0.53)	—		11.99	(2.84)	515,996	0.52		0.52		0.61		4.03	3.94	427
2007	12.63	0.58	#	0.17		(0.50)	—		12.88	6.11	665,292	0.58		0.58		0.64		4.54	4.48	248
2006	12.66	0.58	#	(0.11)		(0.50)	—		12.63	3.75	697,687	0.61		0.61		0.66		4.05	4.00	168
2005	12.87	0.40	#	(0.22)		(0.39)	—	†	12.66	1.39	789,077	0.61		0.61		0.67		3.13	3.07	196
2004	13.00	0.27	#	(0.09)		(0.26)	(0.05)		12.87	1.38	789,866	0.61		0.61		0.67		2.06	2.00	289

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	The ratio also excludes previously recaptured fees.
(2)	For the six months ended June 30, 2009. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(3)	See Note 11 in Notes to Financial Statements.

See Notes to Financial Statements.

												Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Return of Capital		Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net	Expenses, Including Expense Reduction	Expenses, Before Waivers and Expense Reduction(1)	Investment Income, Net	Investment Income/ (Loss), Excluding Waivers and Expense Reduction	Portfolio Turnover Rate
Medium-Duration Bond Fund

GS2 Class
2009(2)	$7.13	$0.17	#	$0.41	$(0.23)	$(0.08)	$—		$7.40	8.47%	$114,303	0.48%	0.48%	0.50%	4.73%	4.71%	254%
2008	8.42	0.40	#	(0.72)	(0.65)	(0.32)	—		7.13	(3.88)	112,240	0.47	0.47	0.48	5.07	5.06	566
2007	8.52	0.42	#	0.12	(0.64)	— †	—		8.42	6.65	151,466	0.48	0.48	0.49	5.02	5.01	428
2006	8.71	0.39	#	(0.01)	(0.57)	—	—		8.52	4.50	113,051	0.50	0.50	0.50	4.60	4.60	440
2005	9.06	0.34	#	(0.10)	(0.53)	(0.06)	—		8.71	2.62	100,800	0.50	0.50	0.53	3.84	3.81	465
2004	9.24	0.28	#	0.21	(0.45)	(0.22)	—		9.06	5.34	52,865	0.50	0.50	0.53	2.97	2.94	372
GS4 Class
2009(2)	$12.16	$0.28	#	$0.72	$(0.23)	$(0.08)	$—		$12.85	8.37%	$740,252	0.58%	0.58%	0.70%	4.63%	4.51%	254%
2008	13.64	0.65	#	(1.18)	(0.63)	(0.32)	—		12.16	(3.89)	738,610	0.58	0.58	0.67	4.96	4.87	566
2007	13.42	0.66	#	0.18	(0.62)	— †	—		13.64	6.46	1,079,034	0.61	0.61	0.68	4.88	4.81	428
2006	13.40	0.60	#	(0.03)	(0.55)	—	—		13.42	4.37	1,108,958	0.62	0.62	0.69	4.48	4.41	440
2005	13.63	0.50	#	(0.16)	(0.51)	(0.06)	—		13.40	2.50	981,935	0.62	0.62	0.71	3.71	3.62	465
2004	13.58	0.39	#	0.31	(0.43)	(0.22)	—		13.63	5.20	853,377	0.62	0.62	0.72	2.85	2.75	372

Extended-Duration Bond Fund

GS2 Class
2009(2)	$6.31	$0.23	#	$0.33	$(0.34)	$(0.02)	$—		$6.51	9.51%	$61,268	0.54%	0.54%	0.54%	7.47%	7.47%	17%
2008	7.95	0.47	#	(1.11)	(0.85)	(0.15)	—		6.31	(8.12)	64,834	0.52	0.52	0.52	6.66	6.66	40
2007	8.13	0.41	#	0.23	(0.69)	(0.13)	—		7.95	8.45	75,841	0.53	0.53	0.53	5.21	5.21	101
2006	8.44	0.40	#	(0.03)	(0.65)	(0.03)	—		8.13	4.75	59,916	0.57	0.57	0.57	4.91	4.91	100
2005	8.90	0.44	#	0.04	(0.68)	(0.26)	—		8.44	5.65	57,372	0.56	0.56	0.57	4.90	4.89	38
2004	9.23	0.47	#	0.27	(0.76)	(0.31)	—		8.90	8.49	32,309	0.57	0.57	0.57	5.17	5.17	66
GS4 Class
2009(2)	$12.97	$0.46	#	$0.72	$(0.33)	$(0.02)	$—		$13.80	9.40%	$349,869	0.69%	0.69%	0.74%	7.32%	7.27%	17%
2008	15.20	0.90	#	(2.15)	(0.83)	(0.15)	—		12.97	(8.28)	357,073	0.69	0.69	0.71	6.45	6.43	40
2007	14.81	0.74	#	0.44	(0.66)	(0.13)	—		15.20	8.29	500,252	0.72	0.72	0.72	5.02	5.02	101
2006	14.82	0.69	#	(0.04)	(0.63)	(0.03)	—		14.81	4.56	467,877	0.73	0.73	0.76	4.75	4.72	100
2005	14.93	0.71	#	0.10	(0.66)	(0.26)	—		14.82	5.54	393,851	0.73	0.73	0.76	4.72	4.69	38
2004	14.78	0.75	#	0.45	(0.74)	(0.31)	—		14.93	8.37	399,459	0.73	0.73	0.75	5.01	4.99	66

Inflation Protected Bond Fund

GS4 Class
2009(3)(4)	$10.00	$—		$0.08	$—	$—	$—		$10.08	0.80%	$68,819	0.02%	0.02%	0.03%	0.04%	0.03%	4%

Global Bond Fund

GS4 Class
2009(2)	$7.34	$0.29	#	$0.95	$(0.31)	$—	$—		$8.27	17.51%	$185,863	0.81%	0.81%	0.82%	7.69%	7.68%	59%
2008	10.14	0.64	#	(2.59)	(0.75)	(0.10)	—		7.34	(20.28)	167,465	0.78	0.78	0.80	7.20	7.18	176
2007	10.12	0.61		0.08	(0.64)	(0.03)	—		10.14	7.00	125,333	0.79	0.79	0.80	6.07	6.06	255
2006(4)(5)	10.12	—	†	— †	— †	—	—	†	10.12	0.04	104,635	1.04	1.04	1.42	4.32	3.94	—

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	The ratio also excludes previously recaptured fees.
(2)	For the six months ended June 30, 2009. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(3)	Inception date was June 26, 2009.
(4)	Total return is not annualized. Ratios are annualized.
(5)	Inception date was December 29, 2006.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

For a Share Outstanding For the Years Ended December 31, unless otherwise indicated												Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Excess Distribution/ Return of Capital		Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net	Expenses, Including Expense Reduction	Expenses, Before Waivers and Expense Reduction(1)	Investment Income/ (Loss), Net	Investment Income/ (Loss), Excluding Waivers and Expense Reduction	Portfolio Turnover Rate
Equity Index Fund

GS2 Class
2009(2)	$6.36	$0.07	#	$0.13	$(0.17)	$—	$—		$6.39	3.19%	$52,413	0.22%	0.22%	0.24%	2.39%	2.37%	1%
2008	10.57	0.18	#	(4.06)	(0.24)	(0.09)	—		6.36	(37.32)	49,472	0.21	0.21	0.22	2.11	2.10	5
2007	11.08	0.20	#	0.39	(0.32)	(0.78)	—		10.57	5.19	81,104	0.22	0.22	0.22	1.77	1.77	5
2006	9.96	0.18	#	1.33	(0.28)	(0.11)	—		11.08	15.37	74,634	0.23	0.23	0.23	1.74	1.74	5
2005	9.78	0.16	#	0.30	(0.24)	(0.04)	—		9.96	4.80	62,214	0.23	0.23	0.24	1.63	1.62	6
2004	9.08	0.16	#	0.81	(0.27)	—	—	†	9.78	10.77	36,148	0.25	0.25	0.23	1.75	1.77	2
GS4 Class
2009(2)	$11.70	$0.12	#	$0.23	$(0.16)	$—	$—		$11.89	3.04%	$259,535	0.37%	0.37%	0.44%	2.24%	2.17%	1%
2008	19.07	0.31	#	(7.37)	(0.22)	(0.09)	—		11.70	(37.37)	247,077	0.37	0.37	0.42	1.95	1.90	5
2007	19.17	0.32	#	0.64	(0.28)	(0.78)	—		19.07	4.95	429,423	0.39	0.39	0.42	1.59	1.56	5
2006	16.97	0.28	#	2.28	(0.25)	(0.11)	—		19.17	15.19	466,429	0.40	0.40	0.43	1.57	1.54	5
2005	16.47	0.24	#	0.51	(0.21)	(0.04)	—		16.97	4.61	402,865	0.40	0.40	0.43	1.46	1.43	6
2004	15.12	0.25	#	1.35	(0.25)	—	—		16.47	10.60	417,962	0.40	0.40	0.41	1.60	1.59	2

Real Estate Securities Fund

GS4 Class
2009(2)	$5.25	$0.08	#	$(0.55)	$(0.07)	$—	$—		$4.71	(8.91)%	$86,153	1.29%	1.29%	1.33%	3.56%	3.52%	68%
2008	9.04	0.18	#	(3.80)	(0.16)	—	(0.01)		5.25	(40.35)	80,579	1.26	1.26	1.25	2.21	2.22	94
2007	12.55	0.11	#	(2.12)	(0.11)	(1.39)	—		9.04	(16.23)	96,775	1.20	1.20	1.22	0.94	0.92	119
2006(3)(4)	12.50	—	†	0.05	—	—	—		12.55	0.40	107,035	1.33	1.33	1.88	(1.16)	(1.71)	—

Value Equity Fund

GS2 Class
2009(2)	$5.52	$0.06	#	$(0.13)	$(0.17)	$—	$—		$5.28	(1.17)%	$148,315	0.69%	0.69%	0.70%	2.44%	2.43%	20%
2008	9.10	0.17	#	(3.46)	(0.22)	(0.07)	—		5.52	(36.81)	143,506	0.66	0.65	0.67	2.29	2.27	52
2007	10.62	0.18	#	(0.27)	(0.28)	(1.15)	—		9.10	(1.18)	230,436	0.69	0.69	0.69	1.70	1.70	45
2006	10.75	0.18	#	1.78	(0.28)	(1.81)	—		10.62	18.76	181,940	0.72	0.71	0.72	1.70	1.69	76
2005	11.44	0.20	#	0.65	(0.28)	(1.26)	—		10.75	7.40	156,279	0.73	0.72	0.73	1.72	1.71	54
2004	9.94	0.17	#	1.59	(0.26)	— †	—		11.44	17.83	75,123	0.75	0.74	0.74	1.64	1.64	56
GS4 Class
2009(2)	$10.53	$0.11	#	$(0.24)	$(0.16)	$—	$—		$10.24	(1.16)%	$845,907	0.85%	0.85%	0.89%	2.28%	2.24%	20%
2008	17.03	0.30	#	(6.54)	(0.19)	(0.07)	—		10.53	(36.95)	844,459	0.85	0.84	0.86	2.09	2.07	52
2007	18.65	0.29	#	(0.52)	(0.24)	(1.15)	—		17.03	(1.39)	1,407,534	0.88	0.88	0.88	1.50	1.50	45
2006	17.50	0.28	#	2.93	(0.25)	(1.81)	—		18.65	18.64	1,434,773	0.90	0.89	0.91	1.52	1.50	76
2005	17.74	0.28	#	0.99	(0.25)	(1.26)	—		17.50	7.13	1,279,940	0.90	0.89	0.93	1.53	1.49	54
2004	15.28	0.24	#	2.45	(0.23)	—	—		17.74	17.71	1,305,669	0.90	0.89	0.92	1.49	1.46	56

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	The ratio also excludes previously recaptured fees.
(2)	For the six months ended June 30, 2009. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(3)	Inception date was December 29, 2006.
(4)	Total return is not annualized. Ratios are annualized.

See Notes to Financial Statements.

											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distri- butions from Net Realized Capital Gains	Excess Distri- bution/ Return of Capital	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net	Expenses, Including Expense Reduction	Expenses, Before Waivers/ Reimburse- ments and Expense Reduction(1)	Invest- ment Income/ (Loss), Net	Investment Income/ (Loss), Excluding Waivers/ Reimburse- ments and Expense Reduction	Portfolio Turnover Rate
Growth Equity Fund

GS2 Class
2009(2)	$7.26	$0.01		$0.76	$(0.02)	$—	$—	$8.01	10.58%	$157,925	0.88%	0.87%	0.90%	0.32%	0.29%	45%
2008	12.76	0.03		(5.49)	(0.04)	—	—	7.26	(42.84)	141,138	0.87	0.86	0.87	0.26	0.25	99
2007	11.23	0.02		1.55	(0.04)	—	—	12.76	13.99	242,557	0.89	0.89	0.88	0.24	0.25	51
2006	11.18	—	†	0.05	—	—	—	11.23	0.45	179,852	0.89	0.88	0.90	0.00	(0.02)	48
2005	10.29	(0.03)		0.92	—	—	—	11.18	8.65	172,118	0.87	0.86	0.89	(0.10)	(0.13)	49
2004	9.16	—	†	1.13	—	—	—	10.29	12.34	84,177	0.87	0.86	0.89	0.01	(0.02)	56
GS4 Class
2009(2)	$11.52	$—	†	$1.22	$(0.01)	$—	$—	$12.73	10.62%	$876,612	0.97%	0.96%	1.09%	0.23%	0.10%	45%
2008	20.22	0.02		(8.70)	(0.02)	—	—	11.52	(42.92)	817,315	0.97	0.96	1.06	0.16	0.06	99
2007	17.77	0.02		2.45	(0.02)	—	—	20.22	13.90	1,488,091	1.00	1.00	1.07	0.13	0.06	51
2006	17.71	(0.02)		0.08	—	—	—	17.77	0.34	1,343,147	1.01	1.00	1.09	(0.12)	(0.21)	48
2005	16.33	(0.04)		1.42	—	—	—	17.71	8.45	1,362,599	0.99	0.98	1.08	(0.22)	(0.32)	49
2004	14.55	(0.02)		1.80	—	—	—	16.33	12.23	1,405,754	0.99	0.98	1.08	(0.11)	(0.21)	56

Small Cap Equity Fund

GS2 Class
2009(2)	$5.94	$0.01	#	$0.15	$(0.01)	$—	$—	$6.09	2.76%	$50,489	1.04%	1.04%	1.06%	0.54%	0.52%	72%
2008	9.60	0.05	#	(3.61)	(0.08)	—	(0.02)	5.94	(37.05)	48,159	1.03	1.02	1.04	0.66	0.64	147
2007	11.33	0.06	#	0.09	(0.07)	(1.81)	—	9.60	1.05	76,792	1.05	1.05	1.05	0.48	0.48	119
2006	11.40	(0.01	)#	1.32	—	(1.38)	—	11.33	11.40	66,695	1.06	1.05	1.06	(0.05)	(0.06)	86
2005	12.51	(0.01	)#	0.84	—	(1.94)	—	11.40	6.48	62,009	1.10	1.09	1.07	(0.06)	(0.04)	97
2004	11.52	(0.01)		1.74	—	(0.74)	—	12.51	15.04	28,639	1.18	1.15	1.20	(0.10)	(0.15)	148
GS4 Class
2009(2)	$8.91	$0.02	#	$0.21	$(0.01)	$—	$—	$9.13	2.59%	$289,288	1.15%	1.14%	1.26%	0.43%	0.31%	72%
2008	14.31	0.07	#	(5.39)	(0.06)	—	(0.02)	8.91	(37.19)	272,588	1.15	1.13	1.24	0.55	0.44	147
2007	16.00	0.06	#	0.11	(0.05)	(1.81)	—	14.31	0.87	466,522	1.18	1.18	1.25	0.34	0.27	119
2006	15.61	(0.03	)#	1.80	—	(1.38)	—	16.00	11.27	486,358	1.21	1.20	1.25	(0.20)	(0.25)	86
2005	16.48	(0.03	)#	1.10	—	(1.94)	—	15.61	6.37	463,367	1.22	1.21	1.27	(0.19)	(0.26)	97
2004	14.99	(0.02)		2.25	—	(0.74)	—	16.48	14.89	432,763	1.25	1.22	1.37	(0.16)	(0.31)	148

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	The ratio also excludes previously recaptured fees.
(2)	For the six months ended June 30, 2009. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

For a Share Outstanding For the Years Ended December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Return of Capital	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net	Expenses, Including Expense Reduction	Expenses, Before Waivers and Expense Reduction(1)	Investment Income, Net	Investment Income/ (Loss), Excluding Waivers and Expense Reduction	Portfolio Turnover Rate
International Equity Fund

GS2 Class
2009(2)	$7.32	$0.12	#	$0.53	$(0.07)	$— †	$—	$7.90	9.02%	$200,479	0.94%	0.94%	1.17%	3.47%	3.24%	34%
2008	14.61	0.34	#	(6.89)	(0.39)	(0.35)	—	7.32	(44.72)	193,281	0.94	0.93	1.08	2.92	2.77	88
2007	15.80	0.26	#	1.79	(0.27)	(2.97)	—	14.61	13.21	279,652	0.96	0.96	1.07	1.55	1.44	66
2006	14.71	0.25		3.23	(0.35)	(2.04)	—	15.80	23.78	199,989	0.97	0.96	1.10	1.60	1.46	26
2005	12.93	0.29		1.99	(0.30)	(0.20)	—	14.71	17.66	176,819	0.97	0.95	1.12	1.59	1.43	30
2004	11.06	0.16		1.93	(0.22)	—	—	12.93	18.93	87,300	0.97	0.95	1.13	1.32	1.14	33
GS4 Class
2009(2)	$9.38	$0.15	#	$0.68	$(0.07)	$— †	$—	$10.14	8.90%	$966,997	1.12%	1.12%	1.36%	3.37%	3.13%	34%
2008	18.32	0.40	#	(8.63)	(0.36)	(0.35)	—	9.38	(44.81)	873,618	1.12	1.11	1.28	2.73	2.56	88
2007	19.09	0.28	#	2.16	(0.24)	(2.97)	—	18.32	12.96	1,400,548	1.14	1.14	1.27	1.38	1.25	66
2006	17.37	0.26		3.82	(0.32)	(2.04)	—	19.09	23.58	1,254,839	1.15	1.14	1.29	1.43	1.28	26
2005	15.20	0.23		2.41	(0.27)	(0.20)	—	17.37	17.39	1,120,234	1.15	1.13	1.31	1.42	1.24	30
2004	12.96	0.17		2.26	(0.19)	—	—	15.20	18.80	1,072,556	1.15	1.13	1.31	1.22	1.04	33

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	The ratio also excludes previously recaptured fees.
(2)	For the six months ended June 30, 2009. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. DESCRIPTION OF THE FUNDS

GuideStone Funds (the “Trust”) was organized as a Delaware statutory trust on March 2, 2000. The Trust has established twenty-five series (each, a “Fund” and together, the “Funds”). Each Fund is a diversified, open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The MyDestination 2005, MyDestination 2015, MyDestination 2025, MyDestination 2035 and MyDestination 2045 Funds, are each referred to as a “Date Target Fund” and together as the “Date Target Funds,” commenced operations on December 29, 2006. The Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund, Aggressive Allocation Fund, Conservative Allocation Fund I, Balanced Allocation Fund I, Growth Allocation Fund I and Aggressive Allocation Fund I, are each referred to as an “Asset Allocation Fund” and together as the “Asset Allocation Funds.” The remaining Funds are each referred to as a “Select Fund” and are together referred to as the “Select Funds.” The Low-Duration Bond Fund, Medium-Duration Bond Fund, Extended-Duration Bond Fund, Inflation Protected Bond Fund and Global Bond Fund are together referred to as the “Bond Funds.” The Equity Index Fund, Real Estate Securities Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund and International Equity Fund are together referred to as the “Equity Funds.” The Money Market Fund is referred to as the “Money Market Fund.” The Inflation Protected Bond Fund commenced operations as a registered investment company on June 25, 2009.

There are two classes of shares issued by the Funds — the GS2 Class and the GS4 Class (each, a “Class” and together the “Classes”), except for the Date Target Funds, the Inflation Protected Bond Fund, the Global Bond Fund, and the Real Estate Securities Fund, which issued the GS4 Class only. The Conservative Allocation Fund I, Balanced Allocation Fund I, Growth Allocation Fund I and Aggressive Allocation Fund I issued the GS2 Class only. All Classes of shares have identical voting, dividend and liquidation rights. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each Class of shares based upon its relative net assets. The distribution fee (expense specific to the GS6 Class) ceased with the elimination of the GS6 Class.

Prior to April 30, 2009, GS6 Class shares of the Funds were also available. On April 30, 2009, shares of the GS6 Class of each Fund were exchanged at each Fund’s applicable net asset value for equivalent shares of the GS4 Class of the same Fund, and the GS6 Class was terminated effective May 1, 2009.

Each Fund is a separate mutual fund with its own investment objective, strategies and risks. The Select Funds invest directly in particular types of fixed-income obligations, stocks and other investments. The Asset Allocation and Date Target Funds primarily invest in a different mix of the Select Funds to meet a specified investment strategy. The Asset Allocation and Date Target Funds are commonly referred to as “Fund of Funds”.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America which require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

a. Valuation of Securities

The Funds (except the Money Market Fund) each value securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale or official close price, at the closing bid price. Securities which are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time when the foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined through procedures established by or under the direction of the Board of Trustees of the Trust (the “Board of Trustees”). Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price. Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and asked prices available. Asset-backed and mortgage-backed securities are valued at the last bid price. Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price. Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and asked prices; those maturing in 60 days or less are valued at amortized cost. Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded. Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market. Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty. To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. Certain fixed-income securities are valued by the sub-adviser using various methodologies. Due to excessive volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, a Valuation Committee meeting may be called. The Trust uses Interactive Data (“ID”) as a third party fair valuation vendor. ID provides a fair value for foreign equity securities held by the Trust based on certain factors and methodologies applied by ID in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with, and approved by, the Trustees. Such methodologies generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. As part of the valuation procedures, a “confidence interval” is used, when the threshold is exceeded, to determine the level of correlation between the value of a foreign equity security and movements in the U.S. market before a particular security will be fair valued. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Trust will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by ID.

The Money Market Fund uses the amortized cost method, which approximates market value, to determine the value of its portfolio securities.

The Asset Allocation and Date Target Funds value their investments in the underlying Select Funds daily at the closing net asset value of each respective Select Fund.

The Funds have adopted the provisions of the Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows:

Level 1	–	quoted prices in active markets for identical securities.

Level 2	–	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3	–	prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Schedules of Investments for each respective fund.

b. Repurchase Agreements

Each Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. It is the Fund’s policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund’s custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

c. Derivative Financial Instruments

The Funds may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The Funds, in their normal course of business, may enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ exposure may include future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Financial Futures Contracts — The Funds (except the Money Market Fund) may purchase or sell financial futures contracts and the options on such futures contracts for the purpose of hedging risk on existing securities, demonstrating purchase of securities or gaining market exposure on cash balances. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected.

Pursuant to the contract, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such payments or receipts are known as variation margin and are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Options — Certain Funds are authorized to write and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party and that party’s ability to perform. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Options purchased are recorded as an asset, and written options are recorded as liabilities to the extent of premiums paid or received. Each Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed-rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the amounts reported in the Statement of Assets and Liabilities, associated with both option contracts and swap contracts. The Funds bear the market risk arising from any change in index values or interest rates.

Forward Foreign Exchange Contracts — Certain Funds may enter into forward foreign currency exchange contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Foreign Currency Options and Futures — The International Equity Fund, Small Cap Equity Fund and the Bond Funds may also enter into futures contracts on foreign currencies and related options on transactions as a short or long hedge against possible variations in foreign exchange rates.

TBAs — The Bond Funds and the Small Cap Equity Fund may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBAs are valued at the current market value of the underlying securities, according to the procedures described in the section entitled “Valuation of Securities”.

Mortgage-Backed Securities — Investments in securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be difficult. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

Dollar Rolls — During the period ended June 30, 2009, the Trust entered into dollar roll transactions, pursuant to which they sell a mortgage-backed TBA or security and simultaneously purchase a similar, but not identical, TBA with the same issuer, rate and terms. The Funds may execute a “roll” to obtain better underlying mortgage securities or to increase yield. The Funds account for dollar roll transactions as purchases and sales, which has the effect of increasing their portfolio turnover rates. Risks associated with dollar rolls are that actual mortgages received by the Funds may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts.

Swap Agreements — Each Select Fund may enter into swap agreements. The Equity Funds may enter into equity swap contracts and the Bond Funds and the Small Cap Equity Fund may enter into interest rate and credit default swaps. The Bond Funds and International Equity Fund may enter into cross-currency swaps, and each Select Fund may enter into total return swaps.

Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of a Fund’s portfolio, to protect a Fund’s value from changes in interest rates, to expose a Fund to a different security or market, or to help a Fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a Fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that the counterparty will not fulfill its obligation under the agreement). Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements, securities are set aside as collateral by the Fund’s custodian.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by the Fund’s sub-adviser.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Certain of the Fund’s derivative agreements contain provisions that require the Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over one-month, three-month and 12-month periods. If the Fund were to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. For the period ended June 30, 2009, the Fund did maintain the required level of net assets and/or the NAV of the Fund did not decline below the limits set forth in the derivative agreements.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swaps — Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Any upfront payments made or received upon entering a credit default swap contract is treated as part of the cost and is reflected as part of the unrealized gain (loss) on valuation. Upon termination of the swap contract, the amount included in the cost is reversed and becomes part of the swap’s realized gain (loss).

Credit default swaps are carried at their estimated fair value, as determined in good faith by the Board of Trustees. In determining fair value, the Board of Trustees considers the value provided by the counterparty as well as the use of a proprietary model. In addition to credit quality, the sub-advisors monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of its ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a credit default swap increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. Any current or future declines in the fair value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. The change in value is recorded within unrealized appreciation (depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain (loss) is recorded.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps involve greater risks than if the Funds had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to liquidity risk and counterparty credit risk. The Funds enter into credit default swaps with counterparties meeting defined criteria for financial strength. A buyer also may lose its investment and recover nothing should a credit event not occur. If a credit event did occur, the value of the reference obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value.

Cross-Currency Swap Agreements — Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements — Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements — Total return swap agreements on commodities involve commitments where exchanged cash flows based on the price of a commodity and in return receives either fixed or determined by floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Financial Accounting Standards Board (“FASB”) Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45” (the “Position”). The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the Position and incorporated for the current period as part of the Notes to the Schedules of Investments and disclosures within Footnote 2(c), Swap Agreements.

As of June 30, 2009, the Low-Duration Bond Fund and the Medium-Duration Bond Fund are the buyer (“receiving protection”) on a total notional amount of $30,606,881 and $7,670,050,400, respectively, and Medium Duration Bond Fund is the seller (“providing protection”) on a total notional amount of $10,400,000. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Funds could be required to make if the Funds were the seller of protection and a credit event were to occur. Those credit default swaps for which the Funds are providing protection at balance sheet date are summarized as follows:

	Single Name Credit Default Swaps		Credit Default Swap Index		Total
Reference Asset	Corporate Debt	Sovereign Debt	Asset-Backed Securities	Corporate Debt

Medium-Duration Bond
Fair value of written credit derivatives	$(2,137,324)	$(59,170)	$(749,119)	$—	$(2,945,613)
Maximum potential amount of future payments	(8,400,000)	(1,000,000)	(1,000,000)	—	(10,400,000)
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)	—	—	—	—	—
Collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of triggering event	—	—	—	—	—

The credit spread disclosed below for each referenced obligation where the Funds are the seller of protection is a representation of the current payment/performance risk of the swap.

	Maximum Potential Amount of Futures Payments by Contract Term
Current credit spread on underlying (in basis points)	0-6 Months	6-12 Months	1-5 Years	5-10 Years	More Than 10 Years	Total

Medium-Duration Bond Fund

0 - 100	$—	$—	$—	$—	$—	$—
101 - 250	—	—	—	1,000,000	—	1,000,000
251 - 500	—	—	—	—	1,000,000	1,000,000
501 - 1,000	—	—	—	8,400,000	—	8,400,000
Greater than 1,000	—	—	—	—	—	—

Total	$—	$—	$—	$9,400,000	$1,000,000	$10,400,000

Derivative Holdings Categorized by Risk Exposure

The FASB recently adopted Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). The new standard requires all companies to disclose information intended to enable financial statement users to understand how and why the entity uses derivative instruments, how derivatives are accounted for under FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, and how derivative instruments affect the entity’s financial position, results of operations, and cash flows. The new standard is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Funds have adopted the provisions of FAS 161 as of the beginning of the current fiscal year.

Location on the Statements of Assets and Liabilities
Derivative Type	Asset Derivatives	Liability Derivatives
Interest rate contracts	Investments in securities of unaffiliated issuers,	Options written at value
at value
	Receivables: Variation margin	Payables: Variation margin
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements
Foreign exchange contracts	Investments in securities of unaffiliated issuers,	Options written at value
at value
	Unrealized appreciation on foreign currency	Unrealized depreciation on foreign currency
	exchange contracts	exchange contracts
Credit contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements
Equity contracts	Receivables: Variation margin	Payables: Variation margin

	Asset Derivative Value
Fund	Total Value at June 30, 2009	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2005 Fund	$(8,578)	$—	$—	$—	$(8,578)
MyDestination 2015 Fund	(27,266)	—	—	—	(27,266)
MyDestination 2025 Fund	(1,563)	—	—	—	(1,563)
MyDestination 2035 Fund	2,751	—	—	—	2,751
MyDestination 2045 Fund	(7,480)	—	—	—	(7,480)
Conservative Allocation Fund	(27,130)	—	—	—	(27,130)
Balanced Allocation Fund	(253,292)	—	—	—	(253,292)
Growth Allocation Fund	(80,297)	—	—	—	(80,297)
Aggressive Allocation Fund	(357,443)	—	—	—	(357,443)
Conservative Allocation Fund I	(5,401)	—	—	—	(5,401)
Balanced Allocation Fund I	(55,349)	—	—	—	(55,349)
Growth Allocation Fund I	(10,856)	—	—	—	(10,856)
Aggressive Allocation Fund I	(55,652)	—	—	—	(55,652)
Low-Duration Bond Fund	7,280,770	2,657,726	323,185	4,299,859	—
Medium-Duration Bond Fund	5,921,699	4,615,109	272,559	1,034,031	—
Inflation Protected Bond Fund	(1,628)	(1,628)	—	—	—
Global Bond Fund	958,553	(55,190)	1,013,743	—	—
Equity Index Fund	(180,787)	—	—	—	(180,787)
Real Estate Securities Fund	(115,310)	—	—	—	(115,310)
Value Equity Fund	(785,520)	—	—	—	(785,520)
Growth Equity Fund	265,904	—	—	—	265,904
Small Cap Equity Fund	(1,612,978)	46,175	—	—	(1,659,153)
International Equity Fund	377,318	—	522,825	—	(145,507)

	Liability Derivative Value
Low-Duration Bond Fund	$627,559	$175,518	$450,886	$1,155	$—
Medium-Duration Bond Fund	4,097,327	355,863	754,512	2,986,952	—
Inflation Protected Bond Fund	(552)	(552)	—	—	—
Global Bond Fund	1,184,564	—	1,184,564	—	—
Small Cap Equity Fund	43,415	30,335	13,080	—	—
International Equity Fund	342,104	—	374,904	—	(32,800)

Derivative Type	Location on the Statements of Operations
Interest rate contracts	Net realized gain (loss) from: Futures transactions
Net realized gain (loss) from: Swap agreements
Net realized gain (loss) from: Option contracts written
Net realized gain (loss) from: Option contracts purchased
Net change in unrealized appreciation (depreciation) on: Futures
Net change in unrealized appreciation (depreciation) on: Swap agreements
Net change in unrealized appreciation (depreciation) on: Option contracts written
Net change in unrealized appreciation (depreciation) on: Option contracts purchased
Foreign exchange contracts	Net realized gain (loss) from: Foreign currency transactions
Net realized gain (loss) from: Option contracts purchased
Net change in unrealized appreciation (depreciation) on: Foreign currency transactions
Net change in unrealized appreciation (depreciation) on: Option contracts written
Credit contracts	Net realized gain (loss) from: Swap agreements
Net change in unrealized appreciation (depreciation) on: Swap agreements
Equity contracts	Net realized gain (loss) from: Futures transactions
Net change in unrealized appreciation (depreciation) on: Futures

	Realized Gain (Loss) on Derivatives Recognized in Income
Fund	Total Value at June 30, 2009	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2005 Fund	$(44,606)	$—	$—	$—	$(44,606)
MyDestination 2015 Fund	67,152	—	—	—	67,152
MyDestination 2025 Fund	96,871	—	—	—	96,871
MyDestination 2035 Fund	68,807	—	—	—	68,807
MyDestination 2045 Fund	69,015	—	—	—	69,015
Conservative Allocation Fund	(694,060)	—	—	—	(694,060)
Balanced Allocation Fund	(244,764)	—	—	—	(244,764)
Growth Allocation Fund	(408,552)	—	—	—	(408,552)
Aggressive Allocation Fund	769,240	—	—	—	769,240
Conservative Allocation Fund I	(12,377)	—	—	—	(12,377)
Balanced Allocation Fund I	(409,247)	—	—	—	(409,247)
Growth Allocation Fund I	(29,040)	—	—	—	(29,040)
Aggressive Allocation Fund I	89,548	—	—	—	89,548
Low-Duration Bond Fund	7,944,362	7,709,880	(1,484,718)	1,719,200	—
Medium-Duration Bond Fund	11,533,917	7,130,076	(268,183)	4,672,024	—
Inflation Protected Bond Fund	—	—	—	—	—
Global Bond Fund	1,438,942	233,133	1,205,809	—	—
Equity Index Fund	619,396	—	—	—	619,396
Real Estate Securities Fund	897,029	—	—	—	897,029
Value Equity Fund	4,734,204	—	—	—	4,734,204
Growth Equity Fund	2,231,185	—	—	—	2,231,185
Small Cap Equity Fund	5,437,045	(79,642)	2,829	—	5,513,858
International Equity Fund	3,135,047	—	456,588	—	2,678,459

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Fund	Total Value at June 30, 2009	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2005 Fund	$(25,126)	$—	$—	$—	$(25,126)
MyDestination 2015 Fund	(61,115)	—	—	—	(61,115)
MyDestination 2025 Fund	(28,201)	—	—	—	(28,201)
MyDestination 2035 Fund	(13,136)	—	—	—	(13,136)
MyDestination 2045 Fund	(19,114)	—	—	—	(19,114)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Fund	Total Value at June 30, 2009	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Conservative Allocation Fund	$(53,636)	$—	$—	$—	$(53,636)
Balanced Allocation Fund	(269,089)	—	—	—	(269,089)
Growth Allocation Fund	(227,849)	—	—	—	(227,849)
Aggressive Allocation Fund	(494,872)	—	—	—	(494,872)
Conservative Allocation Fund I	(18,075)	—	—	—	(18,075)
Balanced Allocation Fund I	(99,221)	—	—	—	(99,221)
Growth Allocation Fund I	(57,828)	—	—	—	(57,828)
Aggressive Allocation Fund I	(67,892)	—	—	—	(67,892)
Low-Duration Bond Fund	(159,430)	1,366,486	490,167	(2,016,083)	—
Medium-Duration Bond Fund	6,083,611	9,118,608	1,839,660	(4,874,657)	—
Inflation Protected Bond Fund	(1,076)	(1,076)	—	—	—
Global Bond Fund	(1,499,548)	(129,025)	(1,370,523)	—	—
Equity Index Fund	(472,450)	—	—	—	(472,450)
Real Estate Securities Fund	(353,615)	—	—	—	(353,615)
Value Equity Fund	(1,273,398)	—	—	—	(1,273,398)
Growth Equity Fund	(753,514)	—	—	—	(753,514)
Small Cap Equity Fund	(4,266,579)	(115,819)	(5,252)	—	(4,145,508)
International Equity Fund	(835,928)	—	(180,378)	—	(655,550)
d. Foreign Currency Translations

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

e. Dividends and Distributions to Shareholders

Dividends from net investment income for the Money Market Fund are declared daily and paid monthly. Dividends from net investment income for the Bond Funds are declared and paid monthly. Dividends from net investment income, if any, for the Equity Index Fund, Real Estate Securities Fund, Value Equity Fund and Growth Equity Fund are declared and paid semi-annually. Dividends from net investment income, if any, for the Small Cap Equity Fund, International Equity Fund, the Asset Allocation Funds and the Date Target Funds are declared and paid annually. Net realized capital gains, if any, will be distributed at least annually by each of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

f. Security Transactions, Income and Realized Gains and Losses

Security transactions are accounted for on the date securities are purchased or sold (the trade date). Dividend income is recognized on the ex-dividend date and interest income is accrued daily, including the amortization of market premium and the accretion of market discount. Realized gains and losses from security transactions are on an identified cost basis.

g. Expenses

Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds are generally allocated to each Fund in proportion to their relative net assets. Each Class of shares bears its pro-rata portion of expenses attributable to its Class, except that each Class separately bears expenses related specifically to that Class, such as printing, registration, transfer agent, shareholder servicing and distribution fees.

h. REITs

The Real Estate Securities Fund invests substantial assets in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general.

Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

i. Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by cash equivalents deposited in an account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs.

The Equity Funds may sell short exchange-listed equity futures contracts to reduce market exposure. The Date Target Funds, Asset Allocation Funds, Bond Funds and Small Cap Equity Fund may sell short U.S. Treasury securities and exchange-listed U.S. Treasury futures contracts to reduce market exposure. The Low-Duration Bond, Medium-Duration Bond and Small Cap Equity Funds will occasionally enter into a short sale to initiate a dollar roll transaction. The International Equity Fund may establish short positions in stocks of foreign companies with a market value of up to 5% of the Fund’s assets.

At June 30, 2009, the value of securities sold short in the Low-Duration Bond Fund, the Medium-Duration Bond Fund and the International Equity Fund amounted to $40,508,433, $994,062 and $19,441,034, respectively.

j. Loan Participations

Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Bond Funds and the Small Cap Equity Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary.

The Bond Funds and the Small Cap Equity Fund invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a. Investment Advisory Fees

Pursuant to a separate investment advisory agreement, GuideStone Capital Management (“GSCM” or “Adviser”) acts as the Adviser to the Funds. As Adviser, it supervises the investments of the Funds and for such services is paid a fee. GSCM and the Trust have entered into sub-advisory agreements with various sub-advisers to manage each Select Fund’s investments. Under the general supervision of GSCM, the sub-advisers make the day-to-day investment decisions for the Select Funds, and for such services, each sub-adviser receives a fee from the Funds.

The advisory fees paid to GSCM and aggregate sub-advisory fees paid to the sub-advisers, listed at the end of this report, are computed daily based upon the net assets of each Fund. The actual advisory fees accrued and the sub-advisory fees accrued during the six months ended June 30, 2009, based upon average daily net assets, were as follows:

Fund	Advisory Fees	Sub-Adviser Fees
MyDestination 2005	0.10%	—
MyDestination 2015	0.10%	—
MyDestination 2025	0.10%	—
MyDestination 2035	0.10%	—
MyDestination 2045	0.10%	—
Conservative Allocation	0.10%	—
Balanced Allocation	0.10%	—
Growth Allocation	0.10%	—
Aggressive Allocation	0.10%	—
Conservative Allocation I	0.10%	—
Balanced Allocation I	0.10%	—
Growth Allocation I	0.10%	—
Aggressive Allocation I	0.10%	—
Money Market	0.09%	0.07%
Low-Duration Bond	0.13%	0.22%
Medium-Duration Bond	0.21%	0.21%
Extended-Duration Bond	0.25%	0.22%
Inflation Protected Bond	0.20%	0.12%
Global Bond	0.21%	0.26%
Equity Index	0.13%	0.03%
Real Estate Securities	0.28%	0.65%
Value Equity	0.40%	0.25%
Growth Equity	0.45%	0.40%
Small Cap Equity	0.27%	0.67%
International Equity	0.47%	0.50%

For the six months ended June 30, 2009, advisory fees (excluding sub-advisory fees) and waivers for each Fund were as follows:

	Gross Advisory Fee	Waiver/ Reimbursements	Net Advisory Fee (Reimbursement)
MyDestination 2005	$25,496	$(27,342)	$(1,846)
MyDestination 2015	73,934	(1,864)	72,070
MyDestination 2025	51,031	(7,682)	43,349
MyDestination 2035	20,833	(31,851)	(11,018)
MyDestination 2045	11,067	(39,941)	(28,874)
Conservative Allocation	124,674	(51,637)	73,037
Balanced Allocation	442,510	(65,588)	376,922
Growth Allocation	319,671	(66,540)	253,131
Aggressive Allocation	264,806	(66,979)	197,827

	Gross Advisory Fee	Waiver/ Reimbursements	Net Advisory Fee (Reimbursement)
Conservative Allocation I	$26,851	$(23,669)	$3,182
Balanced Allocation I	125,696	—	125,696
Growth Allocation I	78,131	(5,114)	73,017
Aggressive Allocation I	52,227	(13,977)	38,250
Money Market	526,232	3,349	529,581
Low-Duration Bond	394,812	(296,673)	98,139
Medium-Duration Bond	860,152	(421,586)	438,567
Extended-Duration Bond	485,857	(77,579)	408,279
Inflation Protected Bond	1,503	(1,747)	(244)
Global Bond	175,352	(11,448)	163,904
Equity Index	183,229	(92,757)	90,472
Real Estate Securities	103,567	(14,501)	89,066
Value Equity	1,851,829	(184,919)	1,666,909
Growth Equity	2,201,729	(524,794)	1,676,935
Small Cap Equity	420,084	(142,101)	277,982
International Equity	2,451,315	(1,262,053)	1,189,261

b. Distribution and Shareholder Servicing Fees

The Board of Trustees has adopted a Shareholder Service Plan for the GS4 Class of each Select Fund pursuant to Rule 12b-1 under the 1940 Act (“12b-1 Plan”).

Under this Plan, the GS4 Class of each Select Fund is authorized to pay fees to parties that provide services for and maintain shareholder accounts. The GS4 Class of each Select Fund is authorized to pay service fees of 0.19% of average daily net assets.

Under the 12b-1 Plan, the assets of each Select Fund may be used to compensate GuideStone Financial Resources, the Underwriter or others for certain expenses relating to the distribution of shares of the Funds to investors. With the merger of the GS6 Class into the GS4 Class to terminate the GS6 Class, the Plan was no longer in effect as of May 1, 2009.

c. Expense Limitation

GSCM has agreed, through April 30, 2010, to waive fees and reimburse expenses of the GS2 Class and GS4 Class of each Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceed, in the aggregate, the annual percentage rate of each Class’s average daily net assets as follows:

Fund	GS2 Class	GS4 Class
MyDestination 2005	NA	0.20%
MyDestination 2015	NA	0.20%
MyDestination 2025	NA	0.20%
MyDestination 2035	NA	0.20%
MyDestination 2045	NA	0.20%
Conservative Allocation	NA	0.12%
Balanced Allocation	NA	0.12%
Growth Allocation	NA	0.12%
Aggressive Allocation	NA	0.12%
Conservative Allocation I	0.15%	NA
Balanced Allocation I	0.15%	NA
Growth Allocation I	0.15%	NA
Aggressive Allocation I	0.15%	NA
Money Market	0.20%	0.39%
Low-Duration Bond	0.36%	0.52%
Medium-Duration Bond	0.48%	0.58%

Fund	GS2 Class	GS4 Class
Extended-Duration Bond	0.63%	0.69%
Inflation Protected Bond	NA	0.67%
Global Bond	NA	1.02%
Equity Index	0.23%	0.37%
Real Estate Securities	NA	1.29%
Value Equity	0.74%	0.85%
Growth Equity	0.88%	0.97%
Small Cap Equity	1.12%	1.15%
International Equity	0.94%	1.12%

Each Fund in turn agrees to reimburse GSCM for any operating expenses in excess of the expense limitation paid, waived or assumed by GSCM for that Fund during the limitation period, provided GSCM would not be entitled to reimbursement for any amount that would cause operating expenses to exceed the expense limitation during the year in which the reimbursement would be made, and provided further that no amount will be reimbursed by the Fund more than three years after the year in which it was incurred or waived by GSCM.

At June 30, 2009, the amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

	GS2 Class	GS4 Class
MyDestination 2005	NA	$150,311
MyDestination 2015	NA	NA
MyDestination 2025	NA	79,235
MyDestination 2035	NA	187,198
MyDestination 2045	NA	205,962
Conservative Allocation	NA	414,405
Balanced Allocation	NA	304,256
Growth Allocation	NA	313,156
Aggressive Allocation	NA	331,593
Conservative Allocation I	$182,395	NA
Balanced Allocation I	NA	NA
Growth Allocation I	36,780	NA
Aggressive Allocation I	70,439	NA
Money Market	NA	NA
Low-Duration Bond	154,275	1,582,232
Medium-Duration Bond	10,015	2,497,771
Extended-Duration Bond	NA	298,809
Inflation Protected Bond	NA	1,747
Global Bond	NA	NA
Equity Index	1,732	475,123
Real Estate Securities	NA	10,293
Value Equity	NA	410,908
Growth Equity	7,348	3,546,334
Small Cap Equity	NA	987,943
International Equity	1,115,748	6,366,809

d. Brokerage Service and Other Arrangements

The Adviser directs the sub-advisers to place security trades with designated brokers who have agreed to pay certain custody, transfer agency or other operating expenses through the use of Brokerage Service Arrangements on behalf of the Equity Funds.

Fund	Expenses Paid Through Brokerage Service Arrangements
Value Equity	$18,141
Growth Equity	31,644
Small Cap Equity	9,727
International Equity	22,753

e. Administrator, Transfer Agent and Distributor

Certain employees of PNC Global Investment Servicing (U.S.), Inc. (“PNC”), an indirect, wholly-owned subsidiary of The PNC Financial Services Group, Inc., are officers of the Funds. PNC serves as Administrator and Transfer Agent of the Funds.

For its services as Administrator, PNC is entitled to receive fees, computed daily and paid monthly, based upon the average daily net assets of each Fund. The fees, excluding out of pocket expenses, currently range between 0.004% and 0.02% of average daily net assets. For its services as Transfer Agent, PNC receives a fee based mainly upon the number of accounts serviced. Certain minimum fees and transaction charges may apply. For the six months ended June 30, 2009, PNC received $1,270,602 in aggregate fees and expenses for services rendered under the various agreements described above.

PFPC Distributors, Inc. (“PDI”), also an indirect, wholly-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Underwriter for the Funds. The Funds do not pay any fees to PDI in its capacity as Underwriter. The fees are paid by GSCM.

4. SECURITIES LENDING

Through an agreement with The Northern Trust Company (“Northern Trust”) (the Funds’ custodian) the Select Funds may lend portfolio securities to certain brokers, dealers and other financial institutions that pay the Select Funds a negotiated fee. The Select Funds receive cash or U.S. government securities as collateral against the loaned securities in an amount at least equal to the market value of the loaned securities. The Funds continue to own the loaned securities and the securities remain in the investment portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Cash collateral has been invested in a short-term money market fund of Northern Trust, an affiliate of the Funds, that invests in securities that satisfy the quality requirements of Rule 2a-7 and have short maturities. At June 30, 2009, the market values of loaned securities and collateral received were as follows:

Fund	Value of Securities Loaned	Value of Cash Collateral	Value of Non-cash Collateral	Total Value of Collateral
Money Market	$11,966,507	$12,249,000	$—	$12,249,000
Low-Duration Bond	30,458,566	32,032,492	—	32,032,492
Medium-Duration Bond	46,488,755	39,184,485	238,958	39,423,443
Extended-Duration Bond	14,386,908	15,327,188	—	15,327,188
Global Bond	13,960,546	13,075,144	56	13,075,200
Equity Index	19,589,472	20,248,889	—	20,248,889
Real Estate Securities	25,100,439	25,654,407	—	25,654,407
Value Equity	65,380,895	71,083,280	451,347	71,534,627
Growth Equity	92,782,069	93,789,900	—	93,789,900
Small Cap Equity	57,383,086	60,576,786	4,773	60,581,559
International Equity	96,965,539	96,658,606	1,344,964	98,003,570

5. 10% SHAREHOLDERS

The Date Target and Asset Allocation Funds do not invest in the underlying Select Funds for the purpose of exercising management or control; however, investments made by each Date Target and Asset Allocation Fund within each of its principal investment strategies may represent a significant portion of an underlying Select Fund’s net assets. At June 30, 2009, the Asset Allocation Funds were the owner of record of the following approximate percentages of the total outstanding shares of the underlying Select Funds as detailed below:

Fund	Low- Duration Bond	Medium- Duration Bond	Extended- Duration Bond	Inflation Protected Bond	Global Bond	Equity Index	Real Estate Securities	Value Equity	Growth Equity	Small Cap Equity	International Equity
MyDestination 2005	1.46%	0.99%	0.12%	11.72%	0.75%	0.38%	2.40%	0.57%	0.58%	0.51%	0.56%
MyDestination 2015	1.63	1.98	1.51	21.98	6.04	1.36	11.21	2.35	2.34	2.08	2.28
MyDestination 2025	—	0.89	1.75	—	6.55	1.13	9.55	2.02	20.34	2.20	2.02
MyDestination 2035	—	0.13	0.19	—	1.55	0.56	4.35	1.02	1.03	1.25	1.05
MyDestination 2045	—	—	—	—	—	0.39	3.29	0.59	0.59	0.77	0.61
Conservative Allocation	22.81	—	—	53.92	—	1.09	—	1.57	1.57	1.22	1.53
Balanced Allocation	21.45	—	17.42	—	36.74	1.09	—	11.80	11.93	8.49	12.37
Growth Allocation	7.78	19.99	6.39	—	13.47	8.83	—	12.73	12.69	9.22	13.33
Aggressive Allocation	—	7.19	—	—	—	10.12	—	14.06	14.28	10.67	14.71
Conservative Allocation I	7.60	—	—	12.01	—	0.45	—	0.68	0.56	0.41	0.44
Balanced Allocation I	9.14	9.95	10.58	—	10.53	4.02	—	6.55	5.43	3.65	4.55
Growth Allocation I	2.85	3.07	3.33	—	3.31	4.05	—	6.07	4.96	3.40	4.21
Aggressive Allocation I	—	—	—	—	—	3.62	—	5.39	4.48	3.17	3.73

6. INVESTMENT TRANSACTIONS

For the period ended June 30, 2009, the cost of purchases and proceeds from sales and maturities for each Fund were as follows:

	Cost of Purchases and Proceeds from Sales and Maturities of Long-Term Securities (other than U.S. Government Obligations)		Cost of Purchases and Proceeds from Sales and Maturities of Long-Term U.S. Government Obligations
	Purchases	Sale and Maturity Proceeds	Purchases	Sale and Maturity Proceeds
MyDestination 2005	$15,778,617	$15,839,616	$3,459,787	$2,922,949
MyDestination 2015	34,798,613	26,582,496	4,225,213	3,394,877
MyDestination 2025	18,517,300	7,129,115	2,468,377	2,035,556
MyDestination 2035	9,536,600	394,000	478,319	414,895
MyDestination 2045	9,058,250	1,123,500	—	—
Conservative Allocation	47,700,000	66,400,000	8,676,011	3,341,624
Balanced Allocation	44,600,000	75,500,000	37,243,092	23,461,264
Growth Allocation	23,300,000	42,500,000	18,618,016	13,474,286
Aggressive Allocation	6,600,000	9,050,000	—	—
Conservative Allocation I	11,492,000	13,160,000	1,619,413	834,509
Balanced Allocation I	17,720,000	21,836,000	8,313,535	5,448,101
Growth Allocation I	9,596,000	10,348,000	3,993,995	3,099,512
Aggressive Allocation I	3,662,000	3,362,000	—	—
Low-Duration Bond	218,228,854	206,699,246	1,198,485,779	1,343,364,611
Medium-Duration Bond	105,379,912	174,297,304	2,518,676,240	2,754,676,404
Extended-Duration Bond	61,934,910	102,278,426	2,246,663	2,246,892
Inflation Protected Bond	—	—	61,063,382	2,312,556
Global Bond	18,900,792	19,746,076	76,470,015	83,956,868
Equity Index	14,527,497	3,657,576	—	—
Real Estate Securities	60,084,238	47,967,413	—	—
Value Equity	183,195,206	173,181,779	—	—
Growth Equity	420,743,722	412,022,615	—	—

	Cost of Purchases and Proceeds from Sales and Maturities of Long-Term Securities (other than U.S. Government Obligations)		Cost of Purchases and Proceeds from Sales and Maturities of Long-Term U.S. Government Obligations
	Purchases	Sale and Maturity Proceeds	Purchases	Sale and Maturity Proceeds
Small Cap Equity	$131,269,383	$128,601,073	$87,207,065	$84,478,910
International Equity	3,579,669,295	357,532,926	—	—

Futures Contracts

Investments as of June 30, 2009, included cash and securities that were valued and pledged as collateral to cover initial margin deposits. The market value of the open futures contracts is as follows:

	Open Long (Short) Contracts	Market Value of Contracts	Net Unrealized Appreciation (Depreciation) on Futures
MyDestination 2005 Fund
September 2009 S&P 500® E-Mini	11	$503,525	$(8,578)

MyDestination 2015 Fund
September 2009 S&P 500® E-Mini	33	$1,510,575	$(27,266)

MyDestination 2025 Fund
September 2009 S&P 500® E-Mini	34	$1,556,350	$(1,563)

MyDestination 2035 Fund
September 2009 S&P 500® E-Mini	17	$778,175	$2,751

MyDestination 2045 Fund
September 2009 S&P 500® E-Mini	16	$732,400	$(7,480)

Conservative Allocation Fund
September 2009 S&P 500®	7	$1,602,125	$(27,130)

Balanced Allocation Fund
September 2009 S&P 500®	57	$13,045,875	$(253,292)

Growth Allocation Fund
September 2009 S&P 500®	64	$14,648,000	$(80,297)

Aggressive Allocation Fund
September 2009 S&P 500®	72	$16,479,000	$(357,443)

Conservative Allocation Fund I
September 2009 S&P 500® E-Mini	5	$228,875	$(5,401)

Balanced Allocation Fund I
September 2009 S&P 500® E-Mini	60	$2,746,500	$(55,349)

Growth Allocation Fund I
September 2009 S&P 500® E-Mini	56	$2,563,400	$(10,856)

Aggressive Allocation Fund I
September 2009 S&P 500® E-Mini	65	$2,975,375	$(55,652)

Low-Duration Bond Fund
December 2009 90-Day Sterling	185	$37,535,375	$1,003,718
June 2010 90-Day Sterling	18	3,622,847	4,933
March 2010 90-Day Euro	253	62,506,812	1,151,425
March 2010 90-Day Sterling	55	11,125,233	25,875
March 2011 90-Day Sterling	193	38,285,338	(268,591)
September 2009 2-Year U.S. Treasury Note	298	64,433,188	(96,178)
September 2009 2-Year U.S. Treasury Note	(36)	(7,783,875)	(47,379)
September 2009 5-Year U.S. Treasury Note	(41)	(4,703,469)	(16,954)
September 2009 90-Day Euro	109	27,067,425	702,805
September 2009 Euro-BOBL	22	3,563,122	27,736

	Open Long (Short) Contracts	Market Value of Contracts	Net Unrealized Appreciation (Depreciation) on Futures
September 2009 Euro-Schatz	36	$5,449,266	$1,942
September 2010 90-Day Sterling	17	3,404,098	(2,903)

			$2,486,429

Medium-Duration Bond Fund
September 2009 90-Day Euro	15	$3,724,875	$51,509
September 2009 90-Day Euro	(11)	(2,731,575)	(12,842)
September 2009 5-Year U.S. Treasury Note	360	41,298,750	(495,611)
September 2009 2-Year U.S. Treasury Note	92	19,892,125	(18,922)
September 2009 10-Year U.S. Treasury Note	110	12,789,219	45,755
September 2009 10-Year U.S. Treasury Note	(75)	(8,719,922)	158,484
September 2009 U.S. Long Treasury Bond	165	19,529,297	95,800
June 2010 90-Day EURIBOR	41	14,150,674	55,045
September 2010 90-Day EURIBOR	210	72,247,065	140,321
September 2009 Euro-Bund	36	6,114,894	126,135
June 2010 90-Day Sterling	94	18,919,313	(11,191)
September 2010 90-Day Sterling	68	13,616,391	(16,365)
December 2009 90-Day Sterling	290	58,839,237	2,225,300
March 2010 90-Day Euro	692	170,967,250	1,721,290
June 2010 90-Day Euro	44	10,830,050	(15,950)
December 2009 90-Day Euro	280	69,366,500	240,550
September 2010 90-Day Euro	13	3,187,600	(5,778)

			$4,283,530

Inflation Protected Bond Fund
September 2009 2-Year U.S. Treasury Note	(19)	$(4,108,156)	$552
September 2009 5-Year U.S. Treasury Note	5	573,594	(597)
September 2009 10-Year U.S. Treasury Note	5	581,328	(714)
September 2009 U.S. Long Treasury Bond	2	236,719	(317)

			$(1,076)

Global Bond Fund
September 2009 5-Year U.S. Treasury Note	95	$10,898,281	$(67,762)
September 2009 10-Year U.S. Treasury Note	6	697,594	(16,327)
September 2009 Euro-BOBL	3	485,880	4,216
September 2009 Euro-Bund	9	1,528,724	24,683

			$(55,190)

Equity Index Fund
September 2009 S&P 500®	44	$10,070,500	$(180,787)

Real Estate Securities Fund
September 2009 Russell 2000® IMM-Mini	107	$5,427,040	$(115,310)

Value Equity Fund
September 2009 S&P 500®	168	$38,451,000	$(749,689)
September 2009 S&P 500® E-Mini	45	2,059,875	(35,831)

			$(785,520)

Growth Equity Fund
September 2009 S&P 500®	164	$37,535,500	$265,904

Small Cap Equity Fund
December 2009 90-Day Euro	19	$4,707,013	$16,893
June 2010 90-Day Euro	7	1,722,962	8,052
March 2010 90-Day Euro	30	7,411,875	27,375
September 2009 2-Year U.S. Treasury Note	1	216,219	(614)
September 2009 Euro-Bund	(6)	(1,019,149)	(19,317)

	Open Long (Short) Contracts	Market Value of Contracts	Net Unrealized Appreciation (Depreciation) on Futures
September 2009 10-Year U.S. Treasury Note	53	$6,162,078	$(5,531)
September 2009 5-Year U.S. Treasury Note	(1)	(114,719)	(1,568)
September 2009 Russell 2000® EMM-Mini	945	47,930,400	(1,659,153)

			$(1,633,863)

International Equity Fund
July 2009 AEX Index	28	$1,998,962	$6,794
July 2009 CAC40 Index	80	3,519,493	(70,350)
July 2009 Hang Seng Index	(15)	(1,782,569)	(52,292)
July 2009 IBEX 35 Future	36	272,632	185,335
July 2009 MSCI Singapore Index	1	38,525	1,792
July 2009 OMX Index	40	412,203	235
September 2009 DAX Index	(13)	(2,197,351)	35,510
September 2009 DJ Euro Stoxx 50®	421	14,162,676	(127,301)
September 2009 FTSE 100 Index®	128	8,882,484	(144,419)
September 2009 S&P MIB Index	28	3,748,888	(41,105)
September 2009 S&P/TSE 60 Index	(10)	(1,078,279)	15,532
September 2009 SPI 200 Index®	(57)	(4,479,393)	41,219
September 2009 SPI 200 Index®	47	3,693,534	24,425
September 2009 TOPIX Index®	(12)	(1,151,606)	2,802
September 2009 TOPIX Index®	65	6,237,868	22,650
September 2009 Swiss Synthetic Future	49	2,416,286	(3,563)
September 2009 Swiss Synthetic Future	(49)	(2,429,819)	(9,971)

			$(112,707)

Forward Foreign Currency Contracts

As of June 30, 2009, the following Funds have forward foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts are as follows:

Fund/ Expiration Date	Currency to be Delivered	Counter- party	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
Low-Duration Bond Fund
07/02/09	U.S. Dollars	DEUT	60,000	Japanese Yen	5,780,000	$(193)
07/02/09	U.S. Dollars	RBS	388,266	United Kingdom Pounds	236,000	18,198
07/02/09	U.S. Dollars	RBS	449,138	United Kingdom Pounds	273,000	21,051
07/02/09	U.S. Dollars	GSC	115,164	United Kingdom Pounds	70,000	2,823
07/02/09	U.S. Dollars	JPM	1,836,037	United Kingdom Pounds	1,116,000	(8,823)
07/02/09	Japanese Yen	RBS	5,780,000	U.S. Dollars	60,000	(11)
07/02/09	United Kingdom Pounds	MLCS	1,231,000	U.S. Dollars	2,025,234	(120,600)
07/02/09	United Kingdom Pounds	BAR	161,000	U.S. Dollars	264,876	(9,732)
07/02/09	United Kingdom Pounds	CS	70,000	U.S. Dollars	115,164	(3,311)
07/02/09	United Kingdom Pounds	GSC	79,000	U.S. Dollars	129,970	(3,186)
07/02/09	United Kingdom Pounds	BAR	124,000	U.S. Dollars	204,004	(2,147)
07/02/09	United Kingdom Pounds	GSC	30,000	U.S. Dollars	49,356	441
07/13/09	U.S. Dollars	MLCS	2,687,893	Euro	1,916,000	15,034
07/13/09	Euro	CITI	4,532,000	U.S. Dollars	6,357,792	79,053
07/13/09	Euro	MLCS	8,769,000	U.S. Dollars	12,301,738	146,821

Fund/ Expiration Date	Currency to be Delivered	Counter- party	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
07/15/09	U.S. Dollars	BAR	1,020,423	Chinese Yuan Renminbi	6,970,000	$(4,577)
07/15/09	U.S. Dollars	DEUT	1,044,410	Chinese Yuan Renminbi	7,133,841	(2,990)
07/15/09	U.S. Dollars	DEUT	742,696	Chinese Yuan Renminbi	5,072,989	(1,689)
07/15/09	U.S. Dollars	JPM	741,635	Chinese Yuan Renminbi	5,065,741	(1,578)
07/15/09	U.S. Dollars	JPM	3,042,237	Chinese Yuan Renminbi	20,780,000	(5,578)
07/15/09	U.S. Dollars	MLCS	946,318	Chinese Yuan Renminbi	6,463,827	(1,457)
07/15/09	Euro	MLCS	174,500	U.S. Dollars	244,800	(7,131)
07/15/09	Chinese Yuan Renminbi	JPM	2,376,990	U.S. Dollars	347,996	(4,996)
07/15/09	Chinese Yuan Renminbi	JPM	2,716,560	U.S. Dollars	397,710	(5,710)
07/15/09	Chinese Yuan Renminbi	JPM	2,467,970	U.S. Dollars	361,316	(5,316)
07/15/09	Chinese Yuan Renminbi	JPM	5,462,810	U.S. Dollars	799,767	(11,767)
07/15/09	Chinese Yuan Renminbi	JPM	7,008,758	U.S. Dollars	1,026,097	(15,097)
07/15/09	Chinese Yuan Renminbi	JPM	7,018,220	U.S. Dollars	1,027,483	(15,483)
07/15/09	Chinese Yuan Renminbi	JPM	11,131,090	U.S. Dollars	1,629,616	(32,616)
07/15/09	Chinese Yuan Renminbi	JPM	3,490,000	U.S. Dollars	510,944	(10,944)
07/15/09	Chinese Yuan Renminbi	JPM	9,814,000	U.S. Dollars	1,436,791	(36,791)
07/22/09	Japanese Yen	DEUT	5,780,000	U.S. Dollars	60,015	194
07/27/09	Euro	RBS	999,000	U.S. Dollars	1,401,472	(384)
07/27/09	Euro	BAR	704,000	U.S. Dollars	987,624	(5,290)
08/04/09	U.S. Dollars	JPM	1,556,407	Canadian Dollars	1,810,000	(96,395)
08/06/09	United Kingdom Pounds	JPM	1,116,000	U.S. Dollars	1,835,980	8,812
08/26/09	United Kingdom Pounds	DEUT	310,000	U.S. Dollars	509,983	(8,230)
09/08/09	U.S. Dollars	CITG	1,626,403	Chinese Yuan Renminbi	11,100,145	16,403
09/08/09	Chinese Yuan Renminbi	DEUT	5,072,989	U.S. Dollars	743,299	3,168
09/08/09	Chinese Yuan Renminbi	JPM	5,065,741	U.S. Dollars	742,237	2,561
09/08/09	Chinese Yuan Renminbi	CITI	6,463,827	U.S. Dollars	947,085	2,779
03/29/10	U.S. Dollars	DEUT	798,711	Chinese Yuan Renminbi	5,416,747	(3,889)
03/29/10	U.S. Dollars	MLCS	1,194,682	Chinese Yuan Renminbi	8,102,165	(4,750)
03/29/10	U.S. Dollars	JPM	168,096	Chinese Yuan Renminbi	1,140,000	(618)
03/29/10	U.S. Dollars	JPM	10,735	Chinese Yuan Renminbi	72,800	(36)
03/29/10	U.S. Dollars	HKSB	1,149,595	Chinese Yuan Renminbi	7,796,386	(3,205)
03/29/10	U.S. Dollars	BTAB	1,359	Chinese Yuan Renminbi	9,214	(3)
03/29/10	Chinese Yuan Renminbi	HSBC	7,063,666	U.S. Dollars	1,041,553	5,847
06/07/10	U.S. Dollars	MLCS	232,675	Chinese Yuan Renminbi	1,574,352	(1,325)
06/07/10	U.S. Dollars	KKSB	661,579	Chinese Yuan Renminbi	4,476,448	(3,421)
06/07/10	U.S. Dollars	JPM	608,897	Chinese Yuan Renminbi	4,119,984	(3,103)
06/07/10	U.S. Dollars	DEUT	352,310	Chinese Yuan Renminbi	2,383,836	(1,690)
06/07/10	U.S. Dollars	MLCS	190,088	Chinese Yuan Renminbi	1,286,194	(912)
06/07/10	U.S. Dollars	BAR	583,202	Chinese Yuan Renminbi	3,946,124	(2,798)
06/07/10	U.S. Dollars	BAR	586,449	Chinese Yuan Renminbi	3,968,093	(2,551)
06/07/10	U.S. Dollars	JPM	129,437	Chinese Yuan Renminbi	875,810	(563)

						$(127,701)

Medium-Duration Bond Fund
07/02/09	Japanese Yen	DEUT	3,447,000	U.S. Dollars	35,782	$(7)
07/02/09	U.S. Dollars	DEUT	35,782	Japanese Yen	3,447,000	(115)
07/02/09	U.S. Dollars	DEUT	424,460	United Kingdom Pounds	258,000	19,894
07/02/09	U.S. Dollars	JPM	3,673,719	United Kingdom Pounds	2,233,000	(17,654)
07/02/09	United Kingdom Pounds	BAR	2,008,000	U.S. Dollars	3,303,550	(227,896)
07/02/09	United Kingdom Pounds	CITI	323,000	U.S. Dollars	531,398	(31,644)
07/02/09	United Kingdom Pounds	GSC	103,000	U.S. Dollars	169,455	(4,153)
07/02/09	United Kingdom Pounds	BAR	57,000	U.S. Dollars	93,776	(987)

Fund/ Expiration Date	Currency to be Delivered	Counter- party	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
07/15/09	Chinese Yuan Renminbi	JPM	3,180,870	U.S. Dollars	465,686	$(6,686)
07/15/09	Chinese Yuan Renminbi	JPM	2,785,860	U.S. Dollars	407,856	(5,856)
07/15/09	Chinese Yuan Renminbi	JPM	2,185,690	U.S. Dollars	319,990	(4,708)
07/15/09	Chinese Yuan Renminbi	JPM	8,208,080	U.S. Dollars	1,201,681	(17,681)
07/15/09	Chinese Yuan Renminbi	JPM	2,883,920	U.S. Dollars	422,212	(6,212)
07/15/09	Chinese Yuan Renminbi	JPM	8,217,975	U.S. Dollars	1,203,129	(18,129)
07/15/09	U.S. Dollars	JPM	1,208,540	Chinese Yuan Renminbi	8,254,932	(3,460)
07/15/09	U.S. Dollars	JPM	859,224	Chinese Yuan Renminbi	5,868,930	(1,954)
07/15/09	U.S. Dollars	JPM	857,996	Chinese Yuan Renminbi	5,860,545	(1,825)
07/15/09	U.S. Dollars	DEUT	1,094,794	Chinese Yuan Renminbi	7,477,988	(1,686)
07/22/09	Japanese Yen	DEUT	3,447,000	U.S. Dollars	35,791	115
07/27/09	Euro	GSC	235,000	U.S. Dollars	329,676	(228)
07/27/09	Euro	DEUT	1,198,000	U.S. Dollars	1,680,644	(461)
07/27/09	Euro	BAR	2,114,000	U.S. Dollars	2,965,678	(15,886)
07/31/09	Euro	DEUT	245,654	U.S. Dollars	344,621	890
08/04/09	Brazilian Reals	HKSB	2,602,870	U.S. Dollars	1,319,155	(16,418)
08/04/09	Canadian Dollars	JPM	232,000	U.S. Dollars	199,495	12,356
08/04/09	U.S. Dollars	HSBC	1,319,155	Brazilian Reals	2,602,870	131,986
08/06/09	United Kingdom Pounds	JPM	2,233,000	U.S. Dollars	3,673,606	17,633
08/12/09	Malaysian Ringgits	JPM	2,425,499	U.S. Dollars	688,974	(27,354)
08/12/09	U.S. Dollars	BAR	401,994	Malaysian Ringgits	1,415,200	1,994
08/12/09	U.S. Dollars	BAR	202,218	Malaysian Ringgits	711,900	2,218
08/12/09	U.S. Dollars	BAR	87,169	Malaysian Ringgits	306,875	1,174
08/19/09	Canadian Dollars	CS	1,842,980	U.S. Dollars	1,584,950	(63,209)
08/19/09	Euro	JPM	1,448,485	U.S. Dollars	2,031,952	(146,879)
08/19/09	U.S. Dollars	JPM	1,010,667	Canadian Dollars	1,175,203	48,726
09/08/09	Chinese Yuan Renminbi	DEUT	5,868,930	U.S. Dollars	859,921	3,665
09/08/09	Chinese Yuan Renminbi	JPM	5,860,545	U.S. Dollars	858,692	2,963
09/08/09	Chinese Yuan Renminbi	CITI	7,477,988	U.S. Dollars	1,095,681	3,215
09/08/09	U.S. Dollars	CITG	1,878,950	Chinese Yuan Renminbi	12,823,770	18,950
11/27/09	U.S. Dollars	JPM	3,709	Mexican Pesos	49,909	14
03/29/10	Chinese Yuan Renminbi	JPM	8,173,728	U.S. Dollars	1,205,234	6,766
03/29/10	U.S. Dollars	BTAB	924,499	Chinese Yuan Renminbi	6,269,821	(4,501)
03/29/10	U.S. Dollars	CITI	1,382,820	Chinese Yuan Renminbi	9,378,089	(5,498)
03/29/10	U.S. Dollars	DEUT	194,593	Chinese Yuan Renminbi	1,319,700	(716)
03/29/10	U.S. Dollars	JPM	12,430	Chinese Yuan Renminbi	84,300	(42)
03/29/10	U.S. Dollars	HSBC	1,330,590	Chinese Yuan Renminbi	9,023,871	(3,710)
03/29/10	U.S. Dollars	BTAB	1,577	Chinese Yuan Renminbi	10,697	(4)
06/07/10	U.S. Dollars	CITI	284,381	Chinese Yuan Renminbi	1,924,208	(1,619)
06/07/10	U.S. Dollars	HSBC	806,828	Chinese Yuan Renminbi	5,459,246	(4,172)
06/07/10	U.S. Dollars	JPM	744,208	Chinese Yuan Renminbi	5,035,536	(3,792)
06/07/10	U.S. Dollars	DEUT	429,938	Chinese Yuan Renminbi	2,909,088	(2,062)
06/07/10	U.S. Dollars	CITI	230,892	Chinese Yuan Renminbi	1,562,288	(1,108)
06/07/10	U.S. Dollars	BAR	712,582	Chinese Yuan Renminbi	4,821,544	(3,418)
06/07/10	U.S. Dollars	BAR	715,886	Chinese Yuan Renminbi	4,843,903	(3,114)
06/07/10	U.S. Dollars	JPM	248,917	Chinese Yuan Renminbi	1,684,250	(1,083)
07/15/09	U.S. Dollars	BAR	1,008,824	Chinese Yuan Renminbi	6,860,000	(4,504)
07/15/09	Chinese Yuan Renminbi	BAR	6,860,000	U.S. Dollars	982,585	(21,734)
07/15/09	U.S. Dollars	JPM	2,996,480	Chinese Yuan Renminbi	20,430,000	(5,484)
07/15/09	Chinese Yuan Renminbi	JPM	20,430,000	U.S. Dollars	2,990,996	(66,863)

						$(481,953)

Fund/ Expiration Date	Currency to be Delivered	Counter- party	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
Global Bond Fund
08/19/09	Australian Dollars	MSCS	587,221	U.S. Dollars	471,376	$55,917
08/19/09	Australian Dollars	CITIG	745,608	U.S. Dollars	598,517	78,641
08/19/09	Canadian Dollars	JPM	1,157,388	U.S. Dollars	995,346	47,987
08/19/09	Euro	DEUT	1,000,000	U.S. Dollars	1,402,812	102,762
08/19/09	Euro	CITIG	1,916,003	U.S. Dollars	2,687,792	163,075
08/19/09	Euro	UBS	2,470,000	U.S. Dollars	3,464,945	252,908
08/19/09	Japanese Yen	JPM	43,029,372	U.S. Dollars	446,925	2,925
08/19/09	Japanese Yen	DEUT	600,226,840	U.S. Dollars	6,234,257	(3,487)
08/19/09	Japanese Yen	GSC	1,011,467,400	U.S. Dollars	10,505,607	(48,542)
08/19/09	Mexican Pesos	GSC	4,650,275	U.S. Dollars	350,503	24,911
08/19/09	South African Rand	GSC	988,065	U.S. Dollars	126,800	17,167
08/19/09	Turkish Lira	CS	1,122,047	U.S. Dollars	719,268	(1,379)
08/19/09	U.S. Dollars	CITIG	200,681	Australian Dollars	250,000	(23,443)
08/19/09	U.S. Dollars	CS	275,644	Turkish Lira	430,000	262
08/19/09	U.S. Dollars	GSC	329,024	United Kingdom Pounds	200,000	(38,115)
08/19/09	U.S. Dollars	CITIG	506,788	Australian Dollars	631,336	(66,147)
08/19/09	U.S. Dollars	CITIG	705,157	Turkish Lira	1,100,034	(39,881)
08/19/09	U.S. Dollars	GSC	791,861	Euro	564,482	(57,194)
08/19/09	U.S. Dollars	DEUT	822,560	United Kingdom Pounds	500,000	(92,895)
08/19/09	U.S. Dollars	JPM	906,412	Euro	646,139	(11,412)
08/19/09	U.S. Dollars	CITIG	1,069,328	United Kingdom Pounds	650,000	(113,568)
08/19/09	U.S. Dollars	JPM	1,076,708	Euro	767,536	(78,566)
08/19/09	U.S. Dollars	MSCS	1,133,830	Euro	808,255	(68,121)
08/19/09	U.S. Dollars	CS	1,304,615	Euro	930,000	18,198
08/19/09	U.S. Dollars	JPM	1,314,100	Euro	936,761	(14,100)
08/19/09	U.S. Dollars	CITIG	1,329,737	Japanese Yen	128,025,470	4,724
08/19/09	U.S. Dollars	CITIG	7,108,519	Euro	5,067,336	(513,837)
08/19/09	U.S. Dollars	JPM	8,266,698	Japanese Yen	795,907,900	27,465
08/19/09	United Kingdom Pounds	JPM	1,135,170	U.S. Dollars	1,867,491	216,647
08/26/09	South Korean Won	DEUT	700,000,000	U.S. Dollars	551,094	(13,877)
08/26/09	U.S. Dollars	JPM	169,846	Brazilian Reals	336,685	154

						$(170,821)

Small Cap Equity Fund
08/19/09	Euro	JPM	128,994	U.S. Dollars	180,955	$(13,080)

International Equity Fund
09/16/09	Australian Dollars	BAR	21,000	U.S. Dollars	16,823	$201
09/16/09	Australian Dollars	BAR	9,132,000	U.S. Dollars	7,315,586	56,650
09/16/09	Canadian Dollars	BAR	360,000	U.S. Dollars	309,643	(23,137)
09/16/09	Canadian Dollars	BAR	418,000	U.S. Dollars	359,530	(10,100)
09/16/09	Canadian Dollars	BAR	633,000	U.S. Dollars	544,456	(33,857)
09/16/09	Canadian Dollars	BAR	901,000	U.S. Dollars	774,968	(36,053)
09/16/09	Danish Kroner	BAR	33,000	U.S. Dollars	6,209	61
09/16/09	Danish Kroner	BAR	100,000	U.S. Dollars	18,815	(124)
09/16/09	Danish Kroner	BAR	248,000	U.S. Dollars	46,662	501
09/16/09	Danish Kroner	BAR	1,239,000	U.S. Dollars	233,120	(2,889)
09/16/09	Euro	BAR	5,000	U.S. Dollars	7,013	70
09/16/09	Euro	BAR	150,000	U.S. Dollars	210,397	1,137
09/16/09	Euro	BAR	1,250,000	U.S. Dollars	1,753,312	(10,952)

Fund/ Expiration Date	Currency to be Delivered	Counter- party	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
09/16/09	Hong Kong Dollars	BAR	111,000	U.S. Dollars	14,332	$1
09/16/09	Hong Kong Dollars	BAR	2,501,000	U.S. Dollars	322,929	23
09/16/09	Japanese Yen	BAR	529,000	U.S. Dollars	5,496	(18)
09/16/09	Japanese Yen	BAR	8,461,000	U.S. Dollars	87,908	1,606
09/16/09	Japanese Yen	BAR	12,206,000	U.S. Dollars	126,818	(1,252)
09/16/09	Japanese Yen	BAR	571,018,000	U.S. Dollars	5,932,784	(20,687)
09/16/09	Norwegian Krone	BAR	32,000	U.S. Dollars	4,967	(135)
09/16/09	Norwegian Krone	BAR	7,392,000	U.S. Dollars	1,147,282	(9,621)
09/16/09	Singapore Dollars	BAR	9,000	U.S. Dollars	6,211	52
09/16/09	Singapore Dollars	BAR	14,000	U.S. Dollars	9,661	(69)
09/16/09	Singapore Dollars	BAR	139,000	U.S. Dollars	95,921	141
09/16/09	Swedish Kronor	BAR	379,000	U.S. Dollars	49,120	(119)
09/16/09	Swedish Kronor	BAR	626,000	U.S. Dollars	81,133	960
09/16/09	Swedish Kronor	BAR	1,185,000	U.S. Dollars	153,582	(1,763)
09/16/09	Swedish Kronor	BAR	6,378,000	U.S. Dollars	826,621	(24,188)
09/16/09	Switzerland Francs	BAR	48,000	U.S. Dollars	44,220	2
09/16/09	Switzerland Francs	BAR	406,000	U.S. Dollars	374,029	(908)
09/16/09	Switzerland Francs	BAR	549,000	U.S. Dollars	505,768	(11,887)
09/16/09	Switzerland Francs	BAR	1,682,000	U.S. Dollars	1,549,547	(2,831)
09/16/09	Switzerland Francs	BAR	1,825,000	U.S. Dollars	1,681,286	(29,438)
09/16/09	U.S. Dollars	BAR	646	Hong Kong Dollars	5,000	—
09/16/09	U.S. Dollars	BAR	3,951	Danish Kroner	21,000	60
09/16/09	U.S. Dollars	BAR	4,140	Singapore Dollars	6,000	(1)
09/16/09	U.S. Dollars	BAR	9,661	Singapore Dollars	14000.00	(72)
09/16/09	U.S. Dollars	BAR	11,055	Switzerland Francs	12,000	68
09/16/09	U.S. Dollars	BAR	11,221	Euro	8,000	(126)
09/16/09	U.S. Dollars	BAR	12,230	Danish Kroner	65,000	(122)
09/16/09	U.S. Dollars	BAR	11,221	Hong Kong Dollars	97,000	(1)
09/16/09	U.S. Dollars	BAR	12,817	Australian Dollars	16,000	113
09/16/09	U.S. Dollars	BAR	15,882	Hong Kong Dollars	123,000	—
09/16/09	U.S. Dollars	BAR	17,942	Singapore Dollars	26,000	26
09/16/09	U.S. Dollars	BAR	30,104	Danish Kroner	160,000	(109)
09/16/09	U.S. Dollars	BAR	33,814	Singapore Dollars	49,000	102
09/16/09	U.S. Dollars	BAR	35,121	Hong Kong Dollars	272,000	(5)
09/16/09	U.S. Dollars	BAR	95,330	Australian Dollars	119,000	(2,230)
09/16/09	U.S. Dollars	BAR	129,507	Hong Kong Dollars	1,003,000	(57)
09/16/09	U.S. Dollars	BAR	275,445	New Zealand Dollars	429,000	(10,658)
09/16/09	U.S. Dollars	BAR	290,348	Euro	207,000	5,512
09/16/09	U.S. Dollars	BAR	337,260	Australian Dollars	421,000	(2,966)
09/16/09	U.S. Dollars	BAR	355,758	Japanese Yen	34,241,000	3,786
09/16/09	U.S. Dollars	BAR	358,608	United Kingdom Pounds	218,000	(135)
09/16/09	U.S. Dollars	BAR	359,078	Euro	256,000	(1,943)
09/16/09	U.S. Dollars	BAR	414,866	Swedish Kronor	3,201,000	(15,381)
09/16/09	U.S. Dollars	BAR	475,646	Canadian Dollars	553,000	3,154
09/16/09	U.S. Dollars	BAR	511,591	United Kingdom Pounds	311,000	(14,598)
09/16/09	U.S. Dollars	BAR	667,318	Japanese Yen	64,228,000	7,622

Fund/Expiration Date	Currency to be Delivered	Counterparty	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)

09/16/09	U.S. Dollars	BAR	797,137	Norweigan Krone	5,136,000	$30,836
09/16/09	U.S. Dollars	BAR	837,250	New Zealand Dollars	1,304,000	(28,079)
09/16/09	U.S. Dollars	BAR	904,025	New Zealand Dollars	1,408,000	10,386
09/16/09	U.S. Dollars	BAR	1,370,824	Switzerland Francs	1,488,000	14,360
09/16/09	U.S. Dollars	BAR	1,582,188	Euro	1,128,000	(14,260)
09/16/09	U.S. Dollars	BAR	1,926,282	United Kingdom Pounds	1,171,000	(36,446)
09/16/09	U.S. Dollars	BAR	2,131,111	Japanese Yen	205,115,000	(24,711)
09/16/09	U.S. Dollars	BAR	5,352,524	Canadian Dollars	6,223,000	299,769
09/16/09	U.S. Dollars	BAR	7,117,042	Euro	5,074,000	6,119
09/16/09	United Kingdom Pounds	BAR	23,000	U.S. Dollars	37,835	89
09/16/09	United Kingdom Pounds	BAR	153,000	U.S. Dollars	251,683	(2,976)
09/16/09	United Kingdom Pounds	BAR	383,000	U.S. Dollars	630,031	5,708
09/16/09	United Kingdom Pounds	BAR	1,156,000	U.S. Dollars	1,901,607	8,641
09/16/09	United Kingdom Pounds	BAR	1,732,000	U.S. Dollars	2,849,120	65,069

						$147,921

Options Written

Transactions in options written during the period ended June 30, 2009 were as follows:

Low-Duration Bond Fund	Number of Contracts	Notional Amount	Premiums Received

Options written, 12/31/08	—	$37,000,000	$3,687,541

Options written	84	7,000,000	107,107
Options expired	—	(37,000,000)	(3,687,541)
Options closed	—	—	—

Options written, 06/30/09	84	$7,000,000	$107,107

Medium-Duration Bond Fund	Number of Contracts	Notional Amount	Premiums Received

Options written, 12/31/08	2	$73,200,000	$5,614,864

Options written	162	30,000,000	86,936
Options expired	(108)	(56,600,000)	(5,039,277)
Options closed	—	(22,100,000)	(623,220)

Options written, 06/30/09	56	$24,500,000	$39,303

Small Cap Equity Fund	Number of Contracts	Notional Amount	Premiums Received

Options written, 12/31/08	89	$—	$81,114

Options written	126	—	96,702
Options expired	(71)	—	(69,410)
Options closed	(126)	—	(92,461)

Options written, 06/30/09	18	$—	$15,945

7. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2009		Year Ended December 31, 2008
	GS4	GS6	GS4	GS6
MyDestination 2005
Shares sold	994,548	50,038	2,578,136	56,867
Shares exchanged	184,772	(183,044)	—	—
Shares reinvested	45,654	773	470,720	8,600
Shares redeemed	(1,058,382)	(19,104)	(1,805,238)	(55,337)

Net increase (decrease)	166,592	(151,337)	1,243,618	10,130

MyDestination 2015
Shares sold	2,811,796	247,957	6,021,065	80,777
Shares exchanged	431,494	(427,887)	—	—
Shares reinvested	286,340	4,807	1,381,039	9,488
Shares redeemed	(1,780,562)	(6,551)	(2,468,448)	(56,916)

Net increase (decrease)	1,749,068	(181,674)	4,933,656	33,349

MyDestination 2025
Shares sold	3,301,313	178,840	5,197,306	175,155
Shares exchanged	519,224	(517,312)	—	—
Shares reinvested	152,663	3,796	1,107,495	20,895
Shares redeemed	(1,340,423)	(1,813)	(892,400)	(61,065)

Net increase (decrease)	2,632,777	(336,489)	5,412,401	134,985

MyDestination 2035
Shares sold	1,944,729	156,527	2,939,696	92,123
Shares exchanged	367,932	(364,947)	—	—
Shares reinvested	58,996	2,176	416,311	10,875
Shares redeemed	(400,784)	(1,335)	(356,667)	(31,178)

Net increase (decrease)	1,970,873	(207,579)	2,999,340	71,820

MyDestination 2045
Shares sold	1,787,560	67,736	1,972,366	43,400
Shares exchanged	226,386	(224,243)	—	—
Shares reinvested	23,100	616	148,529	6,121
Shares redeemed	(293,124)	(4,681)	(143,582)	(10,397)

Net increase (decrease)	1,743,922	(160,572)	1,977,313	39,124

	Six Months Ended June 30, 2009		Year Ended December 31, 2008
	GS4	GS6	GS4	GS6
Conservative Allocation Fund
Shares sold	1,534,057	269,055	3,830,825	1,335,856
Shares exchanged	1,134,656	(1,811,024)	—	—
Shares reinvested	266,651	31,621	2,072,716	194,313
Shares redeemed	(3,383,406)	(30,545)	(6,132,632)	(1,625,132)

Net (decrease)	(448,042)	(1,540,893)	(229,091)	(94,963)

Balanced Allocation Fund
Shares sold	2,734,371	152,629	3,881,710	277,834
Shares exchanged	1,936,474	(3,506,545)	—	—
Shares reinvested	1,332,826	87,810	13,664,245	751,815
Shares redeemed	(5,538,932)	(20,612)	(14,547,876)	(250,354)

Net increase (decrease)	464,739	(3,286,718)	2,998,079	779,295

Growth Allocation Fund
Shares sold	2,165,033	237,995	3,068,016	311,761
Shares exchanged	1,254,537	(2,246,107)	—	—
Shares reinvested	650,082	33,305	10,412,402	442,625
Shares redeemed	(4,319,360)	(53,186)	(9,482,818)	(249,371)

Net increase (decrease)	(249,708)	(2,027,993)	3,997,600	505,015

Aggressive Allocation Fund
Shares sold	3,048,378	111,653	3,141,389	134,125
Shares exchanged	1,515,794	(2,573,184)	—	—
Shares reinvested	582,183	37,558	10,394,753	571,773
Shares redeemed	(2,746,814)	(35,096)	(7,577,349)	(148,560)

Net increase (decrease)	2,399,541	(2,459,069)	5,958,793	557,338

	GS2		GS2
Conservative Allocation Fund I
Shares sold	420,968		898,141
Shares reinvested	—		458,199
Shares redeemed	(607,778)		(1,390,576)

Net (decrease)	(186,810)		(34,236)

Balanced Allocation Fund I
Shares sold	1,058,692		2,176,193
Shares reinvested	—		3,505,813
Shares redeemed	(1,711,225)		(3,132,150)

Net increase (decrease)	(652,533)		2,549,856

Growth Allocation Fund I
Shares sold	1,036,830		1,391,073
Shares reinvested	—		2,776,308
Shares redeemed	(1,180,490)		(2,236,325)

Net increase (decrease)	(143,660)		1,931,056

Aggressive Allocation Fund I
Shares sold	729,412		881,962
Shares reinvested	—		2,044,532
Shares redeemed	(605,151)		(1,840,613)

Net increase	124,261		1,085,881

	Six Months Ended June 30, 2009			Year Ended December 31, 2008
	GS2	GS4	GS6	GS2	GS4	GS6
Money Market Fund
Shares sold	63,311,251	1,403,201,931	1,365,914	174,901,124	4,070,538,152	3,546,545
Shares exchanged	—	9,761,236	(9,761,137)	—	—	—
Shares reinvested	507,209	1,881,273	7,898	3,367,839	16,558,522	154,558
Shares redeemed	(67,952,180)	(1,401,785,861)	(421,233)	(119,120,727)	(4,056,623,451)	(873,423)

Net increase (decrease)	(4,133,720)	13,058,579	(8,808,558)	59,148,236	30,473,223	2,827,680

Low-Duration Bond Fund
Shares sold	1,013,832	3,428,100	30,894	1,544,065	5,832,714	68,587
Shares exchanged	—	489,313	(723,673)	—	—	—
Shares reinvested	268,114	572,220	12,328	924,880	2,084,429	38,993
Shares redeemed	(2,456,213)	(8,022,465)	(9,054)	(4,482,124)	(16,505,332)	(35,787)

Net increase (decrease)	(1,174,267)	(3,532,832)	(689,505)	(2,013,179)	(8,588,189)	71,793

Medium-Duration Bond Fund
Shares sold	765,332	2,448,901	20,156	3,207,707	7,021,197	87,296
Shares exchanged	—	1,213,587	(2,078,297)	—	—	—
Shares reinvested	659,016	1,419,329	66,716	2,156,956	5,171,411	227,556
Shares redeemed	(1,714,048)	(8,221,488)	(24,765)	(7,621,389)	(30,536,247)	(25,004)

Net increase (decrease)	(289,700)	(3,139,671)	(2,016,190)	(2,256,726)	(18,343,639)	289,848

Extended-Duration Bond Fund
Shares sold	507,568	1,094,477	8,130	1,689,108	1,932,832	24,149
Shares exchanged	—	1,233,982	(2,593,714)	—	—	—
Shares reinvested	569,713	695,864	104,274	1,461,454	2,130,785	328,365
Shares redeemed	(1,940,709)	(5,208,779)	(7,292)	(2,415,249)	(9,446,049)	(22,623)

Net increase (decrease)	(863,428)	(2,184,456)	(2,488,602)	735,313	(5,382,432)	329,891

Inflation Protected Bond Fund(1)
Shares sold		6,825,712
Shares reinvested		—
Shares redeemed		—

Net increase		6,825,712

Global Bond Fund
Shares sold		1,539,762			12,869,898
Shares reinvested		939,422			1,740,619
Shares redeemed		(2,821,101)			(4,150,771)

Net increase (decrease)		(341,917)			10,459,746

Equity Index Fund
Shares sold	470,571	1,245,123	28,455	820,528	1,486,319	59,695
Shares exchanged	—	66,567	(121,488)	—	—	—
Shares reinvested	215,632	295,849	2,310	311,273	437,304	3,175
Shares redeemed	(260,628)	(908,808)	(8,919)	(1,027,162)	(3,313,360)	(22,137)

Net increase (decrease)	425,575	698,731	(99,642)	104,639	(1,389,737)	40,733

(1)	Inception date was June 25, 2009.

	Six Months Ended June 30, 2009			Year Ended December 31, 2008
	GS2	GS4	GS6	GS2	GS4	GS6
Real Estate Securities Fund
Shares sold		5,867,944			10,637,842
Shares reinvested		274,332			386,418
Shares redeemed		(3,209,003)			(6,384,635)

Net increase		2,933,273			4,639,625

Value Equity Fund
Shares sold	1,753,581	4,864,575	40,675	3,486,962	8,453,832	52,086
Shares exchanged	—	1,130,694	(2,203,139)	—	—	—
Shares reinvested	891,841	1,348,985	55,079	1,038,380	1,565,141	74,232
Shares redeemed	(591,170)	(4,967,680)	(2,487)	(3,826,610)	(12,449,297)	(16,490)

Net increase (decrease)	2,054,252	2,376,574	(2,109,872)	698,732	(2,430,324)	109,828

Growth Equity Fund
Shares sold	1,221,111	3,648,747	18,948	2,871,383	8,033,364	30,730
Shares exchanged	—	692,725	(1,126,367)	—	—	—
Shares reinvested	43,921	71,463	255	89,784	126,685	372
Shares redeemed	(1,001,484)	(6,486,822)	(5,975)	(2,524,921)	(10,808,932)	(14,792)

Net increase (decrease)	263,548	(2,073,887)	(1,113,139)	436,246	(2,648,883)	16,310

Small Cap Equity Fund
Shares sold	441,861	1,543,489	23,304	2,366,155	3,557,451	35,880
Shares exchanged	—	1,285,304	(1,999,515)	—	—	—
Shares reinvested	18,751	35,587	2,337	138,470	298,452	24,255
Shares redeemed	(277,913)	(1,795,562)	(4,198)	(2,394,207)	(5,853,574)	(10,548)

Net increase (decrease)	182,699	1,068,818	(1,978,072)	110,418	(1,997,671)	49,587

International Equity Fund
Shares sold	1,841,209	7,392,858	31,617	8,764,143	19,289,876	62,220
Shares exchanged	—	1,687,592	(2,207,195)	—	—	—
Shares reinvested	256,189	715,782	19,754	2,467,529	6,721,576	193,967
Shares redeemed	(3,117,785)	(7,548,059)	(10,746)	(3,979,501)	(9,340,113)	(27,121)

Net increase (decrease)	(1,020,387)	2,248,173	(2,166,570)	7,252,171	16,671,339	229,066

8. BANK BORROWINGS

On October 30, 2008, the Board of Trustees approved a credit agreement with Bank of America, N.A. dated December 3, 2008 through December 2, 2009. The agreement permits up to $50 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Bank prime plus 0.60% or the Wall Street Journal LIBOR One Month Floating Rate plus 1.00%. Each Fund also pays a facility fee equal to its pro rata share of the amount of the credit facility at a rate of 0.30% per annum.

On March 4, 2009, the MyDestination 2005 Fund borrowed $250,000 at a rate of 1.49625%. The Fund repaid the loan in the amount of $250,007, which represents principal and one day of accrued interest, on March 5, 2009. On May 28, 2009, the MyDestination 2015 and MyDestination 2025 Funds borrowed a total of $3,250,000 at a rate of 1.31625%. The Funds repaid the loan in the amount of $3,250,119, which represents principal and one day of accrued interest, on May 29, 2009. No other Funds borrowed for the six months ended June 30, 2009, and there were no outstanding loans at June 30, 2009.

9. FEDERAL INCOME TAXES

Each Fund’s policy is to comply with all sections of the Internal Revenue Code of 1986, as amended, that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statements and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to “wash sale” transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for futures and options transactions, foreign currency transactions, paydowns, losses deferred due to wash sales and investments in Passive Foreign Investment Companies (“PFIC’s”). Distributions during the year ended December 31, 2008 were characterized as follows for tax purposes:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital

MyDestination 2005	$2,083,566	$1,504,355	$—
MyDestination 2015	4,008,790	5,518,766	—
MyDestination 2025	2,335,600	4,629,258	—
MyDestination 2035	630,615	1,856,236	—
MyDestination 2045	180,040	700,135	—
Conservative Allocation	10,292,290	12,642,828	—
Balanced Allocation	41,644,877	90,209,055	—
Growth Allocation	21,830,650	73,173,462	—
Aggressive Allocation	9,741,630	77,173,217	—
Conservative Allocation I	2,530,981	1,163,656	—
Balanced Allocation I	13,748,251	13,132,319	—
Growth Allocation I	7,165,766	13,478,283	—
Aggressive Allocation I	20	14,453,009	—
Money Market	30,499,308	—	—
Low-Duration Bond	34,110,052	—	—
Medium-Duration Bond	81,631,018	2,832,789	—
Extended-Duration Bond	38,263,627	2,890,924	—
Global Bond	14,374,673	266,282	—
Equity Index	6,439,050	2,678,739	—
Real Estate Securities	2,388,143	—	99,004
Value Equity	20,928,040	7,704,593	—
Growth Equity	2,419,165	—	—
Small Cap Equity	2,699,065	1,846	741,208
International Equity	42,815,653	39,117,934	—

At December 31, 2008, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain/ (Capital Loss Carryforward)	Post-October Loss Deferral	Net Unrealized Appreciation (Depreciation) on Investments

MyDestination 2005	$101,730	$(42,414)	$—	$(19,247,610)
MyDestination 2015	1,381,316	(889,637)	—	(70,456,057)
MyDestination 2025	608,702	(31,687)	—	(56,909,902)
MyDestination 2035	185,808	124,488	—	(23,141,954)
MyDestination 2045	127,784	4,334	—	(9,495,015)
Conservative Allocation	6,254	1,080,889	—	(19,698,703)
Balanced Allocation	—	6,797,379	—	(231,929,322)
Growth Allocation	—	3,868,509	—	(221,602,148)
Aggressive Allocation	—	4,784,388	—	(240,154,545)
Conservative Allocation I	705,587	(650,405)	—	(13,926,014)
Balanced Allocation I	5,275,545	(4,262,186)	—	(110,615,628)
Growth Allocation I	1,465,194	(412,556)	—	(90,581,706)
Aggressive Allocation I	3,253,345	(3,489,043)	—	(79,815,110)
Money Market	84,502	—	—	—
Low-Duration Bond	1,544,710	(7,356,071)	(1,971,733)	(57,708,645)
Medium-Duration Bond	7,822,937	—	(3,952,447)	(124,816,470)
Extended-Duration Bond	—	651,104	(324,537)	(57,639,431)
Global Bond	1,495,654	(705,051)	(1,784,324)	(58,052,503)
Equity Index	1,622,559	(1,612,695)	(1,178,253)	(54,644,915)
Real Estate Securities	—	(12,320,254)	(23,080,864)	(40,008,172)
Value Equity	7,752,269	(73,270,784)	(45,682,715)	(359,683,765)
Growth Equity	49,558	(45,483,748)	(57,189,899)	(285,155,634)
Small Cap Equity	—	(69,003,843)	(18,488,881)	(97,580,240)
International Equity	1,194,012	5,380	(61,018,376)	(415,621,820)

Post-October loss deferrals have been included in undistributed ordinary income and undistributed long-term capital gains, depending upon the character of the loss deferral.

For federal income tax purposes, capital loss carryovers and their expiration dates, were as follows as of December 31, 2008:

Expiring December 31,	2011	2014	2016	Total
MyDestination 2005	$—	$—	$42,414	$42,414
MyDestination 2015	—	—	889,637	889,637
MyDestination 2025	—	—	31,687	31,687
Conservative Allocation I	—	—	650,405	650,405
Balanced Allocation I	—	—	4,262,186	4,262,186
Growth Allocation I	—	—	412,556	412,556
Aggressive Allocation I	—	—	3,489,043	3,489,043
Low-Duration Bond	—	7,356,071	—	7,356,071
Global Bond	—	—	705,051	705,051
Equity Index	—	—	1,612,695	1,612,695
Real Estate Securities	—	—	12,320,254	12,320,254
Value Equity	—	—	73,270,784	73,270,784
Growth Equity	45,483,748	—	—	45,483,748
Small Cap Equity	—	—	69,003,843	69,003,843

For federal income tax purposes, post-October loss deferrals, which will reverse in 2009, were as follows as of December 31, 2008:

	Capital	FX	Total
Low-Duration Bond	$1,971,733	$—	$1,971,733
Medium-Duration Bond	3,641,503	310,944	3,952,447
Extended-Duration Bond	269,062	55,475	324,537
Global Bond	1,784,324	—	1,784,324
Equity Index	1,178,253	—	1,178,253
Real Estate Securities	23,080,864	—	23,080,864
Value Equity	45,682,715	—	45,682,715
Growth Equity	57,178,886	11,013	57,189,899
Small Cap Equity	18,459,779	29,102	18,488,881
International Equity	61,018,376	—	61,018,376

At June 30, 2009, the aggregate cost of investment securities for federal income tax purposes (excluding foreign currency, securities sold short and derivative related items) and the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) were as follows:

Fund	Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities

MyDestination 2005	$67,506,182	$(12,606,641)	$—	$(12,606,641)
MyDestination 2015	221,669,120	(56,118,941)	—	(56,118,941)
MyDestination 2025	164,666,289	(45,774,336)	—	(45,774,336)
MyDestination 2035	71,442,878	(19,959,809)	—	(19,959,809)
MyDestination 2045	35,951,820	(7,028,311)	—	(7,028,311)
Conservative Allocation	269,649,301	(14,181,987)	2,382,667	(16,564,654)
Balanced Allocation	1,137,686,403	(172,395,071)	—	(172,395,071)
Growth Allocation	883,397,553	(180,141,396)	—	(180,141,396)
Aggressive Allocation	805,387,188	(212,081,268)	—	(212,081,268)
Conservative Allocation I	65,070,228	(8,463,332)	—	(8,463,332)
Balanced Allocation I	364,821,830	(90,150,813)	—	(90,150,813)
Growth Allocation I	251,314,399	(79,645,254)	—	(79,645,254)
Aggressive Allocation I	189,610,761	(72,806,469)	—	(72,806,469)
Money Market	1,243,562,141	—	—	—
Low-Duration Bond	707,438,695	(34,430,151)	9,168,883	(43,599,034)
Medium-Duration Bond	1,139,632,777	(88,252,921)	18,211,341	(106,464,262)
Extended-Duration Bond	445,237,109	(22,508,791)	15,065,485	(37,574,276)
Inflation Protected Bond	65,417,206	545,358	547,268	(1,910)
Global Bond	228,795,343	(27,895,355)	3,202,240	(31,097,595)
Equity Index	382,200,312	(46,267,840)	50,650,441	(96,918,281)
Real Estate Securities	128,010,445	(16,910,672)	—	(16,910,672)
Value Equity	1,370,114,714	(302,876,105)	22,840,074	(325,716,179)
Growth Equity	1,184,248,503	(55,162,674)	30,409,349	(85,572,023)
Small Cap Equity	442,152,678	(29,535,809)	20,640,518	(50,176,327)
International Equity	1,410,219,254	(143,858,336)	26,957,065	(170,815,401)

The differences between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and on investments in PFIC’s.

At December 31, 2008, capital contributions, accumulated undistributed net investment income and accumulated net realized gain (loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of paydown gains, net operating losses and foreign currency transactions. The following amounts were reclassified within the capital accounts:

Fund	Paid in Capital	Accumulated Undistributed Income	Accumulated Net Realized Gain (Loss) on Investments, Currency Translations and Derivative Transactions

MyDestination 2005	$—	$226,191	$(226,191)
MyDestination 2015	—	509,565	(509,565)
MyDestination 2025	—	259,169	(259,169)
MyDestination 2035	—	26,799	(26,799)
MyDestination 2045	—	47	(47)
Conservative Allocation	—	(1,317)	1,317
Balanced Allocation	—	6,029,808	(6,029,808)
Growth Allocation	—	2,316,162	(2,316,162)
Aggressive Allocation	—	(1,080)	1,080
Conservative Allocation I	—	(590)	590
Balanced Allocation I	—	2,773,325	(2,773,325)
Growth Allocation I	—	911,960	(911,960)
Aggressive Allocation I	—	380	(380)
Money Market	—	84,502	(84,502)
Low-Duration Bond	—	3,971,996	(3,971,996)
Medium-Duration Bond	—	5,487,420	(5,487,420)
Extended-Duration Bond	—	1,252,246	(1,252,246)
Global Bond	—	1,515,962	(1,515,962)
Equity Index	—	(2,066)	2,066
Real Estate Securities	—	—	—
Value Equity	—	(8,811)	8,811
Growth Equity	—	3,395	(3,395)
Small Cap Equity	—	34,447	(34,447)
International Equity	—	5,455,380	(5,455,380)

Net investment income, net realized gain (loss) on investments and net assets were not affected by these reclassifications.

The Financial Accounting Standards Board (“FASB”) Interpretation No. 48, (“FIN 48”) Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Funds’ tax positions and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions regarding the adoption of FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations and administrative interpretations (including court decisions). Each of the Funds’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

10. LEHMAN BROTHERS

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Low-Duration Bond, Medium-Duration Bond, Global Bond and Small Cap Equity Funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of other receivables on the Statement of Assets and Liabilities and net changes in unrealized appreciation (depreciation) on the Statement of Operations. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values. Claims against Lehman Brothers, Inc. and Lehman Brothers International (Europe) have been filed on behalf of GuideStone Funds.

The Funds’ Sub-Advisers, on behalf of GSCM, have delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, the Sub-Advisers have terminated the trades, have obtained quotations from brokers for replacement trades and, where deemed appropriate, have re-opened positions with new counterparties.

11. U.S. TREASURY DEPARTMENT TEMPORARY GUARANTEE PROGRAM

The Money Market Fund participates in the U.S. Department of the Treasury (the “Treasury”) Temporary Guarantee Program for Money Market Funds (the “Program”). Under the Program, the Treasury will guarantee the share price of the shares of the Fund held by shareholders as of the close of business on September 19, 2008, at $1.00 for each share of the Fund, if the Fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the Fund liquidates. Shareholders who held shares of the Fund on September 19, 2008, are provided a guarantee for the lesser of: (a) the number of shares owned by the shareholder at the close of September 19, 2008; or (b) the number of shares owned by the shareholder on the date of a Guarantee Event. The Program does not apply to shareholders who were not shareholders of the Fund as of the close of business on September 19, 2008. The Fund will bear the expense of its participation in the program without regard to any expense limitation currently in effect. The Program is scheduled to expire on September 18, 2009.

12. NEW ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB issued Statement No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”), an amendment to FASB Statement No. 157. FAS 157-4 is intended to provide additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements, when the volume and level of trade activity for the asset or liability have significantly decreased. FAS 157-4 is effective for financial statements issued for fiscal years and interim periods ending after June 15, 2009. The adoption of Statement 157-4 did not have an impact on the amounts reported in the financial statements.

In May 2009, FASB issued Statement No. 165, “Subsequent Events” (“FAS 165”). FAS 165 establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. It requires the disclosure of the date through which an entity has valuated subsequent events and the basis for that date — that is, whether that date represents the date the financial statements were issued or were available to be issued.

This disclosure is intended to alert all users of financial statements that an entity has not evaluated subsequent events after that date in the set of financial statements being presented. FAS 165 is effective for interim and annual periods ending after June 15, 2009. The adoption of FAS 165 did not have a material impact on the amounts reported in the financial statements.

In June, 2009 FASB issued Statement No. 166 “Accounting for Transfers of Financial Assets” (“FAS 166”), an amendment to FASB Statement No. 140. FAS 166 is intended to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. FAS 166 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2009. Management is currently evaluating the implications of Statement 166. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

13. SUBSEQUENT EVENTS

Subsequent events have been evaluated through August 27, 2009, the date that the financial statements were available to be issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded or disclosed.

FUND MANAGEMENT (Unaudited)

Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling 1-888-98-GUIDE.

Name, (DOB), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/Directorships Held by Trustee
DISINTERESTED TRUSTEES

Michael R. Buster (1957) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2002	Executive Pastor, Prestonwood Baptist Church, 1989 - present.	25	N/A

Peter L. Chamberlain, Ph.D. (1951) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2008	Senior Financial Analyst, Summit Wealth Management, Inc., 2006 – present; President, B.R. Chamberlain & Sons, Inc., 1990 – 2006, Registered Investment Adviser.	25	First Baptist Church of Orlando – Board of Trustee Member and Strategy Team; Rollins College Board of Overseers/Corporate Council – Member; the B.R. Chamberlain Foundation for Public Entertainment – President.

Julie P. Fry (1956) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2007	Chief Operating Officer, Salmon, Sims, Thomas & Associates, PLLC, 1996 - present	25	National Charity League, DFW Metroport Chapter — Past President

William Craig George (1958) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2004	Regional loan administrator, SunTrust Bank, 1995 - present.	25	N/A

Joseph A. Mack (1939) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2002	Director, Office of Public Policy, South Carolina Baptist Convention, 1999 - Present.	25	N/A

Franklin Raymond Morgan (1943) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2005	Retired - Senior Vice President, Director of International Administration, Prudential Securities, Inc., January 1962 - May 2003.	25	N/A

INTERESTED TRUSTEES[2]

Barry Hartis (1945) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2005	Certified Public Accountant, 1976 - present; Vice President of Business and Finance, Greensboro College, January 1998 - June 30, 2005.	25	N/A

Gerald B. Jones (1932) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2000	President, Flying Investments, November 2006 - present. Owner Jones Motorcars, Inc. 1957 - October 2006.	25	Bank of Arkansas — Director

FUND MANAGEMENT (Continued)

Name, (DOB), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/Directorships Held by Trustee
OFFICERS WHO ARE NOT TRUSTEES[3]

Ron W. Bass (1966) 2401 Cedar Springs Road Dallas, TX 75201-1407 Chief Compliance Officer and AML Officer	Since 2009	Manager of Broker/Dealer and RIA Compliance, GuideStone Financial Resources of the Southern Baptist Convention, 2008 – present; Marketing Compliance Manager, GuideStone Financial Resources of the Southern Baptist Convention, 2005 – present; Compliance Specialist, GuideStone Financial Resources of the Southern Baptist Convention, 2000 – 2006.	N/A	N/A

Jeffrey P. Billinger (1946) 2401 Cedar Springs Road Dallas, TX 75201-1407 Vice President and Treasurer	Since 2000	Executive Officer and Treasurer, GuideStone Financial Resources of the Southern Baptist Convention, 1995 - present.	N/A	N/A

Rodric E. Cummins (1957) 2401 Cedar Springs Road Dallas, TX 75201-1407 Vice President and Investment Officer	Since 2000	Executive Officer and Chief Investment Officer, GuideStone Financial Resources of the Southern Baptist Convention, 1998 - present.	N/A	N/A

John R. Jones (1953) 2401 Cedar Springs Road Dallas, TX 75201-1407 President	Since 2000	Executive Vice President and Chief Operating Officer, GuideStone Financial Resources of the Southern Baptist Convention, 1995 - present.	N/A	N/A

Rodney R. Miller (1953) 2401 Cedar Springs Road Dallas, TX 75201-1407 Vice President, Secretary and Chief Legal Officer	Since 2000	General Counsel, Legal and Compliance, GuideStone Financial Resources of the Southern Baptist Convention, 1995 - present.	N/A	N/A

Patricia A. Weiland (1959) 2401 Cedar Springs Road Dallas, TX 75201-1407 Vice President — Fund Operations and Sales	Since 2000	Executive Officer, Financial Solutions and Services, GuideStone Financial Resources of the Southern Baptist Convention, 2006 - present; Director, Mutual Funds, GuideStone Financial Resources of the Southern Baptist Convention, 2000 - 2006.	N/A	N/A

[1]	Each Trustee serves for an indefinite term, until his/her successor is elected. Officers serve at the pleasure of the Board of Trustees.
[2]

Messrs. Gerald Jones and Hartis serve as trustees and are to be “interested persons” of the Trust as the term is defined in the Investment Company Act of 1940, due to their positions on the Board of Trustees of GuideStone Financial Resources of the Southern Baptist Convention.

[3]	The executive officers of the Trust may be deemed to be affiliates of the Adviser due to their positions with the Adviser and/or GuideStone Financial Resources.

PROXY VOTING

A description of the policies and procedures that GuideStone Funds uses to determine how to vote proxies relating to their portfolio securities as well as information regarding how GuideStone Funds voted proxies during the most recent 12-month period ended June 30 is available without charge by calling 1-888-98-GUIDE, by visiting our Web site at www.GuideStoneFunds.org or by visiting the SEC’s Web site at www.sec.gov.

QUARTERLY SCHEDULES OF INVESTMENTS

In addition to the semi-annual and annual reports that GuideStone Funds delivers to shareholders and makes available through its Web site, GuideStone Funds files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for each Fund’s first and third fiscal quarters on Form N-Q. GuideStone Funds does not deliver the schedule for the first and third fiscal quarters to shareholders, however the schedule is posted to our Web site, www.GuideStoneFunds.org. You may also obtain the Form N-Q filings by accessing the SEC’s Web site at www.sec.gov or copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) 732-0330. You can also request copies of this information, upon payment of a fee for duplication, at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

BOARD REVIEW OF NEW SUB-ADVISORY AGREEMENTS FOR SMALL CAP EQUITY FUND AND INTERNATIONAL EQUITY FUND

As required by the Investment Company Act of 1940, as amended (the “1940 Act”), the Board of Trustees (the “Board”) of GuideStone Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), considered the approval of a new Sub-Advisory Agreement among: GuideStone Capital Management (“GSCM” or “Adviser”), Columbus Circle Investors (“CCI”) and the Trust on behalf of the Small Cap Equity Fund. The Board approved the new sub-advisory agreement (the “New Sub-Advisory Agreement”) for an initial two-year term at the meeting of the Board held on February 26, 2009. Also, at the Board meeting held on February 26, 2009, the Board approved an amendment to the fee schedule for the sub-advisory agreement with Mondrian Investment Partners Ltd. (“Mondrian”) (“Mondrian Amended Fee Schedule”) and the Trust on behalf of the International Equity Fund. The Board’s decision to approve the New Sub-Advisory Agreement and the Mondrian Amended Fee Schedule reflects the exercise of its business judgment to enter into new or amended sub-advisory arrangements. In approving the New Sub-Advisory Agreement and the Mondrian Amended Fee Schedule, the Board considered information provided by the Adviser, CCI and Mondrian with the assistance and advice of counsel to the Independent Trustees and counsel to the Trust.

With respect to the Small Cap Equity Fund, the Board’s consideration of various factors and its conclusions with respect to such factors formed the basis for the Board’s determination to approve the New Sub-Advisory Agreement. The factors considered by the Board included, but were not limited to: (i) the resources of CCI; (ii) the experience and expertise of CCI; (iii) the financial capability of CCI; (iv) the compliance procedures and history of CCI; (v) the performance of similarly managed funds and accounts in comparison to relevant benchmarks for the Small Cap Equity Fund; (vi) the amount of the contractual sub-advisory fee in comparison to similarly managed funds and CCI’s other similarly situated clients and the effect of any fee waiver and expense reimbursement arrangement; (vii) the total expenses of the Small Cap Equity Fund in comparison to similarly managed funds and the use of past and anticipated expense caps; (viii) the anticipated profitability of CCI with respect to the Small Cap Equity Fund and its overall business; (ix) the extent of any anticipated economies of scale and whether the fee structure reflects such economies of scale; (x) the existence of any collateral benefits to be realized by CCI; and (xi) the existence of any collateral benefits to be realized by the Small Cap Equity Fund. No one factor was determinative in the Board’s consideration of the New Sub-Advisory Agreement.

The Board undertook a review of the terms of the New Sub-Advisory Agreement and the Mondrian Amended Fee Schedule, the nature and quality of the services to be provided by CCI and the proposed fee changes to Mondrian. The Adviser provided the Board with substantial detailed information in the form of reports about CCI prior to the meeting which addressed most, if not all, of the factors listed previously. The Adviser also provided additional information about CCI in a presentation made during the meeting, discussed the comprehensive screening process used to recommend CCI and responded to questions from the Board. The Adviser also provided the Board with details regarding the proposed new fees to be charged under the Mondrian Amended Fee Schedule. In addition, the Independent Trustees met separately in executive session with counsel to the Independent Trustees to discuss and consider information presented in connection with the approval of the New Sub-Advisory Agreement and the Mondrian Amended Fee Schedule as well as the Board’s responsibilities and duties in approving each agreement.

APPROVAL OF NEW SUB-ADVISORY AGREEMENTS FOR SMALL CAP EQUITY FUND AND INTERNATIONAL EQUITY FUND

In considering the approval of the New Sub-Advisory Agreement for the Small Cap Equity Fund, the Board took into account the materials provided prior to and during the meeting, the presentations made during the meeting and the extensive discussions during the meeting, including the discussions the Independent Trustees had during their executive session with their independent legal counsel. The Board considered their responsibilities with respect to reviewing and approving the terms of the New Sub-Advisory Agreement, the investment management team at CCI, the reasonableness of the sub-advisory fees and whether the appointment would be reasonable and fair to the Small Cap Equity Fund and its shareholders. The Board reviewed the factors that they should consider in evaluating whether to approve the New Sub-Advisory Agreement and the materials provided to support each factor.

More specifically, the Board examined the nature, extent and quality of the services to be provided by CCI. The Board evaluated CCI’s experience and noted that CCI currently provides investment advice to various clients, including the Growth Equity Fund, another series of the Trust. The Board noted the experience of key personnel at CCI in providing investment management services and systems used by such persons and the ability of the sub-adviser to attract and retain capable personnel. The Board noted the reputation, compliance history and compliance program of CCI. The Board also noted the terms of the New Sub-Advisory Agreement and the responsibilities that CCI would have as a sub-adviser to the Small Cap Equity Fund, including the responsibility of the day-to-day management of an investment portfolio of the Small Cap Equity Fund, compliance with the Small Cap Equity Fund’s policies and objective and the implementation of Board directives as they relate to the Small Cap Equity Fund. The Board concluded that the Small Cap Equity Fund is likely to benefit from the extent and quality of these services as a result of the sub-adviser’s experience, personnel, operations and resources.

The Board considered information about the potential of CCI to contribute economies of scale as the Small Cap Equity Fund grows in size. The Board noted that the Adviser had been able to negotiate fees that were favorable compared to CCI’s stated fee schedules. The Board noted that CCI’s fee schedule incorporates fee breakpoints, and given the proposed allocation of assets to CCI, one future breakpoint would be available to the Small Cap Equity Fund as assets increase in market value. The Board also noted that CCI provided an estimate of its anticipated profitability with respect to the Small Cap Equity Fund based upon overall profitability as an investment advisory firm.

The Board noted that the Small Cap Fund’s aggregate sub-advisory fee would not increase as a result of the appointment of CCI. However, the Board recognized that the Small Cap Equity Fund’s aggregate sub-advisory fee was effectively reduced on a temporary basis during the period when the Small Cap Equity Fund held a position in exchange-traded funds. The Board noted that the Small Cap Equity Fund, and not the Adviser, would pay fees to CCI directly; therefore, the appointment of CCI would not affect the profitability of the Adviser. The Board noted that the management fee for the Small Cap Equity Fund would continue to be competitive with fees paid by other mutual funds to other advisers.

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by CCI and its affiliates as a result of its arrangements with the Small Cap Equity Fund. The Board concluded that any potential benefits to be derived by CCI included potential access to additional research resources, larger assets under management and reputational benefits, which were consistent with those generally derived by sub-advisers to mutual funds.

The Board considered the investment strategy proposed to be implemented by CCI with respect to approximately 12% of the Small Cap Equity Fund’s assets, and the Adviser’s assessment that the strategy would enhance the Small Cap Equity Fund’s core to high-growth oriented exposure and offers the potential for increased returns. The Board also considered the favorable past performance history of the investment strategy relative to the benchmark index and to the peer universe. The Board noted that the proposed investment strategy outperformed its benchmark, the Russell 2000® Growth Index, over each of the past four calendar year periods. The Board further noted that the proposed investment strategy was ranked in the top quartile among its peer universe during each of the one- through five-year periods ended December 31, 2008.

The Board considered the Adviser’s assessment of CCI’s financial condition. The Board noted that the Adviser, after reviewing certain financial information provided by CCI, felt comfortable that CCI was financially sound.

In considering the approval of the Mondrian Amended Fee Schedule for the International Equity Fund, the Board took into account the information provided by the Adviser at the February 26, 2009, Board meeting. The Board noted the addition of a breakpoint that could potentially lower fees payable to Mondrian, and thus benefit shareholders, if Mondrian’s assigned portion of the International Equity Fund rose above $500,000,000, and that all of the factors that the Board previously considered when renewing the contract at its September 11, 2008, meeting were still applicable.

Based on all of the information presented to the Board and its consideration of relevant factors, the Board, in the exercise of its reasonable business judgment, determined to approve the New Sub-Advisory Agreement and the Mondrian Amended Fee Schedule.

BOARD REVIEW OF NEW INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS FOR INFLATION PROTECTED BOND FUND

As required by the 1940 Act, the Board, including all of the Independent Trustees, considered the approval of the advisory agreement between: GSCM and the Trust on behalf of the Inflation Protected Bond Fund (the “New Fund”) (the “New Advisory Agreement”) and the approval of the new sub-advisory agreement between: GSCM, BlackRock Financial Management, Inc. (“BFM”) and the Trust on behalf of the New Fund (the “Sub-Advisory Agreement”). At the Board meeting held on May 18 – 19, 2009, the New Advisory Agreement was approved for a one-year term and the Sub-Advisory Agreement was approved for a two-year term. The Board’s decision to approve the New Advisory Agreement and the Sub-Advisory Agreement reflects the exercise of its business judgment to enter into new advisory and sub-advisory arrangements. In approving the New Advisory Agreement and the Sub-Advisory Agreement, the Board considered information provided by the Adviser and BFM with the assistance and advice of counsel to the Independent Trustees and counsel to the Trust.

The Board’s consideration of various factors and its conclusions with respect to such factors formed the basis for the Board’s determination to approve the New Advisory Agreement and the Sub-Advisory Agreement. The factors considered by the Board included, but were not limited to: (i) the resources of the Adviser and BFM; (ii) the experience and expertise of the Adviser and BFM; (iii) the financial capability of the Adviser and BFM; (iv) the compliance procedures and history of the Adviser and BFM; (v) the performance of similarly managed funds and accounts in comparison to relevant benchmarks for the New Fund; (vi) the amount of the contractual advisory and sub-advisory fees in comparison to similarly managed funds and the Adviser’s and BFM’s other clients and the effect of any fee waiver and expense reimbursement arrangement; (vii) the total expenses of the New Fund in comparison to similarly managed funds and the use of past and anticipated expense caps; (viii) the profitability of the Adviser and anticipated profitability of BFM with respect to the New Fund and its overall business; (ix) the extent of any anticipated economies of scale and whether the fee structure reflects such economies of scale; (x) the existence of any collateral benefits to be realized by the Adviser and BFM; and (xi) the existence of any collateral benefits to be realized by the New Fund. No one factor was determinative in the Board’s consideration of the New Advisory Agreement and the Sub-Advisory Agreement.

The Board undertook a review of the terms of the New Advisory Agreement and the Sub-Advisory Agreement and the nature and quality of the services to be provided by the Adviser and BFM. The Adviser provided the Board with substantial detailed information in the form of reports about the New Fund, the Adviser and BFM prior to the meeting which addressed most, if not all, of the factors listed previously. The Adviser also provided additional information about the Adviser and BFM in a presentation made during the meeting, discussed the comprehensive screening process used to recommend BFM and responded to questions from the Board. In addition, the Independent Trustees met separately in executive session with counsel to the Independent Trustees to discuss and consider information presented in connection with the approval of the New Advisory Agreement and the Sub-Advisory Agreement as well as the Board’s responsibilities and duties in approving the New Advisory Agreement and the Sub-Advisory Agreement.

APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENT FOR INFLATION PROTECTED BOND FUND

In considering the approval of the New Advisory Agreement with the Adviser on behalf of the New Fund, the Board took into account all the materials provided prior to and during the meeting, the presentations made during the meeting and the extensive discussions during the meeting, including the discussion the Independent Trustees had during their executive session with their independent legal counsel. More specifically, the Board examined the nature, extent and quality of the services to be provided by the Adviser to the New Fund. The Board evaluated the Adviser’s experience in serving as an investment adviser, including overseeing and managing the allocation of existing Fund assets among the underlying Select Funds. The Board noted the experience of key personnel in providing investment management and administrative services and the systems used by such persons and the Adviser’s ability to attract and retain capable personnel. The Board noted the reputation, compliance history, compliance program and financial condition of the Adviser. The Board noted the terms of the agreement and the responsibilities that the Adviser has as an investment adviser to the New Fund, including oversight of general fund compliance and compliance with social restrictions and the implementation of Board directives as they relate to the New Fund. The Board also noted that, except for the identity of the New Fund and its management fee, the New Advisory Agreement is identical in all material respects to other advisory agreements entered into by the Trust for the Funds. The Board concluded that the New Fund is likely to benefit from the extent and quality of these services as a result of the Adviser’s experience, personnel, operations and resources.

The Board also reviewed a memorandum prepared by a third-party independent consulting firm engaged by the Adviser for, among other things, supplying research on expense comparisons. The Board noted that the aggregate management fee, taking into account the proposed fee cap for the New Fund, was competitive relative to other comparable funds with similar investment objectives and policies.

Based on all of the information presented to the Board and its consideration of relevant factors, the Board, in the exercise of its reasonable business judgment, determined to approve the New Advisory Agreement.

APPROVAL OF NEW SUB-ADVISORY AGREEMENT FOR INFLATION PROTECTED BOND FUND

In considering approval of the Sub-Advisory Agreement on behalf of the New Fund, the Board took into account all the materials provided prior to and during the meeting, the presentations made during the meeting and the extensive discussions during the meeting, including the discussion the Independent Trustees had during their executive session with their independent legal counsel. More specifically, the Board examined the nature, extent and quality of the services to be provided by BFM to the New Fund. The Board considered its responsibilities with respect to reviewing and approving the terms of the Sub-Advisory Agreement, the investment management team at BFM, the reasonableness of the sub-advisory fees and whether the appointment of BFM would be reasonable and fair to the New Fund and its shareholders. The Board reviewed the factors that it should consider in evaluating whether to approve the Sub-Advisory Agreement and the materials provided to support each factor. The Board evaluated BFM’s experience in serving as a sub-adviser, including its oversight and management of the allocation of existing Fund assets among the Low-Duration Bond Fund, another series BFM services under the Trust.

The Board considered the reputation, compliance history, compliance program and financial condition of BFM. The Board also considered the experience of key personnel at BFM in providing investment management services to the New Fund, the systems and resources used by such persons to implement and manage the strategy and the ability of the sub-adviser to attract and retain capable personnel. The Board also noted the terms of the Sub-Advisory Agreement and the responsibilities that BFM has to the New Fund, including the responsibility of day-to-day management of an investment portfolio of the New Fund, compliance with the New Fund’s policies and objective and the implementation of Board directives as they relate to the New Fund. In addition, the Board noted BFM’s longstanding relationship with the Trust and its understanding of the investment philosophy and culture of the Adviser, two factors which would facilitate a seamless integration of BFM into the New Fund. The Board concluded that the New Fund is likely to benefit from the extent and quality of these services as a result of BFM’s experience, personnel, operations and resources.

The Board considered information about the potential of BFM to contribute economies of scale as the New Fund grows in size. The Board noted that the Adviser had been able to negotiate fees that were favorable compared to BFM’s stated fee schedule for accounts below $100,000,000 in assets. The Board noted that BFM’s fee schedule incorporates the availability of a future breakpoint to the New Fund as assets increase in market value.

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by BFM and its affiliates as a result of its arrangements with the New Fund. The Board concluded that any potential benefits to be derived by BFM included potential access to additional research resources, larger assets under management and reputational benefits, which were consistent with those generally derived by sub-advisers to mutual funds.

The Board noted BFM’s successful history in managing comparable inflation-protected bond fund strategies for other clients, including the BlackRock Inflation Protected Bond Fund Portfolio. The Board noted that the BFM Treasury Inflation-Protected Securities (“TIPS”) Strategy outperformed the benchmark for the one-year, three-year, five-year and since inception periods ended March 31, 2009, but underperformed the benchmark in the first calendar quarter for 2009. The Board also noted that the BFM TIPS Strategy exceeded the median for the peer universe of comparable funds for each of the one- through five-year periods ended March 31, 2009, and resided in the top quartile of the peer universe for each of those periods. In light of BFM’s successful track record, the Board concluded that the New Fund is likely to benefit from BFM’s management of the New Fund.

The Board considered the Adviser’s assessment of BFM’s financial condition. The Board noted that the Adviser, after reviewing certain financial information provided by BFM, felt comfortable that BFM was financially sound.

Based on all of the information presented to the Board and its consideration of relevant factors, the Board, in the exercise of its reasonable business judgment, determined to approve the Sub-Advisory Agreement.

INVESTMENT SUB-ADVISERS (Assets under management as of 06/30/09) (Unaudited)

GuideStone Funds employs a broad array of proven investment managers for the benefit of their investors. Each manager is distinctive in its investment management process and business approach.

Fund	Sub-Adviser	Firm Established	Total Assets Managed
Money Market	BlackRock Institutional Management Corporation	1988	$1.3	Tr
Low-Duration Bond	BlackRock Financial Management, Inc.	1988	$1.3	Tr
	Payden & Rygel	1983	$44.6	B
	PIMCO (Pacific Investment Management Company LLC)	1971	$842	B
Medium-Duration Bond	Goldman Sachs Asset Management, L.P.	1984	$708.7	B
	PIMCO (Pacific Investment Management Company LLC)	1971	$842	B
	Western Asset Management Company	1971	$485	B
	Western Asset Management Company Limited	1971	$61.1	B
Extended-Duration Bond	Loomis, Sayles & Company, L.P.	1926	$124	B
	STW Fixed Income Management Ltd.	1977	$9.6	B
Inflation Protected Bond	BlackRock Financial Management, Inc.	1988	$1.3	Tr
Global Bond	Loomis, Sayles & Company, L.P.	1926	$124	B
	Western Asset Management Company	1971	$485	B
	Western Asset Management Company Limited	1971	$61.1	B
Equity Index	Northern Trust Investments, N.A.	1889	$559	B
Real Estate Securities	RREEF America L.L.C.	1975	$60.2	B
Value Equity	Aronson+Johnson+Ortiz, LP	1984	$17.4	B
	Barrow, Hanley, Mewhinney & Straus, Inc.	1979	$46.0	B
	Northern Trust Investments, N.A.	1889	$559	B
	TCW Investment Management Company	1971	$103.3	B
Growth Equity	Columbus Circle Investors	1975	$12.1	B
	Marsico Capital Management, LLC	1997	$51.1	B
	Rainier Investment Management, Inc.®	1991	$14.1	B
	Sands Capital Management, LLC	1992	$10.9	B
Small Cap Equity	Aronson+Johnson+Ortiz, L.P.	1984	$17.4	B
	Columbus Circle Investors	1975	$12.1	B
	Lord, Abbett & Company LLC	1929	$73.9	B
	TimesSquare Capital Management, LLC	2000	$8.8	B
	Western Asset Management Company	1971	$485	B
	Western Asset Management Company Limited	1971	$61.1	B
International Equity	AllianceBernstein L.P.	1962	$447	B
	AQR Capital Management, LLC	1998	$20.0	B
	Genesis Asset Managers, LLP	1989	$15.9	B
	Lazard Asset Management LLC	1970	$86.3	B
	McKinley Capital Management, LLC	1990	$10.4	B
	MFS Institutional Advisors, Inc.	1970	$141	B
	Mondrian Investment Partners Ltd.	1990	$52.0	B
	Philadelphia International Advisors, L.P.	1956	$5.7	B
	UBS Global Asset Management (Americas), Inc.	1998	$142	B
Custodian for GuideStone Funds Assets	The Northern Trust Company	1889	$3.2	Tr
Cash Overlay for GuideStone Date Target, Asset Allocation, Bond and Equity Funds	Northern Trust Investments, N.A.	1889	$559	B

You should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. To obtain a prospectus with this and other information about GuideStone Funds call 1-888-98-GUIDE (48433), visit www.GuideStoneFunds.org or write to GuideStone Funds, 2401 Cedar Springs, Dallas, TX 75201-1498. Read it carefully before you invest. Shares of GuideStone Funds are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406.

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	2401 Cedar Springs Road, Dallas, TX 75201-1498 1-888-98-GUIDE — www.GuideStonesFunds.org	Funds distributed by PFPC Distributors, Inc. 760 Moore Road, King of Prussia, PA 19406

15177		6/09 2239

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	GuideStone Funds

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President
(principal executive officer)

Date	August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President
(principal executive officer)

Date	August 27, 2009

By (Signature and Title)*	/s/ Jeffrey P. Billinger
Jeffrey P. Billinger, Vice President and Treasurer
(principal financial officer)

Date	August 27, 2009

*	Print the name and title of each signing officer under his or her signature.